UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Canada Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Canada Fund

1.855812.105

ACAN-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 0.1%
Magna International, Inc. Class A (sub. vtg.)	100,000	$ 4,008,576
Hotels, Restaurants & Leisure - 1.3%
Starbucks Corp.	140,000	6,339,200
Tim Hortons, Inc. (Canada)	710,300	37,772,647
		44,111,847
Internet & Catalog Retail - 0.2%
Expedia, Inc.	100,000	5,699,000
Media - 2.3%
Cineplex, Inc.	350,000	10,470,160
Comcast Corp. Class A	850,000	27,667,500
Corus Entertainment, Inc. Class B (non-vtg.)	800,000	18,100,414
Quebecor, Inc. Class B (sub. vtg.)	550,000	19,370,793
		75,608,867
Multiline Retail - 2.1%
Dollarama, Inc.	1,153,467	71,886,810
Specialty Retail - 1.7%
PetSmart, Inc.	100,000	6,611,000
RONA, Inc.	200,000	2,692,327
Ross Stores, Inc.	200,000	13,288,000
TJX Companies, Inc.	800,000	35,424,000
		58,015,327
Textiles, Apparel & Luxury Goods - 0.4%
Gildan Activewear, Inc.	270,195	7,619,399
lululemon athletica, Inc. (a)	77,600	4,382,848
		12,002,247
TOTAL CONSUMER DISCRETIONARY		271,332,674
CONSUMER STAPLES - 3.7%
Food & Staples Retailing - 3.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,090,200	51,637,334
CVS Caremark Corp.	200,000	9,050,000
Jean Coutu Group, Inc. Class A (sub. vtg.)	600,000	8,609,463
Metro, Inc. Class A (sub. vtg.)	579,165	32,138,936
Whole Foods Market, Inc.	150,000	13,767,000
		115,202,733
Food Products - 0.3%
Saputo, Inc.	250,000	10,652,141
TOTAL CONSUMER STAPLES		125,854,874
ENERGY - 20.9%
Oil, Gas & Consumable Fuels - 20.9%
Athabasca Oil Corp. (a)	400,000	4,902,029
Baytex Energy Corp. (d)	350,000	14,511,642

	Shares	Value
Cameco Corp.	300,000	$ 6,282,096
Canadian Oil Sands Ltd.	500,000	10,061,325
Celtic Exploration Ltd. (a)	500,000	8,730,119
Celtic Exploration Ltd. (e)	200,000	3,492,048
Cenovus Energy, Inc.	2,800,000	85,576,108
Crescent Point Energy Corp. (d)	1,383,400	54,985,615
Crew Energy, Inc. (a)	1,400,000	9,660,468
Enbridge, Inc.	3,637,800	148,834,755
Encana Corp.	800,000	17,821,210
Imperial Oil Ltd.	250,000	10,709,478
Keyera Corp.	152,302	6,875,117
MEG Energy Corp. (a)	300,000	12,205,215
Pacific Rubiales Energy Corp.	700,000	15,837,862
Painted Pony Petroleum Ltd. (a)(e)	113,000	1,053,547
Pembina Pipeline Corp. (d)	250,000	6,680,959
Penn West Petroleum Ltd.	700,000	9,548,786
PetroBakken Energy Ltd. Class A (d)	800,000	9,931,695
Progress Energy Resources Corp.	500,000	11,347,659
Suncor Energy, Inc.	3,857,600	117,937,893
Surge Energy, Inc. (a)	250,000	1,742,534
Surge Energy, Inc. (e)	632,000	4,405,125
Talisman Energy, Inc.	2,500,000	30,911,901
Tourmaline Oil Corp. (a)	300,000	8,690,233
Tourmaline Oil Corp. (a)(e)	80,000	2,317,395
TransCanada Corp.	1,400,000	63,756,295
Trilogy Energy Corp.	100,000	2,422,097
Vermilion Energy, Inc. (d)	400,000	18,646,856
		699,878,062
FINANCIALS - 31.2%
Capital Markets - 0.7%
CI Financial Corp.	1,100,000	24,471,257
Commercial Banks - 22.6%
Bank of Montreal (d)	1,600,000	91,642,818
Bank of Nova Scotia	2,700,000	140,943,312
Canadian Imperial Bank of Commerce	654,600	47,878,456
National Bank of Canada	450,000	33,510,495
Royal Bank of Canada (d)	3,790,000	194,176,796
The Toronto-Dominion Bank	2,863,800	225,368,794
U.S. Bancorp	400,000	13,400,000
Wells Fargo & Co.	350,000	11,833,500
		758,754,171
Consumer Finance - 0.2%
American Express Co.	80,000	4,616,800
Insurance - 3.2%
Fairfax Financial Holdings Ltd. (sub. vtg.)	50,000	18,821,359
Intact Financial Corp.	760,925	48,940,183
Manulife Financial Corp.	2,000,000	21,478,785
Sun Life Financial, Inc.	800,000	17,374,483
		106,614,810
Real Estate Investment Trusts - 2.5%
Boardwalk (REIT)	200,000	12,763,624
H&R REIT/H&R Finance Trust	600,000	14,957,371
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
RioCan (REIT)	1,400,000	$ 39,982,051
Simon Property Group, Inc.	100,000	16,049,000
		83,752,046
Real Estate Management & Development - 2.0%
Brookfield Asset Management, Inc. Class A	1,550,000	52,581,144
Brookfield Properties Corp.	800,000	13,681,009
		66,262,153
TOTAL FINANCIALS		1,044,471,237
HEALTH CARE - 5.7%
Biotechnology - 0.6%
Biogen Idec, Inc. (a)	150,000	21,874,500
Health Care Providers & Services - 3.2%
Catamaran Corp. (a)	1,253,234	106,447,098
Pharmaceuticals - 1.9%
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,331,471	63,463,443
TOTAL HEALTH CARE		191,785,041
INDUSTRIALS - 5.7%
Machinery - 0.5%
Westport Innovations, Inc. (a)(d)	450,000	16,933,502
Road & Rail - 5.0%
Canadian National Railway Co.	1,440,000	127,034,751
Canadian Pacific	500,000	40,639,178
		167,673,929
Trading Companies & Distributors - 0.2%
Finning International, Inc.	300,000	6,892,357
TOTAL INDUSTRIALS		191,499,788
INFORMATION TECHNOLOGY - 4.4%
Computers & Peripherals - 0.5%
Apple, Inc.	30,000	18,322,800
Internet Software & Services - 0.7%
eBay, Inc. (a)	400,000	17,720,000
Open Text Corp. (a)	130,407	5,891,949
		23,611,949
IT Services - 2.3%
Alliance Data Systems Corp. (a)	95,000	12,350,000

	Shares	Value
CGI Group, Inc. Class A (sub. vtg.) (a)	2,490,000	$ 58,671,486
MasterCard, Inc. Class A	10,000	4,365,700
		75,387,186
Software - 0.9%
Citrix Systems, Inc. (a)	60,000	4,360,800
MacDonald Dettwiler & Associates Ltd.	450,000	24,657,227
		29,018,027
TOTAL INFORMATION TECHNOLOGY		146,339,962
MATERIALS - 11.6%
Chemicals - 3.8%
Agrium, Inc.	450,000	42,803,510
Methanex Corp.	300,000	8,235,529
Potash Corp. of Saskatchewan, Inc.	1,680,000	74,380,017
		125,419,056
Metals & Mining - 7.8%
Agnico-Eagle Mines Ltd. (Canada)	600,000	26,330,957
Alamos Gold, Inc.	200,000	3,135,065
Barrick Gold Corp.	1,180,000	38,841,103
Copper Mountain Mining Corp. (a)	390,000	1,256,120
Eldorado Gold Corp.	1,305,000	14,119,011
First Quantum Minerals Ltd.	1,330,000	24,150,471
Franco-Nevada Corp.	500,000	24,400,459
Goldcorp, Inc.	1,800,000	64,974,822
Kinross Gold Corp.	400,000	3,342,474
Major Drilling Group International, Inc.	50,000	507,055
New Gold, Inc. (a)	1,100,000	11,199,083
Silver Wheaton Corp.	475,900	13,116,494
Tahoe Resources, Inc. (a)	400,000	6,046,767
Yamana Gold, Inc.	2,100,000	31,138,256
		262,558,137
TOTAL MATERIALS		387,977,193
TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 5.4%
BCE, Inc.	2,350,000	100,012,963
Manitoba Telecom Services, Inc.	300,000	10,194,944
TELUS Corp.	1,100,000	68,686,244
		178,894,151
Wireless Telecommunication Services - 0.2%
Rogers Communications, Inc. Class B (non-vtg.)	200,000	7,839,657
TOTAL TELECOMMUNICATION SERVICES		186,733,808
Common Stocks - continued
	Shares	Value
UTILITIES - 0.3%
Electric Utilities - 0.3%
Fortis, Inc.	200,000	$ 6,688,937
Southern Co.	100,000	4,815,000
		11,503,937
TOTAL COMMON STOCKS (Cost $2,595,465,534)		3,257,376,576
Money Market Funds - 8.2%

Fidelity Cash Central Fund, 0.17% (b)	97,552,702	97,552,702
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	179,312,569	179,312,569
TOTAL MONEY MARKET FUNDS (Cost $276,865,271)		276,865,271
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $2,872,330,805)		3,534,241,847
NET OTHER ASSETS (LIABILITIES) - (5.4)%		(182,031,819)
NET ASSETS - 100%		$ 3,352,210,028
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,268,115 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 38,043
Fidelity Securities Lending Cash Central Fund	3,548,048
Total	$ 3,586,091
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $2,887,915,978. Net unrealized appreciation aggregated $646,325,869, of which $732,090,917 related to appreciated investment securities and $85,765,048 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Canada Fund

July 31, 2012

1.804819.108

CAN-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 0.1%
Magna International, Inc. Class A (sub. vtg.)	100,000	$ 4,008,576
Hotels, Restaurants & Leisure - 1.3%
Starbucks Corp.	140,000	6,339,200
Tim Hortons, Inc. (Canada)	710,300	37,772,647
		44,111,847
Internet & Catalog Retail - 0.2%
Expedia, Inc.	100,000	5,699,000
Media - 2.3%
Cineplex, Inc.	350,000	10,470,160
Comcast Corp. Class A	850,000	27,667,500
Corus Entertainment, Inc. Class B (non-vtg.)	800,000	18,100,414
Quebecor, Inc. Class B (sub. vtg.)	550,000	19,370,793
		75,608,867
Multiline Retail - 2.1%
Dollarama, Inc.	1,153,467	71,886,810
Specialty Retail - 1.7%
PetSmart, Inc.	100,000	6,611,000
RONA, Inc.	200,000	2,692,327
Ross Stores, Inc.	200,000	13,288,000
TJX Companies, Inc.	800,000	35,424,000
		58,015,327
Textiles, Apparel & Luxury Goods - 0.4%
Gildan Activewear, Inc.	270,195	7,619,399
lululemon athletica, Inc. (a)	77,600	4,382,848
		12,002,247
TOTAL CONSUMER DISCRETIONARY		271,332,674
CONSUMER STAPLES - 3.7%
Food & Staples Retailing - 3.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,090,200	51,637,334
CVS Caremark Corp.	200,000	9,050,000
Jean Coutu Group, Inc. Class A (sub. vtg.)	600,000	8,609,463
Metro, Inc. Class A (sub. vtg.)	579,165	32,138,936
Whole Foods Market, Inc.	150,000	13,767,000
		115,202,733
Food Products - 0.3%
Saputo, Inc.	250,000	10,652,141
TOTAL CONSUMER STAPLES		125,854,874
ENERGY - 20.9%
Oil, Gas & Consumable Fuels - 20.9%
Athabasca Oil Corp. (a)	400,000	4,902,029
Baytex Energy Corp. (d)	350,000	14,511,642

	Shares	Value
Cameco Corp.	300,000	$ 6,282,096
Canadian Oil Sands Ltd.	500,000	10,061,325
Celtic Exploration Ltd. (a)	500,000	8,730,119
Celtic Exploration Ltd. (e)	200,000	3,492,048
Cenovus Energy, Inc.	2,800,000	85,576,108
Crescent Point Energy Corp. (d)	1,383,400	54,985,615
Crew Energy, Inc. (a)	1,400,000	9,660,468
Enbridge, Inc.	3,637,800	148,834,755
Encana Corp.	800,000	17,821,210
Imperial Oil Ltd.	250,000	10,709,478
Keyera Corp.	152,302	6,875,117
MEG Energy Corp. (a)	300,000	12,205,215
Pacific Rubiales Energy Corp.	700,000	15,837,862
Painted Pony Petroleum Ltd. (a)(e)	113,000	1,053,547
Pembina Pipeline Corp. (d)	250,000	6,680,959
Penn West Petroleum Ltd.	700,000	9,548,786
PetroBakken Energy Ltd. Class A (d)	800,000	9,931,695
Progress Energy Resources Corp.	500,000	11,347,659
Suncor Energy, Inc.	3,857,600	117,937,893
Surge Energy, Inc. (a)	250,000	1,742,534
Surge Energy, Inc. (e)	632,000	4,405,125
Talisman Energy, Inc.	2,500,000	30,911,901
Tourmaline Oil Corp. (a)	300,000	8,690,233
Tourmaline Oil Corp. (a)(e)	80,000	2,317,395
TransCanada Corp.	1,400,000	63,756,295
Trilogy Energy Corp.	100,000	2,422,097
Vermilion Energy, Inc. (d)	400,000	18,646,856
		699,878,062
FINANCIALS - 31.2%
Capital Markets - 0.7%
CI Financial Corp.	1,100,000	24,471,257
Commercial Banks - 22.6%
Bank of Montreal (d)	1,600,000	91,642,818
Bank of Nova Scotia	2,700,000	140,943,312
Canadian Imperial Bank of Commerce	654,600	47,878,456
National Bank of Canada	450,000	33,510,495
Royal Bank of Canada (d)	3,790,000	194,176,796
The Toronto-Dominion Bank	2,863,800	225,368,794
U.S. Bancorp	400,000	13,400,000
Wells Fargo & Co.	350,000	11,833,500
		758,754,171
Consumer Finance - 0.2%
American Express Co.	80,000	4,616,800
Insurance - 3.2%
Fairfax Financial Holdings Ltd. (sub. vtg.)	50,000	18,821,359
Intact Financial Corp.	760,925	48,940,183
Manulife Financial Corp.	2,000,000	21,478,785
Sun Life Financial, Inc.	800,000	17,374,483
		106,614,810
Real Estate Investment Trusts - 2.5%
Boardwalk (REIT)	200,000	12,763,624
H&R REIT/H&R Finance Trust	600,000	14,957,371
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
RioCan (REIT)	1,400,000	$ 39,982,051
Simon Property Group, Inc.	100,000	16,049,000
		83,752,046
Real Estate Management & Development - 2.0%
Brookfield Asset Management, Inc. Class A	1,550,000	52,581,144
Brookfield Properties Corp.	800,000	13,681,009
		66,262,153
TOTAL FINANCIALS		1,044,471,237
HEALTH CARE - 5.7%
Biotechnology - 0.6%
Biogen Idec, Inc. (a)	150,000	21,874,500
Health Care Providers & Services - 3.2%
Catamaran Corp. (a)	1,253,234	106,447,098
Pharmaceuticals - 1.9%
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,331,471	63,463,443
TOTAL HEALTH CARE		191,785,041
INDUSTRIALS - 5.7%
Machinery - 0.5%
Westport Innovations, Inc. (a)(d)	450,000	16,933,502
Road & Rail - 5.0%
Canadian National Railway Co.	1,440,000	127,034,751
Canadian Pacific	500,000	40,639,178
		167,673,929
Trading Companies & Distributors - 0.2%
Finning International, Inc.	300,000	6,892,357
TOTAL INDUSTRIALS		191,499,788
INFORMATION TECHNOLOGY - 4.4%
Computers & Peripherals - 0.5%
Apple, Inc.	30,000	18,322,800
Internet Software & Services - 0.7%
eBay, Inc. (a)	400,000	17,720,000
Open Text Corp. (a)	130,407	5,891,949
		23,611,949
IT Services - 2.3%
Alliance Data Systems Corp. (a)	95,000	12,350,000

	Shares	Value
CGI Group, Inc. Class A (sub. vtg.) (a)	2,490,000	$ 58,671,486
MasterCard, Inc. Class A	10,000	4,365,700
		75,387,186
Software - 0.9%
Citrix Systems, Inc. (a)	60,000	4,360,800
MacDonald Dettwiler & Associates Ltd.	450,000	24,657,227
		29,018,027
TOTAL INFORMATION TECHNOLOGY		146,339,962
MATERIALS - 11.6%
Chemicals - 3.8%
Agrium, Inc.	450,000	42,803,510
Methanex Corp.	300,000	8,235,529
Potash Corp. of Saskatchewan, Inc.	1,680,000	74,380,017
		125,419,056
Metals & Mining - 7.8%
Agnico-Eagle Mines Ltd. (Canada)	600,000	26,330,957
Alamos Gold, Inc.	200,000	3,135,065
Barrick Gold Corp.	1,180,000	38,841,103
Copper Mountain Mining Corp. (a)	390,000	1,256,120
Eldorado Gold Corp.	1,305,000	14,119,011
First Quantum Minerals Ltd.	1,330,000	24,150,471
Franco-Nevada Corp.	500,000	24,400,459
Goldcorp, Inc.	1,800,000	64,974,822
Kinross Gold Corp.	400,000	3,342,474
Major Drilling Group International, Inc.	50,000	507,055
New Gold, Inc. (a)	1,100,000	11,199,083
Silver Wheaton Corp.	475,900	13,116,494
Tahoe Resources, Inc. (a)	400,000	6,046,767
Yamana Gold, Inc.	2,100,000	31,138,256
		262,558,137
TOTAL MATERIALS		387,977,193
TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 5.4%
BCE, Inc.	2,350,000	100,012,963
Manitoba Telecom Services, Inc.	300,000	10,194,944
TELUS Corp.	1,100,000	68,686,244
		178,894,151
Wireless Telecommunication Services - 0.2%
Rogers Communications, Inc. Class B (non-vtg.)	200,000	7,839,657
TOTAL TELECOMMUNICATION SERVICES		186,733,808
Common Stocks - continued
	Shares	Value
UTILITIES - 0.3%
Electric Utilities - 0.3%
Fortis, Inc.	200,000	$ 6,688,937
Southern Co.	100,000	4,815,000
		11,503,937
TOTAL COMMON STOCKS (Cost $2,595,465,534)		3,257,376,576
Money Market Funds - 8.2%

Fidelity Cash Central Fund, 0.17% (b)	97,552,702	97,552,702
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	179,312,569	179,312,569
TOTAL MONEY MARKET FUNDS (Cost $276,865,271)		276,865,271
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $2,872,330,805)		3,534,241,847
NET OTHER ASSETS (LIABILITIES) - (5.4)%		(182,031,819)
NET ASSETS - 100%		$ 3,352,210,028
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,268,115 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 38,043
Fidelity Securities Lending Cash Central Fund	3,548,048
Total	$ 3,586,091
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $2,887,915,978. Net unrealized appreciation aggregated $646,325,869, of which $732,090,917 related to appreciated investment securities and $85,765,048 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Emerging Europe, Middle East,
Africa (EMEA) Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2012

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Emerging Europe, Middle East,
Africa (EMEA) Fund

1.861995.104

AEME-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
Bailiwick of Jersey - 0.3%
Randgold Resources Ltd.	5,200	$ 467,404
Canada - 0.3%
Silver Wheaton Corp.	13,200	363,811
Czech Republic - 0.7%
Philip Morris CR A/S	1,700	919,100
Kenya - 2.4%
Barclays Bank of Kenya Ltd.	2,620,550	438,053
British American Tobacco Kenya Ltd.	110,700	503,957
East African Breweries Ltd.	213,906	560,441
Kenya Airways Ltd.	1,754,900	293,350
Safaricom Ltd.	26,591,559	1,197,960
Uchumi Supermarket Ltd. (a)	2,000,000	363,960
TOTAL KENYA		3,357,721
Morocco - 0.9%
Maroc Telecom SA	104,900	1,239,062
Nigeria - 1.5%
Guaranty Trust Bank PLC	3,807,451	410,015
Nigerian Breweries PLC	690,786	512,166
Skye Bank PLC	28,071,010	508,476
Zenith Bank PLC	7,548,060	676,577
TOTAL NIGERIA		2,107,234
Poland - 2.1%
Bank Polska Kasa Opieki SA	37,900	1,585,950
Eurocash SA	57,400	673,505
Kruk SA (a)	50,000	679,318
TOTAL POLAND		2,938,773
Qatar - 1.2%
Qatar National Bank SAQ	17,351	633,753
Qatar Telecom (Qtel) Q.S.C.	15,000	432,126
Vodafone Qatar QSC (a)	248,198	609,368
TOTAL QATAR		1,675,247
Russia - 26.7%
Gazprom OAO	1,982,500	9,255,727
Lukoil Oil Co. sponsored ADR (United Kingdom)	155,795	8,802,418
NOVATEK OAO	40,000	430,810
NOVATEK OAO GDR (Reg. S)	26,700	3,019,770
Rosneft Oil Co. OJSC	131,100	795,152
Rosneft Oil Co. OJSC GDR (Reg. S)	162,500	978,250
Common Stocks - continued
	Shares	Value
Russia - continued
Sberbank (Savings Bank of the Russian Federation)	3,009,200	$ 8,374,920
Sistema JSFC sponsored GDR	26,700	553,758
TNK-BP Holding (a)	926,300	2,191,349
Uralkali OJSC	318,200	2,658,431
TOTAL RUSSIA		37,060,585
South Africa - 49.5%
African Rainbow Minerals Ltd.	56,200	1,057,780
AngloGold Ashanti Ltd.	88,200	2,985,099
Aspen Pharmacare Holdings Ltd.	85,300	1,496,130
Aveng Ltd.	287,900	1,252,412
Cashbuild Ltd.	84,400	1,540,006
Clicks Group Ltd.	613,092	4,046,509
DRDGOLD Ltd.	948,914	580,204
Exxaro Resources Ltd.	78,000	1,589,398
FirstRand Ltd.	1,677,600	5,603,116
Harmony Gold Mining Co. Ltd.	388,600	3,831,556
Holdsport Ltd.	80,000	480,935
Kagiso Media Ltd.	123,000	297,261
Life Healthcare Group Holdings Ltd.	279,200	1,131,908
Massmart Holdings Ltd.	65,800	1,380,873
Mr Price Group Ltd.	61,600	917,351
MTN Group Ltd.	640,250	11,526,057
Nampak Ltd.	646,100	2,029,907
Naspers Ltd. Class N	32,400	1,761,425
Omnia Holdings Ltd.	11,000	146,227
Pinnacle Technology Holdings Ltd.	282,000	540,450
Pioneer Foods Ltd.	240,800	1,556,730
Rand Merchant Insurance Holdings Ltd.	170,900	376,678
Raubex Group Ltd.	1,382,600	2,255,451
RMB Holdings Ltd.	268,400	1,189,314
Sanlam Ltd.	448,900	1,928,921
Sasol Ltd.	78,000	3,235,694
Shoprite Holdings Ltd.	151,100	2,966,110
Spur Corp. Ltd.	162,800	337,382
Standard Bank Group Ltd.	500,563	6,896,120
Super Group Ltd. (a)	200,000	392,723
Vodacom Group Ltd.	260,900	3,026,554
Wilson Bayly Holmes-Ovcon Ltd.	18,600	293,557
TOTAL SOUTH AFRICA		68,649,838
Common Stocks - continued
	Shares	Value
Turkey - 5.3%
Aygaz A/S	213,000	$ 951,756
Koc Holding A/S	143,850	561,022
Tupras-Turkiye Petrol Rafinerileri A/S	28,000	617,768
Turk Telekomunikasyon A/S	402,100	1,554,767
Turkiye Garanti Bankasi A/S	922,000	3,595,844
TOTAL TURKEY		7,281,157
United Arab Emirates - 4.0%
Agthia Group PJSC	734,869	394,144
Aldar Properties PJSC (a)	1,417,210	447,581
Dubai Financial Market PJSC (a)	5,448,845	1,449,366
Emaar Properties (a)	300,000	277,702
Emirates NBD Bank PJSC (a)	396,999	293,993
First Gulf Bank PJSC	790,289	1,906,333
National Bank of Abu Dhabi PJSC (a)	156,000	356,766
NMC Health PLC	160,300	490,086
TOTAL UNITED ARAB EMIRATES		5,615,971
United Kingdom - 0.4%
Tullow Oil PLC	25,100	507,654
Zambia - 0.4%
Zambeef Products PLC	997,525	545,758
TOTAL COMMON STOCKS (Cost $131,391,987)		132,729,315
Nonconvertible Preferred Stocks - 2.1%

Russia - 2.1%
Surgutneftegaz JSC (Cost $2,643,520)	5,120,900	2,977,537
Nonconvertible Bonds - 0.4%
		Principal Amount
Multi-National - 0.4%
International Bank for Reconstruction & Development 8.2% 12/12/12 (Cost $511,008)	NGN	$ 80,000,000	490,507
Government Obligations - 0.3%
		Principal Amount	Value
Ghana - 0.3%
Ghana Republic 14.99% 3/11/13 (Cost $672,328)	GHS	950,000	$ 474,283
Money Market Funds - 0.2%
	Shares
Fidelity Cash Central Fund, 0.17% (b) (Cost $218,622)	218,622	218,622
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $135,437,465)		136,890,264
NET OTHER ASSETS (LIABILITIES) - 1.3%		1,843,810
NET ASSETS - 100%		$ 138,734,074
Currency Abbreviations
GHS	-	Ghana Cedi
NGN	-	Nigerian naira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,139
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,727,083	$ 5,727,083	$ -	$ -
Consumer Staples	14,423,253	14,423,253	-	-
Energy	34,401,527	31,165,833	3,235,694	-
Financials	36,949,478	36,949,478	-	-
Health Care	3,118,124	3,118,124	-	-
Industrials	5,335,110	5,335,110	-	-
Information Technology	540,450	540,450	-	-
Materials	14,120,419	6,836,360	7,284,059	-
Telecommunication Services	20,139,652	20,139,652	-	-
Utilities	951,756	951,756	-	-
Corporate Bonds	490,507	-	490,507	-
Government Obligations	474,283	-	474,283	-
Money Market Funds	218,622	218,622	-	-
Total Investments in Securities:	$ 136,890,264	$ 125,405,721	$ 11,484,543	$ -
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $136,137,404. Net unrealized appreciation aggregated $752,860, of which $17,380,086 related to appreciated investment securities and $16,627,226 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and foreign government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Europe,
Middle East, Africa (EMEA) Fund

July 31, 2012

1.861977.104

EME-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
Bailiwick of Jersey - 0.3%
Randgold Resources Ltd.	5,200	$ 467,404
Canada - 0.3%
Silver Wheaton Corp.	13,200	363,811
Czech Republic - 0.7%
Philip Morris CR A/S	1,700	919,100
Kenya - 2.4%
Barclays Bank of Kenya Ltd.	2,620,550	438,053
British American Tobacco Kenya Ltd.	110,700	503,957
East African Breweries Ltd.	213,906	560,441
Kenya Airways Ltd.	1,754,900	293,350
Safaricom Ltd.	26,591,559	1,197,960
Uchumi Supermarket Ltd. (a)	2,000,000	363,960
TOTAL KENYA		3,357,721
Morocco - 0.9%
Maroc Telecom SA	104,900	1,239,062
Nigeria - 1.5%
Guaranty Trust Bank PLC	3,807,451	410,015
Nigerian Breweries PLC	690,786	512,166
Skye Bank PLC	28,071,010	508,476
Zenith Bank PLC	7,548,060	676,577
TOTAL NIGERIA		2,107,234
Poland - 2.1%
Bank Polska Kasa Opieki SA	37,900	1,585,950
Eurocash SA	57,400	673,505
Kruk SA (a)	50,000	679,318
TOTAL POLAND		2,938,773
Qatar - 1.2%
Qatar National Bank SAQ	17,351	633,753
Qatar Telecom (Qtel) Q.S.C.	15,000	432,126
Vodafone Qatar QSC (a)	248,198	609,368
TOTAL QATAR		1,675,247
Russia - 26.7%
Gazprom OAO	1,982,500	9,255,727
Lukoil Oil Co. sponsored ADR (United Kingdom)	155,795	8,802,418
NOVATEK OAO	40,000	430,810
NOVATEK OAO GDR (Reg. S)	26,700	3,019,770
Rosneft Oil Co. OJSC	131,100	795,152
Rosneft Oil Co. OJSC GDR (Reg. S)	162,500	978,250
Common Stocks - continued
	Shares	Value
Russia - continued
Sberbank (Savings Bank of the Russian Federation)	3,009,200	$ 8,374,920
Sistema JSFC sponsored GDR	26,700	553,758
TNK-BP Holding (a)	926,300	2,191,349
Uralkali OJSC	318,200	2,658,431
TOTAL RUSSIA		37,060,585
South Africa - 49.5%
African Rainbow Minerals Ltd.	56,200	1,057,780
AngloGold Ashanti Ltd.	88,200	2,985,099
Aspen Pharmacare Holdings Ltd.	85,300	1,496,130
Aveng Ltd.	287,900	1,252,412
Cashbuild Ltd.	84,400	1,540,006
Clicks Group Ltd.	613,092	4,046,509
DRDGOLD Ltd.	948,914	580,204
Exxaro Resources Ltd.	78,000	1,589,398
FirstRand Ltd.	1,677,600	5,603,116
Harmony Gold Mining Co. Ltd.	388,600	3,831,556
Holdsport Ltd.	80,000	480,935
Kagiso Media Ltd.	123,000	297,261
Life Healthcare Group Holdings Ltd.	279,200	1,131,908
Massmart Holdings Ltd.	65,800	1,380,873
Mr Price Group Ltd.	61,600	917,351
MTN Group Ltd.	640,250	11,526,057
Nampak Ltd.	646,100	2,029,907
Naspers Ltd. Class N	32,400	1,761,425
Omnia Holdings Ltd.	11,000	146,227
Pinnacle Technology Holdings Ltd.	282,000	540,450
Pioneer Foods Ltd.	240,800	1,556,730
Rand Merchant Insurance Holdings Ltd.	170,900	376,678
Raubex Group Ltd.	1,382,600	2,255,451
RMB Holdings Ltd.	268,400	1,189,314
Sanlam Ltd.	448,900	1,928,921
Sasol Ltd.	78,000	3,235,694
Shoprite Holdings Ltd.	151,100	2,966,110
Spur Corp. Ltd.	162,800	337,382
Standard Bank Group Ltd.	500,563	6,896,120
Super Group Ltd. (a)	200,000	392,723
Vodacom Group Ltd.	260,900	3,026,554
Wilson Bayly Holmes-Ovcon Ltd.	18,600	293,557
TOTAL SOUTH AFRICA		68,649,838
Common Stocks - continued
	Shares	Value
Turkey - 5.3%
Aygaz A/S	213,000	$ 951,756
Koc Holding A/S	143,850	561,022
Tupras-Turkiye Petrol Rafinerileri A/S	28,000	617,768
Turk Telekomunikasyon A/S	402,100	1,554,767
Turkiye Garanti Bankasi A/S	922,000	3,595,844
TOTAL TURKEY		7,281,157
United Arab Emirates - 4.0%
Agthia Group PJSC	734,869	394,144
Aldar Properties PJSC (a)	1,417,210	447,581
Dubai Financial Market PJSC (a)	5,448,845	1,449,366
Emaar Properties (a)	300,000	277,702
Emirates NBD Bank PJSC (a)	396,999	293,993
First Gulf Bank PJSC	790,289	1,906,333
National Bank of Abu Dhabi PJSC (a)	156,000	356,766
NMC Health PLC	160,300	490,086
TOTAL UNITED ARAB EMIRATES		5,615,971
United Kingdom - 0.4%
Tullow Oil PLC	25,100	507,654
Zambia - 0.4%
Zambeef Products PLC	997,525	545,758
TOTAL COMMON STOCKS (Cost $131,391,987)		132,729,315
Nonconvertible Preferred Stocks - 2.1%

Russia - 2.1%
Surgutneftegaz JSC (Cost $2,643,520)	5,120,900	2,977,537
Nonconvertible Bonds - 0.4%
		Principal Amount
Multi-National - 0.4%
International Bank for Reconstruction & Development 8.2% 12/12/12 (Cost $511,008)	NGN	$ 80,000,000	490,507
Government Obligations - 0.3%
		Principal Amount	Value
Ghana - 0.3%
Ghana Republic 14.99% 3/11/13 (Cost $672,328)	GHS	950,000	$ 474,283
Money Market Funds - 0.2%
	Shares
Fidelity Cash Central Fund, 0.17% (b) (Cost $218,622)	218,622	218,622
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $135,437,465)		136,890,264
NET OTHER ASSETS (LIABILITIES) - 1.3%		1,843,810
NET ASSETS - 100%		$ 138,734,074
Currency Abbreviations
GHS	-	Ghana Cedi
NGN	-	Nigerian naira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,139
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,727,083	$ 5,727,083	$ -	$ -
Consumer Staples	14,423,253	14,423,253	-	-
Energy	34,401,527	31,165,833	3,235,694	-
Financials	36,949,478	36,949,478	-	-
Health Care	3,118,124	3,118,124	-	-
Industrials	5,335,110	5,335,110	-	-
Information Technology	540,450	540,450	-	-
Materials	14,120,419	6,836,360	7,284,059	-
Telecommunication Services	20,139,652	20,139,652	-	-
Utilities	951,756	951,756	-	-
Corporate Bonds	490,507	-	490,507	-
Government Obligations	474,283	-	474,283	-
Money Market Funds	218,622	218,622	-	-
Total Investments in Securities:	$ 136,890,264	$ 125,405,721	$ 11,484,543	$ -
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $136,137,404. Net unrealized appreciation aggregated $752,860, of which $17,380,086 related to appreciated investment securities and $16,627,226 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and foreign government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Fund

July 31, 2012

1.804872.108

EMF-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Bailiwick of Jersey - 0.5%
Randgold Resources Ltd. sponsored ADR	143,100	$ 12,804,588
Bermuda - 1.7%
Credicorp Ltd. (NY Shares)	232,290	26,931,703
Digital China Holdings Ltd. (H Shares)	7,774,000	12,130,115
Great Eagle Holdings Ltd.	3,839,000	9,732,774
TOTAL BERMUDA		48,794,592
Brazil - 8.6%
BR Malls Participacoes SA	1,509,800	17,623,666
BR Properties SA	653,900	7,626,493
CCR SA	1,260,700	10,520,188
Cetip SA	736,100	9,328,771
Cielo SA	757,100	22,071,615
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR (d)	340,641	13,928,810
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	1,043,334	40,220,526
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	591,500	25,251,035
Companhia de Saneamento de Minas Gerais	624,000	15,420,340
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	553,478	10,521,617
Mills Estruturas e Servicos de Engenharia SA	532,900	7,185,256
Multiplan Empreendimentos Imobiliarios SA	636,700	16,100,817
Multiplus SA	822,400	19,845,637
Totvs SA	248,800	4,589,420
Ultrapar Participacoes SA	1,044,100	24,609,618
TOTAL BRAZIL		244,843,809
British Virgin Islands - 0.7%
Gem Diamonds Ltd. (a)	1,849,918	5,716,676
Mail.ru Group Ltd. GDR (a)(e)	442,500	13,416,600
TOTAL BRITISH VIRGIN ISLANDS		19,133,276
Canada - 0.6%
Africa Oil Corp. (a)	223,000	1,687,760
First Quantum Minerals Ltd.	843,200	15,311,036
TOTAL CANADA		16,998,796
Cayman Islands - 4.9%
Chailease Holding Co. Ltd.	3,685,000	6,252,438
China Liansu Group Holdings Ltd.	15,932,000	7,170,191
China Resources Land Ltd.	4,428,000	8,987,675
Country Garden Holdings Co. Ltd.	1,446,106	548,255
Enn Energy Holdings Ltd.	1,750,000	6,713,670
Eurasia Drilling Co. Ltd. GDR (Reg. S)	484,691	13,329,003
Evergrande Real Estate Group Ltd.	8,302,000	3,875,487
KWG Property Holding Ltd.	4,800,000	2,661,612
MStar Semiconductor, Inc.	678,000	4,336,573
NetEase.com, Inc. sponsored ADR (a)	196,826	10,394,381

	Shares	Value
Shanda Games Ltd. sponsored ADR	1,063,819	$ 3,638,261
Shenzhou International Group Holdings Ltd.	7,448,000	13,158,162
SOHO China Ltd.	16,189,500	12,046,039
Tencent Holdings Ltd.	1,130,700	33,798,375
Vinda International Holdings Ltd.	8,250,000	13,596,271
TOTAL CAYMAN ISLANDS		140,506,393
Chile - 0.8%
CAP SA	173,259	6,226,917
Embotelladora Andina SA:
Class A	1,387,145	6,465,203
Class B	605,273	3,510,647
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	115,300	6,909,929
TOTAL CHILE		23,112,696
China - 4.9%
China Communications Construction Co. Ltd. (H Shares)	22,177,000	19,532,530
China Communications Services Corp. Ltd. (H Shares)	38,458,000	19,738,074
China Minsheng Banking Corp. Ltd. (H Shares)	32,109,000	29,853,623
China Railway Group Ltd. (H Shares)	22,204,000	9,735,206
China Ship Container Lines Co. Ltd. (H Shares) (a)	38,800,000	9,506,493
Great Wall Motor Co. Ltd. (H Shares)	9,976,500	22,488,197
Huadian Power International Corp. Ltd. (H Shares) (a)	46,166,000	14,526,035
Yantai Changyu Pioneer Wine Co. (B Shares)	1,930,560	13,020,270
TOTAL CHINA		138,400,428
Colombia - 1.7%
Almacenes Exito SA	741,818	12,707,901
BanColombia SA sponsored ADR	208,900	12,918,376
Ecopetrol SA ADR (d)	405,400	23,201,042
TOTAL COLOMBIA		48,827,319
Cyprus - 0.1%
Globaltrans Investment PLC GDR (e)	82,300	1,555,470
Czech Republic - 1.0%
Ceske Energeticke Zavody A/S	482,795	16,258,133
Philip Morris CR A/S	23,020	12,445,692
TOTAL CZECH REPUBLIC		28,703,825
Hong Kong - 6.3%
China Mobile Ltd.	6,917,600	80,721,676
China Power International Development Ltd.	62,471,000	16,997,925
CNOOC Ltd.	24,152,000	48,450,255
Dah Chong Hong Holdings Ltd.	21,000	18,063
Guangdong Investment Ltd.	22,836,000	16,490,851
Lenovo Group Ltd.	16,566,000	11,493,040
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Shenzhen Investment Ltd.	6,594,000	$ 1,522,078
Singamas Container Holdings Ltd.	17,702,000	3,698,046
TOTAL HONG KONG		179,391,934
India - 4.6%
Bharat Petroleum Corp. Ltd.	1,830,612	11,970,146
Cairn India Ltd. (a)	966,489	5,804,848
GlaxoSmithKline Pharmaceuticals Ltd.	74,801	2,840,647
Hindustan Unilever Ltd.	2,673,898	22,491,833
ICICI Bank Ltd.	1,251,173	21,552,380
ITC Ltd.	3,000	13,939
Jaypee Infratech Ltd.	3,638,165	3,499,999
Larsen & Toubro Ltd.	225,636	5,561,302
Mahindra & Mahindra Financial Services Ltd.	993,718	12,692,440
Tata Motors Ltd.	3,941,193	15,875,161
Tata Steel Ltd.	1,729,986	12,904,836
Ultratech Cemco Ltd.	547,807	16,166,025
TOTAL INDIA		131,373,556
Indonesia - 8.4%
PT AKR Corporindo Tbk	3,632,000	1,403,577
PT Astra International Tbk	40,860,000	30,282,654
PT Bank Mandiri (Persero) Tbk	28,422,500	24,976,863
PT Bank Rakyat Indonesia Tbk	37,960,000	28,133,371
PT Bank Tabungan Negara Tbk	177,500	25,746
PT Bumi Serpong Damai Tbk	79,655,400	9,698,634
PT Ciputra Development Tbk	98,853,500	6,803,039
PT Gadjah Tunggal Tbk	12,895,500	3,174,378
PT Global Mediacom Tbk	38,093,000	7,057,985
PT Indocement Tunggal Prakarsa Tbk	8,437,500	19,206,568
PT Indofood Sukses Makmur Tbk	8,220,000	5,743,985
PT Jasa Marga Tbk	4,756,000	2,870,214
PT Media Nusantara Citra Tbk	14,253,000	3,583,995
PT Mitra Adiperkasa Tbk	17,646,500	13,452,054
PT Pembangunan Perumahan Persero Tbk	19,803,500	1,258,029
PT Resource Alam Indonesia Tbk	10,399,500	3,798,648
PT Semen Gresik (Persero) Tbk	8,401,500	11,519,248
PT Summarecon Agung Tbk	59,840,000	10,263,704
PT Telkomunikasi Indonesia Tbk Series B	19,678,000	19,018,476
PT Tower Bersama Infrastructure Tbk (a)	53,335,500	22,164,276
PT Wijaya Karya Persero Tbk	13,446,000	1,423,609
PT XL Axiata Tbk	17,320,500	11,278,025
TOTAL INDONESIA		237,137,078
Ireland - 0.2%
Dragon Oil PLC	573,500	5,143,206
Israel - 0.2%
Israel Chemicals Ltd.	385,600	4,563,800
Kazakhstan - 0.4%
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	660,400	12,012,676

	Shares	Value
Korea (South) - 19.8%
Cheil Worldwide, Inc.	359,330	$ 6,038,249
CJ CheilJedang Corp.	51,192	12,564,032
CJ Corp.	76,260	4,937,099
Cosmax, Inc.	114,700	2,774,500
DGB Financial Group Co. Ltd.	479,730	5,494,531
Dongbu Insurance Co. Ltd.	388,500	14,431,261
Hana Financial Group, Inc.	798,930	25,543,534
Hotel Shilla Co.	417,248	17,879,361
Hyundai Glovis Co. Ltd.	33,265	6,384,270
Hyundai Hysco Co. Ltd.	527,000	20,484,881
Hyundai Motor Co.	238,669	50,027,444
Hyundai Wia Corp.	81,376	11,983,248
Industrial Bank of Korea	1,065,940	11,595,830
Interflex Co. Ltd.	97,030	5,020,256
Kia Motors Corp.	550,076	37,995,983
Korea Investment Holdings Co. Ltd.	192,930	5,903,911
Korea Zinc Co. Ltd.	20,943	7,112,693
KT Corp.	523,990	14,955,792
KT&G Corp.	214,840	15,827,929
LIG Non-Life Insurance Co. Ltd.	537,910	10,442,587
Lotte Samkang Co. Ltd.	27,236	12,212,800
Mando Corp.	59,861	8,656,168
NHN Corp.	58,231	14,162,858
Orion Corp.	25,162	19,961,885
Paradise Co. Ltd.	1,431,524	16,142,574
Samsung C&T Corp.	208,711	11,869,168
Samsung Electronics Co. Ltd.	130,174	150,705,067
Samsung Heavy Industries Ltd.	769,920	26,658,845
Silicon Works Co. Ltd.	115,697	2,987,920
Sung Kwang Bend Co. Ltd.	444,236	8,290,108
TK Corp. (a)	194,638	4,355,240
TOTAL KOREA (SOUTH)		563,400,024
Mauritius - 0.1%
Golden Agri-Resources Ltd.	6,987,000	4,154,918
Mexico - 1.9%
CEMEX SA de CV sponsored ADR (d)	3,893,623	27,099,616
Corporacion Inmobiliaria Vesta SAB de CV	1,845,800	2,637,155
Grupo Financiero Banorte SAB de CV Series O	4,493,100	24,059,379
TOTAL MEXICO		53,796,150
Netherlands - 0.2%
Yandex NV (a)	228,500	4,394,055
Nigeria - 0.8%
Guaranty Trust Bank PLC GDR (Reg. S)	3,822,332	22,169,526
Panama - 0.9%
Banco Latinoamericano de Exporaciones SA (BLADEX) Series E	355,500	7,223,760
Copa Holdings SA Class A	235,200	18,235,056
TOTAL PANAMA		25,458,816
Common Stocks - continued
	Shares	Value
Philippines - 1.8%
Bloomberry Resorts Corp. (a)	15,250,000	$ 3,726,195
International Container Terminal Services, Inc.	4,740,600	8,261,556
Manila Water Co., Inc.	6,052,400	3,784,109
Philippine National Bank (a)	7,610,310	13,672,853
PUREGOLD Price Club, Inc.	10,844,000	6,896,831
Security Bank Corp.	4,334,780	14,693,290
TOTAL PHILIPPINES		51,034,834
Poland - 0.4%
Bank Polska Kasa Opieki SA	266,600	11,156,047
Russia - 6.0%
Cherkizovo Group OJSC GDR (a)	659,316	7,212,917
M Video OJSC (a)	548,200	4,522,314
Mobile TeleSystems OJSC sponsored ADR	1,065,500	20,191,225
NOVATEK OAO GDR (Reg. S)	258,358	29,220,290
Raspadskaya OAO (a)	1,110,000	2,767,508
Rosneft Oil Co. OJSC	2,167,800	13,148,212
Sberbank (Savings Bank of the Russian Federation)	15,096,100	42,014,034
Tatneft OAO sponsored ADR	630,400	23,728,256
TNK-BP Holding (a)	4,644,000	10,986,318
Uralkali OJSC GDR (Reg. S)	381,800	15,913,424
TOTAL RUSSIA		169,704,498
Singapore - 0.9%
First Resources Ltd.	10,791,000	16,476,133
Keppel Corp. Ltd.	1,103,000	9,909,627
TOTAL SINGAPORE		26,385,760
South Africa - 6.9%
African Bank Investments Ltd.	3,928,562	17,327,249
Aspen Pharmacare Holdings Ltd.	760,086	13,331,619
AVI Ltd.	1,706,643	12,190,086
Barloworld Ltd.	1,794,000	18,101,395
Exxaro Resources Ltd.	151,800	3,093,212
FirstRand Ltd.	6,464,200	21,590,165
Foschini Ltd.	1,284,234	22,113,738
Imperial Holdings Ltd.	1,111,070	25,401,870
Life Healthcare Group Holdings Ltd.	5,578,300	22,615,049
Mpact Ltd.	1,557,827	3,247,218
Mr Price Group Ltd.	1,272,901	18,956,120
PSG Group Ltd.	811,850	6,670,952
Sappi Ltd. (a)	1,939,719	5,824,630
Tongaat Hulett Ltd.	328,300	5,416,292
TOTAL SOUTH AFRICA		195,879,595
Taiwan - 2.6%
ASUSTeK Computer, Inc.	2,121,000	19,729,409
Chipbond Technology Corp.	4,225,000	5,320,057

	Shares	Value
Far EasTone Telecommunications Co. Ltd.	6,067,000	$ 15,319,479
MediaTek, Inc.	821,000	6,992,485
Pegatron Corp.	1,301,000	1,707,725
Radiant Opto-Electronics Corp.	2,354,000	9,277,622
Unified-President Enterprises Corp.	9,225,000	15,529,058
TOTAL TAIWAN		73,875,835
Thailand - 5.1%
Advanced Info Service PCL (For. Reg.)	4,515,400	28,696,536
Asian Property Development PCL (For. Reg.)	35,329,400	8,307,517
Bangkok Bank Public Co. Ltd. (For. Reg.)	2,035,200	13,451,592
Bangkok Expressway PCL (For.Reg.)	13,949,600	12,633,098
Bumrungrad Hospital PCL (For. Reg.)	1,838,900	4,440,941
C.P. ALL PCL (For. Reg.)	5,104,500	5,514,871
Charoen Pokphand Foods PCL (For. Reg.)	11,889,700	12,562,203
Hemaraj Land & Development PCL	15,796,800	1,495,852
PTT PCL (For. Reg.)	2,716,500	28,140,420
Siam Commercial Bank PCL (For. Reg.)	5,594,600	28,532,993
TOTAL THAILAND		143,776,023
Turkey - 2.5%
Coca-Cola Icecek A/S	684,327	10,637,504
Turk Hava Yollari AO	2,811,000	5,371,886
Turkiye Garanti Bankasi A/S	5,701,395	22,235,711
Turkiye Halk Bankasi A/S	2,347,000	20,137,505
Turkiye Is Bankasi A/S Series C	4,540,000	13,304,956
TOTAL TURKEY		71,687,562
United Arab Emirates - 0.2%
NMC Health PLC	1,904,692	5,823,229
United Kingdom - 2.1%
Afren PLC (a)	1,619,300	3,242,073
International Personal Finance PLC	4,599,136	20,190,115
Ophir Energy PLC	1,618,496	14,768,593
SABMiller PLC	198,200	8,509,460
Tullow Oil PLC	666,000	13,470,026
TOTAL UNITED KINGDOM		60,180,267
United States of America - 0.2%
Yum! Brands, Inc.	85,639	5,552,833
TOTAL COMMON STOCKS (Cost $2,476,591,410)		2,781,733,414
Nonconvertible Preferred Stocks - 0.7%

Russia - 0.7%
Surgutneftegaz JSC (Cost $22,904,271)	34,240,800	19,909,245
Convertible Bonds - 0.1%
	Principal Amount	Value
Canada - 0.1%
Ivanplats Ltd. 8% 11/10/14 pay-in-kind (f)(g) (Cost $2,314,963)	$ 2,232,000	$ 2,314,807
Money Market Funds - 1.9%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	23,335,802	23,335,802
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	32,328,640	32,328,640
TOTAL MONEY MARKET FUNDS (Cost $55,664,442)		55,664,442
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $2,557,475,086)		2,859,621,908
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(20,023,457)
NET ASSETS - 100%		$ 2,839,598,451
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,972,070 or 0.5% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,314,807 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	3/28/12	$ 2,314,963
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,463
Fidelity Securities Lending Cash Central Fund	224,118
Total	$ 249,581
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 338,086,746	$ 322,211,585	$ 15,875,161	$ -
Consumer Staples	312,586,496	312,586,496	-	-
Energy	309,713,847	261,263,592	48,450,255	-
Financials	664,438,289	642,885,909	21,552,380	-
Health Care	49,051,485	49,051,485	-	-
Industrials	239,773,095	239,773,095	-	-
Information Technology	336,165,834	336,165,834	-	-
Materials	193,779,593	193,779,593	-	-
Telecommunication Services	232,083,559	117,387,615	114,695,944	-
Utilities	125,963,715	125,963,715	-	-
Corporate Bonds	2,314,807	-	-	2,314,807
Money Market Funds	55,664,442	55,664,442	-	-
Total Investments in Securities:	$ 2,859,621,908	$ 2,656,733,361	$ 200,573,740	$ 2,314,807

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 874,146,996
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $2,569,416,830. Net unrealized appreciation aggregated $290,205,078, of which $400,672,814 related to appreciated investment securities and $110,467,736 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Europe Capital Appreciation Fund

July 31, 2012

1.804821.108

ECA-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Australia - 0.3%
Fortescue Metals Group Ltd. (d)	227,031	$ 985,364
Bailiwick of Guernsey - 0.4%
Resolution Ltd.	337,500	1,090,048
Bailiwick of Jersey - 2.6%
Experian PLC	257,100	3,825,364
Shire PLC	49,882	1,438,855
Wolseley PLC	62,900	2,271,167
TOTAL BAILIWICK OF JERSEY		7,535,386
Belgium - 1.8%
Anheuser-Busch InBev SA NV	50,600	4,003,628
KBC Groupe SA	59,190	1,240,978
TOTAL BELGIUM		5,244,606
Denmark - 2.5%
Novo Nordisk A/S Series B	47,030	7,251,448
France - 12.7%
Alstom SA	36,580	1,217,017
Arkema SA	23,100	1,701,355
Atos Origin SA	26,460	1,490,106
BNP Paribas SA	92,560	3,435,935
Carrefour SA	72,303	1,297,505
Christian Dior SA	14,900	2,063,375
Essilor International SA	18,849	1,642,908
Eurofins Scientific SA	12,200	1,588,151
JC Decaux SA	69,000	1,396,566
L'Oreal SA	16,300	1,957,820
PPR SA	20,600	3,092,241
Publicis Groupe SA	34,100	1,682,671
Remy Cointreau SA	14,900	1,759,964
Sanofi SA	115,776	9,445,878
Vivendi SA	154,664	2,942,016
TOTAL FRANCE		36,713,508
Germany - 8.6%
adidas AG	29,600	2,225,616
Allianz AG	24,780	2,472,378
BASF AG	28,440	2,081,358
Bayer AG	65,100	4,958,932
Brenntag AG	13,400	1,471,002
Deutsche Boerse AG	25,400	1,264,619
Fresenius Medical Care AG & Co. KGaA	24,400	1,763,825
GSW Immobilien AG	41,000	1,510,870
HeidelbergCement Finance AG	45,300	2,110,207
SAP AG	50,755	3,221,059
Software AG (Bearer)	20,300	663,392
Wirecard AG	53,600	1,061,786
TOTAL GERMANY		24,805,044
Ireland - 1.6%
CRH PLC	94,000	1,721,021

	Shares	Value
Elan Corp. PLC (a)	114,600	$ 1,336,575
Ingersoll-Rand PLC	39,000	1,653,990
TOTAL IRELAND		4,711,586
Italy - 4.4%
ENI SpA	268,200	5,530,353
Fiat Industrial SpA	75,100	739,224
Intesa Sanpaolo SpA	1,259,128	1,600,356
Prada SpA	160,200	1,108,325
Prysmian SpA	126,300	2,031,072
Saipem SpA	40,800	1,885,022
TOTAL ITALY		12,894,352
Netherlands - 4.3%
Aalberts Industries NV	57,700	912,984
AEGON NV	411,900	1,869,768
ASML Holding NV (Netherlands)	19,600	1,132,040
DE Master Blenders 1753 NV (a)	173,000	2,004,921
Gemalto NV	11,217	859,689
Koninklijke Philips Electronics NV	66,800	1,469,080
LyondellBasell Industries NV Class A	38,400	1,709,952
NXP Semiconductors NV (a)	54,000	1,219,860
Randstad Holding NV	39,000	1,183,805
TOTAL NETHERLANDS		12,362,099
Norway - 0.4%
DnB NOR ASA	98,000	1,032,426
South Africa - 0.2%
Naspers Ltd. Class N	10,600	576,269
Spain - 4.4%
Amadeus IT Holding SA Class A	49,000	1,060,193
Banco Bilbao Vizcaya Argentaria SA (d)	463,438	3,021,234
Grifols SA (a)	55,700	1,736,633
Grifols SA ADR	17,700	395,064
Inditex SA	44,904	4,631,598
Repsol YPF SA	123,079	1,969,430
TOTAL SPAIN		12,814,152
Sweden - 3.3%
H&M Hennes & Mauritz AB (B Shares)	100,214	3,709,037
Swedbank AB (A Shares)	179,158	3,124,428
Swedish Match Co. AB	66,400	2,799,274
TOTAL SWEDEN		9,632,739
Switzerland - 8.4%
Actelion Ltd.	21,583	987,075
Adecco SA (Reg.)	25,048	1,103,210
Nestle SA	188,473	11,592,552
Roche Holding AG (participation certificate)	17,135	3,041,581
Schindler Holding AG (participation certificate)	19,666	2,302,390
Common Stocks - continued
	Shares	Value
Switzerland - continued
Syngenta AG (Switzerland)	7,310	$ 2,492,579
UBS AG	283,758	2,985,140
TOTAL SWITZERLAND		24,504,527
United Kingdom - 34.9%
Barclays PLC	984,014	2,562,771
Barratt Developments PLC (a)	1,129,500	2,341,112
Bellway PLC	149,000	1,874,717
BG Group PLC	210,541	4,165,820
BHP Billiton PLC	120,164	3,503,849
British American Tobacco PLC (United Kingdom)	153,400	8,147,768
British Land Co. PLC	279,952	2,346,042
Domino Printing Sciences PLC	117,900	1,021,294
Filtrona PLC	285,400	2,080,709
GlaxoSmithKline PLC	104,300	2,399,918
Hilton Food Group PLC	172,000	726,761
HSBC Holdings PLC (United Kingdom)	990,900	8,278,089
Intertek Group PLC	33,100	1,418,832
Meggitt PLC	379,700	2,283,024
Michael Page International PLC	360,800	2,078,875
Next PLC	60,300	3,043,286
Old Mutual PLC	812,437	2,008,750
Persimmon PLC	214,400	2,068,985
Prudential PLC	234,712	2,793,034
Reckitt Benckiser Group PLC	68,600	3,771,937
Redrow PLC (a)	397,300	778,634
Rolls-Royce Group PLC	252,538	3,367,484
Royal Dutch Shell PLC Class A (United Kingdom)	314,982	10,704,024
SABMiller PLC	94,100	4,067,531
Standard Chartered PLC (United Kingdom)	176,178	4,045,252
SuperGroup PLC (a)	94,700	620,998
Taylor Wimpey PLC	4,069,700	2,817,070
Ted Baker PLC	145,600	2,019,127
Tesco PLC	493,500	2,461,248
Tullow Oil PLC	83,500	1,688,810
Vodafone Group PLC	2,729,200	7,810,794
Whitbread PLC	58,304	1,952,559
TOTAL UNITED KINGDOM		101,249,104
United States of America - 4.7%
Allergan, Inc.	12,700	1,042,289
Apple, Inc.	1,600	977,216
Avon Products, Inc.	85,900	1,330,591
Beam, Inc.	35,000	2,200,800

	Shares	Value
Estee Lauder Companies, Inc. Class A	15,300	$ 801,414
Google, Inc. Class A (a)	1,200	759,564
Mead Johnson Nutrition Co. Class A	12,100	882,816
Noble Energy, Inc.	9,000	786,870
salesforce.com, Inc. (a)	8,800	1,094,368
Theravance, Inc. (a)	22,700	661,251
Visa, Inc. Class A	15,800	2,039,306
Yum! Brands, Inc.	17,700	1,147,668
TOTAL UNITED STATES OF AMERICA		13,724,153
TOTAL COMMON STOCKS (Cost $274,071,936)		277,126,811
Nonconvertible Preferred Stocks - 1.6%

Germany - 1.6%
ProSiebenSat.1 Media AG	72,000	1,514,868
Volkswagen AG	18,100	3,095,563
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,388,722)		4,610,431
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.17% (b)	9,807,465	9,807,465
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	4,386,705	4,386,705
TOTAL MONEY MARKET FUNDS (Cost $14,194,170)		14,194,170
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $292,654,828)		295,931,412
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(5,716,800)
NET ASSETS - 100%		$ 290,214,612
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,481
Fidelity Securities Lending Cash Central Fund	162,581
Total	$ 167,062
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 43,760,285	$ 43,760,285	$ -	$ -
Consumer Staples	49,806,530	37,655,134	12,151,396	-
Energy	26,730,329	10,495,952	16,234,377	-
Financials	46,682,118	25,172,082	21,510,036	-
Health Care	39,690,383	16,053,884	23,636,499	-
Industrials	29,328,520	27,859,440	1,469,080	-
Information Technology	16,599,873	12,246,774	4,353,099	-
Materials	18,386,394	10,668,945	7,717,449	-
Telecommunication Services	10,752,810	2,942,016	7,810,794	-
Money Market Funds	14,194,170	14,194,170	-	-
Total Investments in Securities:	$ 295,931,412	$ 201,048,682	$ 94,882,730	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 4,614,358
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $296,136,803. Net unrealized depreciation aggregated $205,391, of which $22,880,134 related to appreciated investment securities and $23,085,525 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Emerging Markets Discovery Fund
Class A
Class T
Class C
Institutional Class

July 31, 2012

1.931256.100

AEMD-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value
Bailiwick of Jersey - 0.7%
Atrium European Real Estate Ltd.	42,482	$ 189,478
Bermuda - 6.0%
ARA Asset Management Ltd. (c)	200,000	224,204
Cafe de Coral Holdings Ltd.	80,000	230,054
Pacific Basin Shipping Ltd.	498,000	221,556
Texwinca Holdings Ltd.	268,000	252,977
Vtech Holdings Ltd.	21,800	256,522
Wilson Sons Ltd. unit	15,600	234,472
Yue Yuen Industrial (Holdings) Ltd.	68,000	206,069
TOTAL BERMUDA		1,625,854
Brazil - 3.4%
Duratex SA	44,900	261,836
LPS Brasil Consultoria de Imoveis SA	9,800	174,556
Oi SA	42,440	244,175
Porto Seguro SA	27,700	241,963
TOTAL BRAZIL		922,530
Cayman Islands - 5.4%
Boer Power Holdings Ltd.	817,000	233,889
Haitian International Holdings Ltd.	167,000	161,084
Hutchison China Meditech Ltd. (a)	27,400	163,245
Kingboard Chemical Holdings Ltd.	98,000	202,705
O-Net Communications Group Ltd.	638,000	143,977
Samson Holding Ltd.	2,268,000	269,070
Value Partners Group Ltd.	309,000	142,253
Yip's Chemical Holdings Ltd.	254,105	165,150
TOTAL CAYMAN ISLANDS		1,481,373
Chile - 4.9%
Compania Cervecerias Unidas SA sponsored ADR	2,600	172,198
Embotelladora Andina SA sponsored ADR	5,200	180,960
Isapre CruzBlanca SA	282,941	310,634
Parque Arauco SA	134,281	254,515
Quinenco SA	94,132	263,238
Sociedad Matriz SAAM SA	1,504,833	166,771
TOTAL CHILE		1,348,316
China - 2.6%
China BlueChemical Ltd. (H Shares)	364,000	239,390
Common Stocks - continued
	Shares	Value
China - continued
China Oilfield Services Ltd. (H Shares)	134,000	$ 207,013
Lianhua Supermarket Holdings Ltd. (H Shares)	266,000	264,124
TOTAL CHINA		710,527
Colombia - 0.7%
Bolsa de Valores de Colombia	11,111,423	181,047
Egypt - 1.9%
Commercial International Bank Ltd.	72,100	327,342
Lecico Egypt S.A.E.	190,700	182,389
TOTAL EGYPT		509,731
Finland - 0.8%
Nokian Tyres PLC	5,200	207,874
Hong Kong - 4.9%
China Insurance International Holdings Co. Ltd. (a)	117,400	165,320
China Resources Power Holdings Co. Ltd.	120,000	253,163
Dah Chong Hong Holdings Ltd.	222,000	190,947
Hopewell Holdings Ltd.	109,500	319,122
Television Broadcasts Ltd.	26,000	186,416
Vitasoy International Holdings Ltd.	250,000	222,446
TOTAL HONG KONG		1,337,414
India - 5.4%
Container Corp. of India Ltd.	10,726	182,377
Navneet Publications India Ltd.	37,607	38,108
Oberoi Realty Ltd.	40,537	168,722
Pidilite Industries Ltd.	65,616	197,462
Piramal Healthcare Ltd.	18,959	176,384
Punjab National Bank	14,508	195,986
Redington India Ltd.	131,551	161,242
Smithkline Beecham Consumer Healthcare Ltd.	3,953	188,251
Trent Ltd.	9,384	173,974
TOTAL INDIA		1,482,506
Indonesia - 2.7%
PT Astra Graphia Tbk	1,370,000	191,466
PT Kalbe Farma Tbk	674,000	272,954
PT Ramayana Lestari Sentosa Tbk	2,100,000	280,148
TOTAL INDONESIA		744,568
Kenya - 0.8%
Safaricom Ltd.	4,863,154	219,087
Common Stocks - continued
	Shares	Value
Korea (South) - 12.9%
Amorepacific Corp.	272	$ 246,339
BS Financial Group, Inc.	21,130	223,322
DuzonBizon Co. Ltd. (a)	22,560	185,561
Green Cross Holdings Corp.	15,020	191,292
Kiwoom Securities Co. Ltd.	3,990	211,027
Korea Plant Service & Engineering Co. Ltd.	6,480	286,269
LG Corp.	5,415	280,168
LG Household & Health Care Ltd.	597	307,827
MegaStudy Co. Ltd.	2,538	154,210
NHN Corp.	769	187,035
Nong Shim Co. Ltd.	1,146	223,996
S1 Corp.	5,427	276,949
Samsung Fire & Marine Insurance Co. Ltd.	1,282	240,374
Shinsegae Co. Ltd.	1,220	224,973
Yuhan Corp.	2,551	279,767
TOTAL KOREA (SOUTH)		3,519,109
Luxembourg - 1.5%
Brait SA	53,000	181,053
Millicom International Cellular SA (depository receipt)	2,565	232,337
TOTAL LUXEMBOURG		413,390
Malaysia - 2.2%
AEON Co. (M) Bhd	62,000	192,677
KPJ Healthcare Bhd	108,500	205,923
Top Glove Corp. Bhd	121,900	209,897
TOTAL MALAYSIA		608,497
Mexico - 1.9%
Bolsa Mexicana de Valores SA de CV	130,900	250,018
Grupo Herdez SAB de CV	109,937	268,260
TOTAL MEXICO		518,278
Nigeria - 0.7%
Nestle Foods Nigeria PLC	61,168	190,377
Philippines - 2.2%
BDO Unibank, Inc.	211,437	326,437
Manila Water Co., Inc.	423,200	264,595
TOTAL PHILIPPINES		591,032
Poland - 1.0%
Warsaw Stock Exchange	25,700	261,550
Common Stocks - continued
	Shares	Value
Singapore - 3.4%
Ascendas India Trust	361,000	$ 224,827
Bumitama Agri Ltd.	105,000	94,503
Ezra Holdings Ltd. (a)	203,000	161,500
Global Logistic Properties Ltd.	143,000	258,558
Petra Foods Ltd.	91,000	175,506
TOTAL SINGAPORE		914,894
South Africa - 7.5%
Advtech Ltd.	270,600	186,056
African Oxygen Ltd.	83,500	194,736
Coronation Fund Managers Ltd.	53,600	190,680
JSE Ltd.	22,800	208,314
Nampak Ltd.	88,000	276,477
Reunert Ltd.	34,900	337,590
Shoprite Holdings Ltd.	10,200	200,227
Tiger Brands Ltd.	9,100	292,797
Zeder Investments Ltd.	485,259	163,013
TOTAL SOUTH AFRICA		2,049,890
Sri Lanka - 0.6%
John Keells Holdings Ltd.	121,877	169,990
Taiwan - 14.8%
Chroma ATE, Inc.	103,000	230,494
Cleanaway Co. Ltd.	26,000	179,760
CTCI Corp.	140,000	261,389
Delta Electronics, Inc.	72,000	244,088
E.Sun Financial Holdings Co. Ltd.	461,000	253,288
Formosa Optical Technology Co. Ltd.	80,000	180,628
Giant Manufacturing Co. Ltd.	32,000	176,353
Insyde Software Corp.	53,000	190,297
MJC Probe, Inc.	95,000	190,381
Motech Industries, Inc.	136,000	148,310
Pacific Hospital Supply Co. Ltd.	95,700	252,515
Powertech Technology, Inc.	124,000	250,568
SIMPLO Technology Co. Ltd.	26,400	149,900
St. Shine Optical Co. Ltd.	13,000	147,846
Taiwan Hon Chuan Enterprise Co. Ltd.	104,000	231,343
Unified-President Enterprises Corp.	327,000	550,461
Wah Lee Industrial Corp.	165,000	210,521
Yungtay Engineering Co. Ltd.	111,000	181,663
TOTAL TAIWAN		4,029,805
Common Stocks - continued
	Shares	Value
Turkey - 1.6%
Anadolu Efes Biracilik ve Malt Sanayii A/S	16,000	$ 217,511
Enka Insaat ve Sanayi A/S	75,800	219,606
TOTAL TURKEY		437,117
United Arab Emirates - 0.9%
First Gulf Bank PJSC	103,160	248,842
United Kingdom - 1.4%
Archipelago Resources PLC (a)	201,400	161,040
PZ Cussons PLC Class L	48,900	235,217
TOTAL UNITED KINGDOM		396,257
TOTAL COMMON STOCKS (Cost $24,756,082)		25,309,333
Investment Companies - 2.8%

Thailand - 0.6%
CPN Retail Growth Leasehold Property Fund	332,000	162,466
United States of America - 2.2%
WisdomTree India Earnings ETF	36,500	606,994
TOTAL INVESTMENT COMPANIES (Cost $752,766)		769,460
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.17% (b) (Cost $1,130,985)	1,130,985	1,130,985
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $26,639,833)		27,209,778
NET OTHER ASSETS (LIABILITIES) - 0.2%		56,838
NET ASSETS - 100%		$ 27,266,616
Security Type Abbreviations
ETF	-	Exchange Traded Funds
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $224,204 or 0.8% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 709
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,150,534	$ 3,150,534	$ -	$ -
Consumer Staples	4,194,013	4,194,013	-	-
Energy	368,513	368,513	-	-
Financials	5,343,676	5,147,690	195,986	-
Health Care	2,210,457	2,210,457	-	-
Industrials	4,158,282	4,158,282	-	-
Information Technology	2,943,067	2,943,067	-	-
Materials	1,727,434	1,727,434	-	-
Telecommunication Services	695,599	695,599	-	-
Utilities	517,758	517,758	-	-
Investment Companies	769,460	769,460	-	-
Money Market Funds	1,130,985	1,130,985	-	-
Total Investments in Securities:	$ 27,209,778	$ 27,013,792	$ 195,986	$ -
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $26,689,451. Net unrealized appreciation aggregated $520,327, of which $1,827,535 related to appreciated investment securities and $1,307,208 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Discovery Fund

July 31, 2012

1.931230.100

EMD-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value
Bailiwick of Jersey - 0.7%
Atrium European Real Estate Ltd.	42,482	$ 189,478
Bermuda - 6.0%
ARA Asset Management Ltd. (c)	200,000	224,204
Cafe de Coral Holdings Ltd.	80,000	230,054
Pacific Basin Shipping Ltd.	498,000	221,556
Texwinca Holdings Ltd.	268,000	252,977
Vtech Holdings Ltd.	21,800	256,522
Wilson Sons Ltd. unit	15,600	234,472
Yue Yuen Industrial (Holdings) Ltd.	68,000	206,069
TOTAL BERMUDA		1,625,854
Brazil - 3.4%
Duratex SA	44,900	261,836
LPS Brasil Consultoria de Imoveis SA	9,800	174,556
Oi SA	42,440	244,175
Porto Seguro SA	27,700	241,963
TOTAL BRAZIL		922,530
Cayman Islands - 5.4%
Boer Power Holdings Ltd.	817,000	233,889
Haitian International Holdings Ltd.	167,000	161,084
Hutchison China Meditech Ltd. (a)	27,400	163,245
Kingboard Chemical Holdings Ltd.	98,000	202,705
O-Net Communications Group Ltd.	638,000	143,977
Samson Holding Ltd.	2,268,000	269,070
Value Partners Group Ltd.	309,000	142,253
Yip's Chemical Holdings Ltd.	254,105	165,150
TOTAL CAYMAN ISLANDS		1,481,373
Chile - 4.9%
Compania Cervecerias Unidas SA sponsored ADR	2,600	172,198
Embotelladora Andina SA sponsored ADR	5,200	180,960
Isapre CruzBlanca SA	282,941	310,634
Parque Arauco SA	134,281	254,515
Quinenco SA	94,132	263,238
Sociedad Matriz SAAM SA	1,504,833	166,771
TOTAL CHILE		1,348,316
China - 2.6%
China BlueChemical Ltd. (H Shares)	364,000	239,390
Common Stocks - continued
	Shares	Value
China - continued
China Oilfield Services Ltd. (H Shares)	134,000	$ 207,013
Lianhua Supermarket Holdings Ltd. (H Shares)	266,000	264,124
TOTAL CHINA		710,527
Colombia - 0.7%
Bolsa de Valores de Colombia	11,111,423	181,047
Egypt - 1.9%
Commercial International Bank Ltd.	72,100	327,342
Lecico Egypt S.A.E.	190,700	182,389
TOTAL EGYPT		509,731
Finland - 0.8%
Nokian Tyres PLC	5,200	207,874
Hong Kong - 4.9%
China Insurance International Holdings Co. Ltd. (a)	117,400	165,320
China Resources Power Holdings Co. Ltd.	120,000	253,163
Dah Chong Hong Holdings Ltd.	222,000	190,947
Hopewell Holdings Ltd.	109,500	319,122
Television Broadcasts Ltd.	26,000	186,416
Vitasoy International Holdings Ltd.	250,000	222,446
TOTAL HONG KONG		1,337,414
India - 5.4%
Container Corp. of India Ltd.	10,726	182,377
Navneet Publications India Ltd.	37,607	38,108
Oberoi Realty Ltd.	40,537	168,722
Pidilite Industries Ltd.	65,616	197,462
Piramal Healthcare Ltd.	18,959	176,384
Punjab National Bank	14,508	195,986
Redington India Ltd.	131,551	161,242
Smithkline Beecham Consumer Healthcare Ltd.	3,953	188,251
Trent Ltd.	9,384	173,974
TOTAL INDIA		1,482,506
Indonesia - 2.7%
PT Astra Graphia Tbk	1,370,000	191,466
PT Kalbe Farma Tbk	674,000	272,954
PT Ramayana Lestari Sentosa Tbk	2,100,000	280,148
TOTAL INDONESIA		744,568
Kenya - 0.8%
Safaricom Ltd.	4,863,154	219,087
Common Stocks - continued
	Shares	Value
Korea (South) - 12.9%
Amorepacific Corp.	272	$ 246,339
BS Financial Group, Inc.	21,130	223,322
DuzonBizon Co. Ltd. (a)	22,560	185,561
Green Cross Holdings Corp.	15,020	191,292
Kiwoom Securities Co. Ltd.	3,990	211,027
Korea Plant Service & Engineering Co. Ltd.	6,480	286,269
LG Corp.	5,415	280,168
LG Household & Health Care Ltd.	597	307,827
MegaStudy Co. Ltd.	2,538	154,210
NHN Corp.	769	187,035
Nong Shim Co. Ltd.	1,146	223,996
S1 Corp.	5,427	276,949
Samsung Fire & Marine Insurance Co. Ltd.	1,282	240,374
Shinsegae Co. Ltd.	1,220	224,973
Yuhan Corp.	2,551	279,767
TOTAL KOREA (SOUTH)		3,519,109
Luxembourg - 1.5%
Brait SA	53,000	181,053
Millicom International Cellular SA (depository receipt)	2,565	232,337
TOTAL LUXEMBOURG		413,390
Malaysia - 2.2%
AEON Co. (M) Bhd	62,000	192,677
KPJ Healthcare Bhd	108,500	205,923
Top Glove Corp. Bhd	121,900	209,897
TOTAL MALAYSIA		608,497
Mexico - 1.9%
Bolsa Mexicana de Valores SA de CV	130,900	250,018
Grupo Herdez SAB de CV	109,937	268,260
TOTAL MEXICO		518,278
Nigeria - 0.7%
Nestle Foods Nigeria PLC	61,168	190,377
Philippines - 2.2%
BDO Unibank, Inc.	211,437	326,437
Manila Water Co., Inc.	423,200	264,595
TOTAL PHILIPPINES		591,032
Poland - 1.0%
Warsaw Stock Exchange	25,700	261,550
Common Stocks - continued
	Shares	Value
Singapore - 3.4%
Ascendas India Trust	361,000	$ 224,827
Bumitama Agri Ltd.	105,000	94,503
Ezra Holdings Ltd. (a)	203,000	161,500
Global Logistic Properties Ltd.	143,000	258,558
Petra Foods Ltd.	91,000	175,506
TOTAL SINGAPORE		914,894
South Africa - 7.5%
Advtech Ltd.	270,600	186,056
African Oxygen Ltd.	83,500	194,736
Coronation Fund Managers Ltd.	53,600	190,680
JSE Ltd.	22,800	208,314
Nampak Ltd.	88,000	276,477
Reunert Ltd.	34,900	337,590
Shoprite Holdings Ltd.	10,200	200,227
Tiger Brands Ltd.	9,100	292,797
Zeder Investments Ltd.	485,259	163,013
TOTAL SOUTH AFRICA		2,049,890
Sri Lanka - 0.6%
John Keells Holdings Ltd.	121,877	169,990
Taiwan - 14.8%
Chroma ATE, Inc.	103,000	230,494
Cleanaway Co. Ltd.	26,000	179,760
CTCI Corp.	140,000	261,389
Delta Electronics, Inc.	72,000	244,088
E.Sun Financial Holdings Co. Ltd.	461,000	253,288
Formosa Optical Technology Co. Ltd.	80,000	180,628
Giant Manufacturing Co. Ltd.	32,000	176,353
Insyde Software Corp.	53,000	190,297
MJC Probe, Inc.	95,000	190,381
Motech Industries, Inc.	136,000	148,310
Pacific Hospital Supply Co. Ltd.	95,700	252,515
Powertech Technology, Inc.	124,000	250,568
SIMPLO Technology Co. Ltd.	26,400	149,900
St. Shine Optical Co. Ltd.	13,000	147,846
Taiwan Hon Chuan Enterprise Co. Ltd.	104,000	231,343
Unified-President Enterprises Corp.	327,000	550,461
Wah Lee Industrial Corp.	165,000	210,521
Yungtay Engineering Co. Ltd.	111,000	181,663
TOTAL TAIWAN		4,029,805
Common Stocks - continued
	Shares	Value
Turkey - 1.6%
Anadolu Efes Biracilik ve Malt Sanayii A/S	16,000	$ 217,511
Enka Insaat ve Sanayi A/S	75,800	219,606
TOTAL TURKEY		437,117
United Arab Emirates - 0.9%
First Gulf Bank PJSC	103,160	248,842
United Kingdom - 1.4%
Archipelago Resources PLC (a)	201,400	161,040
PZ Cussons PLC Class L	48,900	235,217
TOTAL UNITED KINGDOM		396,257
TOTAL COMMON STOCKS (Cost $24,756,082)		25,309,333
Investment Companies - 2.8%

Thailand - 0.6%
CPN Retail Growth Leasehold Property Fund	332,000	162,466
United States of America - 2.2%
WisdomTree India Earnings ETF	36,500	606,994
TOTAL INVESTMENT COMPANIES (Cost $752,766)		769,460
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.17% (b) (Cost $1,130,985)	1,130,985	1,130,985
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $26,639,833)		27,209,778
NET OTHER ASSETS (LIABILITIES) - 0.2%		56,838
NET ASSETS - 100%		$ 27,266,616
Security Type Abbreviations
ETF	-	Exchange Traded Funds
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $224,204 or 0.8% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 709
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,150,534	$ 3,150,534	$ -	$ -
Consumer Staples	4,194,013	4,194,013	-	-
Energy	368,513	368,513	-	-
Financials	5,343,676	5,147,690	195,986	-
Health Care	2,210,457	2,210,457	-	-
Industrials	4,158,282	4,158,282	-	-
Information Technology	2,943,067	2,943,067	-	-
Materials	1,727,434	1,727,434	-	-
Telecommunication Services	695,599	695,599	-	-
Utilities	517,758	517,758	-	-
Investment Companies	769,460	769,460	-	-
Money Market Funds	1,130,985	1,130,985	-	-
Total Investments in Securities:	$ 27,209,778	$ 27,013,792	$ 195,986	$ -
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $26,689,451. Net unrealized appreciation aggregated $520,327, of which $1,827,535 related to appreciated investment securities and $1,307,208 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Japan Smaller Companies Fund

July 31, 2012

1.804823.108

JSC-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 17.0%
Auto Components - 3.9%
Nippon Seiki Co. Ltd.	47,000	$ 461,010
Stanley Electric Co. Ltd.	442,400	6,502,958
Sumitomo Rubber Industries Ltd.	269,900	3,236,942
		10,200,910
Household Durables - 2.0%
ARNEST ONE Corp.	29,200	399,310
Hajime Construction Co. Ltd.	29,800	869,988
Koshidaka Holdings Co. Ltd.	57,500	1,739,046
Sony Corp.	53,800	654,203
West Holdings Corp.	81,700	1,624,265
		5,286,812
Leisure Equipment & Products - 0.6%
Fields Corp.	1	1,629
KAWAI Musical Instruments Manufacturing Co. Ltd.	690,000	1,602,244
		1,603,873
Media - 3.3%
Avex Group Holdings, Inc.	124,200	1,880,999
CyberAgent, Inc.	3,376	6,631,337
		8,512,336
Specialty Retail - 6.4%
Asahi Co. Ltd.	47,300	778,988
Chiyoda Co. Ltd.	90,700	2,179,051
Fuji Corp.	44,700	657,247
K'S Denki Corp.	72,100	2,347,799
MEGANE TOP CO. LTD.	137,885	1,583,769
Otsuka Kagu Ltd.	67,500	659,356
Pal Co. Ltd.	154,000	8,456,530
		16,662,740
Textiles, Apparel & Luxury Goods - 0.8%
Fuji Spinning Co. Ltd.	841,000	2,030,268
TOTAL CONSUMER DISCRETIONARY		44,296,939
CONSUMER STAPLES - 6.7%
Food & Staples Retailing - 0.6%
Lawson, Inc.	5,300	380,680
Sugi Holdings Co. Ltd.	12,800	425,687
Yamaya Corp.	52,300	813,781
		1,620,148
Household Products - 5.2%
Pigeon Corp.	309,300	13,471,360
Personal Products - 0.9%
Kao Corp.	90,600	2,448,601
TOTAL CONSUMER STAPLES		17,540,109

	Shares	Value
ENERGY - 0.4%
Energy Equipment & Services - 0.4%
Toyo Kanetsu KK	481,000	$ 1,070,937
FINANCIALS - 18.3%
Capital Markets - 0.2%
Sawada Holdings Co. Ltd. (a)	88,000	511,724
Commercial Banks - 0.5%
Mizuho Financial Group, Inc.	165,800	273,065
Seven Bank Ltd.	407,700	1,017,205
		1,290,270
Consumer Finance - 3.4%
Aeon Credit Service Co. Ltd.	458,900	8,746,938
Diversified Financial Services - 8.8%
ORIX Corp.	127,190	12,024,214
Osaka Securities Exchange Co. Ltd.	1,837	10,851,762
		22,875,976
Real Estate Management & Development - 5.4%
Aeon Mall Co. Ltd.	40,000	956,735
Airport Facilities Co. Ltd.	164,300	754,139
Iida Home Max Co., Ltd.	66,400	603,935
Takara Leben Co. Ltd.	1,261,000	11,520,304
Toho Real Estate Co. Ltd.	46,000	241,959
		14,077,072
TOTAL FINANCIALS		47,501,980
HEALTH CARE - 11.4%
Biotechnology - 4.1%
Sosei Group Corp. (a)	4,502	10,746,770
Health Care Equipment & Supplies - 5.9%
Nikkiso Co. Ltd.	723,000	8,245,567
Olympus Corp. (d)	369,000	6,910,288
Sysmex Corp.	5,200	226,497
		15,382,352
Health Care Providers & Services - 0.5%
Miraca Holdings, Inc.	29,200	1,240,838
Pharmaceuticals - 0.9%
Rohto Pharmaceutical Co. Ltd.	161,000	2,176,928
TOTAL HEALTH CARE		29,546,888
INDUSTRIALS - 14.0%
Building Products - 2.2%
Nichias Corp.	835,000	4,173,179
Shinko Kogyo Co. Ltd.	289,600	1,544,196
		5,717,375
Construction & Engineering - 1.7%
Toyo Engineering Corp.	1,000,000	4,275,672
Machinery - 8.5%
HIRANO TECSEED Co. Ltd.	230,400	1,204,384
Hoshizaki Electric Co. Ltd.	147,100	3,776,989
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Kubota Corp.	1,058,000	$ 10,002,657
Makita Corp.	108,400	3,622,198
Nitta Corp.	227,600	3,489,054
		22,095,282
Professional Services - 0.3%
Weathernews, Inc.	22,700	811,156
Road & Rail - 0.7%
Hitachi Transport System Ltd.	99,100	1,817,760
Trading Companies & Distributors - 0.6%
Kamei Corp.	56,000	521,756
Takashima & Co. Ltd. (d)	135,000	499,437
Tomoe Engineering Co. Ltd.	29,000	586,522
		1,607,715
TOTAL INDUSTRIALS		36,324,960
INFORMATION TECHNOLOGY - 22.5%
Electronic Equipment & Components - 6.2%
Citizen Holdings Co. Ltd.	1,271,600	7,025,431
ITC Networks Corp.	32,800	248,554
Maruwa Ceramic Co. Ltd.	17,900	508,218
Origin Electric Co. Ltd.	734,000	2,389,321
Shimadzu Corp.	358,000	2,920,492
Shinko Shoji Co. Ltd.	66,700	576,995
Topcon Corp. (d)	363,900	2,592,179
		16,261,190
Internet Software & Services - 8.8%
DeNA Co. Ltd.	42,800	927,324
GMO Internet, Inc.	229,500	1,150,795
GREE, Inc. (d)	286,600	4,536,505
Kakaku.com, Inc.	501,000	15,941,842
WebCrew, Inc.	64,600	426,597
		22,983,063
IT Services - 0.2%
CAC Corp.	68,200	536,274
Semiconductors & Semiconductor Equipment - 0.5%
Megachips Corp.	58,200	1,055,389
Shinko Electric Industries Co.Ltd. (d)	27,600	191,922
		1,247,311
Software - 6.8%
Nintendo Co. Ltd.	154,900	17,231,211
NSD Co. Ltd.	44,400	389,238
		17,620,449
TOTAL INFORMATION TECHNOLOGY		58,648,287

	Shares	Value
MATERIALS - 9.6%
Chemicals - 3.9%
Daiichi Kigenso Kagaku-Kogyo Co. Ltd. (d)	12,100	$ 243,480
Hitachi Chemical Co. Ltd.	384,000	5,832,794
JSP Corp.	40,500	599,988
Kanto Denka Kogyo Co. Ltd. (d)	313,000	952,046
Nitta Gelatin, Inc.	139,700	1,094,758
STELLA CHEMIFA Corp.	42,200	753,198
Sumitomo Chemical Co. Ltd.	287,000	795,094
		10,271,358
Construction Materials - 0.6%
Taiheiyo Cement Corp.	672,000	1,476,904
Metals & Mining - 5.1%
Asahi Holdings, Inc.	65,300	1,123,790
Chuo Denki Kogyo Co. Ltd.	102,600	410,849
Hitachi Metals Ltd.	550,000	6,019,800
Kurimoto Ltd. (d)	1,182,000	3,425,963
Toyo Kohan Co. Ltd.	191,000	619,389
Yamato Kogyo Co. Ltd.	57,400	1,618,292
		13,218,083
TOTAL MATERIALS		24,966,345
TOTAL COMMON STOCKS (Cost $250,917,567)		259,896,445
Money Market Funds - 3.4%

Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c) (Cost $8,934,819)	8,934,819	8,934,819
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $259,852,386)		268,831,264
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(8,510,413)
NET ASSETS - 100%		$ 260,320,851
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 406
Fidelity Securities Lending Cash Central Fund	99,171
Total	$ 99,577
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Takara Leben Co. Ltd.	$ 10,582,018	$ -	$ 4,811,020	$ 131,689	$ -
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 44,296,939	$ -	$ 44,296,939	$ -
Consumer Staples	17,540,109	-	17,540,109	-
Energy	1,070,937	-	1,070,937	-
Financials	47,501,980	-	47,501,980	-
Health Care	29,546,888	-	29,546,888	-
Industrials	36,324,960	-	36,324,960	-
Information Technology	58,648,287	-	58,648,287	-
Materials	24,966,345	-	24,966,345	-
Money Market Funds	8,934,819	8,934,819	-	-
Total Investments in Securities:	$ 268,831,264	$ 8,934,819	$ 259,896,445	$ -
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $266,790,795. Net unrealized appreciation aggregated $2,040,469, of which $29,873,039 related to appreciated investment securities and $27,832,570 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Capital Appreciation Fund

July 31, 2012

1.804818.108

IVF-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Australia - 0.8%
Fortescue Metals Group Ltd. (d)	680,217	$ 2,952,289
Iluka Resources Ltd.	291,537	2,913,638
TOTAL AUSTRALIA		5,865,927
Austria - 0.1%
Andritz AG	16,300	893,574
Bailiwick of Jersey - 0.5%
Experian PLC	223,500	3,325,433
Belgium - 1.2%
Anheuser-Busch InBev SA NV	71,259	5,638,231
Umicore SA	61,248	2,716,711
TOTAL BELGIUM		8,354,942
Bermuda - 0.7%
Credicorp Ltd. (NY Shares)	24,760	2,870,674
Petra Diamonds Ltd. (a)	1,223,416	2,301,759
TOTAL BERMUDA		5,172,433
Brazil - 3.2%
BR Malls Participacoes SA	245,700	2,868,019
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	103,300	3,982,215
CCR SA	333,900	2,786,302
Iguatemi Empresa de Shopping Centers SA	127,200	2,721,901
Itau Unibanco Banco Multiplo SA sponsored ADR	285,700	4,516,917
Multiplan Empreendimentos Imobiliarios SA	104,200	2,635,001
Souza Cruz SA	202,800	2,860,102
TOTAL BRAZIL		22,370,457
Canada - 2.2%
Canadian National Railway Co.	52,900	4,666,763
First Quantum Minerals Ltd.	166,600	3,025,164
Potash Corp. of Saskatchewan, Inc.	100,700	4,458,374
Valeant Pharmaceuticals International, Inc. (Canada) (a)	63,400	3,021,908
TOTAL CANADA		15,172,209
Cayman Islands - 0.8%
Baidu.com, Inc. sponsored ADR (a)	22,400	2,699,648
Sands China Ltd.	950,000	2,811,521
TOTAL CAYMAN ISLANDS		5,511,169
Chile - 0.4%
Embotelladora Andina SA Class A	561,722	2,618,073
Colombia - 0.4%
Grupo de Inversiones Suramerica	162,174	2,778,163
Denmark - 0.8%
Novo Nordisk A/S Series B sponsored ADR	36,340	5,615,984

	Shares	Value
Finland - 0.8%
Kone Oyj (B Shares)	49,400	$ 3,069,479
Nokian Tyres PLC	68,300	2,730,340
TOTAL FINLAND		5,799,819
France - 8.1%
Air Liquide SA	34,210	3,829,529
Bureau Veritas SA	32,100	2,838,961
Casino Guichard Perrachon SA	35,012	2,941,418
CFAO SA	58,700	2,778,476
Christian Dior SA	23,912	3,311,370
Edenred SA	95,200	2,514,869
Essilor International SA	33,727	2,939,697
Hermes International SCA	10,300	2,808,997
L'Oreal SA	30,500	3,663,405
LVMH Moet Hennessy - Louis Vuitton SA	31,654	4,772,965
Pernod Ricard SA	35,400	3,811,600
PPR SA	22,500	3,377,448
Publicis Groupe SA	63,600	3,138,354
Remy Cointreau SA	25,000	2,952,960
Schneider Electric SA	69,394	3,930,151
Technip SA	30,500	3,215,331
Vivendi SA	192,167	3,655,398
TOTAL FRANCE		56,480,929
Germany - 3.8%
adidas AG	39,100	2,939,919
BASF AG	79,685	5,831,682
Bayerische Motoren Werke AG (BMW)	54,806	4,097,922
Brenntag AG	21,200	2,327,257
Henkel AG & Co. KGaA	64,800	3,835,806
Hugo Boss AG	24,700	2,492,964
SAP AG	81,245	5,156,043
TOTAL GERMANY		26,681,593
Hong Kong - 0.4%
Galaxy Entertainment Group Ltd. (a)	1,022,000	2,464,493
India - 5.0%
Asian Paints India Ltd.	40,407	2,648,928
Bajaj Auto Ltd.	96,527	2,787,226
Colgate-Palmolive (India)	107,544	2,241,952
HDFC Bank Ltd.	325,953	3,432,869
Housing Development Finance Corp. Ltd.	260,412	3,239,448
ITC Ltd.	689,094	3,201,757
Jubilant Foodworks Ltd. (a)	108,339	2,193,202
Nestle India Ltd.	29,643	2,389,500
Page Industries Ltd.	41,630	2,209,252
Smithkline Beecham Consumer Healthcare Ltd.	57,605	2,743,288
Tata Motors Ltd. sponsored ADR	137,974	2,787,075
Titan Industries Ltd.	610,769	2,439,888
TTK Prestige Ltd.	43,221	2,800,458
TOTAL INDIA		35,114,843
Common Stocks - continued
	Shares	Value
Indonesia - 3.9%
PT ACE Hardware Indonesia Tbk	4,296,500	$ 2,683,888
PT Bank Central Asia Tbk	3,326,500	2,817,572
PT Global Mediacom Tbk	13,795,500	2,556,072
PT Gudang Garam Tbk	431,500	2,574,378
PT Indomobil Sukses Internasional Tbk	1,250,500	807,627
PT Jasa Marga Tbk	4,464,000	2,693,994
PT Mitra Adiperkasa Tbk	3,540,500	2,698,949
PT Modern Internasional Tbk	37,010,500	2,821,337
PT Semen Gresik (Persero) Tbk	2,039,000	2,795,661
PT Surya Citra Media Tbk	1,854,000	2,031,644
PT Tower Bersama Infrastructure Tbk (a)	6,434,000	2,673,734
TOTAL INDONESIA		27,154,856
Ireland - 0.8%
Accenture PLC Class A	45,500	2,743,650
Dragon Oil PLC	286,600	2,570,258
TOTAL IRELAND		5,313,908
Israel - 0.4%
Check Point Software Technologies Ltd. (a)	54,300	2,637,351
Italy - 1.9%
Fiat Industrial SpA	291,618	2,870,454
Pirelli & C SpA (d)	255,260	2,587,952
Prada SpA	379,900	2,628,294
Saipem SpA	69,763	3,223,157
Salvatore Ferragamo Italia SpA	116,700	2,270,121
TOTAL ITALY		13,579,978
Japan - 7.6%
Canon, Inc. sponsored ADR (d)	127,309	4,258,486
Daihatsu Motor Co. Ltd.	146,000	2,439,916
Fanuc Corp.	26,300	4,060,414
Fast Retailing Co. Ltd.	14,100	2,895,766
Hitachi Ltd.	662,000	3,902,784
Japan Tobacco, Inc.	129,900	4,080,755
Kansai Paint Co. Ltd.	264,000	2,755,614
Keyence Corp.	13,270	3,305,038
Komatsu Ltd. sponsored ADR	159,700	3,460,699
Nabtesco Corp.	123,200	2,688,514
Nissan Motor Co. Ltd.	367,100	3,451,554
Rakuten, Inc.	281,100	2,796,698
SMC Corp.	18,200	3,057,447
Softbank Corp.	111,000	4,235,073
Sysmex Corp.	66,400	2,892,198
Unicharm Corp.	52,900	2,914,419
TOTAL JAPAN		53,195,375
Korea (South) - 2.0%
Hyundai Motor Co.	20,492	4,295,331
Samsung Electronics Co. Ltd.	8,390	9,713,272
TOTAL KOREA (SOUTH)		14,008,603

	Shares	Value
Mexico - 0.9%
Grupo Mexico SA de CV Series B	1,079,700	$ 3,026,749
Grupo Televisa SA de CV (CPO) sponsored ADR	127,000	2,894,330
TOTAL MEXICO		5,921,079
Netherlands - 1.7%
ASML Holding NV (Netherlands)	68,500	3,956,365
Core Laboratories NV	20,900	2,331,604
LyondellBasell Industries NV Class A	61,200	2,725,236
Yandex NV (a)	140,100	2,694,123
TOTAL NETHERLANDS		11,707,328
Nigeria - 0.8%
Guaranty Trust Bank PLC	23,644,151	2,546,180
Nigerian Breweries PLC	3,679,622	2,728,165
TOTAL NIGERIA		5,274,345
Philippines - 3.0%
Alliance Global Group, Inc.	8,613,500	2,410,006
Ayala Corp.	247,660	2,581,905
GT Capital Holdings, Inc.	176,730	2,311,524
International Container Terminal Services, Inc.	1,575,610	2,745,853
Metropolitan Bank & Trust Co.	1,185,900	2,843,660
Security Bank Corp.	732,400	2,482,563
SM Investments Corp.	164,100	2,948,257
SM Prime Holdings, Inc.	8,540,925	2,860,274
TOTAL PHILIPPINES		21,184,042
Portugal - 0.4%
Jeronimo Martins SGPS SA	155,405	2,437,931
Russia - 1.4%
Magnit OJSC GDR (Reg. S)	95,305	3,086,929
NOVATEK OAO GDR (Reg. S)	26,400	2,985,840
Sberbank (Savings Bank of the Russian Federation)	1,377,200	3,832,892
TOTAL RUSSIA		9,905,661
Singapore - 0.4%
Jardine Cycle & Carriage Ltd.	70,000	2,626,969
South Africa - 1.3%
Mr Price Group Ltd.	187,400	2,790,772
Naspers Ltd. Class N	66,800	3,631,580
Shoprite Holdings Ltd.	151,100	2,966,110
TOTAL SOUTH AFRICA		9,388,462
Spain - 0.5%
Inditex SA	36,421	3,756,623
Sweden - 1.8%
ASSA ABLOY AB (B Shares)	97,194	2,949,842
Atlas Copco AB (A Shares)	162,700	3,665,185
Common Stocks - continued
	Shares	Value
Sweden - continued
Elekta AB (B Shares) (d)	55,000	$ 2,558,064
Swedish Match Co. AB	75,800	3,195,556
TOTAL SWEDEN		12,368,647
Switzerland - 4.7%
Compagnie Financiere Richemont SA Series A	75,097	4,265,214
Dufry AG (a)	22,290	2,723,750
Nestle SA	195,587	12,030,113
Schindler Holding AG (Reg.)	25,510	2,994,414
SGS SA (Reg.)	1,540	3,085,363
Swatch Group AG (Bearer)	9,100	3,623,036
Syngenta AG (Switzerland)	12,520	4,269,096
TOTAL SWITZERLAND		32,990,986
Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	404,500	5,650,865
Thailand - 1.5%
C.P. ALL PCL (For. Reg.)	2,383,200	2,574,795
Central Pattana PCL (For. Reg.)	1,753,500	2,730,267
Home Product Center PCL (For. Reg.)	6,590,200	2,408,240
Kasikornbank PCL (For. Reg.)	511,400	2,876,320
TOTAL THAILAND		10,589,622
Turkey - 1.2%
Coca-Cola Icecek A/S	177,018	2,751,652
TAV Havalimanlari Holding A/S	517,475	2,836,980
Turkiye Garanti Bankasi A/S	789,909	3,080,683
TOTAL TURKEY		8,669,315
United Kingdom - 15.9%
Aggreko PLC	89,700	2,871,790
Antofagasta PLC	174,500	2,932,883
BG Group PLC	278,653	5,513,503
BHP Billiton PLC ADR (d)	186,088	10,841,487
British American Tobacco PLC (United Kingdom)	182,400	9,688,090
Burberry Group PLC	153,200	3,012,041
Diageo PLC sponsored ADR	52,200	5,580,180
Imperial Tobacco Group PLC	114,767	4,460,649
Intertek Group PLC	69,400	2,974,832
Johnson Matthey PLC	85,749	2,930,826
Meggitt PLC	470,300	2,827,775
Prudential PLC	341,426	4,062,913
Reckitt Benckiser Group PLC	78,900	4,338,277
Rio Tinto PLC sponsored ADR	145,700	6,732,797
Rolls-Royce Group PLC	291,200	3,883,025
Rotork PLC	75,600	2,614,760
Royal Dutch Shell PLC Class B (United Kingdom)	372,338	13,098,010
SABMiller PLC	108,500	4,689,980
Spectris PLC	96,100	2,330,871

	Shares	Value
Standard Chartered PLC (United Kingdom)	220,059	$ 5,052,811
The Weir Group PLC	112,300	2,913,951
Unilever PLC	202,500	7,260,929
TOTAL UNITED KINGDOM		110,612,380
United States of America - 17.0%
Allergan, Inc.	28,000	2,297,960
Altera Corp.	71,601	2,538,255
Altria Group, Inc.	71,300	2,564,661
Amazon.com, Inc. (a)	9,758	2,276,541
American Tower Corp.	36,242	2,620,659
Analog Devices, Inc.	58,600	2,290,088
Apple, Inc.	4,265	2,604,891
AutoZone, Inc. (a)	5,760	2,161,325
Caterpillar, Inc.	32,400	2,728,404
Coach, Inc.	45,200	2,229,716
Colgate-Palmolive Co.	24,750	2,657,160
Crown Castle International Corp. (a)	42,800	2,648,464
Cummins, Inc.	30,400	2,915,360
EMC Corp. (a)	104,107	2,728,644
Estee Lauder Companies, Inc. Class A	49,616	2,598,886
FMC Technologies, Inc. (a)	52,800	2,382,336
Freeport-McMoRan Copper & Gold, Inc.	77,600	2,612,792
Google, Inc. Class A (a)	4,240	2,683,793
IBM Corp.	12,740	2,496,785
Intuitive Surgical, Inc. (a)	5,400	2,600,100
Joy Global, Inc.	50,500	2,622,970
KLA-Tencor Corp.	52,500	2,672,775
Las Vegas Sands Corp.	63,785	2,323,050
Limited Brands, Inc.	55,500	2,639,025
Lorillard, Inc.	18,500	2,379,840
MasterCard, Inc. Class A	5,900	2,575,763
Mead Johnson Nutrition Co. Class A	30,300	2,210,688
MercadoLibre, Inc.	32,718	2,185,890
Mettler-Toledo International, Inc. (a)	16,800	2,600,640
National Oilwell Varco, Inc.	37,450	2,707,635
NIKE, Inc. Class B	27,200	2,539,120
Oracle Corp.	86,100	2,600,220
Perrigo Co.	21,079	2,403,428
Philip Morris International, Inc.	51,245	4,685,843
Priceline.com, Inc. (a)	3,720	2,461,673
QUALCOMM, Inc.	43,400	2,590,112
salesforce.com, Inc. (a)	18,000	2,238,480
SBA Communications Corp. Class A (a)	44,000	2,598,640
Starbucks Corp.	48,900	2,214,192
The Coca-Cola Co.	32,800	2,650,240
TJX Companies, Inc.	57,015	2,524,624
Union Pacific Corp.	21,880	2,682,707
United Technologies Corp.	35,578	2,648,426
Visa, Inc. Class A	20,500	2,645,935
Common Stocks - continued
	Shares	Value
United States of America - continued
Waters Corp. (a)	32,600	$ 2,525,848
Yum! Brands, Inc.	43,230	2,803,033
TOTAL UNITED STATES OF AMERICA		118,367,617
TOTAL COMMON STOCKS (Cost $645,240,668)		691,561,984
Nonconvertible Preferred Stocks - 0.6%

Germany - 0.6%
Volkswagen AG (Cost $3,563,049)	24,300	4,155,922
Money Market Funds - 2.6%

Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c) (Cost $17,975,395)	17,975,395	17,975,395
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $666,779,112)		713,693,301
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(15,734,724)
NET ASSETS - 100%		$ 697,958,577
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,047
Fidelity Securities Lending Cash Central Fund	208,421
Total	$ 212,468
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 149,967,795	$ 138,383,861	$ 11,583,934	$ -
Consumer Staples	139,986,533	110,404,109	29,582,424	-
Energy	38,027,674	24,929,664	13,098,010	-
Financials	67,763,215	60,267,433	7,495,782	-
Health Care	29,455,827	26,563,629	2,892,198	-
Industrials	100,504,211	90,697,836	9,806,375	-
Information Technology	81,900,127	65,579,897	16,320,230	-
Materials	72,301,215	65,276,505	7,024,710	-
Telecommunication Services	15,811,309	11,576,236	4,235,073	-
Money Market Funds	17,975,395	17,975,395	-	-
Total Investments in Securities:	$ 713,693,301	$ 611,654,565	$ 102,038,736	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 43,311,371
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $669,792,833. Net unrealized appreciation aggregated $43,900,468, of which $68,809,807 related to appreciated investment securities and $24,909,339 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® International
Discovery Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Discovery Fund

1.834739.106

AIGI-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (000s)
Australia - 3.8%
Australia & New Zealand Banking Group Ltd.	4,818,449	$ 119,200
Commonwealth Bank of Australia	1,303,655	78,817
Fortescue Metals Group Ltd. (e)	3,503,390	15,205
Ramsay Health Care Ltd.	1,305,776	32,550
Spark Infrastructure Group unit	19,962,099	34,194
WorleyParsons Ltd.	909,980	24,950
TOTAL AUSTRALIA		304,916
Bailiwick of Jersey - 2.0%
Experian PLC	5,023,200	74,740
Shire PLC	1,036,900	29,910
Wolseley PLC	1,479,764	53,431
TOTAL BAILIWICK OF JERSEY		158,081
Belgium - 1.6%
Anheuser-Busch InBev SA NV	1,556,327	123,141
Bermuda - 1.0%
Cheung Kong Infrastructure Holdings Ltd.	6,458,000	39,266
Li & Fung Ltd.	15,198,000	30,025
Petra Diamonds Ltd. (a)	6,298,600	11,850
TOTAL BERMUDA		81,141
Brazil - 1.2%
Arezzo Industria e Comercio SA	570,800	8,961
Qualicorp SA (a)	4,567,000	40,673
Redecard SA	1,037,900	16,740
Souza Cruz SA	1,909,200	26,926
TOTAL BRAZIL		93,300
British Virgin Islands - 0.3%
Gem Diamonds Ltd. (a)	1,936,600	5,985
Mail.ru Group Ltd. GDR (Reg. S) (a)	676,800	20,521
TOTAL BRITISH VIRGIN ISLANDS		26,506
Canada - 0.5%
Goldcorp, Inc.	571,200	20,619
InterOil Corp. (a)(e)	204,400	17,505
TOTAL CANADA		38,124
Cayman Islands - 1.3%
Baidu.com, Inc. sponsored ADR (a)	105,500	12,715
Biostime International Holdings Ltd.	6,452,500	14,478
China Kanghui Holdings sponsored ADR (a)(e)(f)	1,747,000	39,360
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - continued
Eurasia Drilling Co. Ltd. GDR (Reg. S)	317,300	$ 8,726
Sands China Ltd.	9,822,800	29,071
TOTAL CAYMAN ISLANDS		104,350
Denmark - 2.3%
Novo Nordisk A/S Series B	819,389	126,340
William Demant Holding A/S (a)	616,700	58,273
TOTAL DENMARK		184,613
France - 6.4%
Arkema SA	341,370	25,142
AXA SA	4,066,402	49,783
BNP Paribas SA	1,739,945	64,589
Bureau Veritas SA	535,700	47,378
Iliad SA (e)	339,150	46,757
LVMH Moet Hennessy - Louis Vuitton SA	428,223	64,570
PPR SA	398,700	59,848
Sanofi SA	953,011	77,754
Schneider Electric SA	930,600	52,705
Technip SA	192,300	20,272
TOTAL FRANCE		508,798
Germany - 5.4%
Aareal Bank AG (a)	1,044,895	17,356
Allianz AG	385,690	38,482
BASF AG	979,717	71,700
Bayerische Motoren Werke AG (BMW)	740,107	55,339
Brenntag AG	288,900	31,714
Fresenius Medical Care AG & Co. KGaA	384,000	27,759
Fresenius SE	161,700	17,269
GEA Group AG	992,880	26,833
Gerry Weber International AG (Bearer)	320,600	13,207
GSW Immobilien AG	497,845	18,346
MTU Aero Engines Holdings AG	286,300	21,551
SAP AG	869,957	55,210
Wirecard AG	1,592,900	31,554
TOTAL GERMANY		426,320
Hong Kong - 1.6%
AIA Group Ltd.	15,454,400	54,307
Common Stocks - continued
	Shares	Value (000s)
Hong Kong - continued
HKT Trust / HKT Ltd. unit	23,518,000	$ 18,742
Techtronic Industries Co. Ltd.	39,683,000	53,731
TOTAL HONG KONG		126,780
India - 1.2%
Apollo Hospitals Enterprise Ltd.	442,506	5,019
Housing Development Finance Corp. Ltd.	3,327,565	41,394
IndusInd Bank Ltd.	2,255,331	14,012
The Jammu & Kashmir Bank Ltd.	345,087	5,682
Titan Industries Ltd.	6,456,377	25,792
TOTAL INDIA		91,899
Indonesia - 0.6%
PT Media Nusantara Citra Tbk	42,573,500	10,705
PT Sarana Menara Nusantara Tbk (a)	6,310,500	11,091
PT Tower Bersama Infrastructure Tbk (a)	55,223,500	22,949
TOTAL INDONESIA		44,745
Ireland - 1.9%
Accenture PLC Class A	854,400	51,520
James Hardie Industries NV CDI	6,070,470	53,396
Paddy Power PLC (Ireland)	728,700	49,133
TOTAL IRELAND		154,049
Israel - 0.5%
Check Point Software Technologies Ltd. (a)	743,300	36,102
Italy - 1.4%
Fiat Industrial SpA	3,323,832	32,717
Prada SpA	4,029,100	27,875
Saipem SpA	1,070,559	49,461
TOTAL ITALY		110,053
Japan - 17.7%
ABC-Mart, Inc.	1,177,300	47,448
Aozora Bank Ltd.	13,450,000	30,816
Calbee, Inc. (e)	613,300	42,701
Chiyoda Corp.	2,780,000	36,106
Cosmos Pharmaceutical Corp.	662,200	53,852
Credit Saison Co. Ltd.	2,631,100	59,662
Don Quijote Co. Ltd.	1,818,400	60,663
Fanuc Corp.	290,400	44,834
Fast Retailing Co. Ltd.	210,800	43,293
Hitachi Ltd.	8,642,000	50,948
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Honda Motor Co. Ltd.	2,539,700	$ 80,738
Japan Tobacco, Inc.	2,815,200	88,438
JS Group Corp.	1,856,500	38,800
JSR Corp.	2,283,400	40,193
Kakaku.com, Inc.	810,600	25,793
Keyence Corp.	304,060	75,729
Mitsubishi Corp.	1,836,500	36,342
Mitsubishi Estate Co. Ltd.	2,431,000	43,541
Mitsubishi UFJ Financial Group, Inc.	15,161,400	73,518
Nexon Co. Ltd.	386,400	7,907
Nintendo Co. Ltd.	201,200	22,382
ORIX Corp.	1,321,050	124,889
Park24 Co. Ltd.	219,500	3,353
Rakuten, Inc.	7,986,500	79,459
Seven Bank Ltd.	12,837,900	32,030
So-net M3, Inc.	5,296	27,516
Softbank Corp.	1,683,500	64,232
Start Today Co. Ltd.	1,326,900	17,557
Unicharm Corp.	622,700	34,306
USS Co. Ltd.	196,050	21,098
TOTAL JAPAN		1,408,144
Korea (South) - 3.2%
Hyundai Motor Co.	273,935	57,420
Kia Motors Corp.	570,510	39,407
LG Household & Health Care Ltd.	56,182	28,969
NCsoft Corp.	73,550	14,571
NHN Corp.	64,289	15,636
Orion Corp.	31,293	24,826
Samsung Electronics Co. Ltd.	64,872	75,104
TOTAL KOREA (SOUTH)		255,933
Luxembourg - 0.7%
Brait SA	5,949,360	20,324
Millicom International Cellular SA (e)	124,172	11,290
Millicom International Cellular SA (depository receipt)	19,120	1,732
Samsonite International SA	12,773,700	21,743
TOTAL LUXEMBOURG		55,089
Netherlands - 3.0%
AEGON NV	5,028,800	22,828
ASML Holding NV	1,002,900	57,667
Gemalto NV	834,556	63,962
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
ING Groep NV (Certificaten Van Aandelen) (a)	5,244,400	$ 34,500
LyondellBasell Industries NV Class A	474,800	21,143
Randstad Holding NV	326,772	9,919
Yandex NV (a)	1,582,600	30,433
TOTAL NETHERLANDS		240,452
Norway - 1.0%
DnB NOR ASA	5,448,955	57,405
Gjensidige Forsikring ASA	1,761,200	21,622
TOTAL NORWAY		79,027
Poland - 0.5%
Eurocash SA	3,593,990	42,170
Qatar - 0.2%
Commercial Bank of Qatar GDR (Reg. S)	5,094,802	19,504
Russia - 0.6%
Mobile TeleSystems OJSC sponsored ADR (e)	2,460,100	46,619
South Africa - 0.6%
Shoprite Holdings Ltd.	1,552,300	30,472
Tiger Brands Ltd.	525,500	16,908
TOTAL SOUTH AFRICA		47,380
Spain - 1.9%
Amadeus IT Holding SA Class A	1,011,100	21,877
Banco Bilbao Vizcaya Argentaria SA (e)	5,282,757	34,439
Grifols SA ADR	1,151,000	25,690
Inditex SA	651,829	67,233
TOTAL SPAIN		149,239
Sweden - 2.5%
Atlas Copco AB (A Shares)	2,131,200	48,010
Elekta AB (B Shares) (e)	185,973	8,650
Intrum Justitia AB	1,835,800	25,577
Svenska Handelsbanken AB (A Shares)	1,879,500	65,389
Swedish Match Co. AB	1,250,800	52,731
TOTAL SWEDEN		200,357
Switzerland - 5.9%
Adecco SA (Reg.)	329,873	14,529
Nestle SA	1,852,740	113,958
Partners Group Holding AG	230,056	42,015
Roche Holding AG (participation certificate)	242,272	43,005
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Schindler Holding AG (participation certificate)	554,147	$ 64,877
SGS SA (Reg.)	12,520	25,084
Swatch Group AG (Bearer)	36,702	14,612
Syngenta AG (Switzerland)	81,540	27,804
UBS AG	4,126,610	43,412
Zurich Financial Services AG	346,539	77,273
TOTAL SWITZERLAND		466,569
Turkey - 0.1%
Boyner Buyuk Magazacilik A/S (a)(f)	4,683,100	9,602
United Kingdom - 21.5%
Aberdeen Asset Management PLC	5,975,132	24,198
Aggreko PLC	1,385,300	44,351
Anglo American PLC (United Kingdom)	1,482,200	44,153
Ashmore Group PLC	3,169,400	16,085
Bellway PLC	692,900	8,718
BG Group PLC	4,571,872	90,460
BHP Billiton PLC	3,298,888	96,192
BP PLC	10,744,667	71,344
British American Tobacco PLC (United Kingdom)	3,063,100	162,695
British Land Co. PLC	5,756,734	48,242
Burberry Group PLC	1,577,700	31,019
Carphone Warehouse Group PLC	9,244,163	18,370
Diageo PLC	3,917,457	104,713
GlaxoSmithKline PLC	2,658,600	61,174
Hikma Pharmaceuticals PLC	1,964,745	21,440
HSBC Holdings PLC (United Kingdom)	10,856,757	90,699
Intertek Group PLC	748,200	32,072
Jazztel PLC (a)	5,843,900	30,128
Legal & General Group PLC	36,980,100	73,924
London Stock Exchange Group PLC	1,497,400	22,761
Meggitt PLC	6,792,200	40,839
Michael Page International PLC	1,895,893	10,924
Next PLC	514,144	25,948
Ocado Group PLC (a)(e)	14,388,400	16,694
Persimmon PLC	1,182,400	11,410
Rolls-Royce Group PLC	4,197,715	55,975
Rotork PLC	717,800	24,826
Royal Dutch Shell PLC Class B (United Kingdom)	6,206,463	218,323
Royalblue Group PLC	607,375	13,351
SABMiller PLC	998,100	43,143
Taylor Wimpey PLC	12,000,000	8,306
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Ultra Electronics Holdings PLC	614,667	$ 14,157
Vodafone Group PLC	45,146,543	129,206
TOTAL UNITED KINGDOM		1,705,840
United States of America - 4.6%
Beam, Inc.	312,900	19,675
Cirrus Logic, Inc. (a)	356,774	13,119
Citrix Systems, Inc. (a)	303,600	22,066
Cognizant Technology Solutions Corp. Class A (a)	405,700	23,032
Dollar General Corp. (a)	870,900	44,425
GNC Holdings, Inc.	770,900	29,703
Google, Inc. Class A (a)	53,800	34,054
MasterCard, Inc. Class A	160,100	69,895
Michael Kors Holdings Ltd.	733,600	30,290
Royal Gold, Inc.	394,800	29,878
ServiceNow, Inc.	19,600	529
Total System Services, Inc.	1,094,700	25,890
Watson Pharmaceuticals, Inc. (a)	308,100	23,979
TOTAL UNITED STATES OF AMERICA		366,535
TOTAL COMMON STOCKS (Cost $7,444,442)		7,705,378
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.7%
Volkswagen AG (Cost $36,718)	297,200	50,829
Investment Companies - 0.0%

Cyprus - 0.0%
Aisi Realty Public Ltd. (a)(f) (Cost $7,371)	529,830	648
Convertible Bonds - 0.0%
Principal Amount (000s) (d)
Sweden - 0.0%
Elekta AB 2.75% 4/25/17 (g) (Cost $1,473)	SEK	9,908	1,628
Money Market Funds - 2.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	100,595,692	$ 100,596
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	77,055,444	77,055
TOTAL MONEY MARKET FUNDS (Cost $177,651)		177,651
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $7,667,655)		7,936,134
NET OTHER ASSETS (LIABILITIES) - 0.1%		4,427
NET ASSETS - 100%		$ 7,940,561
Currency Abbreviations
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
(g) Principal amount shown represents units.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 91
Fidelity Securities Lending Cash Central Fund	3,889
Total	$ 3,980
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 240	$ 469	$ -	$ -	$ 648
Boyner Buyuk Magazacilik A/S	10,096	-	1,569	-	9,602
China Kanghui Holdings sponsored ADR	27,375	-	-	-	39,360
Total	$ 37,711	$ 469	$ 1,569	$ -	$ 49,610
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,264,242	$ 913,986	$ 350,256	$ -
Consumer Staples	1,024,102	414,256	609,846	-
Energy	501,041	211,374	289,667	-
Financials	1,581,044	976,698	604,346	-
Health Care	625,688	275,235	350,453	-
Industrials	963,408	803,973	159,435	-
Information Technology	888,307	650,338	237,969	-
Materials	463,260	299,071	164,189	-
Telecommunication Services	371,655	178,217	193,438	-
Utilities	73,460	73,460	-	-
Investment Companies	648	648	-	-
Corporate Bonds	1,628	-	1,628	-
Money Market Funds	177,651	177,651	-	-
Total Investments in Securities:	$ 7,936,134	$ 4,974,907	$ 2,961,227	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 802,490
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $7,740,462,000. Net unrealized appreciation aggregated $195,672,000, of which $895,962,000 related to appreciated investment securities and $700,290,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Discovery Fund

July 31, 2012

1.804822.108

IGI-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (000s)
Australia - 3.8%
Australia & New Zealand Banking Group Ltd.	4,818,449	$ 119,200
Commonwealth Bank of Australia	1,303,655	78,817
Fortescue Metals Group Ltd. (e)	3,503,390	15,205
Ramsay Health Care Ltd.	1,305,776	32,550
Spark Infrastructure Group unit	19,962,099	34,194
WorleyParsons Ltd.	909,980	24,950
TOTAL AUSTRALIA		304,916
Bailiwick of Jersey - 2.0%
Experian PLC	5,023,200	74,740
Shire PLC	1,036,900	29,910
Wolseley PLC	1,479,764	53,431
TOTAL BAILIWICK OF JERSEY		158,081
Belgium - 1.6%
Anheuser-Busch InBev SA NV	1,556,327	123,141
Bermuda - 1.0%
Cheung Kong Infrastructure Holdings Ltd.	6,458,000	39,266
Li & Fung Ltd.	15,198,000	30,025
Petra Diamonds Ltd. (a)	6,298,600	11,850
TOTAL BERMUDA		81,141
Brazil - 1.2%
Arezzo Industria e Comercio SA	570,800	8,961
Qualicorp SA (a)	4,567,000	40,673
Redecard SA	1,037,900	16,740
Souza Cruz SA	1,909,200	26,926
TOTAL BRAZIL		93,300
British Virgin Islands - 0.3%
Gem Diamonds Ltd. (a)	1,936,600	5,985
Mail.ru Group Ltd. GDR (Reg. S) (a)	676,800	20,521
TOTAL BRITISH VIRGIN ISLANDS		26,506
Canada - 0.5%
Goldcorp, Inc.	571,200	20,619
InterOil Corp. (a)(e)	204,400	17,505
TOTAL CANADA		38,124
Cayman Islands - 1.3%
Baidu.com, Inc. sponsored ADR (a)	105,500	12,715
Biostime International Holdings Ltd.	6,452,500	14,478
China Kanghui Holdings sponsored ADR (a)(e)(f)	1,747,000	39,360
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - continued
Eurasia Drilling Co. Ltd. GDR (Reg. S)	317,300	$ 8,726
Sands China Ltd.	9,822,800	29,071
TOTAL CAYMAN ISLANDS		104,350
Denmark - 2.3%
Novo Nordisk A/S Series B	819,389	126,340
William Demant Holding A/S (a)	616,700	58,273
TOTAL DENMARK		184,613
France - 6.4%
Arkema SA	341,370	25,142
AXA SA	4,066,402	49,783
BNP Paribas SA	1,739,945	64,589
Bureau Veritas SA	535,700	47,378
Iliad SA (e)	339,150	46,757
LVMH Moet Hennessy - Louis Vuitton SA	428,223	64,570
PPR SA	398,700	59,848
Sanofi SA	953,011	77,754
Schneider Electric SA	930,600	52,705
Technip SA	192,300	20,272
TOTAL FRANCE		508,798
Germany - 5.4%
Aareal Bank AG (a)	1,044,895	17,356
Allianz AG	385,690	38,482
BASF AG	979,717	71,700
Bayerische Motoren Werke AG (BMW)	740,107	55,339
Brenntag AG	288,900	31,714
Fresenius Medical Care AG & Co. KGaA	384,000	27,759
Fresenius SE	161,700	17,269
GEA Group AG	992,880	26,833
Gerry Weber International AG (Bearer)	320,600	13,207
GSW Immobilien AG	497,845	18,346
MTU Aero Engines Holdings AG	286,300	21,551
SAP AG	869,957	55,210
Wirecard AG	1,592,900	31,554
TOTAL GERMANY		426,320
Hong Kong - 1.6%
AIA Group Ltd.	15,454,400	54,307
Common Stocks - continued
	Shares	Value (000s)
Hong Kong - continued
HKT Trust / HKT Ltd. unit	23,518,000	$ 18,742
Techtronic Industries Co. Ltd.	39,683,000	53,731
TOTAL HONG KONG		126,780
India - 1.2%
Apollo Hospitals Enterprise Ltd.	442,506	5,019
Housing Development Finance Corp. Ltd.	3,327,565	41,394
IndusInd Bank Ltd.	2,255,331	14,012
The Jammu & Kashmir Bank Ltd.	345,087	5,682
Titan Industries Ltd.	6,456,377	25,792
TOTAL INDIA		91,899
Indonesia - 0.6%
PT Media Nusantara Citra Tbk	42,573,500	10,705
PT Sarana Menara Nusantara Tbk (a)	6,310,500	11,091
PT Tower Bersama Infrastructure Tbk (a)	55,223,500	22,949
TOTAL INDONESIA		44,745
Ireland - 1.9%
Accenture PLC Class A	854,400	51,520
James Hardie Industries NV CDI	6,070,470	53,396
Paddy Power PLC (Ireland)	728,700	49,133
TOTAL IRELAND		154,049
Israel - 0.5%
Check Point Software Technologies Ltd. (a)	743,300	36,102
Italy - 1.4%
Fiat Industrial SpA	3,323,832	32,717
Prada SpA	4,029,100	27,875
Saipem SpA	1,070,559	49,461
TOTAL ITALY		110,053
Japan - 17.7%
ABC-Mart, Inc.	1,177,300	47,448
Aozora Bank Ltd.	13,450,000	30,816
Calbee, Inc. (e)	613,300	42,701
Chiyoda Corp.	2,780,000	36,106
Cosmos Pharmaceutical Corp.	662,200	53,852
Credit Saison Co. Ltd.	2,631,100	59,662
Don Quijote Co. Ltd.	1,818,400	60,663
Fanuc Corp.	290,400	44,834
Fast Retailing Co. Ltd.	210,800	43,293
Hitachi Ltd.	8,642,000	50,948
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Honda Motor Co. Ltd.	2,539,700	$ 80,738
Japan Tobacco, Inc.	2,815,200	88,438
JS Group Corp.	1,856,500	38,800
JSR Corp.	2,283,400	40,193
Kakaku.com, Inc.	810,600	25,793
Keyence Corp.	304,060	75,729
Mitsubishi Corp.	1,836,500	36,342
Mitsubishi Estate Co. Ltd.	2,431,000	43,541
Mitsubishi UFJ Financial Group, Inc.	15,161,400	73,518
Nexon Co. Ltd.	386,400	7,907
Nintendo Co. Ltd.	201,200	22,382
ORIX Corp.	1,321,050	124,889
Park24 Co. Ltd.	219,500	3,353
Rakuten, Inc.	7,986,500	79,459
Seven Bank Ltd.	12,837,900	32,030
So-net M3, Inc.	5,296	27,516
Softbank Corp.	1,683,500	64,232
Start Today Co. Ltd.	1,326,900	17,557
Unicharm Corp.	622,700	34,306
USS Co. Ltd.	196,050	21,098
TOTAL JAPAN		1,408,144
Korea (South) - 3.2%
Hyundai Motor Co.	273,935	57,420
Kia Motors Corp.	570,510	39,407
LG Household & Health Care Ltd.	56,182	28,969
NCsoft Corp.	73,550	14,571
NHN Corp.	64,289	15,636
Orion Corp.	31,293	24,826
Samsung Electronics Co. Ltd.	64,872	75,104
TOTAL KOREA (SOUTH)		255,933
Luxembourg - 0.7%
Brait SA	5,949,360	20,324
Millicom International Cellular SA (e)	124,172	11,290
Millicom International Cellular SA (depository receipt)	19,120	1,732
Samsonite International SA	12,773,700	21,743
TOTAL LUXEMBOURG		55,089
Netherlands - 3.0%
AEGON NV	5,028,800	22,828
ASML Holding NV	1,002,900	57,667
Gemalto NV	834,556	63,962
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
ING Groep NV (Certificaten Van Aandelen) (a)	5,244,400	$ 34,500
LyondellBasell Industries NV Class A	474,800	21,143
Randstad Holding NV	326,772	9,919
Yandex NV (a)	1,582,600	30,433
TOTAL NETHERLANDS		240,452
Norway - 1.0%
DnB NOR ASA	5,448,955	57,405
Gjensidige Forsikring ASA	1,761,200	21,622
TOTAL NORWAY		79,027
Poland - 0.5%
Eurocash SA	3,593,990	42,170
Qatar - 0.2%
Commercial Bank of Qatar GDR (Reg. S)	5,094,802	19,504
Russia - 0.6%
Mobile TeleSystems OJSC sponsored ADR (e)	2,460,100	46,619
South Africa - 0.6%
Shoprite Holdings Ltd.	1,552,300	30,472
Tiger Brands Ltd.	525,500	16,908
TOTAL SOUTH AFRICA		47,380
Spain - 1.9%
Amadeus IT Holding SA Class A	1,011,100	21,877
Banco Bilbao Vizcaya Argentaria SA (e)	5,282,757	34,439
Grifols SA ADR	1,151,000	25,690
Inditex SA	651,829	67,233
TOTAL SPAIN		149,239
Sweden - 2.5%
Atlas Copco AB (A Shares)	2,131,200	48,010
Elekta AB (B Shares) (e)	185,973	8,650
Intrum Justitia AB	1,835,800	25,577
Svenska Handelsbanken AB (A Shares)	1,879,500	65,389
Swedish Match Co. AB	1,250,800	52,731
TOTAL SWEDEN		200,357
Switzerland - 5.9%
Adecco SA (Reg.)	329,873	14,529
Nestle SA	1,852,740	113,958
Partners Group Holding AG	230,056	42,015
Roche Holding AG (participation certificate)	242,272	43,005
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Schindler Holding AG (participation certificate)	554,147	$ 64,877
SGS SA (Reg.)	12,520	25,084
Swatch Group AG (Bearer)	36,702	14,612
Syngenta AG (Switzerland)	81,540	27,804
UBS AG	4,126,610	43,412
Zurich Financial Services AG	346,539	77,273
TOTAL SWITZERLAND		466,569
Turkey - 0.1%
Boyner Buyuk Magazacilik A/S (a)(f)	4,683,100	9,602
United Kingdom - 21.5%
Aberdeen Asset Management PLC	5,975,132	24,198
Aggreko PLC	1,385,300	44,351
Anglo American PLC (United Kingdom)	1,482,200	44,153
Ashmore Group PLC	3,169,400	16,085
Bellway PLC	692,900	8,718
BG Group PLC	4,571,872	90,460
BHP Billiton PLC	3,298,888	96,192
BP PLC	10,744,667	71,344
British American Tobacco PLC (United Kingdom)	3,063,100	162,695
British Land Co. PLC	5,756,734	48,242
Burberry Group PLC	1,577,700	31,019
Carphone Warehouse Group PLC	9,244,163	18,370
Diageo PLC	3,917,457	104,713
GlaxoSmithKline PLC	2,658,600	61,174
Hikma Pharmaceuticals PLC	1,964,745	21,440
HSBC Holdings PLC (United Kingdom)	10,856,757	90,699
Intertek Group PLC	748,200	32,072
Jazztel PLC (a)	5,843,900	30,128
Legal & General Group PLC	36,980,100	73,924
London Stock Exchange Group PLC	1,497,400	22,761
Meggitt PLC	6,792,200	40,839
Michael Page International PLC	1,895,893	10,924
Next PLC	514,144	25,948
Ocado Group PLC (a)(e)	14,388,400	16,694
Persimmon PLC	1,182,400	11,410
Rolls-Royce Group PLC	4,197,715	55,975
Rotork PLC	717,800	24,826
Royal Dutch Shell PLC Class B (United Kingdom)	6,206,463	218,323
Royalblue Group PLC	607,375	13,351
SABMiller PLC	998,100	43,143
Taylor Wimpey PLC	12,000,000	8,306
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Ultra Electronics Holdings PLC	614,667	$ 14,157
Vodafone Group PLC	45,146,543	129,206
TOTAL UNITED KINGDOM		1,705,840
United States of America - 4.6%
Beam, Inc.	312,900	19,675
Cirrus Logic, Inc. (a)	356,774	13,119
Citrix Systems, Inc. (a)	303,600	22,066
Cognizant Technology Solutions Corp. Class A (a)	405,700	23,032
Dollar General Corp. (a)	870,900	44,425
GNC Holdings, Inc.	770,900	29,703
Google, Inc. Class A (a)	53,800	34,054
MasterCard, Inc. Class A	160,100	69,895
Michael Kors Holdings Ltd.	733,600	30,290
Royal Gold, Inc.	394,800	29,878
ServiceNow, Inc.	19,600	529
Total System Services, Inc.	1,094,700	25,890
Watson Pharmaceuticals, Inc. (a)	308,100	23,979
TOTAL UNITED STATES OF AMERICA		366,535
TOTAL COMMON STOCKS (Cost $7,444,442)		7,705,378
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.7%
Volkswagen AG (Cost $36,718)	297,200	50,829
Investment Companies - 0.0%

Cyprus - 0.0%
Aisi Realty Public Ltd. (a)(f) (Cost $7,371)	529,830	648
Convertible Bonds - 0.0%
Principal Amount (000s) (d)
Sweden - 0.0%
Elekta AB 2.75% 4/25/17 (g) (Cost $1,473)	SEK	9,908	1,628
Money Market Funds - 2.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	100,595,692	$ 100,596
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	77,055,444	77,055
TOTAL MONEY MARKET FUNDS (Cost $177,651)		177,651
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $7,667,655)		7,936,134
NET OTHER ASSETS (LIABILITIES) - 0.1%		4,427
NET ASSETS - 100%		$ 7,940,561
Currency Abbreviations
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
(g) Principal amount shown represents units.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 91
Fidelity Securities Lending Cash Central Fund	3,889
Total	$ 3,980
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 240	$ 469	$ -	$ -	$ 648
Boyner Buyuk Magazacilik A/S	10,096	-	1,569	-	9,602
China Kanghui Holdings sponsored ADR	27,375	-	-	-	39,360
Total	$ 37,711	$ 469	$ 1,569	$ -	$ 49,610
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,264,242	$ 913,986	$ 350,256	$ -
Consumer Staples	1,024,102	414,256	609,846	-
Energy	501,041	211,374	289,667	-
Financials	1,581,044	976,698	604,346	-
Health Care	625,688	275,235	350,453	-
Industrials	963,408	803,973	159,435	-
Information Technology	888,307	650,338	237,969	-
Materials	463,260	299,071	164,189	-
Telecommunication Services	371,655	178,217	193,438	-
Utilities	73,460	73,460	-	-
Investment Companies	648	648	-	-
Corporate Bonds	1,628	-	1,628	-
Money Market Funds	177,651	177,651	-	-
Total Investments in Securities:	$ 7,936,134	$ 4,974,907	$ 2,961,227	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 802,490
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $7,740,462,000. Net unrealized appreciation aggregated $195,672,000, of which $895,962,000 related to appreciated investment securities and $700,290,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
International Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity ®
International Growth Fund

1.863095.104

AIGF-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
Australia - 5.3%
Coca-Cola Amatil Ltd.	99,176	$ 1,451,841
CSL Ltd.	59,714	2,679,572
Newcrest Mining Ltd.	38,920	961,174
Sydney Airport unit	120,531	398,998
Woodside Petroleum Ltd.	31,255	1,108,548
WorleyParsons Ltd.	36,773	1,008,241
TOTAL AUSTRALIA		7,608,374
Austria - 0.9%
Andritz AG	24,500	1,343,102
Bailiwick of Guernsey - 0.3%
Resolution Ltd.	138,065	445,918
Bailiwick of Jersey - 0.9%
Informa PLC	59,979	347,941
Randgold Resources Ltd. sponsored ADR	10,235	915,828
TOTAL BAILIWICK OF JERSEY		1,263,769
Belgium - 4.5%
Anheuser-Busch InBev SA NV	65,191	5,158,113
Umicore SA	28,757	1,275,543
TOTAL BELGIUM		6,433,656
Bermuda - 1.0%
Lazard Ltd. Class A	13,592	364,945
Li & Fung Ltd.	567,000	1,120,152
TOTAL BERMUDA		1,485,097
Brazil - 1.0%
Arezzo Industria e Comercio SA	24,600	386,191
Iguatemi Empresa de Shopping Centers SA	17,600	376,615
Multiplan Empreendimentos Imobiliarios SA	25,000	632,198
TOTAL BRAZIL		1,395,004
Canada - 1.7%
Agnico-Eagle Mines Ltd. (Canada)	9,500	416,907
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,600	602,284
First Quantum Minerals Ltd.	20,900	379,507
Goldcorp, Inc.	21,506	776,305
Open Text Corp. (a)	6,900	311,751
TOTAL CANADA		2,486,754
Common Stocks - continued
	Shares	Value
Cayman Islands - 1.4%
Baidu.com, Inc. sponsored ADR (a)	5,180	$ 624,294
Sands China Ltd.	467,200	1,382,676
TOTAL CAYMAN ISLANDS		2,006,970
Denmark - 3.2%
Novo Nordisk A/S Series B sponsored ADR	25,300	3,909,862
William Demant Holding A/S (a)	7,200	680,340
TOTAL DENMARK		4,590,202
Finland - 1.6%
Nokian Tyres PLC	40,908	1,635,326
Outotec Oyj	15,700	721,307
TOTAL FINLAND		2,356,633
France - 3.4%
Alstom SA	32,446	1,079,479
Danone SA	33,452	2,036,564
Remy Cointreau SA	6,990	825,648
Safran SA	26,200	889,566
TOTAL FRANCE		4,831,257
Germany - 2.9%
Linde AG	22,041	3,282,785
Siemens AG sponsored ADR (d)	9,700	821,493
TOTAL GERMANY		4,104,278
India - 0.2%
Bharti Airtel Ltd.	62,641	338,291
Ireland - 1.3%
CRH PLC sponsored ADR (d)	55,100	1,007,228
James Hardie Industries NV sponsored ADR	19,100	834,288
TOTAL IRELAND		1,841,516
Israel - 0.2%
Azrieli Group	15,800	337,120
Italy - 0.9%
Fiat Industrial SpA	97,801	962,675
Interpump Group SpA	52,351	362,321
TOTAL ITALY		1,324,996
Japan - 11.2%
Autobacs Seven Co. Ltd.	14,200	698,913
Denso Corp.	61,400	1,956,199
Common Stocks - continued
	Shares	Value
Japan - continued
Fanuc Corp.	15,400	$ 2,377,581
Fast Retailing Co. Ltd.	5,500	1,129,554
Japan Tobacco, Inc.	19,200	603,160
JS Group Corp.	24,300	507,854
Keyence Corp.	7,462	1,858,492
Kobayashi Pharmaceutical Co. Ltd.	11,900	620,525
Mitsui Fudosan Co. Ltd.	42,000	809,228
Nintendo Co. Ltd.	5,900	656,321
Osaka Securities Exchange Co. Ltd.	90	531,660
SHO-BOND Holdings Co. Ltd.	13,300	394,948
SMC Corp.	3,900	655,167
Unicharm Corp.	17,200	947,599
USS Co. Ltd.	14,910	1,604,561
Yamato Kogyo Co. Ltd.	23,700	668,180
TOTAL JAPAN		16,019,942
Mexico - 0.3%
Wal-Mart de Mexico SA de CV Series V	127,700	361,729
Netherlands - 2.1%
ASML Holding NV	44,700	2,570,250
DE Master Blenders 1753 NV (a)	39,459	457,296
TOTAL NETHERLANDS		3,027,546
Portugal - 1.0%
Jeronimo Martins SGPS SA	92,052	1,444,075
South Africa - 0.6%
Clicks Group Ltd.	69,895	461,319
Mr Price Group Ltd.	24,900	370,812
TOTAL SOUTH AFRICA		832,131
Spain - 1.4%
Inditex SA	14,758	1,522,206
Prosegur Compania de Seguridad SA (Reg.)	121,400	558,646
TOTAL SPAIN		2,080,852
Sweden - 3.3%
ASSA ABLOY AB (B Shares)	32,961	1,000,368
Fagerhult AB	12,700	360,421
H&M Hennes & Mauritz AB (B Shares)	52,630	1,947,898
Swedish Match Co. AB	32,500	1,370,126
TOTAL SWEDEN		4,678,813
Common Stocks - continued
	Shares	Value
Switzerland - 9.5%
Nestle SA	123,910	$ 7,621,423
Roche Holding AG (participation certificate)	17,689	3,139,920
Schindler Holding AG:
(participation certificate)	6,319	739,795
(Reg.)	1,530	179,594
Swatch Group AG (Bearer)	4,240	1,688,096
UBS AG (NY Shares)	29,667	314,470
TOTAL SWITZERLAND		13,683,298
Turkey - 1.5%
Anadolu Efes Biracilik ve Malt Sanayii A/S	28,800	391,520
Coca-Cola Icecek A/S	55,142	857,153
Tupras-Turkiye Petrol Rafinerileri A/S	16,687	368,167
Turkiye Garanti Bankasi A/S	155,500	606,457
TOTAL TURKEY		2,223,297
United Kingdom - 18.0%
Anglo American PLC:
ADR	23,700	349,101
(United Kingdom)	11,500	342,575
Babcock International Group PLC	55,400	745,684
BG Group PLC	188,355	3,726,842
BHP Billiton PLC ADR (d)	42,800	2,493,528
GlaxoSmithKline PLC sponsored ADR	83,500	3,841,000
InterContinental Hotel Group PLC ADR	67,955	1,678,489
Johnson Matthey PLC	36,224	1,238,105
Reckitt Benckiser Group PLC	37,545	2,064,393
Rolls-Royce Group PLC	116,337	1,551,303
Rotork PLC	25,600	885,421
SABMiller PLC	50,966	2,203,037
Serco Group PLC	99,242	897,014
Shaftesbury PLC	43,733	373,346
Standard Chartered PLC (United Kingdom)	116,932	2,684,895
Unite Group PLC	100,000	332,384
Victrex PLC	18,500	368,076
TOTAL UNITED KINGDOM		25,775,193
United States of America - 15.8%
Allergan, Inc.	8,100	664,767
Amazon.com, Inc. (a)	3,700	863,210
Autoliv, Inc.	27,000	1,527,390
Berkshire Hathaway, Inc. Class B (a)	20,823	1,766,623
BorgWarner, Inc. (a)	11,646	781,447
Common Stocks - continued
	Shares	Value
United States of America - continued
CME Group, Inc.	11,500	$ 599,265
Cymer, Inc. (a)	12,100	692,241
FMC Technologies, Inc. (a)	13,885	626,491
Freeport-McMoRan Copper & Gold, Inc.	10,000	336,700
Lam Research Corp. (a)	9,455	325,347
Martin Marietta Materials, Inc. (d)	4,300	323,102
MasterCard, Inc. Class A	5,900	2,575,763
Mead Johnson Nutrition Co. Class A	20,900	1,524,864
Mohawk Industries, Inc. (a)	11,300	750,659
National Oilwell Varco, Inc.	9,534	689,308
Philip Morris International, Inc.	35,608	3,255,996
PriceSmart, Inc.	6,200	446,524
ResMed, Inc.	20,600	650,136
Solera Holdings, Inc.	8,389	327,590
SS&C Technologies Holdings, Inc. (a)	13,300	323,190
Union Pacific Corp.	12,800	1,569,408
Visa, Inc. Class A	15,400	1,987,678
TOTAL UNITED STATES OF AMERICA		22,607,699
TOTAL COMMON STOCKS (Cost $132,203,696)		136,927,512
Money Market Funds - 7.4%

Fidelity Cash Central Fund, 0.17% (b)	5,742,014	5,742,014
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	4,833,700	4,833,700
TOTAL MONEY MARKET FUNDS (Cost $10,575,714)		10,575,714
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $142,779,410)		147,503,226
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(3,968,126)
NET ASSETS - 100%		$ 143,535,100
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,767
Fidelity Securities Lending Cash Central Fund	46,957
Total	$ 51,724
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 21,391,720	$ 16,002,493	$ 5,389,227	$ -
Consumer Staples	34,102,905	26,773,508	7,329,397	-
Energy	7,527,597	7,527,597	-	-
Financials	10,777,408	9,436,520	1,340,888	-
Health Care	15,565,597	15,565,597	-	-
Industrials	19,002,145	15,066,595	3,935,550	-
Information Technology	12,252,917	9,738,104	2,514,813	-
Materials	15,968,932	15,300,752	668,180	-
Telecommunication Services	338,291	338,291	-	-
Money Market Funds	10,575,714	10,575,714	-	-
Total Investments in Securities:	$ 147,503,226	$ 126,325,171	$ 21,178,055	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 3,602,387
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $143,032,815. Net unrealized appreciation aggregated $4,470,411, of which $11,953,650 related to appreciated investment securities and $7,483,239 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Growth Fund

July 31, 2012

1.863103.104

IGF-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
Australia - 5.3%
Coca-Cola Amatil Ltd.	99,176	$ 1,451,841
CSL Ltd.	59,714	2,679,572
Newcrest Mining Ltd.	38,920	961,174
Sydney Airport unit	120,531	398,998
Woodside Petroleum Ltd.	31,255	1,108,548
WorleyParsons Ltd.	36,773	1,008,241
TOTAL AUSTRALIA		7,608,374
Austria - 0.9%
Andritz AG	24,500	1,343,102
Bailiwick of Guernsey - 0.3%
Resolution Ltd.	138,065	445,918
Bailiwick of Jersey - 0.9%
Informa PLC	59,979	347,941
Randgold Resources Ltd. sponsored ADR	10,235	915,828
TOTAL BAILIWICK OF JERSEY		1,263,769
Belgium - 4.5%
Anheuser-Busch InBev SA NV	65,191	5,158,113
Umicore SA	28,757	1,275,543
TOTAL BELGIUM		6,433,656
Bermuda - 1.0%
Lazard Ltd. Class A	13,592	364,945
Li & Fung Ltd.	567,000	1,120,152
TOTAL BERMUDA		1,485,097
Brazil - 1.0%
Arezzo Industria e Comercio SA	24,600	386,191
Iguatemi Empresa de Shopping Centers SA	17,600	376,615
Multiplan Empreendimentos Imobiliarios SA	25,000	632,198
TOTAL BRAZIL		1,395,004
Canada - 1.7%
Agnico-Eagle Mines Ltd. (Canada)	9,500	416,907
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,600	602,284
First Quantum Minerals Ltd.	20,900	379,507
Goldcorp, Inc.	21,506	776,305
Open Text Corp. (a)	6,900	311,751
TOTAL CANADA		2,486,754
Common Stocks - continued
	Shares	Value
Cayman Islands - 1.4%
Baidu.com, Inc. sponsored ADR (a)	5,180	$ 624,294
Sands China Ltd.	467,200	1,382,676
TOTAL CAYMAN ISLANDS		2,006,970
Denmark - 3.2%
Novo Nordisk A/S Series B sponsored ADR	25,300	3,909,862
William Demant Holding A/S (a)	7,200	680,340
TOTAL DENMARK		4,590,202
Finland - 1.6%
Nokian Tyres PLC	40,908	1,635,326
Outotec Oyj	15,700	721,307
TOTAL FINLAND		2,356,633
France - 3.4%
Alstom SA	32,446	1,079,479
Danone SA	33,452	2,036,564
Remy Cointreau SA	6,990	825,648
Safran SA	26,200	889,566
TOTAL FRANCE		4,831,257
Germany - 2.9%
Linde AG	22,041	3,282,785
Siemens AG sponsored ADR (d)	9,700	821,493
TOTAL GERMANY		4,104,278
India - 0.2%
Bharti Airtel Ltd.	62,641	338,291
Ireland - 1.3%
CRH PLC sponsored ADR (d)	55,100	1,007,228
James Hardie Industries NV sponsored ADR	19,100	834,288
TOTAL IRELAND		1,841,516
Israel - 0.2%
Azrieli Group	15,800	337,120
Italy - 0.9%
Fiat Industrial SpA	97,801	962,675
Interpump Group SpA	52,351	362,321
TOTAL ITALY		1,324,996
Japan - 11.2%
Autobacs Seven Co. Ltd.	14,200	698,913
Denso Corp.	61,400	1,956,199
Common Stocks - continued
	Shares	Value
Japan - continued
Fanuc Corp.	15,400	$ 2,377,581
Fast Retailing Co. Ltd.	5,500	1,129,554
Japan Tobacco, Inc.	19,200	603,160
JS Group Corp.	24,300	507,854
Keyence Corp.	7,462	1,858,492
Kobayashi Pharmaceutical Co. Ltd.	11,900	620,525
Mitsui Fudosan Co. Ltd.	42,000	809,228
Nintendo Co. Ltd.	5,900	656,321
Osaka Securities Exchange Co. Ltd.	90	531,660
SHO-BOND Holdings Co. Ltd.	13,300	394,948
SMC Corp.	3,900	655,167
Unicharm Corp.	17,200	947,599
USS Co. Ltd.	14,910	1,604,561
Yamato Kogyo Co. Ltd.	23,700	668,180
TOTAL JAPAN		16,019,942
Mexico - 0.3%
Wal-Mart de Mexico SA de CV Series V	127,700	361,729
Netherlands - 2.1%
ASML Holding NV	44,700	2,570,250
DE Master Blenders 1753 NV (a)	39,459	457,296
TOTAL NETHERLANDS		3,027,546
Portugal - 1.0%
Jeronimo Martins SGPS SA	92,052	1,444,075
South Africa - 0.6%
Clicks Group Ltd.	69,895	461,319
Mr Price Group Ltd.	24,900	370,812
TOTAL SOUTH AFRICA		832,131
Spain - 1.4%
Inditex SA	14,758	1,522,206
Prosegur Compania de Seguridad SA (Reg.)	121,400	558,646
TOTAL SPAIN		2,080,852
Sweden - 3.3%
ASSA ABLOY AB (B Shares)	32,961	1,000,368
Fagerhult AB	12,700	360,421
H&M Hennes & Mauritz AB (B Shares)	52,630	1,947,898
Swedish Match Co. AB	32,500	1,370,126
TOTAL SWEDEN		4,678,813
Common Stocks - continued
	Shares	Value
Switzerland - 9.5%
Nestle SA	123,910	$ 7,621,423
Roche Holding AG (participation certificate)	17,689	3,139,920
Schindler Holding AG:
(participation certificate)	6,319	739,795
(Reg.)	1,530	179,594
Swatch Group AG (Bearer)	4,240	1,688,096
UBS AG (NY Shares)	29,667	314,470
TOTAL SWITZERLAND		13,683,298
Turkey - 1.5%
Anadolu Efes Biracilik ve Malt Sanayii A/S	28,800	391,520
Coca-Cola Icecek A/S	55,142	857,153
Tupras-Turkiye Petrol Rafinerileri A/S	16,687	368,167
Turkiye Garanti Bankasi A/S	155,500	606,457
TOTAL TURKEY		2,223,297
United Kingdom - 18.0%
Anglo American PLC:
ADR	23,700	349,101
(United Kingdom)	11,500	342,575
Babcock International Group PLC	55,400	745,684
BG Group PLC	188,355	3,726,842
BHP Billiton PLC ADR (d)	42,800	2,493,528
GlaxoSmithKline PLC sponsored ADR	83,500	3,841,000
InterContinental Hotel Group PLC ADR	67,955	1,678,489
Johnson Matthey PLC	36,224	1,238,105
Reckitt Benckiser Group PLC	37,545	2,064,393
Rolls-Royce Group PLC	116,337	1,551,303
Rotork PLC	25,600	885,421
SABMiller PLC	50,966	2,203,037
Serco Group PLC	99,242	897,014
Shaftesbury PLC	43,733	373,346
Standard Chartered PLC (United Kingdom)	116,932	2,684,895
Unite Group PLC	100,000	332,384
Victrex PLC	18,500	368,076
TOTAL UNITED KINGDOM		25,775,193
United States of America - 15.8%
Allergan, Inc.	8,100	664,767
Amazon.com, Inc. (a)	3,700	863,210
Autoliv, Inc.	27,000	1,527,390
Berkshire Hathaway, Inc. Class B (a)	20,823	1,766,623
BorgWarner, Inc. (a)	11,646	781,447
Common Stocks - continued
	Shares	Value
United States of America - continued
CME Group, Inc.	11,500	$ 599,265
Cymer, Inc. (a)	12,100	692,241
FMC Technologies, Inc. (a)	13,885	626,491
Freeport-McMoRan Copper & Gold, Inc.	10,000	336,700
Lam Research Corp. (a)	9,455	325,347
Martin Marietta Materials, Inc. (d)	4,300	323,102
MasterCard, Inc. Class A	5,900	2,575,763
Mead Johnson Nutrition Co. Class A	20,900	1,524,864
Mohawk Industries, Inc. (a)	11,300	750,659
National Oilwell Varco, Inc.	9,534	689,308
Philip Morris International, Inc.	35,608	3,255,996
PriceSmart, Inc.	6,200	446,524
ResMed, Inc.	20,600	650,136
Solera Holdings, Inc.	8,389	327,590
SS&C Technologies Holdings, Inc. (a)	13,300	323,190
Union Pacific Corp.	12,800	1,569,408
Visa, Inc. Class A	15,400	1,987,678
TOTAL UNITED STATES OF AMERICA		22,607,699
TOTAL COMMON STOCKS (Cost $132,203,696)		136,927,512
Money Market Funds - 7.4%

Fidelity Cash Central Fund, 0.17% (b)	5,742,014	5,742,014
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	4,833,700	4,833,700
TOTAL MONEY MARKET FUNDS (Cost $10,575,714)		10,575,714
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $142,779,410)		147,503,226
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(3,968,126)
NET ASSETS - 100%		$ 143,535,100
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,767
Fidelity Securities Lending Cash Central Fund	46,957
Total	$ 51,724
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 21,391,720	$ 16,002,493	$ 5,389,227	$ -
Consumer Staples	34,102,905	26,773,508	7,329,397	-
Energy	7,527,597	7,527,597	-	-
Financials	10,777,408	9,436,520	1,340,888	-
Health Care	15,565,597	15,565,597	-	-
Industrials	19,002,145	15,066,595	3,935,550	-
Information Technology	12,252,917	9,738,104	2,514,813	-
Materials	15,968,932	15,300,752	668,180	-
Telecommunication Services	338,291	338,291	-	-
Money Market Funds	10,575,714	10,575,714	-	-
Total Investments in Securities:	$ 147,503,226	$ 126,325,171	$ 21,178,055	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 3,602,387
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $143,032,815. Net unrealized appreciation aggregated $4,470,411, of which $11,953,650 related to appreciated investment securities and $7,483,239 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® International
Small Cap Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Small Cap Fund

1.805999.108

AISC-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Australia - 5.9%
Acrux Ltd. (a)	342,006	$ 1,365,774
Alkane Resources Ltd.	823,400	709,555
Ausgold Ltd. (a)	1,195,693	477,490
Austal Ltd.	508,767	860,808
Beach Energy Ltd.	1,346,128	1,556,111
Berkeley Resources Ltd. (a)	739,724	310,950
Calibre Group Ltd. (f)	200,000	342,593
carsales.com Ltd. (d)	420,789	2,790,327
Goodman Group unit	253,653	1,002,280
Iluka Resources Ltd.	80,327	802,793
Imdex Ltd.	379,467	628,081
Karoon Gas Australia Ltd. (a)	494,912	1,929,582
Linc Energy Ltd. (a)	508,182	285,716
Maverick Drilling & Exploration Ltd. (a)(d)	619,060	845,741
Maverick Drilling & Exploration Ltd. (g)	162,650	174,347
McMillan Shakespeare Ltd.	74,357	925,980
Medusa Mining Ltd.	226,578	1,157,219
Mesoblast Ltd. (a)(d)	175,066	1,157,214
Mineral Deposits Ltd. (a)	422,377	2,028,513
Mineral Deposits Ltd. (Canada) (a)	448,000	2,150,764
Monto Minerals Ltd. (a)	273,551	3,162
Navitas Ltd.	286,457	1,168,026
New Standard Energy Ltd. (a)	816,242	484,651
Panaust Ltd. (a)	404,291	1,011,189
Ramsay Health Care Ltd.	45,160	1,125,719
realestate.com.au Ltd.	64,091	922,066
SAI Global Ltd.	378,038	1,775,842
SEEK Ltd.	522,733	3,345,481
Silver Lake Resources Ltd. (a)	211,056	594,421
Sino Gas & Energy Ltd. (a)	8,152,205	599,701
SomnoMed Ltd. (a)	531,849	461,109
Spark Infrastructure Group unit	1,255,671	2,150,923
Starpharma Holdings Ltd. (a)	569,246	876,393
Sydney Airport unit	156,262	517,280
Tiger Resources Ltd. (a)	11,719,900	3,571,768
Tissue Therapies Ltd. (a)	819,448	413,356
TPG Telecom Ltd.	383,476	779,795
Troy Resources NL	260,519	1,092,380
Western Areas NL (d)	141,579	520,749
TOTAL AUSTRALIA		42,915,849
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - 1.3%
Informa PLC	880,535	$ 5,108,023
LXB Retail Properties PLC (a)	2,358,500	4,104,529
TOTAL BAILIWICK OF JERSEY		9,212,552
Belgium - 0.6%
EVS Broadcast Equipment SA	95,700	4,521,572
Bermuda - 2.5%
Aquarius Platinum Ltd. (United Kingdom)	1,416,700	859,150
Asia Satellite Telecommunications Holdings Ltd.	271,000	742,614
Biosensors International Group Ltd. (a)	1,707,000	1,687,247
China Animal Healthcare Ltd.	2,129,000	461,933
China Singyes Solar Tech Holdings Ltd.	981,600	318,985
GZI Transport Ltd.	588,000	283,585
I.T Ltd.	1,552,000	652,446
Imagi International Holdings Ltd. (a)	22,208,000	286,381
Luk Fook Holdings International Ltd.	650,000	1,575,819
Oakley Capital Investments Ltd. (a)	1,564,700	3,146,248
PAX Global Technology Ltd. (a)	1,769,000	367,273
Petra Diamonds Ltd. (a)	2,484,700	4,674,764
REXLot Holdings Ltd.	13,675,000	864,089
Vtech Holdings Ltd.	198,600	2,336,938
TOTAL BERMUDA		18,257,472
British Virgin Islands - 0.0%
Kalahari Energy (a)(g)	1,451,000	15
Canada - 1.3%
AirSea Lines (a)(g)	1,893,338	23
Banro Corp. (a)	1,006,500	3,914,195
Mood Media Corp. (a)	175,300	485,949
Mood Media Corp. (United Kingdom) (a)	1,139,822	3,198,855
Rock Well Petroleum, Inc. (a)(g)	770,400	8
Starfield Resources, Inc. (a)	4,328,075	64,737
Teranga Gold Corp. (a)(d)	1,311,399	2,157,659
TOTAL CANADA		9,821,426
Cayman Islands - 3.1%
21Vianet Group, Inc. ADR (a)	38,000	382,280
3SBio, Inc. sponsored ADR (a)	39,000	432,120
51job, Inc. sponsored ADR (a)	19,200	665,280
AirMedia Group, Inc. ADR (a)	235,300	416,481
Airtac International Group	106,000	538,143
AMVIG Holdings Ltd.	764,000	345,808
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
AutoNavi Holdings Ltd. ADR (a)	34,300	$ 424,291
Baidu.com, Inc. sponsored ADR (a)	6,000	723,120
Bitauto Holdings Ltd. ADR (a)	82,500	320,100
Changshouhua Food Co. Ltd.	872,000	438,547
China Automation Group Ltd.	1,589,000	284,822
China High Precision Automation Group Ltd.	712,000	123,262
China Lodging Group Ltd. ADR (a)	18,600	214,272
China Medical System Holding Ltd.	1,081,000	535,293
China Metal International Holdings, Inc.	2,522,000	448,807
China Metal Recycling (Holdings) Ltd.	436,800	310,362
China Outfitters Holdings Ltd.	1,888,000	365,198
China Tianyi Holdings Ltd. (a)	728,000	110,777
China ZhengTong Auto Services Holdings Ltd. (a)	472,000	225,205
CNinsure, Inc. ADR (a)	31,900	189,805
Convenience Retail Asia Ltd.	700,000	410,719
EVA Precision Industrial Holdings Ltd.	10,790,000	820,934
Fook Woo Group Holdings Ltd. (a)	2,055,000	181,525
Greatview Aseptic Pack Co. Ltd. (a)	1,196,000	578,359
Haitian International Holdings Ltd.	338,000	326,027
Hutchison China Meditech Ltd. (a)	77,117	459,450
Kingdee International Software Group Co. Ltd. (a)	896,400	104,035
KongZhong Corp. sponsored ADR (a)	56,200	434,988
Lee's Pharmaceutical Holdings Ltd.	1,035,000	504,507
Marwyn Value Investors II Ltd. (a)	1,932,400	3,438,725
Ming Fai International Holdings Ltd.	9,133,000	683,088
Minth Group Ltd.	324,000	332,160
NVC Lighting Holdings Ltd.	1,395,000	253,646
Perfect World Co. Ltd. sponsored ADR Class B	34,900	336,087
Royale Furniture Holdings Ltd.	5,312,958	705,681
Shenguan Holdings Group Ltd.	3,154,000	1,769,237
SINA Corp. (a)	4,100	186,181
Sino Prosper State Gold Resources Holdings, Ltd. (a)	7,495,000	304,451
SOHO China Ltd.	304,500	226,568
SouFun Holdings Ltd. ADR (d)	51,000	604,860
Trauson Holdings Co. Ltd.	1,237,000	527,999
VanceInfo Technologies, Inc. ADR (a)	38,100	362,331
VisionChina Media, Inc. ADR (a)(d)	265,600	69,109
VST Holdings Ltd.	1,858,000	289,912
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	42,300	571,896
Yip's Chemical Holdings Ltd.	592,000	384,758
TOTAL CAYMAN ISLANDS		22,361,206
Common Stocks - continued
	Shares	Value
China - 0.1%
NQ Mobile, Inc. ADR (a)(d)	24,200	$ 181,984
Travelsky Technology Ltd. (H Shares)	877,000	427,490
TOTAL CHINA		609,474
Cyprus - 0.6%
Buried Hill Energy (Cyprus) PCL (a)(g)	1,947,000	4,380,750
Denmark - 0.4%
William Demant Holding A/S (a)	31,600	2,985,938
France - 5.1%
Altamir Amboise	547,200	4,194,503
ALTEN	118,100	3,334,870
Audika SA	113,900	1,261,283
Axway Software SA	64,732	1,059,295
Eurofins Scientific SA	65,899	8,578,489
Iliad SA	29,060	4,006,395
Ipsos SA (d)	182,872	5,316,885
LeGuide.com SA (a)	92,500	3,181,045
Sartorius Stedim Biotech	53,200	4,404,620
Sopra Group SA	40,500	1,901,808
TOTAL FRANCE		37,239,193
Germany - 8.2%
Bertrandt AG	66,300	4,715,065
Brenntag AG	41,800	4,588,649
CENTROTEC Sustainable AG	238,110	3,624,046
CTS Eventim AG	199,743	5,873,755
GFK AG	142,601	6,702,430
Lanxess AG	72,685	5,052,887
MTU Aero Engines Holdings AG	69,400	5,224,146
Rational AG	16,020	3,667,233
Rheinmetall AG	56,800	2,845,787
RIB Software AG	391,400	2,335,656
Stroer Out-of-Home Media AG (a)	182,100	1,709,770
Tom Tailor Holding AG	226,000	3,891,595
United Internet AG	206,269	3,655,894
Wirecard AG	297,900	5,901,232
TOTAL GERMANY		59,788,145
Hong Kong - 0.7%
Dah Sing Financial Holdings Ltd.	177,861	569,957
Guotai Junan International Holdings Ltd.	1,331,000	387,902
Magnificent Estates Ltd.	32,558,000	1,217,561
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Singamas Container Holdings Ltd.	2,862,000	$ 597,888
Techtronic Industries Co. Ltd.	1,254,000	1,697,938
Tian An China Investments Co. Ltd.	750,000	386,862
YGM Trading Ltd.	152,000	345,762
TOTAL HONG KONG		5,203,870
Iceland - 0.6%
Ossur hf (a)	3,482,300	4,721,255
India - 1.0%
Ahluwalia Contracts (India) Ltd.	230,314	197,525
Educomp Solutions Ltd.	44,518	128,362
Financial Technologies India Ltd.	23,352	302,891
Geodesic Ltd.	256,340	170,709
IndusInd Bank Ltd.	91,917	571,052
Page Industries Ltd.	90,340	4,794,231
PI Industries Ltd.	46,967	422,204
Thangamayil Jewellery Ltd.	253,192	917,343
TOTAL INDIA		7,504,317
Indonesia - 0.9%
PT Clipan Finance Indonesia Tbk	8,265,400	371,921
PT Clipan Finance Indonesia Tbk warrants 10/7/14 (a)	2,275,700	16,384
PT Mayora Indah Tbk	372,500	883,429
PT Media Nusantara Citra Tbk	10,945,000	2,752,180
PT Mitra Adiperkasa Tbk	588,000	448,237
PT MNC Sky Vision Tbk	1,805,500	324,971
PT Nippon Indosari Corpindo Tbk	1,571,500	806,963
PT Pembangunan Perumahan Persero Tbk	1,735,000	110,217
PT Tiga Pilar Sejahtera Food Tbk	5,685,000	433,372
PT Tower Bersama Infrastructure Tbk (a)	1,675,500	696,276
TOTAL INDONESIA		6,843,950
Ireland - 3.3%
Glanbia PLC	290,300	2,178,829
James Hardie Industries NV CDI	57,158	502,764
Kenmare Resources PLC (a)	11,477,800	6,742,902
Paddy Power PLC (Ireland)	121,084	8,164,200
Petroceltic International PLC (a)	23,461,800	2,959,320
Providence Resources PLC (a)	323,833	3,292,574
TOTAL IRELAND		23,840,589
Common Stocks - continued
	Shares	Value
Isle of Man - 2.2%
Bahamas Petroleum Co. PLC (a)	9,904,073	$ 1,156,844
Exillon Energy PLC (a)	1,100,400	1,673,504
IBS Group Holding Ltd. GDR (Reg. S) (a)	336,400	7,158,100
Playtech Ltd.	1,116,753	6,075,627
TOTAL ISLE OF MAN		16,064,075
Israel - 0.1%
Sarin Technologies Ltd.	957,750	831,220
Italy - 1.2%
Brunello Cucinelli SpA	177,300	2,417,101
Salvatore Ferragamo Italia SpA (d)	306,400	5,960,284
TOTAL ITALY		8,377,385
Japan - 28.7%
Aeon Credit Service Co. Ltd. (d)	361,600	6,892,335
Aeon Mall Co. Ltd.	32,300	772,563
ARNEST ONE Corp.	23,900	326,833
Asahi Co. Ltd.	39,200	645,588
Asahi Holdings, Inc.	55,200	949,972
ASAHI INTECC Co. Ltd. (d)	219,300	5,988,936
Avex Group Holdings, Inc.	103,500	1,567,500
Bridgestone Corp.	15,700	353,628
CAC Corp.	44,800	352,274
Chiyoda Co. Ltd.	76,000	1,825,887
Citizen Holdings Co. Ltd.	1,143,000	6,314,932
CyberAgent, Inc. (d)	2,958	5,810,277
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	6,200	124,758
DeNA Co. Ltd.	34,000	736,659
Exedy Corp.	71,300	1,421,400
Fields Corp.	1	1,629
Fuji Corp.	35,700	524,915
Fuji Spinning Co. Ltd.	670,000	1,617,455
GMO Internet, Inc.	182,400	914,619
GREE, Inc. (d)	227,700	3,604,194
Hajime Construction Co. Ltd.	24,300	709,420
Hitachi Chemical Co. Ltd.	337,000	5,118,884
Hitachi Metals Ltd.	475,000	5,198,918
Hitachi Transport System Ltd.	78,800	1,445,404
Hoshizaki Electric Co. Ltd.	119,500	3,068,322
Iida Home Max Co., Ltd.	52,700	479,328
ITC Networks Corp.	27,300	206,875
Iwatsuka Confectionary Co. Ltd.	11,600	437,108
Common Stocks - continued
	Shares	Value
Japan - continued
JSP Corp.	112,300	$ 1,663,669
K'S Denki Corp. (d)	91,900	2,992,548
Kakaku.com, Inc. (d)	409,100	13,017,580
Kamei Corp.	43,000	400,634
Kanto Denka Kogyo Co. Ltd. (d)	262,000	796,921
Kao Corp.	75,800	2,048,609
KAWAI Musical Instruments Manufacturing Co. Ltd.	561,000	1,302,694
Koshidaka Holdings Co. Ltd.	46,900	1,418,456
Kubota Corp.	831,000	7,856,529
Kurimoto Ltd. (d)	989,000	2,866,563
Lawson, Inc.	4,500	323,219
Makita Corp.	102,000	3,408,341
Maruwa Ceramic Co. Ltd.	11,300	320,830
Megachips Corp.	48,000	870,424
MEGANE TOP CO. LTD.	114,600	1,316,313
Miraca Holdings, Inc.	24,600	1,045,364
Mizuho Financial Group, Inc.	264,800	436,114
Nichias Corp. (d)	417,000	2,084,091
Nikkiso Co. Ltd.	560,000	6,386,608
Nintendo Co. Ltd.	122,700	13,649,255
Nippon Seiki Co. Ltd.	33,000	323,688
Nitta Corp.	149,500	2,291,799
Nitta Gelatin, Inc.	116,400	912,168
NSD Co. Ltd.	46,300	405,895
Olympus Corp. (d)	349,200	6,539,492
Origin Electric Co. Ltd.	332,000	1,080,728
ORIX Corp.	151,740	14,345,103
Osaka Securities Exchange Co. Ltd.	1,411	8,335,240
Pal Co. Ltd.	35,250	1,935,667
Pigeon Corp.	275,200	11,986,157
Rohto Pharmaceutical Co. Ltd.	170,000	2,298,619
Sawada Holdings Co. Ltd. (a)	271,700	1,579,948
Seven Bank Ltd.	337,800	842,805
Shimadzu Corp.	316,000	2,577,865
Shinko Electric Industries Co.Ltd. (d)	202,600	1,408,822
Shinko Kogyo Co. Ltd.	239,200	1,275,455
Shinko Shoji Co. Ltd.	2,800	24,222
Sony Corp.	42,700	519,228
Sosei Group Corp. (a)	787	1,878,656
Stanley Electric Co. Ltd.	248,900	3,658,649
STELLA CHEMIFA Corp. (d)	35,400	631,830
Sugi Holdings Co. Ltd.	10,600	352,522
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Chemical Co. Ltd.	228,000	$ 631,642
Sumitomo Rubber Industries Ltd.	232,100	2,783,602
Sysmex Corp.	3,400	148,094
Taiheiyo Cement Corp.	561,000	1,232,951
Takara Leben Co. Ltd.	494,500	4,517,677
Takashima & Co. Ltd. (d)	110,000	406,949
Takata Corp.	50,200	999,013
Toho Real Estate Co. Ltd.	3,000	15,780
Topcon Corp. (d)	289,900	2,065,053
Toyo Engineering Corp.	821,000	3,510,327
Toyo Kanetsu KK	398,000	886,139
Weathernews, Inc. (d)	18,000	643,208
WebCrew, Inc.	95,800	632,632
West Holdings Corp. (d)	67,400	1,339,969
Yamato Kogyo Co. Ltd.	46,700	1,316,624
Yamaya Corp.	42,100	655,070
TOTAL JAPAN		208,604,663
Korea (South) - 0.5%
Daou Technology, Inc.	99,320	992,611
Genic Co. Ltd.	10,506	414,416
Korea Plant Service & Engineering Co. Ltd.	12,424	548,859
Medy-Tox, Inc.	9,981	538,478
Soulbrain Co. Ltd.	11,656	340,195
TK Corp. (a)	22,088	494,243
TOTAL KOREA (SOUTH)		3,328,802
Luxembourg - 0.9%
AZ Electronic Materials SA	1,512,300	6,693,501
Malaysia - 0.1%
JobStreet Corp. Bhd	1,223,100	822,055
Netherlands - 1.3%
Gemalto NV	100,108	7,672,439
Ichor Coal NV (a)	355,000	1,934,989
TOTAL NETHERLANDS		9,607,428
Norway - 1.9%
Aker Solutions ASA	368,000	5,421,506
Schibsted ASA (B Shares)	201,600	6,187,589
Sevan Drilling ASA (a)	2,251,900	2,391,048
TOTAL NORWAY		14,000,143
Common Stocks - continued
	Shares	Value
Philippines - 0.1%
Alliance Global Group, Inc.	1,426,900	$ 399,238
Singapore - 2.6%
Amtek Engineering Ltd.	2,836,000	1,367,406
CSE Global Ltd.	1,069,000	734,486
Goodpack Ltd.	1,220,000	1,696,078
Mapletree Industrial (REIT)	1,424,000	1,487,625
OSIM International Ltd.	1,036,000	1,015,686
Pertama Holdings Ltd. (e)	23,060,000	9,487,882
Petra Foods Ltd.	370,000	713,597
Raffles Medical Group Ltd.	390,205	777,651
Venture Corp. Ltd.	212,000	1,270,910
TOTAL SINGAPORE		18,551,321
South Africa - 0.3%
Blue Label Telecoms Ltd.	3,189,500	2,150,601
Sweden - 1.2%
Avanza Bank Holding AB	167,600	3,216,134
Elekta AB (B Shares)	112,400	5,227,753
TOTAL SWEDEN		8,443,887
Switzerland - 1.1%
Sika AG (Bearer)	1,660	3,103,042
VZ Holding AG	53,520	4,714,453
TOTAL SWITZERLAND		7,817,495
Taiwan - 0.2%
Lung Yen Life Service Co. Ltd.	121,000	386,359
Pacific Hospital Supply Co. Ltd.	114,400	301,857
Tong Hsing Electronics Industries Ltd.	216,721	621,064
Topoint Technology Co. Ltd.	571,927	300,863
TOTAL TAIWAN		1,610,143
Thailand - 0.4%
Toyo-Thai Corp. PCL	5,276,700	2,582,179
United Kingdom - 19.2%
Aberdeen Asset Management PLC	1,220,000	4,940,703
Amerisur Resources PLC (a)	7,990,224	4,697,802
Ashmore Group PLC	924,800	4,693,481
ASOS PLC (a)(d)	193,976	5,510,750
Aurelian Oil & Gas PLC (a)	1,434,400	202,403
Avanti Communications Group PLC (a)(d)	680,000	4,019,340
Aveva Group PLC	191,700	5,367,945
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Bond International Software PLC	843,266	$ 720,552
Brammer PLC	1,306,300	4,608,186
Cadogan Petroleum PLC (a)	1,457,377	405,578
Central Asia Metals PLC (a)	1,377,500	2,138,116
Craneware PLC (d)	815,800	3,581,346
Faroe Petroleum PLC (a)	480,947	1,108,458
IG Group Holdings PLC	741,702	5,217,831
International Personal Finance PLC	1,338,500	5,875,988
John Wood Group PLC	395,600	4,831,681
Johnson Matthey PLC	176,100	6,018,945
Keronite PLC (a)(g)	13,620,267	214
London Mining PLC (a)(d)	1,504,645	3,980,910
Michael Page International PLC	914,900	5,271,515
Moneysupermarket.com Group PLC	2,797,800	6,228,874
Monitise PLC (a)	4,517,900	1,894,807
Mothercare PLC (d)	404,827	1,259,895
NCC Group Ltd.	225,015	2,952,850
Ocado Group PLC (a)(d)	1,088,800	1,263,236
Ophir Energy PLC	635,300	5,797,041
Optos PLC (a)	478,181	1,267,020
Pureprofile Media PLC (a)(g)	1,108,572	695,230
Regenersis PLC (a)	1,200,500	1,689,278
Robert Walters PLC	884,400	2,599,887
Rockhopper Exploration PLC (a)	1,087,100	2,961,412
SDL PLC	462,462	4,915,982
Serco Group PLC	350,129	3,164,695
Silverdell PLC (a)	12,644,400	2,403,723
Sinclair Pharma PLC (a)	4,273,015	1,825,599
Sphere Medical Holding PLC	817,054	1,076,055
Sthree PLC	1,063,309	4,801,274
Synergy Health PLC	293,653	4,152,843
Ted Baker PLC	476,775	6,611,741
TMO Renewables Ltd. (a)(g)	1,000,000	548,748
Travis Perkins PLC	322,600	5,103,405
Wolfson Microelectronics PLC (a)	968,500	3,063,499
Zenergy Power PLC (a)	855,520	43,593
TOTAL UNITED KINGDOM		139,512,431
United States of America - 0.8%
CTC Media, Inc.	4,300	31,906
GI Dynamics, Inc. CDI	690,238	689,103
KIT Digital, Inc. (a)(d)	428,400	1,370,880
Common Stocks - continued
	Shares	Value
United States of America - continued
Mudalla Technology, Inc. (Reg. S) (a)	996,527	$ 16
Phorm, Inc. (a)	1,308,800	2,616,303
YOU On Demand Holdings, Inc. (a)	86,974	387,034
Zhongpin, Inc. (a)	40,200	414,060
TOTAL UNITED STATES OF AMERICA		5,509,302
TOTAL COMMON STOCKS (Cost $745,063,836)		715,113,442
Money Market Funds - 9.1%

Fidelity Cash Central Fund, 0.17% (b)	11,711,121	11,711,121
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	54,072,129	54,072,129
TOTAL MONEY MARKET FUNDS (Cost $65,783,250)		65,783,250
TOTAL INVESTMENT PORTFOLIO - 107.5% (Cost $810,847,086)		780,896,692
NET OTHER ASSETS (LIABILITIES) - (7.5)%		(54,487,441)
NET ASSETS - 100%		$ 726,409,251
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,799,335 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 1,199,182
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,141,700
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 1,548,992
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173,341
Rock Well Petroleum, Inc.	4/13/06	$ 1,004,171
TMO Renewables Ltd.	10/27/05	$ 535,065
Maverick Drilling & Exploration Ltd.	7/19/12	$ 172,987
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,485
Fidelity Securities Lending Cash Central Fund	698,322
Total	$ 716,807
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Pertama Holdings Ltd.	$ 11,809,703	$ -	$ -	$ 146,001	$ 9,487,882
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 136,483,055	$ 93,600,798	$ 33,394,359	$ 9,487,898
Consumer Staples	25,313,365	9,257,034	15,802,685	253,646
Energy	50,287,871	44,846,612	1,060,486	4,380,773
Financials	86,969,844	48,181,899	38,787,945	-
Health Care	76,803,817	51,969,300	24,285,769	548,748
Industrials	103,832,786	77,259,965	26,391,059	181,762
Information Technology	137,902,075	88,900,724	48,182,859	818,492
Materials	85,125,286	63,337,793	21,787,493	-
Telecommunication Services	10,244,420	10,244,420	-	-
Utilities	2,150,923	2,150,923	-	-
Money Market Funds	65,783,250	65,783,250	-	-
Total Investments in Securities:	$ 780,896,692	$ 555,532,718	$ 209,692,655	$ 15,671,319

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 98,915,576
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 16
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(2,321,814)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	11,809,696
Transfers out of Level 3	-
Ending Balance	$ 9,487,898
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2012	$ (2,321,814)
Other Investments in Securities
Beginning Balance	$ 8,345,313
Total Realized Gain (Loss)	(6,001,770)
Total Unrealized Gain (Loss)	4,936,594
Cost of Purchases	420,418
Proceeds of Sales	(1,905,435)
Amortization/Accretion	-
Transfers in to Level 3	388,301
Transfers out of Level 3	-
Ending Balance	$ 6,183,421
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2012	$ (1,020,176)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in to Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $827,095,919. Net unrealized depreciation aggregated $46,199,227, of which $102,007,105 related to appreciated investment securities and $148,206,332 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Small Cap Fund

July 31, 2012

1.804839.108

ISC-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Australia - 5.9%
Acrux Ltd. (a)	342,006	$ 1,365,774
Alkane Resources Ltd.	823,400	709,555
Ausgold Ltd. (a)	1,195,693	477,490
Austal Ltd.	508,767	860,808
Beach Energy Ltd.	1,346,128	1,556,111
Berkeley Resources Ltd. (a)	739,724	310,950
Calibre Group Ltd. (f)	200,000	342,593
carsales.com Ltd. (d)	420,789	2,790,327
Goodman Group unit	253,653	1,002,280
Iluka Resources Ltd.	80,327	802,793
Imdex Ltd.	379,467	628,081
Karoon Gas Australia Ltd. (a)	494,912	1,929,582
Linc Energy Ltd. (a)	508,182	285,716
Maverick Drilling & Exploration Ltd. (a)(d)	619,060	845,741
Maverick Drilling & Exploration Ltd. (g)	162,650	174,347
McMillan Shakespeare Ltd.	74,357	925,980
Medusa Mining Ltd.	226,578	1,157,219
Mesoblast Ltd. (a)(d)	175,066	1,157,214
Mineral Deposits Ltd. (a)	422,377	2,028,513
Mineral Deposits Ltd. (Canada) (a)	448,000	2,150,764
Monto Minerals Ltd. (a)	273,551	3,162
Navitas Ltd.	286,457	1,168,026
New Standard Energy Ltd. (a)	816,242	484,651
Panaust Ltd. (a)	404,291	1,011,189
Ramsay Health Care Ltd.	45,160	1,125,719
realestate.com.au Ltd.	64,091	922,066
SAI Global Ltd.	378,038	1,775,842
SEEK Ltd.	522,733	3,345,481
Silver Lake Resources Ltd. (a)	211,056	594,421
Sino Gas & Energy Ltd. (a)	8,152,205	599,701
SomnoMed Ltd. (a)	531,849	461,109
Spark Infrastructure Group unit	1,255,671	2,150,923
Starpharma Holdings Ltd. (a)	569,246	876,393
Sydney Airport unit	156,262	517,280
Tiger Resources Ltd. (a)	11,719,900	3,571,768
Tissue Therapies Ltd. (a)	819,448	413,356
TPG Telecom Ltd.	383,476	779,795
Troy Resources NL	260,519	1,092,380
Western Areas NL (d)	141,579	520,749
TOTAL AUSTRALIA		42,915,849
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - 1.3%
Informa PLC	880,535	$ 5,108,023
LXB Retail Properties PLC (a)	2,358,500	4,104,529
TOTAL BAILIWICK OF JERSEY		9,212,552
Belgium - 0.6%
EVS Broadcast Equipment SA	95,700	4,521,572
Bermuda - 2.5%
Aquarius Platinum Ltd. (United Kingdom)	1,416,700	859,150
Asia Satellite Telecommunications Holdings Ltd.	271,000	742,614
Biosensors International Group Ltd. (a)	1,707,000	1,687,247
China Animal Healthcare Ltd.	2,129,000	461,933
China Singyes Solar Tech Holdings Ltd.	981,600	318,985
GZI Transport Ltd.	588,000	283,585
I.T Ltd.	1,552,000	652,446
Imagi International Holdings Ltd. (a)	22,208,000	286,381
Luk Fook Holdings International Ltd.	650,000	1,575,819
Oakley Capital Investments Ltd. (a)	1,564,700	3,146,248
PAX Global Technology Ltd. (a)	1,769,000	367,273
Petra Diamonds Ltd. (a)	2,484,700	4,674,764
REXLot Holdings Ltd.	13,675,000	864,089
Vtech Holdings Ltd.	198,600	2,336,938
TOTAL BERMUDA		18,257,472
British Virgin Islands - 0.0%
Kalahari Energy (a)(g)	1,451,000	15
Canada - 1.3%
AirSea Lines (a)(g)	1,893,338	23
Banro Corp. (a)	1,006,500	3,914,195
Mood Media Corp. (a)	175,300	485,949
Mood Media Corp. (United Kingdom) (a)	1,139,822	3,198,855
Rock Well Petroleum, Inc. (a)(g)	770,400	8
Starfield Resources, Inc. (a)	4,328,075	64,737
Teranga Gold Corp. (a)(d)	1,311,399	2,157,659
TOTAL CANADA		9,821,426
Cayman Islands - 3.1%
21Vianet Group, Inc. ADR (a)	38,000	382,280
3SBio, Inc. sponsored ADR (a)	39,000	432,120
51job, Inc. sponsored ADR (a)	19,200	665,280
AirMedia Group, Inc. ADR (a)	235,300	416,481
Airtac International Group	106,000	538,143
AMVIG Holdings Ltd.	764,000	345,808
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
AutoNavi Holdings Ltd. ADR (a)	34,300	$ 424,291
Baidu.com, Inc. sponsored ADR (a)	6,000	723,120
Bitauto Holdings Ltd. ADR (a)	82,500	320,100
Changshouhua Food Co. Ltd.	872,000	438,547
China Automation Group Ltd.	1,589,000	284,822
China High Precision Automation Group Ltd.	712,000	123,262
China Lodging Group Ltd. ADR (a)	18,600	214,272
China Medical System Holding Ltd.	1,081,000	535,293
China Metal International Holdings, Inc.	2,522,000	448,807
China Metal Recycling (Holdings) Ltd.	436,800	310,362
China Outfitters Holdings Ltd.	1,888,000	365,198
China Tianyi Holdings Ltd. (a)	728,000	110,777
China ZhengTong Auto Services Holdings Ltd. (a)	472,000	225,205
CNinsure, Inc. ADR (a)	31,900	189,805
Convenience Retail Asia Ltd.	700,000	410,719
EVA Precision Industrial Holdings Ltd.	10,790,000	820,934
Fook Woo Group Holdings Ltd. (a)	2,055,000	181,525
Greatview Aseptic Pack Co. Ltd. (a)	1,196,000	578,359
Haitian International Holdings Ltd.	338,000	326,027
Hutchison China Meditech Ltd. (a)	77,117	459,450
Kingdee International Software Group Co. Ltd. (a)	896,400	104,035
KongZhong Corp. sponsored ADR (a)	56,200	434,988
Lee's Pharmaceutical Holdings Ltd.	1,035,000	504,507
Marwyn Value Investors II Ltd. (a)	1,932,400	3,438,725
Ming Fai International Holdings Ltd.	9,133,000	683,088
Minth Group Ltd.	324,000	332,160
NVC Lighting Holdings Ltd.	1,395,000	253,646
Perfect World Co. Ltd. sponsored ADR Class B	34,900	336,087
Royale Furniture Holdings Ltd.	5,312,958	705,681
Shenguan Holdings Group Ltd.	3,154,000	1,769,237
SINA Corp. (a)	4,100	186,181
Sino Prosper State Gold Resources Holdings, Ltd. (a)	7,495,000	304,451
SOHO China Ltd.	304,500	226,568
SouFun Holdings Ltd. ADR (d)	51,000	604,860
Trauson Holdings Co. Ltd.	1,237,000	527,999
VanceInfo Technologies, Inc. ADR (a)	38,100	362,331
VisionChina Media, Inc. ADR (a)(d)	265,600	69,109
VST Holdings Ltd.	1,858,000	289,912
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	42,300	571,896
Yip's Chemical Holdings Ltd.	592,000	384,758
TOTAL CAYMAN ISLANDS		22,361,206
Common Stocks - continued
	Shares	Value
China - 0.1%
NQ Mobile, Inc. ADR (a)(d)	24,200	$ 181,984
Travelsky Technology Ltd. (H Shares)	877,000	427,490
TOTAL CHINA		609,474
Cyprus - 0.6%
Buried Hill Energy (Cyprus) PCL (a)(g)	1,947,000	4,380,750
Denmark - 0.4%
William Demant Holding A/S (a)	31,600	2,985,938
France - 5.1%
Altamir Amboise	547,200	4,194,503
ALTEN	118,100	3,334,870
Audika SA	113,900	1,261,283
Axway Software SA	64,732	1,059,295
Eurofins Scientific SA	65,899	8,578,489
Iliad SA	29,060	4,006,395
Ipsos SA (d)	182,872	5,316,885
LeGuide.com SA (a)	92,500	3,181,045
Sartorius Stedim Biotech	53,200	4,404,620
Sopra Group SA	40,500	1,901,808
TOTAL FRANCE		37,239,193
Germany - 8.2%
Bertrandt AG	66,300	4,715,065
Brenntag AG	41,800	4,588,649
CENTROTEC Sustainable AG	238,110	3,624,046
CTS Eventim AG	199,743	5,873,755
GFK AG	142,601	6,702,430
Lanxess AG	72,685	5,052,887
MTU Aero Engines Holdings AG	69,400	5,224,146
Rational AG	16,020	3,667,233
Rheinmetall AG	56,800	2,845,787
RIB Software AG	391,400	2,335,656
Stroer Out-of-Home Media AG (a)	182,100	1,709,770
Tom Tailor Holding AG	226,000	3,891,595
United Internet AG	206,269	3,655,894
Wirecard AG	297,900	5,901,232
TOTAL GERMANY		59,788,145
Hong Kong - 0.7%
Dah Sing Financial Holdings Ltd.	177,861	569,957
Guotai Junan International Holdings Ltd.	1,331,000	387,902
Magnificent Estates Ltd.	32,558,000	1,217,561
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Singamas Container Holdings Ltd.	2,862,000	$ 597,888
Techtronic Industries Co. Ltd.	1,254,000	1,697,938
Tian An China Investments Co. Ltd.	750,000	386,862
YGM Trading Ltd.	152,000	345,762
TOTAL HONG KONG		5,203,870
Iceland - 0.6%
Ossur hf (a)	3,482,300	4,721,255
India - 1.0%
Ahluwalia Contracts (India) Ltd.	230,314	197,525
Educomp Solutions Ltd.	44,518	128,362
Financial Technologies India Ltd.	23,352	302,891
Geodesic Ltd.	256,340	170,709
IndusInd Bank Ltd.	91,917	571,052
Page Industries Ltd.	90,340	4,794,231
PI Industries Ltd.	46,967	422,204
Thangamayil Jewellery Ltd.	253,192	917,343
TOTAL INDIA		7,504,317
Indonesia - 0.9%
PT Clipan Finance Indonesia Tbk	8,265,400	371,921
PT Clipan Finance Indonesia Tbk warrants 10/7/14 (a)	2,275,700	16,384
PT Mayora Indah Tbk	372,500	883,429
PT Media Nusantara Citra Tbk	10,945,000	2,752,180
PT Mitra Adiperkasa Tbk	588,000	448,237
PT MNC Sky Vision Tbk	1,805,500	324,971
PT Nippon Indosari Corpindo Tbk	1,571,500	806,963
PT Pembangunan Perumahan Persero Tbk	1,735,000	110,217
PT Tiga Pilar Sejahtera Food Tbk	5,685,000	433,372
PT Tower Bersama Infrastructure Tbk (a)	1,675,500	696,276
TOTAL INDONESIA		6,843,950
Ireland - 3.3%
Glanbia PLC	290,300	2,178,829
James Hardie Industries NV CDI	57,158	502,764
Kenmare Resources PLC (a)	11,477,800	6,742,902
Paddy Power PLC (Ireland)	121,084	8,164,200
Petroceltic International PLC (a)	23,461,800	2,959,320
Providence Resources PLC (a)	323,833	3,292,574
TOTAL IRELAND		23,840,589
Common Stocks - continued
	Shares	Value
Isle of Man - 2.2%
Bahamas Petroleum Co. PLC (a)	9,904,073	$ 1,156,844
Exillon Energy PLC (a)	1,100,400	1,673,504
IBS Group Holding Ltd. GDR (Reg. S) (a)	336,400	7,158,100
Playtech Ltd.	1,116,753	6,075,627
TOTAL ISLE OF MAN		16,064,075
Israel - 0.1%
Sarin Technologies Ltd.	957,750	831,220
Italy - 1.2%
Brunello Cucinelli SpA	177,300	2,417,101
Salvatore Ferragamo Italia SpA (d)	306,400	5,960,284
TOTAL ITALY		8,377,385
Japan - 28.7%
Aeon Credit Service Co. Ltd. (d)	361,600	6,892,335
Aeon Mall Co. Ltd.	32,300	772,563
ARNEST ONE Corp.	23,900	326,833
Asahi Co. Ltd.	39,200	645,588
Asahi Holdings, Inc.	55,200	949,972
ASAHI INTECC Co. Ltd. (d)	219,300	5,988,936
Avex Group Holdings, Inc.	103,500	1,567,500
Bridgestone Corp.	15,700	353,628
CAC Corp.	44,800	352,274
Chiyoda Co. Ltd.	76,000	1,825,887
Citizen Holdings Co. Ltd.	1,143,000	6,314,932
CyberAgent, Inc. (d)	2,958	5,810,277
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	6,200	124,758
DeNA Co. Ltd.	34,000	736,659
Exedy Corp.	71,300	1,421,400
Fields Corp.	1	1,629
Fuji Corp.	35,700	524,915
Fuji Spinning Co. Ltd.	670,000	1,617,455
GMO Internet, Inc.	182,400	914,619
GREE, Inc. (d)	227,700	3,604,194
Hajime Construction Co. Ltd.	24,300	709,420
Hitachi Chemical Co. Ltd.	337,000	5,118,884
Hitachi Metals Ltd.	475,000	5,198,918
Hitachi Transport System Ltd.	78,800	1,445,404
Hoshizaki Electric Co. Ltd.	119,500	3,068,322
Iida Home Max Co., Ltd.	52,700	479,328
ITC Networks Corp.	27,300	206,875
Iwatsuka Confectionary Co. Ltd.	11,600	437,108
Common Stocks - continued
	Shares	Value
Japan - continued
JSP Corp.	112,300	$ 1,663,669
K'S Denki Corp. (d)	91,900	2,992,548
Kakaku.com, Inc. (d)	409,100	13,017,580
Kamei Corp.	43,000	400,634
Kanto Denka Kogyo Co. Ltd. (d)	262,000	796,921
Kao Corp.	75,800	2,048,609
KAWAI Musical Instruments Manufacturing Co. Ltd.	561,000	1,302,694
Koshidaka Holdings Co. Ltd.	46,900	1,418,456
Kubota Corp.	831,000	7,856,529
Kurimoto Ltd. (d)	989,000	2,866,563
Lawson, Inc.	4,500	323,219
Makita Corp.	102,000	3,408,341
Maruwa Ceramic Co. Ltd.	11,300	320,830
Megachips Corp.	48,000	870,424
MEGANE TOP CO. LTD.	114,600	1,316,313
Miraca Holdings, Inc.	24,600	1,045,364
Mizuho Financial Group, Inc.	264,800	436,114
Nichias Corp. (d)	417,000	2,084,091
Nikkiso Co. Ltd.	560,000	6,386,608
Nintendo Co. Ltd.	122,700	13,649,255
Nippon Seiki Co. Ltd.	33,000	323,688
Nitta Corp.	149,500	2,291,799
Nitta Gelatin, Inc.	116,400	912,168
NSD Co. Ltd.	46,300	405,895
Olympus Corp. (d)	349,200	6,539,492
Origin Electric Co. Ltd.	332,000	1,080,728
ORIX Corp.	151,740	14,345,103
Osaka Securities Exchange Co. Ltd.	1,411	8,335,240
Pal Co. Ltd.	35,250	1,935,667
Pigeon Corp.	275,200	11,986,157
Rohto Pharmaceutical Co. Ltd.	170,000	2,298,619
Sawada Holdings Co. Ltd. (a)	271,700	1,579,948
Seven Bank Ltd.	337,800	842,805
Shimadzu Corp.	316,000	2,577,865
Shinko Electric Industries Co.Ltd. (d)	202,600	1,408,822
Shinko Kogyo Co. Ltd.	239,200	1,275,455
Shinko Shoji Co. Ltd.	2,800	24,222
Sony Corp.	42,700	519,228
Sosei Group Corp. (a)	787	1,878,656
Stanley Electric Co. Ltd.	248,900	3,658,649
STELLA CHEMIFA Corp. (d)	35,400	631,830
Sugi Holdings Co. Ltd.	10,600	352,522
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Chemical Co. Ltd.	228,000	$ 631,642
Sumitomo Rubber Industries Ltd.	232,100	2,783,602
Sysmex Corp.	3,400	148,094
Taiheiyo Cement Corp.	561,000	1,232,951
Takara Leben Co. Ltd.	494,500	4,517,677
Takashima & Co. Ltd. (d)	110,000	406,949
Takata Corp.	50,200	999,013
Toho Real Estate Co. Ltd.	3,000	15,780
Topcon Corp. (d)	289,900	2,065,053
Toyo Engineering Corp.	821,000	3,510,327
Toyo Kanetsu KK	398,000	886,139
Weathernews, Inc. (d)	18,000	643,208
WebCrew, Inc.	95,800	632,632
West Holdings Corp. (d)	67,400	1,339,969
Yamato Kogyo Co. Ltd.	46,700	1,316,624
Yamaya Corp.	42,100	655,070
TOTAL JAPAN		208,604,663
Korea (South) - 0.5%
Daou Technology, Inc.	99,320	992,611
Genic Co. Ltd.	10,506	414,416
Korea Plant Service & Engineering Co. Ltd.	12,424	548,859
Medy-Tox, Inc.	9,981	538,478
Soulbrain Co. Ltd.	11,656	340,195
TK Corp. (a)	22,088	494,243
TOTAL KOREA (SOUTH)		3,328,802
Luxembourg - 0.9%
AZ Electronic Materials SA	1,512,300	6,693,501
Malaysia - 0.1%
JobStreet Corp. Bhd	1,223,100	822,055
Netherlands - 1.3%
Gemalto NV	100,108	7,672,439
Ichor Coal NV (a)	355,000	1,934,989
TOTAL NETHERLANDS		9,607,428
Norway - 1.9%
Aker Solutions ASA	368,000	5,421,506
Schibsted ASA (B Shares)	201,600	6,187,589
Sevan Drilling ASA (a)	2,251,900	2,391,048
TOTAL NORWAY		14,000,143
Common Stocks - continued
	Shares	Value
Philippines - 0.1%
Alliance Global Group, Inc.	1,426,900	$ 399,238
Singapore - 2.6%
Amtek Engineering Ltd.	2,836,000	1,367,406
CSE Global Ltd.	1,069,000	734,486
Goodpack Ltd.	1,220,000	1,696,078
Mapletree Industrial (REIT)	1,424,000	1,487,625
OSIM International Ltd.	1,036,000	1,015,686
Pertama Holdings Ltd. (e)	23,060,000	9,487,882
Petra Foods Ltd.	370,000	713,597
Raffles Medical Group Ltd.	390,205	777,651
Venture Corp. Ltd.	212,000	1,270,910
TOTAL SINGAPORE		18,551,321
South Africa - 0.3%
Blue Label Telecoms Ltd.	3,189,500	2,150,601
Sweden - 1.2%
Avanza Bank Holding AB	167,600	3,216,134
Elekta AB (B Shares)	112,400	5,227,753
TOTAL SWEDEN		8,443,887
Switzerland - 1.1%
Sika AG (Bearer)	1,660	3,103,042
VZ Holding AG	53,520	4,714,453
TOTAL SWITZERLAND		7,817,495
Taiwan - 0.2%
Lung Yen Life Service Co. Ltd.	121,000	386,359
Pacific Hospital Supply Co. Ltd.	114,400	301,857
Tong Hsing Electronics Industries Ltd.	216,721	621,064
Topoint Technology Co. Ltd.	571,927	300,863
TOTAL TAIWAN		1,610,143
Thailand - 0.4%
Toyo-Thai Corp. PCL	5,276,700	2,582,179
United Kingdom - 19.2%
Aberdeen Asset Management PLC	1,220,000	4,940,703
Amerisur Resources PLC (a)	7,990,224	4,697,802
Ashmore Group PLC	924,800	4,693,481
ASOS PLC (a)(d)	193,976	5,510,750
Aurelian Oil & Gas PLC (a)	1,434,400	202,403
Avanti Communications Group PLC (a)(d)	680,000	4,019,340
Aveva Group PLC	191,700	5,367,945
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Bond International Software PLC	843,266	$ 720,552
Brammer PLC	1,306,300	4,608,186
Cadogan Petroleum PLC (a)	1,457,377	405,578
Central Asia Metals PLC (a)	1,377,500	2,138,116
Craneware PLC (d)	815,800	3,581,346
Faroe Petroleum PLC (a)	480,947	1,108,458
IG Group Holdings PLC	741,702	5,217,831
International Personal Finance PLC	1,338,500	5,875,988
John Wood Group PLC	395,600	4,831,681
Johnson Matthey PLC	176,100	6,018,945
Keronite PLC (a)(g)	13,620,267	214
London Mining PLC (a)(d)	1,504,645	3,980,910
Michael Page International PLC	914,900	5,271,515
Moneysupermarket.com Group PLC	2,797,800	6,228,874
Monitise PLC (a)	4,517,900	1,894,807
Mothercare PLC (d)	404,827	1,259,895
NCC Group Ltd.	225,015	2,952,850
Ocado Group PLC (a)(d)	1,088,800	1,263,236
Ophir Energy PLC	635,300	5,797,041
Optos PLC (a)	478,181	1,267,020
Pureprofile Media PLC (a)(g)	1,108,572	695,230
Regenersis PLC (a)	1,200,500	1,689,278
Robert Walters PLC	884,400	2,599,887
Rockhopper Exploration PLC (a)	1,087,100	2,961,412
SDL PLC	462,462	4,915,982
Serco Group PLC	350,129	3,164,695
Silverdell PLC (a)	12,644,400	2,403,723
Sinclair Pharma PLC (a)	4,273,015	1,825,599
Sphere Medical Holding PLC	817,054	1,076,055
Sthree PLC	1,063,309	4,801,274
Synergy Health PLC	293,653	4,152,843
Ted Baker PLC	476,775	6,611,741
TMO Renewables Ltd. (a)(g)	1,000,000	548,748
Travis Perkins PLC	322,600	5,103,405
Wolfson Microelectronics PLC (a)	968,500	3,063,499
Zenergy Power PLC (a)	855,520	43,593
TOTAL UNITED KINGDOM		139,512,431
United States of America - 0.8%
CTC Media, Inc.	4,300	31,906
GI Dynamics, Inc. CDI	690,238	689,103
KIT Digital, Inc. (a)(d)	428,400	1,370,880
Common Stocks - continued
	Shares	Value
United States of America - continued
Mudalla Technology, Inc. (Reg. S) (a)	996,527	$ 16
Phorm, Inc. (a)	1,308,800	2,616,303
YOU On Demand Holdings, Inc. (a)	86,974	387,034
Zhongpin, Inc. (a)	40,200	414,060
TOTAL UNITED STATES OF AMERICA		5,509,302
TOTAL COMMON STOCKS (Cost $745,063,836)		715,113,442
Money Market Funds - 9.1%

Fidelity Cash Central Fund, 0.17% (b)	11,711,121	11,711,121
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	54,072,129	54,072,129
TOTAL MONEY MARKET FUNDS (Cost $65,783,250)		65,783,250
TOTAL INVESTMENT PORTFOLIO - 107.5% (Cost $810,847,086)		780,896,692
NET OTHER ASSETS (LIABILITIES) - (7.5)%		(54,487,441)
NET ASSETS - 100%		$ 726,409,251
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,799,335 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 1,199,182
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,141,700
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 1,548,992
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173,341
Rock Well Petroleum, Inc.	4/13/06	$ 1,004,171
TMO Renewables Ltd.	10/27/05	$ 535,065
Maverick Drilling & Exploration Ltd.	7/19/12	$ 172,987
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,485
Fidelity Securities Lending Cash Central Fund	698,322
Total	$ 716,807
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Pertama Holdings Ltd.	$ 11,809,703	$ -	$ -	$ 146,001	$ 9,487,882
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 136,483,055	$ 93,600,798	$ 33,394,359	$ 9,487,898
Consumer Staples	25,313,365	9,257,034	15,802,685	253,646
Energy	50,287,871	44,846,612	1,060,486	4,380,773
Financials	86,969,844	48,181,899	38,787,945	-
Health Care	76,803,817	51,969,300	24,285,769	548,748
Industrials	103,832,786	77,259,965	26,391,059	181,762
Information Technology	137,902,075	88,900,724	48,182,859	818,492
Materials	85,125,286	63,337,793	21,787,493	-
Telecommunication Services	10,244,420	10,244,420	-	-
Utilities	2,150,923	2,150,923	-	-
Money Market Funds	65,783,250	65,783,250	-	-
Total Investments in Securities:	$ 780,896,692	$ 555,532,718	$ 209,692,655	$ 15,671,319

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 98,915,576
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 16
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(2,321,814)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	11,809,696
Transfers out of Level 3	-
Ending Balance	$ 9,487,898
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2012	$ (2,321,814)
Other Investments in Securities
Beginning Balance	$ 8,345,313
Total Realized Gain (Loss)	(6,001,770)
Total Unrealized Gain (Loss)	4,936,594
Cost of Purchases	420,418
Proceeds of Sales	(1,905,435)
Amortization/Accretion	-
Transfers in to Level 3	388,301
Transfers out of Level 3	-
Ending Balance	$ 6,183,421
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2012	$ (1,020,176)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in to Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $827,095,919. Net unrealized depreciation aggregated $46,199,227, of which $102,007,105 related to appreciated investment securities and $148,206,332 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Small Cap Opportunities Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® International
Small Cap Opportunities Fund

1.834740.106

AILS-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
Australia - 1.0%
Ramsay Health Care Ltd.	64,665	$ 1,611,927
Sydney Airport unit	637,981	2,111,931
TOTAL AUSTRALIA		3,723,858
Austria - 2.0%
Andritz AG	101,600	5,569,760
Zumtobel AG	144,981	1,559,974
TOTAL AUSTRIA		7,129,734
Bailiwick of Guernsey - 0.5%
Resolution Ltd.	596,973	1,928,086
Bailiwick of Jersey - 1.4%
Informa PLC	563,767	3,270,438
Randgold Resources Ltd. sponsored ADR	18,300	1,637,484
TOTAL BAILIWICK OF JERSEY		4,907,922
Belgium - 1.5%
Gimv NV	46,795	2,046,847
Umicore SA	70,474	3,125,939
TOTAL BELGIUM		5,172,786
Bermuda - 0.9%
GP Investments Ltd. (depositary receipt) (a)	263,900	526,718
Lazard Ltd. Class A	35,899	963,888
Trinity Ltd.	2,454,000	1,604,418
TOTAL BERMUDA		3,095,024
Brazil - 2.6%
Arezzo Industria e Comercio SA	114,700	1,800,653
Banco ABC Brasil SA	394,800	2,063,395
Banco ABC Brasil SA rights 8/2/12 (a)	12,281	17,052
Banco Pine SA	252,285	1,653,420
Iguatemi Empresa de Shopping Centers SA	44,700	956,517
Multiplan Empreendimentos Imobiliarios SA	70,600	1,785,327
T4F Entretenimento SA	104,800	860,207
TOTAL BRAZIL		9,136,571
British Virgin Islands - 0.3%
Gem Diamonds Ltd. (a)	303,147	936,795
Canada - 3.3%
Agnico-Eagle Mines Ltd. (Canada)	22,960	1,007,598
Baytex Energy Corp. (d)	20,800	862,406
Common Stocks - continued
	Shares	Value
Canada - continued
Copper Mountain Mining Corp. (a)	203,500	$ 655,437
Eldorado Gold Corp.	123,100	1,331,839
Fairfax Financial Holdings Ltd. (sub. vtg.)	6,290	2,367,727
Open Text Corp. (a)	30,200	1,364,473
Painted Pony Petroleum Ltd. Class A (a)	115,800	1,079,653
Pason Systems, Inc.	84,400	1,223,689
Petrominerales Ltd.	83,879	776,185
TAG Oil Ltd. (a)	148,400	1,037,328
TOTAL CANADA		11,706,335
Cayman Islands - 0.2%
Vantage Drilling Co. (a)	525,331	824,770
Denmark - 0.4%
William Demant Holding A/S (a)	13,733	1,297,655
Finland - 2.4%
Nokian Tyres PLC	98,600	3,941,604
Outotec Oyj	98,900	4,543,776
TOTAL FINLAND		8,485,380
France - 3.3%
Laurent-Perrier Group	27,963	2,443,835
Remy Cointreau SA	34,298	4,051,225
Saft Groupe SA	66,419	1,507,770
Vetoquinol SA	33,595	876,308
Virbac SA	15,800	2,778,022
TOTAL FRANCE		11,657,160
Germany - 4.4%
alstria office REIT-AG	167,500	1,864,514
Bilfinger Berger AG	35,659	2,932,155
CompuGROUP Holding AG	115,100	1,615,873
CTS Eventim AG	126,426	3,717,754
Fielmann AG	35,437	3,179,871
Software AG (Bearer)	65,781	2,149,685
TOTAL GERMANY		15,459,852
India - 0.7%
Apollo Tyres Ltd.	492,892	689,747
Jyothy Laboratories Ltd.	807,354	1,802,597
TOTAL INDIA		2,492,344
Common Stocks - continued
	Shares	Value
Ireland - 1.1%
James Hardie Industries NV sponsored ADR (d)	85,775	$ 3,746,652
Israel - 0.8%
Azrieli Group	68,005	1,451,001
Ituran Location & Control Ltd.	131,286	1,483,532
TOTAL ISRAEL		2,934,533
Italy - 1.7%
Azimut Holding SpA	220,773	2,113,352
Interpump Group SpA	591,843	4,096,145
TOTAL ITALY		6,209,497
Japan - 22.5%
Air Water, Inc.	79,000	950,144
Aozora Bank Ltd.	665,000	1,523,620
Asahi Co. Ltd. (d)	94,300	1,553,035
Autobacs Seven Co. Ltd.	87,800	4,321,448
Azbil Corp.	62,000	1,254,053
Cosmos Pharmaceutical Corp.	16,000	1,301,166
Daikoku Denki Co. Ltd.	44,900	825,029
Daikokutenbussan Co. Ltd.	121,200	3,393,145
FCC Co. Ltd.	167,300	2,581,566
GCA Savvian Group Corp.	1,359	1,232,271
Glory Ltd.	91,300	1,889,218
Goldcrest Co. Ltd.	101,920	1,569,070
Iwatsuka Confectionary Co. Ltd.	23,500	885,520
Kamigumi Co. Ltd.	222,000	1,780,314
Kobayashi Pharmaceutical Co. Ltd.	103,600	5,402,214
Kyoto Kimono Yuzen Co. Ltd.	123,300	1,442,170
Meiko Network Japan Co. Ltd.	104,500	1,057,298
Miraial Co. Ltd.	39,200	566,635
Nabtesco Corp.	97,400	2,125,498
Nagaileben Co. Ltd.	118,900	1,796,586
Nihon M&A Center, Inc.	127,200	3,758,004
Nihon Parkerizing Co. Ltd.	167,000	2,344,835
Nikkiso Co. Ltd.	78,000	889,563
Nippon Seiki Co. Ltd.	186,000	1,824,424
Nippon Thompson Co. Ltd.	421,000	1,808,973
NS Tool Co., Ltd.	2,200	72,925
Obic Co. Ltd.	9,930	2,014,641
Osaka Securities Exchange Co. Ltd.	1,019	6,019,567
OSG Corp.	157,600	2,137,781
Seven Bank Ltd.	1,173,900	2,928,861
Common Stocks - continued
	Shares	Value
Japan - continued
SHO-BOND Holdings Co. Ltd.	101,200	$ 3,005,166
Shoei Co. Ltd.	90,800	558,613
The Nippon Synthetic Chemical Industry Co. Ltd.	340,000	2,005,779
Tsutsumi Jewelry Co. Ltd.	38,400	900,627
USS Co. Ltd.	71,540	7,698,879
Yamato Kogyo Co. Ltd.	151,700	4,276,915
TOTAL JAPAN		79,695,553
Korea (South) - 0.4%
Woongjin Coway Co. Ltd.	45,010	1,409,212
Netherlands - 2.0%
Aalberts Industries NV	188,400	2,981,043
ASM International NV unit	61,400	2,326,446
QIAGEN NV (a)	96,200	1,694,082
TOTAL NETHERLANDS		7,001,571
Papua New Guinea - 0.4%
Oil Search Ltd. ADR	217,544	1,600,319
Philippines - 0.5%
Jollibee Food Corp.	797,160	1,968,791
Portugal - 0.7%
Jeronimo Martins SGPS SA	161,700	2,536,685
South Africa - 2.0%
African Rainbow Minerals Ltd.	77,600	1,460,565
City Lodge Hotels Ltd.	82,302	821,573
Clicks Group Ltd.	469,802	3,100,771
Mr Price Group Ltd.	105,500	1,571,112
TOTAL SOUTH AFRICA		6,954,021
Spain - 1.7%
Grifols SA (a)	49,232	1,534,972
Prosegur Compania de Seguridad SA (Reg.)	952,090	4,381,229
TOTAL SPAIN		5,916,201
Sweden - 2.8%
Fagerhult AB	87,500	2,483,219
Intrum Justitia AB	282,334	3,933,617
Swedish Match Co. AB	85,600	3,608,702
TOTAL SWEDEN		10,025,538
Switzerland - 0.4%
Zehnder Group AG	27,119	1,609,696
Common Stocks - continued
	Shares	Value
Thailand - 0.2%
Thai Re Insurance PCL NVDR	8,370,333	$ 819,213
Turkey - 2.4%
Albaraka Turk Katilim Bankasi A/S	2,842,565	1,852,969
Boyner Buyuk Magazacilik A/S (a)	1,290,451	2,645,825
Coca-Cola Icecek A/S	256,362	3,985,013
TOTAL TURKEY		8,483,807
United Kingdom - 18.0%
AMEC PLC	130,340	2,284,673
Babcock International Group PLC	202,700	2,728,340
Bellway PLC	186,172	2,342,415
Berendsen PLC	157,963	1,261,839
Britvic PLC	516,200	2,435,256
Dechra Pharmaceuticals PLC	282,100	2,166,339
Derwent London PLC	56,900	1,738,716
Great Portland Estates PLC	477,489	3,216,119
H&T Group PLC	186,803	835,438
InterContinental Hotel Group PLC ADR	119,600	2,954,120
Johnson Matthey PLC	86,089	2,942,447
Meggitt PLC	751,669	4,519,564
Persimmon PLC	184,563	1,781,054
Rotork PLC	114,900	3,974,020
Serco Group PLC	448,560	4,054,379
Shaftesbury PLC	394,373	3,366,740
Spectris PLC	114,587	2,779,266
Spirax-Sarco Engineering PLC	172,230	5,306,105
Ted Baker PLC	104,000	1,442,234
Ultra Electronics Holdings PLC	120,868	2,783,797
Unite Group PLC	1,374,170	4,567,524
Victrex PLC	217,182	4,321,057
TOTAL UNITED KINGDOM		63,801,442
United States of America - 12.9%
ANSYS, Inc. (a)	15,285	916,489
Autoliv, Inc.	66,900	3,784,533
BPZ Energy, Inc. (a)(d)	259,167	590,901
Broadridge Financial Solutions, Inc.	57,705	1,221,615
Cymer, Inc. (a)	92,255	5,277,909
Dril-Quip, Inc. (a)	38,252	2,804,254
Evercore Partners, Inc. Class A	56,200	1,302,154
Greenhill & Co., Inc. (d)	40,995	1,628,321
Kansas City Southern	42,800	3,115,840
Common Stocks - continued
	Shares	Value
United States of America - continued
Lam Research Corp. (a)	24,003	$ 825,943
Martin Marietta Materials, Inc. (d)	21,900	1,645,566
Mohawk Industries, Inc. (a)	53,700	3,567,291
Oceaneering International, Inc.	53,100	2,744,739
PriceSmart, Inc.	109,296	7,871,495
ResMed, Inc.	108,200	3,414,792
Solera Holdings, Inc.	65,979	2,576,480
SS&C Technologies Holdings, Inc. (a)	97,258	2,363,369
TOTAL UNITED STATES OF AMERICA		45,651,691
TOTAL COMMON STOCKS (Cost $289,386,788)		338,318,694
Money Market Funds - 6.8%

Fidelity Cash Central Fund, 0.17% (b)	15,386,619	15,386,619
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	8,613,405	8,613,405
TOTAL MONEY MARKET FUNDS (Cost $24,000,024)		24,000,024
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $313,386,812)		362,318,718
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(7,767,503)
NET ASSETS - 100%		$ 354,551,215
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,789
Fidelity Securities Lending Cash Central Fund	100,485
Total	$ 114,274
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 66,115,941	$ 43,352,852	$ 22,763,089	$ -
Consumer Staples	42,817,624	31,835,579	10,982,045	-
Energy	15,828,917	15,828,917	-	-
Financials	52,338,427	39,047,986	13,290,441	-
Health Care	19,676,119	16,989,970	2,686,149	-
Industrials	82,032,078	65,454,199	16,577,879	-
Information Technology	27,120,536	23,285,207	3,835,329	-
Materials	32,389,052	22,811,379	9,577,673	-
Money Market Funds	24,000,024	24,000,024	-	-
Total Investments in Securities:	$ 362,318,718	$ 282,606,113	$ 79,712,605	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 10,158,946
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $315,342,998. Net unrealized appreciation aggregated $46,975,720, of which $68,745,278 related to appreciated investment securities and $21,769,558 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Small Cap
Opportunities Fund

July 31, 2012

1.834743.106

ILS-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
Australia - 1.0%
Ramsay Health Care Ltd.	64,665	$ 1,611,927
Sydney Airport unit	637,981	2,111,931
TOTAL AUSTRALIA		3,723,858
Austria - 2.0%
Andritz AG	101,600	5,569,760
Zumtobel AG	144,981	1,559,974
TOTAL AUSTRIA		7,129,734
Bailiwick of Guernsey - 0.5%
Resolution Ltd.	596,973	1,928,086
Bailiwick of Jersey - 1.4%
Informa PLC	563,767	3,270,438
Randgold Resources Ltd. sponsored ADR	18,300	1,637,484
TOTAL BAILIWICK OF JERSEY		4,907,922
Belgium - 1.5%
Gimv NV	46,795	2,046,847
Umicore SA	70,474	3,125,939
TOTAL BELGIUM		5,172,786
Bermuda - 0.9%
GP Investments Ltd. (depositary receipt) (a)	263,900	526,718
Lazard Ltd. Class A	35,899	963,888
Trinity Ltd.	2,454,000	1,604,418
TOTAL BERMUDA		3,095,024
Brazil - 2.6%
Arezzo Industria e Comercio SA	114,700	1,800,653
Banco ABC Brasil SA	394,800	2,063,395
Banco ABC Brasil SA rights 8/2/12 (a)	12,281	17,052
Banco Pine SA	252,285	1,653,420
Iguatemi Empresa de Shopping Centers SA	44,700	956,517
Multiplan Empreendimentos Imobiliarios SA	70,600	1,785,327
T4F Entretenimento SA	104,800	860,207
TOTAL BRAZIL		9,136,571
British Virgin Islands - 0.3%
Gem Diamonds Ltd. (a)	303,147	936,795
Canada - 3.3%
Agnico-Eagle Mines Ltd. (Canada)	22,960	1,007,598
Baytex Energy Corp. (d)	20,800	862,406
Common Stocks - continued
	Shares	Value
Canada - continued
Copper Mountain Mining Corp. (a)	203,500	$ 655,437
Eldorado Gold Corp.	123,100	1,331,839
Fairfax Financial Holdings Ltd. (sub. vtg.)	6,290	2,367,727
Open Text Corp. (a)	30,200	1,364,473
Painted Pony Petroleum Ltd. Class A (a)	115,800	1,079,653
Pason Systems, Inc.	84,400	1,223,689
Petrominerales Ltd.	83,879	776,185
TAG Oil Ltd. (a)	148,400	1,037,328
TOTAL CANADA		11,706,335
Cayman Islands - 0.2%
Vantage Drilling Co. (a)	525,331	824,770
Denmark - 0.4%
William Demant Holding A/S (a)	13,733	1,297,655
Finland - 2.4%
Nokian Tyres PLC	98,600	3,941,604
Outotec Oyj	98,900	4,543,776
TOTAL FINLAND		8,485,380
France - 3.3%
Laurent-Perrier Group	27,963	2,443,835
Remy Cointreau SA	34,298	4,051,225
Saft Groupe SA	66,419	1,507,770
Vetoquinol SA	33,595	876,308
Virbac SA	15,800	2,778,022
TOTAL FRANCE		11,657,160
Germany - 4.4%
alstria office REIT-AG	167,500	1,864,514
Bilfinger Berger AG	35,659	2,932,155
CompuGROUP Holding AG	115,100	1,615,873
CTS Eventim AG	126,426	3,717,754
Fielmann AG	35,437	3,179,871
Software AG (Bearer)	65,781	2,149,685
TOTAL GERMANY		15,459,852
India - 0.7%
Apollo Tyres Ltd.	492,892	689,747
Jyothy Laboratories Ltd.	807,354	1,802,597
TOTAL INDIA		2,492,344
Common Stocks - continued
	Shares	Value
Ireland - 1.1%
James Hardie Industries NV sponsored ADR (d)	85,775	$ 3,746,652
Israel - 0.8%
Azrieli Group	68,005	1,451,001
Ituran Location & Control Ltd.	131,286	1,483,532
TOTAL ISRAEL		2,934,533
Italy - 1.7%
Azimut Holding SpA	220,773	2,113,352
Interpump Group SpA	591,843	4,096,145
TOTAL ITALY		6,209,497
Japan - 22.5%
Air Water, Inc.	79,000	950,144
Aozora Bank Ltd.	665,000	1,523,620
Asahi Co. Ltd. (d)	94,300	1,553,035
Autobacs Seven Co. Ltd.	87,800	4,321,448
Azbil Corp.	62,000	1,254,053
Cosmos Pharmaceutical Corp.	16,000	1,301,166
Daikoku Denki Co. Ltd.	44,900	825,029
Daikokutenbussan Co. Ltd.	121,200	3,393,145
FCC Co. Ltd.	167,300	2,581,566
GCA Savvian Group Corp.	1,359	1,232,271
Glory Ltd.	91,300	1,889,218
Goldcrest Co. Ltd.	101,920	1,569,070
Iwatsuka Confectionary Co. Ltd.	23,500	885,520
Kamigumi Co. Ltd.	222,000	1,780,314
Kobayashi Pharmaceutical Co. Ltd.	103,600	5,402,214
Kyoto Kimono Yuzen Co. Ltd.	123,300	1,442,170
Meiko Network Japan Co. Ltd.	104,500	1,057,298
Miraial Co. Ltd.	39,200	566,635
Nabtesco Corp.	97,400	2,125,498
Nagaileben Co. Ltd.	118,900	1,796,586
Nihon M&A Center, Inc.	127,200	3,758,004
Nihon Parkerizing Co. Ltd.	167,000	2,344,835
Nikkiso Co. Ltd.	78,000	889,563
Nippon Seiki Co. Ltd.	186,000	1,824,424
Nippon Thompson Co. Ltd.	421,000	1,808,973
NS Tool Co., Ltd.	2,200	72,925
Obic Co. Ltd.	9,930	2,014,641
Osaka Securities Exchange Co. Ltd.	1,019	6,019,567
OSG Corp.	157,600	2,137,781
Seven Bank Ltd.	1,173,900	2,928,861
Common Stocks - continued
	Shares	Value
Japan - continued
SHO-BOND Holdings Co. Ltd.	101,200	$ 3,005,166
Shoei Co. Ltd.	90,800	558,613
The Nippon Synthetic Chemical Industry Co. Ltd.	340,000	2,005,779
Tsutsumi Jewelry Co. Ltd.	38,400	900,627
USS Co. Ltd.	71,540	7,698,879
Yamato Kogyo Co. Ltd.	151,700	4,276,915
TOTAL JAPAN		79,695,553
Korea (South) - 0.4%
Woongjin Coway Co. Ltd.	45,010	1,409,212
Netherlands - 2.0%
Aalberts Industries NV	188,400	2,981,043
ASM International NV unit	61,400	2,326,446
QIAGEN NV (a)	96,200	1,694,082
TOTAL NETHERLANDS		7,001,571
Papua New Guinea - 0.4%
Oil Search Ltd. ADR	217,544	1,600,319
Philippines - 0.5%
Jollibee Food Corp.	797,160	1,968,791
Portugal - 0.7%
Jeronimo Martins SGPS SA	161,700	2,536,685
South Africa - 2.0%
African Rainbow Minerals Ltd.	77,600	1,460,565
City Lodge Hotels Ltd.	82,302	821,573
Clicks Group Ltd.	469,802	3,100,771
Mr Price Group Ltd.	105,500	1,571,112
TOTAL SOUTH AFRICA		6,954,021
Spain - 1.7%
Grifols SA (a)	49,232	1,534,972
Prosegur Compania de Seguridad SA (Reg.)	952,090	4,381,229
TOTAL SPAIN		5,916,201
Sweden - 2.8%
Fagerhult AB	87,500	2,483,219
Intrum Justitia AB	282,334	3,933,617
Swedish Match Co. AB	85,600	3,608,702
TOTAL SWEDEN		10,025,538
Switzerland - 0.4%
Zehnder Group AG	27,119	1,609,696
Common Stocks - continued
	Shares	Value
Thailand - 0.2%
Thai Re Insurance PCL NVDR	8,370,333	$ 819,213
Turkey - 2.4%
Albaraka Turk Katilim Bankasi A/S	2,842,565	1,852,969
Boyner Buyuk Magazacilik A/S (a)	1,290,451	2,645,825
Coca-Cola Icecek A/S	256,362	3,985,013
TOTAL TURKEY		8,483,807
United Kingdom - 18.0%
AMEC PLC	130,340	2,284,673
Babcock International Group PLC	202,700	2,728,340
Bellway PLC	186,172	2,342,415
Berendsen PLC	157,963	1,261,839
Britvic PLC	516,200	2,435,256
Dechra Pharmaceuticals PLC	282,100	2,166,339
Derwent London PLC	56,900	1,738,716
Great Portland Estates PLC	477,489	3,216,119
H&T Group PLC	186,803	835,438
InterContinental Hotel Group PLC ADR	119,600	2,954,120
Johnson Matthey PLC	86,089	2,942,447
Meggitt PLC	751,669	4,519,564
Persimmon PLC	184,563	1,781,054
Rotork PLC	114,900	3,974,020
Serco Group PLC	448,560	4,054,379
Shaftesbury PLC	394,373	3,366,740
Spectris PLC	114,587	2,779,266
Spirax-Sarco Engineering PLC	172,230	5,306,105
Ted Baker PLC	104,000	1,442,234
Ultra Electronics Holdings PLC	120,868	2,783,797
Unite Group PLC	1,374,170	4,567,524
Victrex PLC	217,182	4,321,057
TOTAL UNITED KINGDOM		63,801,442
United States of America - 12.9%
ANSYS, Inc. (a)	15,285	916,489
Autoliv, Inc.	66,900	3,784,533
BPZ Energy, Inc. (a)(d)	259,167	590,901
Broadridge Financial Solutions, Inc.	57,705	1,221,615
Cymer, Inc. (a)	92,255	5,277,909
Dril-Quip, Inc. (a)	38,252	2,804,254
Evercore Partners, Inc. Class A	56,200	1,302,154
Greenhill & Co., Inc. (d)	40,995	1,628,321
Kansas City Southern	42,800	3,115,840
Common Stocks - continued
	Shares	Value
United States of America - continued
Lam Research Corp. (a)	24,003	$ 825,943
Martin Marietta Materials, Inc. (d)	21,900	1,645,566
Mohawk Industries, Inc. (a)	53,700	3,567,291
Oceaneering International, Inc.	53,100	2,744,739
PriceSmart, Inc.	109,296	7,871,495
ResMed, Inc.	108,200	3,414,792
Solera Holdings, Inc.	65,979	2,576,480
SS&C Technologies Holdings, Inc. (a)	97,258	2,363,369
TOTAL UNITED STATES OF AMERICA		45,651,691
TOTAL COMMON STOCKS (Cost $289,386,788)		338,318,694
Money Market Funds - 6.8%

Fidelity Cash Central Fund, 0.17% (b)	15,386,619	15,386,619
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	8,613,405	8,613,405
TOTAL MONEY MARKET FUNDS (Cost $24,000,024)		24,000,024
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $313,386,812)		362,318,718
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(7,767,503)
NET ASSETS - 100%		$ 354,551,215
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,789
Fidelity Securities Lending Cash Central Fund	100,485
Total	$ 114,274
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 66,115,941	$ 43,352,852	$ 22,763,089	$ -
Consumer Staples	42,817,624	31,835,579	10,982,045	-
Energy	15,828,917	15,828,917	-	-
Financials	52,338,427	39,047,986	13,290,441	-
Health Care	19,676,119	16,989,970	2,686,149	-
Industrials	82,032,078	65,454,199	16,577,879	-
Information Technology	27,120,536	23,285,207	3,835,329	-
Materials	32,389,052	22,811,379	9,577,673	-
Money Market Funds	24,000,024	24,000,024	-	-
Total Investments in Securities:	$ 362,318,718	$ 282,606,113	$ 79,712,605	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 10,158,946
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $315,342,998. Net unrealized appreciation aggregated $46,975,720, of which $68,745,278 related to appreciated investment securities and $21,769,558 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® International
Value Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Value Fund

1.834738.106

AFIV-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Australia - 8.6%
Australia & New Zealand Banking Group Ltd.	128,460	$ 3,177,867
Commonwealth Bank of Australia	58,186	3,517,825
Origin Energy Ltd.	28,620	355,207
Sydney Airport unit	257,749	853,236
Telstra Corp. Ltd.	325,104	1,366,607
Transurban Group unit	67,842	436,326
Westfield Group unit	131,686	1,383,888
Woolworths Ltd.	15,321	460,001
TOTAL AUSTRALIA		11,550,957
Bailiwick of Jersey - 0.7%
Wolseley PLC	24,235	875,067
Bermuda - 0.4%
Cheung Kong Infrastructure Holdings Ltd.	86,000	522,896
Cayman Islands - 0.3%
Enn Energy Holdings Ltd.	88,000	337,602
Finland - 0.6%
Sampo OYJ (A Shares)	29,934	795,545
France - 8.8%
Arkema SA	7,300	537,658
Atos Origin SA	11,894	669,815
BNP Paribas SA	42,693	1,584,814
Euler Hermes SA	3,417	213,325
GDF Suez (d)	46,700	1,044,904
Pernod Ricard SA	7,000	753,706
PPR SA	3,842	576,718
Sanofi SA	62,506	5,099,710
Schneider Electric SA	9,700	549,363
Unibail-Rodamco	4,000	769,738
TOTAL FRANCE		11,799,751
Germany - 8.9%
Allianz AG	19,319	1,927,517
BASF AG	9,836	719,840
Bayer AG	30,390	2,314,930
Daimler AG (Germany)	28,595	1,432,312
Deutsche Post AG	49,235	886,873
Fresenius SE	6,800	726,231
HeidelbergCement Finance AG	15,393	717,051
Hugo Boss AG	4,517	455,900
Common Stocks - continued
	Shares	Value
Germany - continued
RWE AG	35,100	$ 1,381,985
Siemens AG	15,733	1,333,199
TOTAL GERMANY		11,895,838
Hong Kong - 0.6%
Cheung Kong Holdings Ltd.	64,000	842,637
Italy - 3.5%
ENI SpA	135,900	2,802,293
Fiat Industrial SpA	64,600	635,871
Intesa Sanpaolo SpA	480,649	610,906
Saipem SpA	13,269	613,048
TOTAL ITALY		4,662,118
Japan - 21.0%
Aeon Credit Service Co. Ltd.	42,400	808,172
Air Water, Inc.	72,000	865,954
Aozora Bank Ltd.	306,000	701,094
Astellas Pharma, Inc.	31,100	1,477,426
Canon, Inc.	11,600	387,361
Chubu Electric Power Co., Inc.	45,400	484,290
Credit Saison Co. Ltd.	36,200	820,854
Denso Corp.	33,800	1,076,865
Fanuc Corp.	4,000	617,554
Hitachi Ltd.	163,000	960,957
Honda Motor Co. Ltd.	62,700	1,993,252
INPEX Corp.	96	533,411
Itochu Corp.	86,200	892,325
Japan Retail Fund Investment Corp.	422	705,792
Japan Tobacco, Inc.	60,000	1,884,875
JSR Corp.	42,000	739,287
Mitsubishi Corp.	58,100	1,149,723
Mitsubishi Estate Co. Ltd.	52,000	931,354
Nippon Telegraph & Telephone Corp.	30,300	1,406,511
ORIX Corp.	5,630	532,246
Santen Pharmaceutical Co. Ltd.	18,900	804,050
Seven & i Holdings Co., Ltd.	55,900	1,769,158
Seven Bank Ltd.	266,500	664,913
Softbank Corp.	23,700	904,245
Sumitomo Mitsui Financial Group, Inc.	77,900	2,453,173
Sumitomo Realty & Development Co. Ltd.	23,000	572,322
Toray Industries, Inc.	112,000	701,162
Common Stocks - continued
	Shares	Value
Japan - continued
Toyo Suisan Kaisha Ltd.	23,000	$ 552,284
USS Co. Ltd.	5,960	641,394
TOTAL JAPAN		28,032,004
Netherlands - 2.5%
ING Groep NV (Certificaten Van Aandelen) (a)	127,900	841,376
Koninklijke KPN NV	62,643	514,174
Koninklijke Philips Electronics NV	45,913	1,009,729
Unilever NV (Certificaten Van Aandelen) (Bearer)	27,531	955,816
TOTAL NETHERLANDS		3,321,095
Norway - 1.0%
Orkla ASA (A Shares)	66,918	478,941
Telenor ASA	49,200	834,210
TOTAL NORWAY		1,313,151
Singapore - 2.5%
Ascendas Real Estate Investment Trust	389,000	709,603
ComfortDelgro Corp. Ltd.	94,000	126,905
Singapore Telecommunications Ltd.	368,000	1,058,695
United Overseas Bank Ltd.	93,480	1,502,411
TOTAL SINGAPORE		3,397,614
Spain - 1.6%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	207,514	1,338,465
Repsol YPF SA	52,463	839,479
TOTAL SPAIN		2,177,944
Sweden - 1.0%
Svenska Handelsbanken AB (A Shares)	36,800	1,280,301
Switzerland - 9.5%
Nestle SA	40,938	2,518,004
Roche Holding AG (participation certificate)	25,875	4,592,991
Swisscom AG	2,015	807,816
Syngenta AG (Switzerland)	3,895	1,328,125
UBS AG (NY Shares)	148,541	1,574,535
Zurich Financial Services AG	8,580	1,913,209
TOTAL SWITZERLAND		12,734,680
United Kingdom - 26.3%
Barclays PLC	413,179	1,076,086
BHP Billiton PLC	45,299	1,320,869
BP PLC sponsored ADR	75,535	3,013,847
Common Stocks - continued
	Shares	Value
United Kingdom - continued
British American Tobacco PLC (United Kingdom)	21,747	$ 1,155,082
British Land Co. PLC	87,200	730,750
Bunzl PLC	55,225	964,551
Centrica PLC	234,703	1,166,494
Compass Group PLC	121,700	1,307,984
GlaxoSmithKline PLC sponsored ADR	38,885	1,788,710
HSBC Holdings PLC sponsored ADR (d)	83,912	3,507,522
Imperial Tobacco Group PLC	25,968	1,009,298
Legal & General Group PLC	576,958	1,153,344
National Grid PLC	162,909	1,689,823
Next PLC	10,300	519,832
Prudential PLC	84,942	1,010,796
Reed Elsevier PLC	101,997	860,348
Royal Dutch Shell PLC Class A sponsored ADR	97,229	6,631,015
Scottish & Southern Energy PLC	55,071	1,133,684
Vodafone Group PLC	42,300	121,060
Vodafone Group PLC sponsored ADR	171,878	4,941,493
TOTAL UNITED KINGDOM		35,102,588
United States of America - 0.6%
Virgin Media, Inc.	28,567	784,699
TOTAL COMMON STOCKS (Cost $139,309,494)		131,426,487
Nonconvertible Preferred Stocks - 0.9%

Germany - 0.9%
ProSiebenSat.1 Media AG	25,880	544,511
Volkswagen AG	4,027	688,720
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,333,061)		1,233,231
Money Market Funds - 1.5%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	15,591	$ 15,591
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,955,300	1,955,300
TOTAL MONEY MARKET FUNDS (Cost $1,970,891)		1,970,891
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $142,613,446)		134,630,609
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(1,100,150)
NET ASSETS - 100%		$ 133,530,459
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 347
Fidelity Securities Lending Cash Central Fund	170,190
Total	$ 170,537
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,882,535	$ 7,171,024	$ 3,711,511	$ -
Consumer Staples	11,058,224	4,741,009	6,317,215	-
Energy	14,788,300	11,452,596	3,335,704	-
Financials	39,652,380	28,534,202	11,118,178	-
Health Care	16,804,048	9,422,862	7,381,186	-
Industrials	10,809,663	5,807,133	5,002,530	-
Information Technology	2,018,133	669,815	1,348,318	-
Materials	6,929,946	1,974,549	4,955,397	-
Telecommunication Services	11,954,811	9,522,995	2,431,816	-
Utilities	7,761,678	5,587,565	2,174,113	-
Money Market Funds	1,970,891	1,970,891	-	-
Total Investments in Securities:	$ 134,630,609	$ 86,854,641	$ 47,775,968	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 12,564,362
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $144,150,907. Net unrealized depreciation aggregated $9,520,298, of which $7,977,894 related to appreciated investment securities and $17,498,192 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International
Value Fund

July 31, 2012

1.834741.106

FIV-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Australia - 8.6%
Australia & New Zealand Banking Group Ltd.	128,460	$ 3,177,867
Commonwealth Bank of Australia	58,186	3,517,825
Origin Energy Ltd.	28,620	355,207
Sydney Airport unit	257,749	853,236
Telstra Corp. Ltd.	325,104	1,366,607
Transurban Group unit	67,842	436,326
Westfield Group unit	131,686	1,383,888
Woolworths Ltd.	15,321	460,001
TOTAL AUSTRALIA		11,550,957
Bailiwick of Jersey - 0.7%
Wolseley PLC	24,235	875,067
Bermuda - 0.4%
Cheung Kong Infrastructure Holdings Ltd.	86,000	522,896
Cayman Islands - 0.3%
Enn Energy Holdings Ltd.	88,000	337,602
Finland - 0.6%
Sampo OYJ (A Shares)	29,934	795,545
France - 8.8%
Arkema SA	7,300	537,658
Atos Origin SA	11,894	669,815
BNP Paribas SA	42,693	1,584,814
Euler Hermes SA	3,417	213,325
GDF Suez (d)	46,700	1,044,904
Pernod Ricard SA	7,000	753,706
PPR SA	3,842	576,718
Sanofi SA	62,506	5,099,710
Schneider Electric SA	9,700	549,363
Unibail-Rodamco	4,000	769,738
TOTAL FRANCE		11,799,751
Germany - 8.9%
Allianz AG	19,319	1,927,517
BASF AG	9,836	719,840
Bayer AG	30,390	2,314,930
Daimler AG (Germany)	28,595	1,432,312
Deutsche Post AG	49,235	886,873
Fresenius SE	6,800	726,231
HeidelbergCement Finance AG	15,393	717,051
Hugo Boss AG	4,517	455,900
Common Stocks - continued
	Shares	Value
Germany - continued
RWE AG	35,100	$ 1,381,985
Siemens AG	15,733	1,333,199
TOTAL GERMANY		11,895,838
Hong Kong - 0.6%
Cheung Kong Holdings Ltd.	64,000	842,637
Italy - 3.5%
ENI SpA	135,900	2,802,293
Fiat Industrial SpA	64,600	635,871
Intesa Sanpaolo SpA	480,649	610,906
Saipem SpA	13,269	613,048
TOTAL ITALY		4,662,118
Japan - 21.0%
Aeon Credit Service Co. Ltd.	42,400	808,172
Air Water, Inc.	72,000	865,954
Aozora Bank Ltd.	306,000	701,094
Astellas Pharma, Inc.	31,100	1,477,426
Canon, Inc.	11,600	387,361
Chubu Electric Power Co., Inc.	45,400	484,290
Credit Saison Co. Ltd.	36,200	820,854
Denso Corp.	33,800	1,076,865
Fanuc Corp.	4,000	617,554
Hitachi Ltd.	163,000	960,957
Honda Motor Co. Ltd.	62,700	1,993,252
INPEX Corp.	96	533,411
Itochu Corp.	86,200	892,325
Japan Retail Fund Investment Corp.	422	705,792
Japan Tobacco, Inc.	60,000	1,884,875
JSR Corp.	42,000	739,287
Mitsubishi Corp.	58,100	1,149,723
Mitsubishi Estate Co. Ltd.	52,000	931,354
Nippon Telegraph & Telephone Corp.	30,300	1,406,511
ORIX Corp.	5,630	532,246
Santen Pharmaceutical Co. Ltd.	18,900	804,050
Seven & i Holdings Co., Ltd.	55,900	1,769,158
Seven Bank Ltd.	266,500	664,913
Softbank Corp.	23,700	904,245
Sumitomo Mitsui Financial Group, Inc.	77,900	2,453,173
Sumitomo Realty & Development Co. Ltd.	23,000	572,322
Toray Industries, Inc.	112,000	701,162
Common Stocks - continued
	Shares	Value
Japan - continued
Toyo Suisan Kaisha Ltd.	23,000	$ 552,284
USS Co. Ltd.	5,960	641,394
TOTAL JAPAN		28,032,004
Netherlands - 2.5%
ING Groep NV (Certificaten Van Aandelen) (a)	127,900	841,376
Koninklijke KPN NV	62,643	514,174
Koninklijke Philips Electronics NV	45,913	1,009,729
Unilever NV (Certificaten Van Aandelen) (Bearer)	27,531	955,816
TOTAL NETHERLANDS		3,321,095
Norway - 1.0%
Orkla ASA (A Shares)	66,918	478,941
Telenor ASA	49,200	834,210
TOTAL NORWAY		1,313,151
Singapore - 2.5%
Ascendas Real Estate Investment Trust	389,000	709,603
ComfortDelgro Corp. Ltd.	94,000	126,905
Singapore Telecommunications Ltd.	368,000	1,058,695
United Overseas Bank Ltd.	93,480	1,502,411
TOTAL SINGAPORE		3,397,614
Spain - 1.6%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	207,514	1,338,465
Repsol YPF SA	52,463	839,479
TOTAL SPAIN		2,177,944
Sweden - 1.0%
Svenska Handelsbanken AB (A Shares)	36,800	1,280,301
Switzerland - 9.5%
Nestle SA	40,938	2,518,004
Roche Holding AG (participation certificate)	25,875	4,592,991
Swisscom AG	2,015	807,816
Syngenta AG (Switzerland)	3,895	1,328,125
UBS AG (NY Shares)	148,541	1,574,535
Zurich Financial Services AG	8,580	1,913,209
TOTAL SWITZERLAND		12,734,680
United Kingdom - 26.3%
Barclays PLC	413,179	1,076,086
BHP Billiton PLC	45,299	1,320,869
BP PLC sponsored ADR	75,535	3,013,847
Common Stocks - continued
	Shares	Value
United Kingdom - continued
British American Tobacco PLC (United Kingdom)	21,747	$ 1,155,082
British Land Co. PLC	87,200	730,750
Bunzl PLC	55,225	964,551
Centrica PLC	234,703	1,166,494
Compass Group PLC	121,700	1,307,984
GlaxoSmithKline PLC sponsored ADR	38,885	1,788,710
HSBC Holdings PLC sponsored ADR (d)	83,912	3,507,522
Imperial Tobacco Group PLC	25,968	1,009,298
Legal & General Group PLC	576,958	1,153,344
National Grid PLC	162,909	1,689,823
Next PLC	10,300	519,832
Prudential PLC	84,942	1,010,796
Reed Elsevier PLC	101,997	860,348
Royal Dutch Shell PLC Class A sponsored ADR	97,229	6,631,015
Scottish & Southern Energy PLC	55,071	1,133,684
Vodafone Group PLC	42,300	121,060
Vodafone Group PLC sponsored ADR	171,878	4,941,493
TOTAL UNITED KINGDOM		35,102,588
United States of America - 0.6%
Virgin Media, Inc.	28,567	784,699
TOTAL COMMON STOCKS (Cost $139,309,494)		131,426,487
Nonconvertible Preferred Stocks - 0.9%

Germany - 0.9%
ProSiebenSat.1 Media AG	25,880	544,511
Volkswagen AG	4,027	688,720
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,333,061)		1,233,231
Money Market Funds - 1.5%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	15,591	$ 15,591
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,955,300	1,955,300
TOTAL MONEY MARKET FUNDS (Cost $1,970,891)		1,970,891
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $142,613,446)		134,630,609
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(1,100,150)
NET ASSETS - 100%		$ 133,530,459
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 347
Fidelity Securities Lending Cash Central Fund	170,190
Total	$ 170,537
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,882,535	$ 7,171,024	$ 3,711,511	$ -
Consumer Staples	11,058,224	4,741,009	6,317,215	-
Energy	14,788,300	11,452,596	3,335,704	-
Financials	39,652,380	28,534,202	11,118,178	-
Health Care	16,804,048	9,422,862	7,381,186	-
Industrials	10,809,663	5,807,133	5,002,530	-
Information Technology	2,018,133	669,815	1,348,318	-
Materials	6,929,946	1,974,549	4,955,397	-
Telecommunication Services	11,954,811	9,522,995	2,431,816	-
Utilities	7,761,678	5,587,565	2,174,113	-
Money Market Funds	1,970,891	1,970,891	-	-
Total Investments in Securities:	$ 134,630,609	$ 86,854,641	$ 47,775,968	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 12,564,362
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $144,150,907. Net unrealized depreciation aggregated $9,520,298, of which $7,977,894 related to appreciated investment securities and $17,498,192 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Japan Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2012

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Japan Fund

1.917404.101

AJPNA-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 24.4%
Auto Components - 4.1%
Bridgestone Corp.	306,200	$ 6,896,863
Denso Corp.	319,200	10,169,687
		17,066,550
Automobiles - 14.2%
Honda Motor Co. Ltd.	609,700	19,382,549
Nissan Motor Co. Ltd.	556,800	5,235,154
Suzuki Motor Corp.	301,200	5,503,349
Toyota Motor Corp.	774,300	29,606,767
		59,727,819
Household Durables - 2.1%
Panasonic Corp.	1,262,600	8,738,901
Leisure Equipment & Products - 0.4%
SHIMANO, Inc.	23,600	1,567,192
Media - 1.0%
Avex Group Holdings, Inc.	273,700	4,145,165
Multiline Retail - 1.0%
Marui Group Co. Ltd.	585,900	4,282,310
Specialty Retail - 0.6%
K'S Denki Corp. (d)	83,600	2,722,275
Textiles, Apparel & Luxury Goods - 1.0%
Onward Holdings Co. Ltd.	559,000	4,179,349
TOTAL CONSUMER DISCRETIONARY		102,429,561
CONSUMER STAPLES - 2.5%
Food Products - 1.2%
Toyo Suisan Kaisha Ltd.	201,000	4,826,478
Personal Products - 1.3%
Shiseido Co. Ltd.	384,800	5,507,151
TOTAL CONSUMER STAPLES		10,333,629
FINANCIALS - 18.0%
Commercial Banks - 7.5%
Mitsubishi UFJ Financial Group, Inc.	3,615,300	17,530,730
Sumitomo Mitsui Financial Group, Inc.	446,400	14,057,721
		31,588,451
Consumer Finance - 1.5%
ACOM Co. Ltd. (a)	4,570	95,034
Aeon Credit Service Co. Ltd. (d)	318,900	6,078,445
		6,173,479
Insurance - 1.3%
MS&AD Insurance Group Holdings, Inc.	334,200	5,404,851
Real Estate Investment Trusts - 2.3%
Frontier Real Estate Investment Corp.	774	6,312,912
Japan Logistics Fund, Inc.	402	3,546,839
		9,859,751

	Shares	Value
Real Estate Management & Development - 5.4%
Mitsui Fudosan Co. Ltd.	420,000	$ 8,092,283
Nomura Real Estate Holdings, Inc.	780,300	14,410,068
		22,502,351
TOTAL FINANCIALS		75,528,883
HEALTH CARE - 8.0%
Health Care Equipment & Supplies - 1.6%
ASAHI INTECC Co. Ltd.	66,100	1,805,147
Terumo Corp.	118,100	4,823,743
		6,628,890
Health Care Providers & Services - 2.1%
Message Co. Ltd. (d)	2,530	8,789,400
Pharmaceuticals - 4.3%
Astellas Pharma, Inc.	302,800	14,384,709
Santen Pharmaceutical Co. Ltd.	40,400	1,718,710
Shionogi & Co. Ltd.	154,300	2,197,828
		18,301,247
TOTAL HEALTH CARE		33,719,537
INDUSTRIALS - 8.9%
Electrical Equipment - 1.3%
Nidec Corp.	72,400	5,700,524
Machinery - 2.7%
Kubota Corp.	763,000	7,213,637
Makita Corp.	121,100	4,046,569
		11,260,206
Road & Rail - 1.7%
East Japan Railway Co.	113,300	7,247,443
Trading Companies & Distributors - 3.2%
Mitsui & Co. Ltd.	423,800	6,258,111
Sumitomo Corp.	502,100	7,033,964
		13,292,075
TOTAL INDUSTRIALS		37,500,248
INFORMATION TECHNOLOGY - 21.8%
Computers & Peripherals - 5.4%
Fujitsu Ltd.	2,598,000	10,192,097
Toshiba Corp.	3,728,000	12,346,841
		22,538,938
Electronic Equipment & Components - 7.4%
Hamamatsu Photonics KK	152,200	5,317,940
Hitachi High-Technologies Corp.	209,600	5,216,913
Horiba Ltd.	158,300	5,587,856
Murata Manufacturing Co. Ltd.	94,000	4,679,666
Shimadzu Corp.	1,281,000	10,450,141
		31,252,516
Internet Software & Services - 0.9%
So-Net Entertainment Corp.	864	3,629,043
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 3.5%
Otsuka Corp.	165,700	$ 14,559,212
Office Electronics - 3.6%
Canon, Inc.	456,500	15,243,983
Software - 1.0%
Capcom Co. Ltd.	217,600	4,425,837
TOTAL INFORMATION TECHNOLOGY		91,649,529
MATERIALS - 10.5%
Chemicals - 8.8%
Asahi Kasei Corp.	2,176,000	11,533,099
Kaneka Corp.	443,000	2,278,383
Nippon Kayaku Co. Ltd.	256,000	2,464,157
Nippon Shokubai Co. Ltd.	323,000	3,929,502
Nitto Denko Corp.	128,400	5,516,507
Toray Industries, Inc.	1,844,000	11,544,126
		37,265,774
Metals & Mining - 1.7%
Hitachi Metals Ltd.	650,000	7,114,309
TOTAL MATERIALS		44,380,083
TELECOMMUNICATION SERVICES - 2.1%
Wireless Telecommunication Services - 2.1%
NTT DoCoMo, Inc.	5,300	8,859,348
UTILITIES - 0.6%
Electric Utilities - 0.6%
Kansai Electric Power Co., Inc.	342,100	2,566,420
TOTAL COMMON STOCKS (Cost $476,279,384)		406,967,238
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	11,659,958	$ 11,659,958
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,901,440	1,901,440
TOTAL MONEY MARKET FUNDS (Cost $13,561,398)		13,561,398
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $489,840,782)		420,528,636
NET OTHER ASSETS (LIABILITIES) - 0.0%		(38,624)
NET ASSETS - 100%		$ 420,490,012
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,400
Fidelity Securities Lending Cash Central Fund	40,237
Total	$ 52,637
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 102,429,561	$ -	$ 102,429,561	$ -
Consumer Staples	10,333,629	-	10,333,629	-
Financials	75,528,883	-	75,528,883	-
Health Care	33,719,537	-	33,719,537	-
Industrials	37,500,248	-	37,500,248	-
Information Technology	91,649,529	-	91,649,529	-
Materials	44,380,083	-	44,380,083	-
Telecommunication Services	8,859,348	-	8,859,348	-
Utilities	2,566,420	-	2,566,420	-
Money Market Funds	13,561,398	13,561,398	-	-
Total Investments in Securities:	$ 420,528,636	$ 13,561,398	$ 406,967,238	$ -
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $496,744,373. Net unrealized depreciation aggregated $76,215,737, of which $15,979,608 related to appreciated investment securities and $92,195,345 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Japan Fund

July 31, 2012

1.804854.108

JPN-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 24.4%
Auto Components - 4.1%
Bridgestone Corp.	306,200	$ 6,896,863
Denso Corp.	319,200	10,169,687
		17,066,550
Automobiles - 14.2%
Honda Motor Co. Ltd.	609,700	19,382,549
Nissan Motor Co. Ltd.	556,800	5,235,154
Suzuki Motor Corp.	301,200	5,503,349
Toyota Motor Corp.	774,300	29,606,767
		59,727,819
Household Durables - 2.1%
Panasonic Corp.	1,262,600	8,738,901
Leisure Equipment & Products - 0.4%
SHIMANO, Inc.	23,600	1,567,192
Media - 1.0%
Avex Group Holdings, Inc.	273,700	4,145,165
Multiline Retail - 1.0%
Marui Group Co. Ltd.	585,900	4,282,310
Specialty Retail - 0.6%
K'S Denki Corp. (d)	83,600	2,722,275
Textiles, Apparel & Luxury Goods - 1.0%
Onward Holdings Co. Ltd.	559,000	4,179,349
TOTAL CONSUMER DISCRETIONARY		102,429,561
CONSUMER STAPLES - 2.5%
Food Products - 1.2%
Toyo Suisan Kaisha Ltd.	201,000	4,826,478
Personal Products - 1.3%
Shiseido Co. Ltd.	384,800	5,507,151
TOTAL CONSUMER STAPLES		10,333,629
FINANCIALS - 18.0%
Commercial Banks - 7.5%
Mitsubishi UFJ Financial Group, Inc.	3,615,300	17,530,730
Sumitomo Mitsui Financial Group, Inc.	446,400	14,057,721
		31,588,451
Consumer Finance - 1.5%
ACOM Co. Ltd. (a)	4,570	95,034
Aeon Credit Service Co. Ltd. (d)	318,900	6,078,445
		6,173,479
Insurance - 1.3%
MS&AD Insurance Group Holdings, Inc.	334,200	5,404,851
Real Estate Investment Trusts - 2.3%
Frontier Real Estate Investment Corp.	774	6,312,912
Japan Logistics Fund, Inc.	402	3,546,839
		9,859,751

	Shares	Value
Real Estate Management & Development - 5.4%
Mitsui Fudosan Co. Ltd.	420,000	$ 8,092,283
Nomura Real Estate Holdings, Inc.	780,300	14,410,068
		22,502,351
TOTAL FINANCIALS		75,528,883
HEALTH CARE - 8.0%
Health Care Equipment & Supplies - 1.6%
ASAHI INTECC Co. Ltd.	66,100	1,805,147
Terumo Corp.	118,100	4,823,743
		6,628,890
Health Care Providers & Services - 2.1%
Message Co. Ltd. (d)	2,530	8,789,400
Pharmaceuticals - 4.3%
Astellas Pharma, Inc.	302,800	14,384,709
Santen Pharmaceutical Co. Ltd.	40,400	1,718,710
Shionogi & Co. Ltd.	154,300	2,197,828
		18,301,247
TOTAL HEALTH CARE		33,719,537
INDUSTRIALS - 8.9%
Electrical Equipment - 1.3%
Nidec Corp.	72,400	5,700,524
Machinery - 2.7%
Kubota Corp.	763,000	7,213,637
Makita Corp.	121,100	4,046,569
		11,260,206
Road & Rail - 1.7%
East Japan Railway Co.	113,300	7,247,443
Trading Companies & Distributors - 3.2%
Mitsui & Co. Ltd.	423,800	6,258,111
Sumitomo Corp.	502,100	7,033,964
		13,292,075
TOTAL INDUSTRIALS		37,500,248
INFORMATION TECHNOLOGY - 21.8%
Computers & Peripherals - 5.4%
Fujitsu Ltd.	2,598,000	10,192,097
Toshiba Corp.	3,728,000	12,346,841
		22,538,938
Electronic Equipment & Components - 7.4%
Hamamatsu Photonics KK	152,200	5,317,940
Hitachi High-Technologies Corp.	209,600	5,216,913
Horiba Ltd.	158,300	5,587,856
Murata Manufacturing Co. Ltd.	94,000	4,679,666
Shimadzu Corp.	1,281,000	10,450,141
		31,252,516
Internet Software & Services - 0.9%
So-Net Entertainment Corp.	864	3,629,043
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 3.5%
Otsuka Corp.	165,700	$ 14,559,212
Office Electronics - 3.6%
Canon, Inc.	456,500	15,243,983
Software - 1.0%
Capcom Co. Ltd.	217,600	4,425,837
TOTAL INFORMATION TECHNOLOGY		91,649,529
MATERIALS - 10.5%
Chemicals - 8.8%
Asahi Kasei Corp.	2,176,000	11,533,099
Kaneka Corp.	443,000	2,278,383
Nippon Kayaku Co. Ltd.	256,000	2,464,157
Nippon Shokubai Co. Ltd.	323,000	3,929,502
Nitto Denko Corp.	128,400	5,516,507
Toray Industries, Inc.	1,844,000	11,544,126
		37,265,774
Metals & Mining - 1.7%
Hitachi Metals Ltd.	650,000	7,114,309
TOTAL MATERIALS		44,380,083
TELECOMMUNICATION SERVICES - 2.1%
Wireless Telecommunication Services - 2.1%
NTT DoCoMo, Inc.	5,300	8,859,348
UTILITIES - 0.6%
Electric Utilities - 0.6%
Kansai Electric Power Co., Inc.	342,100	2,566,420
TOTAL COMMON STOCKS (Cost $476,279,384)		406,967,238
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	11,659,958	$ 11,659,958
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,901,440	1,901,440
TOTAL MONEY MARKET FUNDS (Cost $13,561,398)		13,561,398
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $489,840,782)		420,528,636
NET OTHER ASSETS (LIABILITIES) - 0.0%		(38,624)
NET ASSETS - 100%		$ 420,490,012
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,400
Fidelity Securities Lending Cash Central Fund	40,237
Total	$ 52,637
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 102,429,561	$ -	$ 102,429,561	$ -
Consumer Staples	10,333,629	-	10,333,629	-
Financials	75,528,883	-	75,528,883	-
Health Care	33,719,537	-	33,719,537	-
Industrials	37,500,248	-	37,500,248	-
Information Technology	91,649,529	-	91,649,529	-
Materials	44,380,083	-	44,380,083	-
Telecommunication Services	8,859,348	-	8,859,348	-
Utilities	2,566,420	-	2,566,420	-
Money Market Funds	13,561,398	13,561,398	-	-
Total Investments in Securities:	$ 420,528,636	$ 13,561,398	$ 406,967,238	$ -
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $496,744,373. Net unrealized depreciation aggregated $76,215,737, of which $15,979,608 related to appreciated investment securities and $92,195,345 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Latin America Fund

July 31, 2012

1.804841.108

LAF-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Brazil - 49.6%
AES Tiete SA (PN) (non-vtg.)	4,489,345	$ 64,299,373
Banco Bradesco SA (PN)	2,873,116	44,305,322
BTG Pactual Participations Ltd. unit	201,720	2,972,840
CCR SA	6,991,700	58,343,778
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR (d)	3,263,030	125,789,807
sponsored ADR	345,425	10,701,267
Companhia Energetica de Sao Paulo Series A	630,400	11,468,530
CPFL Energia SA sponsored ADR (d)	1,108,699	25,655,295
Eletropaulo Metropolitana SA (PN-B)	1,784,420	16,762,681
Itau Unibanco Banco Multiplo SA	3,511,400	55,638,863
Itau Unibanco Banco Multiplo SA sponsored ADR	9,443,003	149,293,877
Itausa-Investimentos Itau SA (PN)	5,372,620	25,195,627
Light SA	2,222,800	27,204,677
Lupatech SA (a)	1,356,700	2,098,740
Lupatech SA (a)	4,975,704	9,712,481
M. Dias Branco SA	576,700	16,153,904
Multiplus SA	1,486,300	35,866,453
Petroleo Brasileiro SA - Petrobras:
(ON)	919,228	8,994,008
(PN) (non-vtg.)	8,998,371	85,627,676
(PN) sponsored ADR (non-vtg.)	3,268,661	62,202,619
sponsored ADR	5,051,420	99,159,375
Souza Cruz SA	3,760,700	53,037,395
Telefonica Brasil SA	1,239,613	29,054,564
Telefonica Brasil SA sponsored ADR (d)	1,706,883	39,855,718
TIM Participacoes SA	6,632,495	27,640,790
TIM Participacoes SA sponsored ADR (d)	792,304	16,757,230
Tractebel Energia SA	1,344,600	23,982,593
Usinas Siderurgicas de Minas Gerais SA - Usiminas	1,715,450	6,906,335
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	4,610,100	16,602,839
Vale SA:
(PN-A)	1,797,500	31,929,045
(PN-A) sponsored ADR	3,493,329	61,936,723
sponsored ADR	2,124,462	38,346,539
TOTAL BRAZIL		1,283,496,964
Canada - 0.5%
Petrominerales Ltd. (d)	858,100	7,940,537
Silver Standard Resources, Inc. (a)	330,800	4,230,932
TOTAL CANADA		12,171,469
Chile - 15.6%
Banco de Chile sponsored ADR (d)	133,267	11,386,332
Banco Santander Chile sponsored ADR (d)	916,843	68,909,920
CAP SA	2,247,534	80,776,226
Compania Cervecerias Unidas SA	3,400,607	44,942,263

	Shares	Value
Compania Cervecerias Unidas SA sponsored ADR	8,028	$ 531,694
Compania Sudamericana de Vapores (a)	51,184,184	6,255,552
Embotelladora Andina SA:
Class A	975,556	4,546,870
Class B	2,819,596	16,353,952
Empresa Nacional de Electricidad SA	5,398,806	8,991,488
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,984,478	39,023,207
Enersis SA	35,324,499	11,744,347
Enersis SA sponsored ADR	1,296,547	21,457,853
Inversiones La Construccion SA	145,092	2,194,038
Lan Airlines SA sponsored ADR (d)	1,296,540	31,881,919
SACI Falabella	5,150,235	50,142,122
Sociedad Matriz SAAM SA	48,961,581	5,426,090
TOTAL CHILE		404,563,873
Colombia - 5.4%
BanColombia SA sponsored ADR	468,396	28,965,609
Bolsa de Valores de Colombia	592,791,382	9,658,792
Ecopetrol SA	15,010,618	43,136,399
Empresa de Telecomunicaciones de Bogota	40,480,188	9,012,671
Grupo de Inversiones Suramerica	1,406,654	24,097,043
Inversiones Argos SA	2,606,186	25,042,440
TOTAL COLOMBIA		139,912,954
Luxembourg - 0.3%
Millicom International Cellular SA (depository receipt)	91,313	8,271,093
Mexico - 23.8%
America Movil SAB de CV:
Series L	5,073,400	6,783,100
Series L sponsored ADR	9,852,684	262,968,136
Bolsa Mexicana de Valores SA de CV	9,060,580	17,305,616
Coca-Cola FEMSA SAB de CV sponsored ADR	126,600	14,076,654
Compartamos SAB de CV	3,158,971	3,178,331
Consorcio ARA SA de CV (a)	16,486,921	4,574,707
Corporacion Inmobiliaria Vesta SAB de CV	4,313,500	6,162,838
Embotelladoras Arca SAB de CC	484,908	3,051,983
Fibra Uno Administracion SA de CV	3,314,100	6,850,743
Fomento Economico Mexicano SAB de CV sponsored ADR	723,960	61,840,663
Grupo Modelo SAB de CV Series C	2,327,100	20,984,760
Industrias Penoles SA de CV	730,155	30,088,525
Kimberly-Clark de Mexico SA de CV Series A	21,852,000	45,680,761
Wal-Mart de Mexico SA de CV Series V	46,772,570	132,490,335
TOTAL MEXICO		616,037,152
Common Stocks - continued
	Shares	Value
Peru - 2.8%
Alicorp SA Class C	4,479,951	$ 11,566,667
Compania de Minas Buenaventura SA sponsored ADR	1,698,000	61,841,160
TOTAL PERU		73,407,827
United States of America - 1.4%
BPZ Energy, Inc. (a)(d)	3,293,700	7,509,636
Gran Tierra Energy, Inc. (Canada) (a)	1,649,500	7,549,688
Southern Copper Corp.	647,051	20,886,806
TOTAL UNITED STATES OF AMERICA		35,946,130
TOTAL COMMON STOCKS (Cost $1,599,928,231)		2,573,807,462
Nonconvertible Preferred Stocks - 0.1%

Colombia - 0.1%
Grupo de Inversiones Surameric (Cost $2,763,035)	161,141	2,940,302
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	7,464,542	$ 7,464,542
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	70,553,147	70,553,147
TOTAL MONEY MARKET FUNDS (Cost $78,017,689)		78,017,689
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $1,680,708,955)		2,654,765,453
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(63,893,653)
NET ASSETS - 100%		$ 2,590,871,800
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,463
Fidelity Securities Lending Cash Central Fund	421,897
Total	$ 442,360
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 54,716,829	$ 54,716,829	$ -	$ -
Consumer Staples	561,748,975	561,748,975	-	-
Energy	333,931,159	324,218,678	-	9,712,481
Financials	459,056,093	459,056,093	-	-
Industrials	137,773,792	137,773,792	-	-
Materials	378,587,570	378,587,570	-	-
Telecommunication Services	439,366,509	439,366,509	-	-
Utilities	211,566,837	211,566,837	-	-
Money Market Funds	78,017,689	78,017,689	-	-
Total Investments in Securities:	$ 2,654,765,453	$ 2,645,052,972	$ -	$ 9,712,481
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $1,682,739,874. Net unrealized appreciation aggregated $972,025,579, of which $1,115,502,325 related to appreciated investment securities and $143,476,746 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Latin America Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2012

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Latin America Fund

1.917416.101

FALAA-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Brazil - 49.6%
AES Tiete SA (PN) (non-vtg.)	4,489,345	$ 64,299,373
Banco Bradesco SA (PN)	2,873,116	44,305,322
BTG Pactual Participations Ltd. unit	201,720	2,972,840
CCR SA	6,991,700	58,343,778
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR (d)	3,263,030	125,789,807
sponsored ADR	345,425	10,701,267
Companhia Energetica de Sao Paulo Series A	630,400	11,468,530
CPFL Energia SA sponsored ADR (d)	1,108,699	25,655,295
Eletropaulo Metropolitana SA (PN-B)	1,784,420	16,762,681
Itau Unibanco Banco Multiplo SA	3,511,400	55,638,863
Itau Unibanco Banco Multiplo SA sponsored ADR	9,443,003	149,293,877
Itausa-Investimentos Itau SA (PN)	5,372,620	25,195,627
Light SA	2,222,800	27,204,677
Lupatech SA (a)	1,356,700	2,098,740
Lupatech SA (a)	4,975,704	9,712,481
M. Dias Branco SA	576,700	16,153,904
Multiplus SA	1,486,300	35,866,453
Petroleo Brasileiro SA - Petrobras:
(ON)	919,228	8,994,008
(PN) (non-vtg.)	8,998,371	85,627,676
(PN) sponsored ADR (non-vtg.)	3,268,661	62,202,619
sponsored ADR	5,051,420	99,159,375
Souza Cruz SA	3,760,700	53,037,395
Telefonica Brasil SA	1,239,613	29,054,564
Telefonica Brasil SA sponsored ADR (d)	1,706,883	39,855,718
TIM Participacoes SA	6,632,495	27,640,790
TIM Participacoes SA sponsored ADR (d)	792,304	16,757,230
Tractebel Energia SA	1,344,600	23,982,593
Usinas Siderurgicas de Minas Gerais SA - Usiminas	1,715,450	6,906,335
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	4,610,100	16,602,839
Vale SA:
(PN-A)	1,797,500	31,929,045
(PN-A) sponsored ADR	3,493,329	61,936,723
sponsored ADR	2,124,462	38,346,539
TOTAL BRAZIL		1,283,496,964
Canada - 0.5%
Petrominerales Ltd. (d)	858,100	7,940,537
Silver Standard Resources, Inc. (a)	330,800	4,230,932
TOTAL CANADA		12,171,469
Chile - 15.6%
Banco de Chile sponsored ADR (d)	133,267	11,386,332
Banco Santander Chile sponsored ADR (d)	916,843	68,909,920
CAP SA	2,247,534	80,776,226
Compania Cervecerias Unidas SA	3,400,607	44,942,263

	Shares	Value
Compania Cervecerias Unidas SA sponsored ADR	8,028	$ 531,694
Compania Sudamericana de Vapores (a)	51,184,184	6,255,552
Embotelladora Andina SA:
Class A	975,556	4,546,870
Class B	2,819,596	16,353,952
Empresa Nacional de Electricidad SA	5,398,806	8,991,488
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,984,478	39,023,207
Enersis SA	35,324,499	11,744,347
Enersis SA sponsored ADR	1,296,547	21,457,853
Inversiones La Construccion SA	145,092	2,194,038
Lan Airlines SA sponsored ADR (d)	1,296,540	31,881,919
SACI Falabella	5,150,235	50,142,122
Sociedad Matriz SAAM SA	48,961,581	5,426,090
TOTAL CHILE		404,563,873
Colombia - 5.4%
BanColombia SA sponsored ADR	468,396	28,965,609
Bolsa de Valores de Colombia	592,791,382	9,658,792
Ecopetrol SA	15,010,618	43,136,399
Empresa de Telecomunicaciones de Bogota	40,480,188	9,012,671
Grupo de Inversiones Suramerica	1,406,654	24,097,043
Inversiones Argos SA	2,606,186	25,042,440
TOTAL COLOMBIA		139,912,954
Luxembourg - 0.3%
Millicom International Cellular SA (depository receipt)	91,313	8,271,093
Mexico - 23.8%
America Movil SAB de CV:
Series L	5,073,400	6,783,100
Series L sponsored ADR	9,852,684	262,968,136
Bolsa Mexicana de Valores SA de CV	9,060,580	17,305,616
Coca-Cola FEMSA SAB de CV sponsored ADR	126,600	14,076,654
Compartamos SAB de CV	3,158,971	3,178,331
Consorcio ARA SA de CV (a)	16,486,921	4,574,707
Corporacion Inmobiliaria Vesta SAB de CV	4,313,500	6,162,838
Embotelladoras Arca SAB de CC	484,908	3,051,983
Fibra Uno Administracion SA de CV	3,314,100	6,850,743
Fomento Economico Mexicano SAB de CV sponsored ADR	723,960	61,840,663
Grupo Modelo SAB de CV Series C	2,327,100	20,984,760
Industrias Penoles SA de CV	730,155	30,088,525
Kimberly-Clark de Mexico SA de CV Series A	21,852,000	45,680,761
Wal-Mart de Mexico SA de CV Series V	46,772,570	132,490,335
TOTAL MEXICO		616,037,152
Common Stocks - continued
	Shares	Value
Peru - 2.8%
Alicorp SA Class C	4,479,951	$ 11,566,667
Compania de Minas Buenaventura SA sponsored ADR	1,698,000	61,841,160
TOTAL PERU		73,407,827
United States of America - 1.4%
BPZ Energy, Inc. (a)(d)	3,293,700	7,509,636
Gran Tierra Energy, Inc. (Canada) (a)	1,649,500	7,549,688
Southern Copper Corp.	647,051	20,886,806
TOTAL UNITED STATES OF AMERICA		35,946,130
TOTAL COMMON STOCKS (Cost $1,599,928,231)		2,573,807,462
Nonconvertible Preferred Stocks - 0.1%

Colombia - 0.1%
Grupo de Inversiones Surameric (Cost $2,763,035)	161,141	2,940,302
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	7,464,542	$ 7,464,542
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	70,553,147	70,553,147
TOTAL MONEY MARKET FUNDS (Cost $78,017,689)		78,017,689
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $1,680,708,955)		2,654,765,453
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(63,893,653)
NET ASSETS - 100%		$ 2,590,871,800
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,463
Fidelity Securities Lending Cash Central Fund	421,897
Total	$ 442,360
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 54,716,829	$ 54,716,829	$ -	$ -
Consumer Staples	561,748,975	561,748,975	-	-
Energy	333,931,159	324,218,678	-	9,712,481
Financials	459,056,093	459,056,093	-	-
Industrials	137,773,792	137,773,792	-	-
Materials	378,587,570	378,587,570	-	-
Telecommunication Services	439,366,509	439,366,509	-	-
Utilities	211,566,837	211,566,837	-	-
Money Market Funds	78,017,689	78,017,689	-	-
Total Investments in Securities:	$ 2,654,765,453	$ 2,645,052,972	$ -	$ 9,712,481
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $1,682,739,874. Net unrealized appreciation aggregated $972,025,579, of which $1,115,502,325 related to appreciated investment securities and $143,476,746 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nordic Fund

July 31, 2012

1.804855.108

NOR-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Bermuda - 1.6%
BW Offshore Ltd.	4,919,700	$ 4,529,923
Denmark - 30.9%
A.P. Moller - Maersk A/S Series B	428	2,969,318
Christian Hansen Holding A/S	335,200	9,582,448
Danske Bank A/S (a)	1,206,879	17,959,064
Jyske Bank A/S (Reg.) (a)	531,480	14,262,081
Novo Nordisk A/S Series B	296,601	45,732,230
TOTAL DENMARK		90,505,141
Finland - 11.5%
Amer Group PLC (A Shares)	808,700	9,189,051
Lassila & Tikahoja Oyj	642,600	7,890,737
Nokia Corp.	1,466,400	3,519,823
Sampo OYJ (A Shares)	493,900	13,126,203
TOTAL FINLAND		33,725,814
Norway - 9.7%
Gjensidige Forsikring ASA	462,200	5,674,412
Merkantildata ASA	852,600	7,143,251
Schibsted ASA (B Shares)	508,600	15,610,157
TOTAL NORWAY		28,427,820
Sweden - 43.7%
AarhusKarlshamn AB	150,800	4,911,619
Avanza Bank Holding AB	243,100	4,664,929
BioGaia AB	244,823	6,353,990
CDON Group AB (a)	813,453	4,844,367
DIBS Payment Services AB (c)	747,700	5,035,498
Industrial & Financial Systems AB (IFS)	534,100	8,874,637
Intrum Justitia AB	830,000	11,563,968
Meda AB (A Shares)	704,600	6,677,519
Saab AB (B Shares)	335,500	5,609,221

	Shares	Value
Svenska Handelsbanken AB (A Shares)	506,800	$ 17,631,973
Swedbank AB (A Shares)	835,900	14,577,686
Swedish Match Co. AB	446,000	18,802,350
Telefonaktiebolaget LM Ericsson (B Shares)	682,100	6,333,865
TeliaSonera AB	1,836,659	12,166,703
TOTAL SWEDEN		128,048,325
TOTAL COMMON STOCKS (Cost $292,661,757)		285,237,023
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 0.17% (b) (Cost $11,506,263)	11,506,263	11,506,263
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $304,168,020)		296,743,286
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(3,854,741)
NET ASSETS - 100%		$ 292,888,545
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,041
Fidelity Securities Lending Cash Central Fund	465,087
Total	$ 472,128
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DIBS Payment Services AB	$ -	$ 5,705,062	$ 102,391	$ 180,999	$ 5,035,498
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 29,643,575	$ 29,643,575	$ -	$ -
Consumer Staples	23,713,969	23,713,969	-	-
Energy	4,529,923	4,529,923	-	-
Financials	87,896,348	87,896,348	-	-
Health Care	58,763,739	13,031,509	45,732,230	-
Industrials	28,033,244	28,033,244	-	-
Information Technology	30,907,074	21,053,386	9,853,688	-
Materials	9,582,448	9,582,448	-	-
Telecommunication Services	12,166,703	12,166,703	-	-
Money Market Funds	11,506,263	11,506,263	-	-
Total Investments in Securities:	$ 296,743,286	$ 241,157,368	$ 55,585,918	$ -
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $309,876,842. Net unrealized depreciation aggregated $13,133,556, of which $17,631,630 related to appreciated investment securities and $30,765,186 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Overseas Fund

July 31, 2012

1.804876.108

OVE-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
Australia - 2.8%
Australia & New Zealand Banking Group Ltd.	1,044,679	$ 25,843,464
BHP Billiton Ltd.	625,052	20,762,646
Fortescue Metals Group Ltd. (d)	824,468	3,578,370
TOTAL AUSTRALIA		50,184,480
Bailiwick of Jersey - 1.7%
Experian PLC	957,900	14,252,495
WPP PLC	1,237,855	15,651,721
TOTAL BAILIWICK OF JERSEY		29,904,216
Belgium - 1.5%
Anheuser-Busch InBev SA NV	338,012	26,744,549
Bermuda - 0.4%
Li & Fung Ltd.	3,676,000	7,262,218
Brazil - 0.3%
Qualicorp SA (a)	513,000	4,568,734
Cayman Islands - 0.6%
China Medical System Holding Ltd.	6,358,875	3,148,810
Lifestyle International Holdings Ltd.	1,306,500	3,005,656
Shenzhou International Group Holdings Ltd.	2,451,000	4,330,110
TOTAL CAYMAN ISLANDS		10,484,576
Denmark - 2.0%
Danske Bank A/S (a)	828,814	12,333,236
Novo Nordisk A/S Series B	159,300	24,562,104
TOTAL DENMARK		36,895,340
Finland - 0.5%
Nokian Tyres PLC	222,300	8,886,597
France - 8.2%
ALTEN	142,200	4,015,398
BNP Paribas SA	277,571	10,303,760
Bureau Veritas SA	141,100	12,479,047
Christian Dior SA	106,197	14,706,322
Eurofins Scientific SA	73,500	9,567,960
Ipsos SA	290,200	8,437,377
JC Decaux SA	311,500	6,304,785
Laurent-Perrier Group	98,019	8,566,401
Pernod Ricard SA	149,524	16,099,594
PPR SA	95,400	14,320,380
Sanofi SA	417,284	34,045,171
VINCI SA	232,900	9,900,654
TOTAL FRANCE		148,746,849
Germany - 10.9%
adidas AG	187,200	14,075,520
Allianz AG	143,099	14,277,436
BASF AG	278,346	20,370,527
Bayer AG	332,097	25,297,178

	Shares	Value
Bayerische Motoren Werke AG (BMW)	164,444	$ 12,295,709
Brenntag AG	122,700	13,469,551
Deutsche Boerse AG	187,492	9,334,877
Deutsche Post AG	757,816	13,650,582
Fresenius SE	161,500	17,247,993
Linde AG	88,707	13,212,014
Pfeiffer Vacuum Technology AG	27,385	2,708,364
SAP AG	339,871	21,569,197
Siemens AG	228,343	19,349,562
TOTAL GERMANY		196,858,510
Hong Kong - 0.1%
City Telecom (HK) Ltd. (CTI)	7,267,000	1,642,784
Ireland - 1.6%
Accenture PLC Class A	136,200	8,212,860
DCC PLC (Ireland)	389,100	9,665,935
Kerry Group PLC Class A	260,664	11,850,640
TOTAL IRELAND		29,729,435
Israel - 0.4%
Israel Chemicals Ltd.	603,200	7,139,223
Italy - 2.5%
ENI SpA	939,400	19,370,671
Pirelli & C SpA (d)	681,400	6,908,371
Prysmian SpA	510,200	8,204,694
Saipem SpA	249,473	11,526,032
TOTAL ITALY		46,009,768
Japan - 16.0%
ABC-Mart, Inc.	303,200	12,219,683
Air Water, Inc.	641,000	7,709,399
Aozora Bank Ltd.	4,294,000	9,838,233
Asahi Group Holdings	311,200	6,985,620
Calbee, Inc. (d)	132,900	9,253,072
Canon, Inc.	434,500	14,509,333
Credit Saison Co. Ltd.	324,000	7,346,872
Don Quijote Co. Ltd.	203,800	6,798,894
Fanuc Corp.	107,000	16,519,557
Fast Retailing Co. Ltd.	30,800	6,325,503
Hitachi Ltd.	2,750,000	16,212,471
Honda Motor Co. Ltd. sponsored ADR	667,800	21,035,700
Hoya Corp.	487,700	10,817,601
Japan Tobacco, Inc.	551,300	17,318,861
JSR Corp.	388,000	6,829,601
Kansai Paint Co. Ltd.	638,000	6,659,401
Keyence Corp.	51,890	12,923,769
Misumi Group, Inc.	233,500	5,656,312
Mitsubishi Corp.	487,600	9,648,966
Nakanishi, Inc.	34,300	3,543,459
Nitori Holdings Co. Ltd.	55,350	5,175,135
NuFlare Technology, Inc.	638	5,093,208
Obic Co. Ltd.	25,590	5,191,808
ORIX Corp.	132,390	12,515,808
Rakuten, Inc.	1,019,000	10,138,156
Common Stocks - continued
	Shares	Value
Japan - continued
Seven Bank Ltd.	5,656,600	$ 14,113,124
Shinsei Bank Ltd.	5,886,000	6,631,215
SMC Corp.	57,600	9,676,316
USS Co. Ltd.	111,230	11,970,174
TOTAL JAPAN		288,657,251
Netherlands - 1.3%
AEGON NV	1,118,393	5,076,804
Akzo Nobel NV	220,081	11,888,932
ASML Holding NV (Netherlands)	113,400	6,549,662
TOTAL NETHERLANDS		23,515,398
Norway - 1.2%
DnB NOR ASA	1,208,000	12,726,232
Telenor ASA	480,200	8,142,021
TOTAL NORWAY		20,868,253
South Africa - 0.3%
Coronation Fund Managers Ltd.	1,665,500	5,924,962
Spain - 1.9%
Amadeus IT Holding SA Class A	588,700	12,737,457
Banco Bilbao Vizcaya Argentaria SA	1,282,024	8,357,741
Inditex SA	134,417	13,864,365
TOTAL SPAIN		34,959,563
Sweden - 2.6%
ASSA ABLOY AB (B Shares)	374,200	11,356,985
Atlas Copco AB (A Shares)	596,700	13,442,015
Svenska Handelsbanken AB (A Shares)	418,500	14,559,946
Swedbank AB (A Shares)	431,200	7,519,916
TOTAL SWEDEN		46,878,862
Switzerland - 8.4%
Aryzta AG	299,800	14,908,624
Nestle SA	823,845	50,672,839
Roche Holding AG (participation certificate)	197,550	35,066,491
Schindler Holding AG (participation certificate)	91,154	10,671,824
Syngenta AG (Switzerland)	44,730	15,252,129
UBS AG	1,189,703	12,515,700
Zurich Financial Services AG	60,037	13,387,335
TOTAL SWITZERLAND		152,474,942
United Kingdom - 27.6%
AMEC PLC	571,395	10,015,733
Anglo American PLC (United Kingdom)	336,100	10,012,133
Ashmore Group PLC	1,712,800	8,692,683
Babcock International Group PLC	776,000	10,444,954

	Shares	Value
Barclays PLC	1,063,083	$ 2,768,699
BHP Billiton PLC	704,796	20,551,069
BP PLC	1,884,600	12,513,619
British American Tobacco PLC (United Kingdom)	649,200	34,481,951
Bunzl PLC	581,907	10,163,500
Diageo PLC	1,045,980	27,958,779
Domino Printing Sciences PLC	938,314	8,128,024
GlaxoSmithKline PLC	1,547,000	35,596,101
ICAP PLC	1,832,400	9,147,404
Imperial Tobacco Group PLC	358,911	13,949,794
Johnson Matthey PLC	248,600	8,496,932
Kingfisher PLC	2,266,561	9,481,079
Meggitt PLC	2,197,300	13,211,716
Next PLC	296,500	14,964,086
Reckitt Benckiser Group PLC	396,600	21,806,852
Reed Elsevier PLC	1,628,100	13,733,077
Rolls-Royce Group PLC	1,011,606	13,489,325
Rotork PLC	291,200	10,071,668
Royal Dutch Shell PLC:
Class A (United Kingdom)	1,555,003	52,843,623
Class B (United Kingdom)	235,419	8,281,509
SABMiller PLC	369,500	15,971,868
Sage Group PLC	1,739,400	7,840,465
Serco Group PLC	1,257,473	11,365,865
Spirax-Sarco Engineering PLC	227,600	7,011,958
Standard Chartered PLC (United Kingdom)	948,765	21,784,748
SuperGroup PLC (a)(d)	257,000	1,685,286
Tate & Lyle PLC	918,395	9,503,377
Vodafone Group PLC	15,254,800	43,658,251
TOTAL UNITED KINGDOM		499,626,128
United States of America - 2.1%
Corrections Corp. of America	343,812	10,685,677
FMC Corp.	150,700	8,243,290
JPMorgan Chase & Co.	85,300	3,070,800
Lorillard, Inc.	70,000	9,004,800
Varian Medical Systems, Inc. (a)	125,000	6,822,500
TOTAL UNITED STATES OF AMERICA		37,827,067
TOTAL COMMON STOCKS (Cost $1,734,703,249)		1,715,789,705
Nonconvertible Preferred Stocks - 2.2%

Germany - 2.2%
Henkel AG & Co. KGaA	234,500	16,878,935
ProSiebenSat.1 Media AG	341,400	7,183,001
Volkswagen AG	84,268	14,411,985
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $36,206,908)		38,473,921
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	51,960,637	$ 51,960,637
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	9,900,859	9,900,859
TOTAL MONEY MARKET FUNDS (Cost $61,861,496)		61,861,496
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,832,771,653)		1,816,125,122
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(8,601,397)
NET ASSETS - 100%		$ 1,807,523,725
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 64,878
Fidelity Securities Lending Cash Central Fund	1,120,119
Total	$ 1,184,997
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 265,170,890	$ 196,891,624	$ 68,279,266	$ -
Consumer Staples	311,956,556	189,213,724	122,742,832	-
Energy	114,551,187	21,541,765	93,009,422	-
Financials	248,070,995	168,906,799	79,164,196	-
Health Care	194,897,767	97,150,932	97,746,835	-
Industrials	271,666,256	210,815,543	60,850,713	-
Information Technology	133,801,253	40,934,204	92,867,049	-
Materials	160,705,666	82,941,421	77,764,245	-
Telecommunication Services	53,443,056	8,142,021	45,301,035	-
Money Market Funds	61,861,496	61,861,496	-	-
Total Investments in Securities:	$ 1,816,125,122	$ 1,078,399,529	$ 737,725,593	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 40,741,105
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $1,840,631,579. Net unrealized depreciation aggregated $24,506,457, of which $109,979,575 related to appreciated investment securities and $134,486,032 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pacific Basin Fund

July 31, 2012

1.804825.108

PAF-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Australia - 7.7%
Acrux Ltd. (a)(d)	434,232	$ 1,734,071
Alkane Resources Ltd.	1,142,478	984,517
Austal Ltd.	1,485,537	2,513,453
Australia & New Zealand Banking Group Ltd.	23,787	588,447
carsales.com Ltd. (d)	302,468	2,005,719
Goodman Group unit	1,166,245	4,608,282
Iluka Resources Ltd.	223,299	2,231,663
Imdex Ltd.	639,124	1,057,857
Karoon Gas Australia Ltd. (a)	443,513	1,729,186
Linc Energy Ltd. (a)(d)	1,019,471	573,179
Mesoblast Ltd. (a)(d)	438,761	2,900,281
Navitas Ltd.	794,644	3,240,155
Newcrest Mining Ltd.	171,361	4,231,957
Origin Energy Ltd.	476,985	5,919,922
realestate.com.au Ltd. (d)	140,411	2,020,068
SEEK Ltd.	372,891	2,386,495
Starpharma Holdings Ltd. (a)	1,005,390	1,547,867
Sydney Airport unit	999,615	3,309,061
TOTAL AUSTRALIA		43,582,180
Bermuda - 4.9%
Biosensors International Group Ltd. (a)	6,179,000	6,107,498
Cheung Kong Infrastructure Holdings Ltd.	503,000	3,058,332
China Animal Healthcare Ltd.	11,668,000	2,531,630
China Foods Ltd.	2,510,000	2,359,588
China Resources Gas Group Ltd.	1,064,000	2,058,107
China Singyes Solar Tech Holdings Ltd.	3,042,000	988,541
Imagi International Holdings Ltd. (a)	51,200,000	660,245
Kunlun Energy Co. Ltd.	1,252,000	2,027,818
REXLot Holdings Ltd.	49,186,967	3,108,001
Vtech Holdings Ltd.	382,300	4,498,546
TOTAL BERMUDA		27,398,306
Cayman Islands - 16.1%
21Vianet Group, Inc. ADR (a)(d)	126,600	1,273,596
3SBio, Inc. sponsored ADR (a)	178,100	1,973,348
51job, Inc. sponsored ADR (a)(d)	99,400	3,444,210
AirMedia Group, Inc. ADR (a)	875,900	1,550,343
Airtac International Group	469,000	2,381,029
Ambow Education Holding Ltd. ADR (a)(d)	62,100	181,332
AMVIG Holdings Ltd.	9,052,000	4,097,195
AutoNavi Holdings Ltd. ADR (a)	154,800	1,914,876
Baidu.com, Inc. sponsored ADR (a)	60,800	7,327,616
Bitauto Holdings Ltd. ADR (a)	344,670	1,337,320
China Automation Group Ltd.	5,211,000	934,052
China High Precision Automation Group Ltd.	4,875,000	843,964
China Lilang Ltd.	2,082,000	1,269,921
China Lodging Group Ltd. ADR (a)	69,400	799,488
China Mengniu Dairy Co. Ltd.	1,905,000	5,674,688

	Shares	Value
China Metal Recycling (Holdings) Ltd.	2,572,200	$ 1,827,643
China State Construction International Holdings Ltd.	2,947,302	3,078,539
China ZhengTong Auto Services Holdings Ltd. (a)	2,597,000	1,239,107
CNinsure, Inc. ADR (a)(d)	178,700	1,063,265
EVA Precision Industrial Holdings Ltd.	48,434,000	3,684,999
Fook Woo Group Holdings Ltd. (a)	11,590,000	1,023,786
Greatview Aseptic Pack Co. Ltd. (a)	2,779,000	1,343,862
Haitian International Holdings Ltd.	2,294,000	2,212,738
Hutchison China Meditech Ltd. (a)	196,669	1,171,720
Jiayuan.com International Ltd. sponsored ADR (a)(d)	201,300	825,330
Kingdee International Software Group Co. Ltd. (a)	6,925,513	803,766
Kingsoft Corp. Ltd.	1,961,000	814,270
KongZhong Corp. sponsored ADR (a)	351,200	2,718,288
Minth Group Ltd.	2,370,000	2,429,688
MStar Semiconductor, Inc.	261,000	1,669,389
New Oriental Education & Technology Group, Inc. sponsored ADR (d)	91,600	1,046,072
NVC Lighting Holdings Ltd.	6,861,000	1,247,503
Perfect World Co. Ltd. sponsored ADR Class B	216,775	2,087,543
Royale Furniture Holdings Ltd.	22,347,910	2,968,309
Shenguan Holdings Group Ltd.	9,116,000	5,113,621
SINA Corp. (a)(d)	20,700	939,987
SOHO China Ltd.	1,374,000	1,022,345
SouFun Holdings Ltd. ADR (d)	245,700	2,914,002
Tencent Holdings Ltd.	232,500	6,949,785
VanceInfo Technologies, Inc. ADR (a)(d)	176,700	1,680,417
VisionChina Media, Inc. ADR (a)(d)	829,200	215,758
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	240,300	3,248,856
TOTAL CAYMAN ISLANDS		90,343,566
China - 2.5%
Dalian Port (PDA) Co. Ltd. (H Shares)	1,260,000	251,847
NQ Mobile, Inc. ADR (a)(d)	33,900	254,928
Ping An Insurance Group Co. China Ltd. (H Shares)	1,194,500	9,373,067
Travelsky Technology Ltd. (H Shares)	2,582,000	1,258,586
Yantai Changyu Pioneer Wine Co. (B Shares)	406,510	2,741,624
TOTAL CHINA		13,880,052
Hong Kong - 1.9%
China Unicom Ltd.	694,000	1,015,403
CNOOC Ltd.	202,000	405,223
Magnificent Estates Ltd.	56,182,000	2,101,020
Techtronic Industries Co. Ltd.	2,790,000	3,777,709
Tian An China Investments Co. Ltd.	4,934,800	2,545,450
YGM Trading Ltd.	501,000	1,139,650
TOTAL HONG KONG		10,984,455
Common Stocks - continued
	Shares	Value
India - 1.8%
Educomp Solutions Ltd.	349,410	$ 1,007,478
Financial Technologies India Ltd.	168,768	2,189,033
Geodesic Ltd.	1,605,385	1,069,101
IndusInd Bank Ltd.	340,379	2,114,669
INFO Edge India Ltd.	350,752	2,028,061
NIIT Ltd.	2,239,873	1,487,605
TOTAL INDIA		9,895,947
Indonesia - 4.4%
PT AKR Corporindo Tbk	3,866,500	1,494,199
PT Bank Rakyat Indonesia Tbk	786,000	582,530
PT Ciputra Development Tbk	59,580,000	4,100,260
PT Jasa Marga Tbk	3,158,000	1,905,832
PT Lippo Karawaci Tbk	12,630,500	1,190,167
PT Media Nusantara Citra Tbk	23,850,000	5,997,214
PT Mitra Adiperkasa Tbk	5,334,500	4,066,528
PT MNC Sky Vision Tbk	8,196,000	1,475,191
PT Nippon Indosari Corpindo Tbk	5,499,500	2,823,986
PT Pembangunan Perumahan Persero Tbk	4,352,000	276,463
PT Tiga Pilar Sejahtera Food Tbk	10,801,000	823,368
TOTAL INDONESIA		24,735,738
Ireland - 0.5%
James Hardie Industries NV CDI	331,665	2,917,336
Japan - 39.0%
ACOM Co. Ltd. (a)	51,950	1,080,307
Aeon Credit Service Co. Ltd. (d)	692,100	13,191,884
Aeon Mall Co. Ltd.	11,900	284,629
Asahi Diamond Industrial Co. Ltd.	151,300	1,741,264
Calbee, Inc. (d)	37,500	2,610,912
Chiyoda Co. Ltd.	96,200	2,311,188
Chiyoda Corp.	163,000	2,117,009
Credit Saison Co. Ltd.	156,900	3,557,791
DeNA Co. Ltd. (d)	104,600	2,266,310
Digital Garage, Inc. (a)(d)	740	1,234,775
Fuji Heavy Industries Ltd.	602,000	4,462,319
Fuji Spinning Co. Ltd. (d)	3,671,000	8,862,202
Fujitsu Ltd.	717,000	2,812,830
GMO Internet, Inc.	843,800	4,231,116
Hamakyorex Co. Ltd.	84,200	2,838,916
Haseko Corp. (a)	2,931,500	2,007,977
Hikari Tsushin, Inc.	62,000	2,957,209
Honeys Co. Ltd.	170,010	3,125,243
Horiba Ltd.	73,100	2,580,368
Internet Initiative Japan, Inc.	645	2,772,313
ISE Chemical Corp. (d)	456,000	2,462,539
Japan Tobacco, Inc.	285,800	8,978,289
Kenedix Realty Investment Corp.	1,825	5,846,429
Message Co. Ltd.	1,341	4,658,729
Micronics Japan Co. Ltd.	339,900	1,163,696
MS&AD Insurance Group Holdings, Inc.	276,500	4,471,698
NEC Leasing Ltd.	169,700	2,287,154

	Shares	Value
Nihon M&A Center, Inc.	133,800	$ 3,952,994
Nihon Parkerizing Co. Ltd.	109,000	1,530,461
Nintendo Co. Ltd.	4,800	533,956
Nippon Seiki Co. Ltd.	684,000	6,709,172
Nitta Corp.	347,600	5,328,625
NSD Co. Ltd.	200,300	1,755,955
NTT Urban Development Co.	3,959	3,190,445
ORIX Corp.	206,720	19,542,770
Osaka Securities Exchange Co. Ltd.	928	5,482,001
Point, Inc.	33,180	1,158,577
Pola Orbis Holdings, Inc.	50,900	1,657,062
Proto Corp.	54,900	1,744,692
Rakuten, Inc.	296,300	2,947,925
Rohto Pharmaceutical Co. Ltd.	706,000	9,546,031
Round One Corp.	159,900	820,669
Saizeriya Co. Ltd. (d)	157,900	2,417,478
Sankyo Seiko Co. Ltd.	675,900	2,332,678
Shinsei Bank Ltd.	3,011,000	3,392,217
SHO-BOND Holdings Co. Ltd.	87,200	2,589,432
So-Net Entertainment Corp.	2,086	8,761,786
Softbank Corp.	352,800	13,460,663
Sony Financial Holdings, Inc.	225,400	3,595,062
Toridoll Corp.	215,800	3,736,192
Toyo Engineering Corp.	701,000	2,997,246
Tsutsumi Jewelry Co. Ltd.	13,800	323,663
Universal Entertainment Corp.	142,100	3,143,435
Wacom Co. Ltd.	779	1,734,258
Xebio Co. Ltd.	50,000	1,087,889
Yamato Kogyo Co. Ltd.	234,600	6,614,135
TOTAL JAPAN		219,002,565
Korea (South) - 9.4%
Daou Technology, Inc.	829,130	8,286,384
Duksan Hi-Metal Co. Ltd. (a)	169,183	3,164,689
Hyundai Home Shopping Network Corp.	21,378	1,792,418
Korea Electric Power Corp. (a)	222,030	4,959,857
Korea Plant Service & Engineering Co. Ltd.	42,977	1,898,609
Lock & Lock Co. Ltd.	69,200	1,667,772
Lotte Chilsung Beverage Co. Ltd.	730	843,844
Mando Corp.	13,957	2,018,245
Medy-Tox, Inc.	45,998	2,481,605
NCsoft Corp.	8,463	1,676,626
NHN Corp.	14,080	3,424,517
Samsung Electronics Co. Ltd.	12,581	14,565,278
Sapphire Technology Co. Ltd.	51,480	2,035,214
Soulbrain Co. Ltd.	25,353	739,958
TK Corp. (a)	160,368	3,588,411
TOTAL KOREA (SOUTH)		53,143,427
Luxembourg - 0.6%
Samsonite International SA	2,115,600	3,601,161
Malaysia - 1.4%
IJM Land Bhd warrants 9/11/13 (a)	116,970	41,554
Common Stocks - continued
	Shares	Value
Malaysia - continued
JobStreet Corp. Bhd	7,040,150	$ 4,731,738
Muhibbah Engineering (M) Bhd	4,491,400	1,329,667
WCT Bhd	2,340,600	1,895,253
TOTAL MALAYSIA		7,998,212
Philippines - 0.8%
Alliance Global Group, Inc.	15,818,142	4,425,821
Singapore - 3.6%
CSE Global Ltd.	7,480,500	5,139,688
Global Logistic Properties Ltd.	1,739,000	3,144,286
Goodpack Ltd.	6,206,000	8,627,756
Goodpack Ltd. warrants 11/30/12 (a)	2,233,800	1,886,536
OSIM International Ltd.	1,668,000	1,635,294
Tat Hong Holdings Ltd. warrants 8/2/13 (a)	125,700	1,313
TOTAL SINGAPORE		20,434,873
Taiwan - 2.2%
104 Corp.	198,000	453,006
Lite-On Technology Corp.	2,387,333	3,010,081
Lung Yen Life Service Co. Ltd.	542,000	1,730,635
Pacific Hospital Supply Co. Ltd.	485,100	1,279,990
PChome Online, Inc.	101,000	651,069
Tong Hsing Electronics Industries Ltd.	1,205,096	3,453,482
WPG Holding Co. Ltd.	1,525,000	1,624,833
TOTAL TAIWAN		12,203,096
Thailand - 1.3%
Toyo-Thai Corp. PCL	11,403,800	5,580,506
Toyo-Thai Corp. PCL NVDR	3,164,300	1,548,466
TOTAL THAILAND		7,128,972
United Kingdom - 0.3%
SAIC Motor Corp. Ltd. Class A (UBS Warrant Programme) warrants 9/16/14 (a)	844,282	1,698,663

	Shares	Value
United States of America - 1.1%
GI Dynamics, Inc. CDI	2,123,464	$ 2,119,971
YOU On Demand Holdings, Inc. (a)	440,068	1,958,303
Zhongpin, Inc. (a)	181,600	1,870,480
TOTAL UNITED STATES OF AMERICA		5,948,754
TOTAL COMMON STOCKS (Cost $518,422,772)		559,323,124
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.17% (b)	157,110	157,110
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	22,916,128	22,916,128
TOTAL MONEY MARKET FUNDS (Cost $23,073,238)		23,073,238
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $541,496,010)		582,396,362
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(20,500,351)
NET ASSETS - 100%		$ 561,896,011
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 896
Fidelity Securities Lending Cash Central Fund	733,894
Total	$ 734,790
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 101,157,773	$ 51,009,265	$ 50,148,508	$ -
Consumer Staples	36,744,965	22,251,199	13,246,263	1,247,503
Energy	10,655,328	10,250,105	405,223	-
Financials	95,708,218	28,259,653	67,448,565	-
Health Care	41,301,597	27,096,837	14,204,760	-
Industrials	89,704,966	62,940,691	25,740,489	1,023,786
Information Technology	127,791,020	97,099,693	29,847,363	843,964
Materials	31,706,895	21,099,760	10,607,135	-
Telecommunication Services	14,476,066	-	14,476,066	-
Utilities	10,076,296	5,116,439	4,959,857	-
Money Market Funds	23,073,238	23,073,238	-	-
Total Investments in Securities:	$ 582,396,362	$ 348,196,880	$ 231,084,229	$ 3,115,253

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 290,264,196
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $560,945,991. Net unrealized appreciation aggregated $21,450,371, of which $127,815,832 related to appreciated investment securities and $106,365,461 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series International
Growth Fund

July 31, 2012

1.907949.102

GSV-S-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 5.3%
Coca-Cola Amatil Ltd.	5,779,199	$ 84,601,908
CSL Ltd.	3,547,640	159,194,776
Newcrest Mining Ltd.	1,582,820	39,089,560
Newcrest Mining Ltd. sponsored ADR	925,486	22,748,446
Sydney Airport unit	7,043,521	23,316,414
Woodside Petroleum Ltd.	1,806,844	64,084,917
WorleyParsons Ltd.	2,262,480	62,032,634
TOTAL AUSTRALIA		455,068,655
Austria - 1.0%
Andritz AG	1,407,298	77,148,741
Zumtobel AG	1,100,497	11,841,180
TOTAL AUSTRIA		88,989,921
Bailiwick of Guernsey - 0.3%
Resolution Ltd.	8,355,027	26,984,824
Bailiwick of Jersey - 0.9%
Informa PLC	3,498,713	20,296,191
Randgold Resources Ltd. sponsored ADR	617,465	55,250,768
TOTAL BAILIWICK OF JERSEY		75,546,959
Belgium - 4.6%
Anheuser-Busch InBev SA NV	3,967,181	313,895,565
Umicore SA	1,761,453	78,130,869
TOTAL BELGIUM		392,026,434
Bermuda - 1.3%
Lazard Ltd. Class A	867,948	23,304,404
Li & Fung Ltd.	37,772,000	74,621,461
Trinity Ltd.	23,520,000	15,377,307
TOTAL BERMUDA		113,303,172
Brazil - 1.0%
Arezzo Industria e Comercio SA	1,456,200	22,860,606
Braskem SA Class A sponsored ADR (a)(d)	150,277	1,825,866
Iguatemi Empresa de Shopping Centers SA	997,200	21,338,678
Multiplan Empreendimentos Imobiliarios SA	1,534,800	38,811,895
TOTAL BRAZIL		84,837,045
Canada - 1.9%
Agnico-Eagle Mines Ltd. (Canada)	825,500	36,227,008
Fairfax Financial Holdings Ltd. (sub. vtg.)	100,200	37,718,004
First Quantum Minerals Ltd.	1,246,615	22,636,346
Common Stocks - continued
	Shares	Value
Canada - continued
Goldcorp, Inc.	1,305,700	$ 47,132,014
Open Text Corp. (a)	418,500	18,908,346
TOTAL CANADA		162,621,718
Cayman Islands - 1.4%
Baidu.com, Inc. sponsored ADR (a)	334,520	40,316,350
Sands China Ltd.	28,320,400	83,814,097
TOTAL CAYMAN ISLANDS		124,130,447
Denmark - 3.3%
Novo Nordisk A/S Series B sponsored ADR	1,540,166	238,017,254
William Demant Holding A/S (a)	531,200	50,193,993
TOTAL DENMARK		288,211,247
Finland - 1.7%
Nokian Tyres PLC	2,503,992	100,098,823
Outotec Oyj	1,003,918	46,123,141
TOTAL FINLAND		146,221,964
France - 3.4%
Alstom SA	2,135,353	71,043,229
Danone SA	2,005,705	122,107,706
Remy Cointreau SA (d)	439,803	51,948,827
Safran SA	1,519,786	51,601,124
TOTAL FRANCE		296,700,886
Germany - 3.0%
alstria office REIT-AG	785,999	8,749,292
Linde AG	1,359,819	202,531,334
Siemens AG sponsored ADR (d)	572,255	48,464,276
TOTAL GERMANY		259,744,902
India - 0.4%
Bharti Airtel Ltd.	5,922,962	31,986,766
Ireland - 1.3%
CRH PLC sponsored ADR	3,151,500	57,609,420
James Hardie Industries NV CDI	6,113,193	53,771,848
TOTAL IRELAND		111,381,268
Israel - 0.2%
Azrieli Group	899,186	19,185,644
Common Stocks - continued
	Shares	Value
Italy - 0.9%
Fiat Industrial SpA	5,753,700	$ 56,634,820
Interpump Group SpA	2,890,349	20,004,105
TOTAL ITALY		76,638,925
Japan - 11.3%
Autobacs Seven Co. Ltd.	798,600	39,306,476
Denso Corp.	3,736,600	119,047,784
Fanuc Corp.	911,000	140,647,816
Fast Retailing Co. Ltd.	320,800	65,883,815
Japan Tobacco, Inc.	1,135,200	35,661,837
JS Group Corp.	1,563,800	32,682,357
Keyence Corp.	436,000	108,590,544
Kobayashi Pharmaceutical Co. Ltd.	705,500	36,788,244
Mitsui Fudosan Co. Ltd.	2,740,000	52,792,510
Nintendo Co. Ltd.	351,100	39,056,671
Osaka Securities Exchange Co. Ltd.	6,306	37,251,612
SHO-BOND Holdings Co. Ltd.	849,400	25,223,202
SMC Corp.	253,000	42,501,874
Unicharm Corp.	1,090,500	60,078,897
USS Co. Ltd.	880,780	94,786,391
Yamato Kogyo Co. Ltd.	1,574,000	44,376,165
TOTAL JAPAN		974,676,195
Mexico - 0.4%
Wal-Mart de Mexico SA de CV Series V	10,783,700	30,546,451
Netherlands - 2.1%
ASML Holding NV	2,713,400	156,020,500
DE Master Blenders 1753 NV (a)	2,414,441	27,981,289
TOTAL NETHERLANDS		184,001,789
Portugal - 1.0%
Jeronimo Martins SGPS SA	5,575,273	87,462,653
South Africa - 0.9%
Clicks Group Ltd.	4,020,927	26,538,784
JSE Ltd.	2,938,635	26,848,994
Mr Price Group Ltd.	1,595,500	23,760,284
TOTAL SOUTH AFRICA		77,148,062
Spain - 1.4%
Inditex SA	887,703	91,561,622
Prosegur Compania de Seguridad SA (Reg.)	7,124,433	32,784,475
TOTAL SPAIN		124,346,097
Common Stocks - continued
	Shares	Value
Sweden - 3.1%
ASSA ABLOY AB (B Shares)	1,910,539	$ 57,984,935
Fagerhult AB	320,870	9,106,175
H&M Hennes & Mauritz AB (B Shares)	3,176,525	117,566,901
Swedish Match Co. AB	1,964,400	82,814,655
TOTAL SWEDEN		267,472,666
Switzerland - 9.3%
Nestle SA	7,160,365	440,417,820
Roche Holding AG (participation certificate)	1,029,429	182,730,765
Schindler Holding AG:
(participation certificate)	373,924	43,777,029
(Reg.)	79,700	9,355,342
Swatch Group AG (Bearer)	263,120	104,757,497
UBS AG (NY Shares)	1,850,478	19,615,067
TOTAL SWITZERLAND		800,653,520
Turkey - 1.5%
Anadolu Efes Biracilik ve Malt Sanayii A/S	1,540,623	20,943,924
Coca-Cola Icecek A/S	3,117,007	48,452,236
Tupras-Turkiye Petrol Rafinerileri A/S	1,006,000	22,195,504
Turkiye Garanti Bankasi A/S	10,048,000	39,187,676
TOTAL TURKEY		130,779,340
United Kingdom - 18.0%
Anglo American PLC (United Kingdom)	1,729,500	51,520,335
Babcock International Group PLC	3,851,500	51,841,160
BG Group PLC	11,267,872	222,949,123
BHP Billiton PLC ADR (d)	2,664,890	155,256,491
GlaxoSmithKline PLC sponsored ADR	5,044,568	232,050,128
InterContinental Hotel Group PLC ADR	3,728,415	92,091,851
Johnson Matthey PLC	2,168,600	74,120,861
Reckitt Benckiser Group PLC	2,247,387	123,571,449
Rolls-Royce Group PLC	6,791,111	90,556,506
Rotork PLC	1,473,797	50,973,879
SABMiller PLC	3,071,183	132,753,803
Serco Group PLC	5,453,002	49,287,805
Shaftesbury PLC	2,730,400	23,309,270
Standard Chartered PLC (United Kingdom)	7,128,600	163,680,948
Unite Group PLC	4,500,300	14,958,286
Victrex PLC	1,132,107	22,524,419
TOTAL UNITED KINGDOM		1,551,446,314
Common Stocks - continued
	Shares	Value
United States of America - 15.3%
Allergan, Inc.	437,800	$ 35,930,246
Amazon.com, Inc. (a)	242,701	56,622,143
Autoliv, Inc. (d)	1,603,700	90,721,309
Berkshire Hathaway, Inc. Class B (a)	1,045,682	88,715,661
BorgWarner, Inc. (a)	703,557	47,208,675
CME Group, Inc.	704,000	36,685,440
Cymer, Inc. (a)	680,079	38,907,320
FMC Technologies, Inc. (a)	836,612	37,747,933
Freeport-McMoRan Copper & Gold, Inc.	625,400	21,057,218
Lam Research Corp. (a)	540,734	18,606,657
Martin Marietta Materials, Inc. (d)	268,300	20,160,062
MasterCard, Inc. Class A	343,991	150,176,151
Mead Johnson Nutrition Co. Class A	1,273,500	92,914,560
Mohawk Industries, Inc. (a)	699,215	46,448,852
National Oilwell Varco, Inc.	559,266	40,434,932
Philip Morris International, Inc.	2,103,792	192,370,740
PriceSmart, Inc.	338,975	24,412,980
ResMed, Inc.	1,333,300	42,078,948
Solera Holdings, Inc.	514,041	20,073,301
SS&C Technologies Holdings, Inc. (a)	814,700	19,797,210
Union Pacific Corp.	738,300	90,522,963
Visa, Inc. Class A	865,099	111,658,328
TOTAL UNITED STATES OF AMERICA		1,323,251,629
TOTAL COMMON STOCKS (Cost $7,352,522,205)		8,305,365,493
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.17% (b)	316,198,609	316,198,609
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	105,591,879	105,591,879
TOTAL MONEY MARKET FUNDS (Cost $421,790,488)		421,790,488
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $7,774,312,693)		8,727,155,981
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(96,530,019)
NET ASSETS - 100%		$ 8,630,625,962
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 277,712
Fidelity Securities Lending Cash Central Fund	3,193,381
Total	$ 3,471,093
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,306,832,085	$ 987,807,619	$ 319,024,466	$ -
Consumer Staples	2,036,264,328	1,589,839,785	446,424,543	-
Energy	449,445,043	449,445,043	-	-
Financials	679,138,205	589,094,083	90,044,122	-
Health Care	940,196,110	940,196,110	-	-
Industrials	1,133,422,548	892,367,299	241,055,249	-
Information Technology	722,111,378	574,464,163	147,647,215	-
Materials	1,005,969,030	961,592,865	44,376,165	-
Telecommunication Services	31,986,766	31,986,766	-	-
Money Market Funds	421,790,488	421,790,488	-	-
Total Investments in Securities:	$ 8,727,155,981	$ 7,438,584,221	$ 1,288,571,760	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 444,468,893
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $7,782,481,018. Net unrealized appreciation aggregated $944,674,963, of which $1,272,299,088 related to appreciated investment securities and $327,624,125 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series International
Small Cap Fund

July 31, 2012

1.907962.102

SCF-S-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
Australia - 1.0%
Ramsay Health Care Ltd.	300,393	$ 7,488,001
Sydney Airport unit	3,067,350	10,153,956
TOTAL AUSTRALIA		17,641,957
Austria - 2.0%
Andritz AG	487,524	26,726,296
Zumtobel AG (d)	730,019	7,854,893
TOTAL AUSTRIA		34,581,189
Bailiwick of Guernsey - 0.5%
Resolution Ltd.	2,818,221	9,102,208
Bailiwick of Jersey - 1.4%
Informa PLC	2,739,642	15,892,786
Randgold Resources Ltd. sponsored ADR	88,600	7,927,928
TOTAL BAILIWICK OF JERSEY		23,820,714
Belgium - 1.4%
Gimv NV	227,709	9,960,156
Umicore SA	321,281	14,250,714
TOTAL BELGIUM		24,210,870
Bermuda - 0.9%
GP Investments Ltd. (depositary receipt) (a)	1,266,800	2,528,407
Lazard Ltd. Class A	167,001	4,483,977
Trinity Ltd.	13,042,000	8,526,821
TOTAL BERMUDA		15,539,205
Brazil - 2.7%
Arezzo Industria e Comercio SA	592,000	9,293,695
Banco ABC Brasil SA	1,843,000	9,632,310
Banco ABC Brasil SA rights 8/2/12 (a)	56,742	78,787
Banco Pine SA	1,215,064	7,963,259
Iguatemi Empresa de Shopping Centers SA	207,900	4,448,768
Multiplan Empreendimentos Imobiliarios SA	357,700	9,045,488
T4F Entretenimento SA	609,500	5,002,825
TOTAL BRAZIL		45,465,132
British Virgin Islands - 0.3%
Gem Diamonds Ltd. (a)	1,487,975	4,598,188
Canada - 3.3%
Agnico-Eagle Mines Ltd. (Canada)	115,040	5,048,522
Baytex Energy Corp. (d)	98,700	4,092,283
Common Stocks - continued
	Shares	Value
Canada - continued
Copper Mountain Mining Corp. (a)	913,100	$ 2,940,931
Eldorado Gold Corp.	548,500	5,934,312
Fairfax Financial Holdings Ltd. (sub. vtg.)	30,868	11,619,554
Open Text Corp. (a)	144,000	6,506,098
Painted Pony Petroleum Ltd. Class A (a)	563,800	5,256,549
Pason Systems, Inc.	404,900	5,870,515
Petrominerales Ltd.	403,550	3,734,301
TAG Oil Ltd. (a)	720,800	5,038,448
TOTAL CANADA		56,041,513
Cayman Islands - 0.2%
Vantage Drilling Co. (a)	1,748,469	2,745,096
Denmark - 0.4%
William Demant Holding A/S (a)	79,964	7,555,935
Finland - 2.4%
Nokian Tyres PLC	476,100	19,032,429
Outotec Oyj	489,700	22,498,354
TOTAL FINLAND		41,530,783
France - 3.0%
Laurent-Perrier Group	93,724	8,191,038
Remy Cointreau SA (d)	157,773	18,635,894
Saft Groupe SA	342,949	7,785,244
Vetoquinol SA	153,229	3,996,899
Virbac SA	76,200	13,397,801
TOTAL FRANCE		52,006,876
Germany - 4.5%
alstria office REIT-AG	785,979	8,749,069
Bilfinger Berger AG	167,898	13,805,855
CompuGROUP Holding AG	549,454	7,713,710
CTS Eventim AG	696,354	20,477,376
Fielmann AG	168,795	15,146,494
Software AG (Bearer)	344,000	11,241,722
TOTAL GERMANY		77,134,226
India - 0.7%
Apollo Tyres Ltd.	2,330,567	3,261,368
Jyothy Laboratories Ltd.	3,738,686	8,347,444
TOTAL INDIA		11,608,812
Common Stocks - continued
	Shares	Value
Ireland - 1.2%
James Hardie Industries NV CDI	2,326,724	$ 20,465,941
Israel - 0.9%
Azrieli Group	350,813	7,485,185
Ituran Location & Control Ltd.	627,995	7,096,344
TOTAL ISRAEL		14,581,529
Italy - 1.8%
Azimut Holding SpA	1,138,464	10,897,961
Interpump Group SpA	2,832,666	19,604,881
TOTAL ITALY		30,502,842
Japan - 21.4%
Air Water, Inc.	372,000	4,474,097
Aozora Bank Ltd.	3,306,000	7,574,569
Asahi Co. Ltd. (d)	433,400	7,137,705
Autobacs Seven Co. Ltd.	401,700	19,771,364
Azbil Corp.	309,900	6,268,244
Cosmos Pharmaceutical Corp.	63,600	5,172,133
Daikoku Denki Co. Ltd.	229,000	4,207,831
Daikokutenbussan Co. Ltd. (d)	484,900	13,575,381
FCC Co. Ltd.	805,700	12,432,563
GCA Savvian Group Corp. (d)	5,863	5,316,264
Glory Ltd.	432,500	8,949,470
Goldcrest Co. Ltd.	469,760	7,232,009
Iwatsuka Confectionary Co. Ltd.	5,700	214,786
Kamigumi Co. Ltd.	1,277,000	10,240,813
Kobayashi Pharmaceutical Co. Ltd.	502,900	26,223,682
Kyoto Kimono Yuzen Co. Ltd.	378,500	4,427,100
Meiko Network Japan Co. Ltd.	439,400	4,445,709
Miraial Co. Ltd.	102,000	1,474,408
Nabtesco Corp.	504,400	11,007,197
Nagaileben Co. Ltd.	509,900	7,704,618
Nihon M&A Center, Inc.	569,600	16,828,293
Nihon Parkerizing Co. Ltd.	801,000	11,246,783
Nikkiso Co. Ltd.	357,000	4,071,463
Nippon Seiki Co. Ltd.	692,000	6,787,642
Nippon Thompson Co. Ltd.	2,178,000	9,358,534
NS Tool Co., Ltd.	500	16,574
Obic Co. Ltd.	55,250	11,209,355
Osaka Securities Exchange Co. Ltd.	5,064	29,914,710
OSG Corp.	926,000	12,560,819
Seven Bank Ltd.	5,706,900	14,238,622
Common Stocks - continued
	Shares	Value
Japan - continued
SHO-BOND Holdings Co. Ltd.	423,900	$ 12,587,845
Shoei Co. Ltd.	326,600	2,009,285
The Nippon Synthetic Chemical Industry Co. Ltd.	1,663,000	9,810,617
Tsutsumi Jewelry Co. Ltd.	182,500	4,280,325
USS Co. Ltd.	341,890	36,792,978
Yamato Kogyo Co. Ltd.	644,400	18,167,726
TOTAL JAPAN		367,731,514
Korea (South) - 0.4%
Woongjin Coway Co. Ltd.	212,700	6,659,394
Netherlands - 2.0%
Aalberts Industries NV	920,900	14,571,349
ASM International NV unit (d)	310,400	11,761,056
QIAGEN NV (a)(d)	470,300	8,281,983
TOTAL NETHERLANDS		34,614,388
Papua New Guinea - 0.4%
Oil Search Ltd. ADR	995,877	7,325,970
Philippines - 0.5%
Jollibee Food Corp.	3,701,000	9,140,570
Portugal - 0.7%
Jeronimo Martins SGPS SA	779,100	12,222,209
South Africa - 2.4%
African Rainbow Minerals Ltd.	410,527	7,726,820
City Lodge Hotels Ltd.	497,298	4,964,237
Clicks Group Ltd.	2,135,133	14,092,231
JSE Ltd.	699,995	6,395,541
Mr Price Group Ltd.	560,600	8,348,490
TOTAL SOUTH AFRICA		41,527,319
Spain - 1.7%
Grifols SA (a)(d)	251,200	7,831,998
Prosegur Compania de Seguridad SA (Reg.)	4,605,000	21,190,810
TOTAL SPAIN		29,022,808
Sweden - 2.6%
Fagerhult AB	311,395	8,837,278
Intrum Justitia AB	1,338,703	18,651,469
Swedish Match Co. AB	408,400	17,217,219
TOTAL SWEDEN		44,705,966
Common Stocks - continued
	Shares	Value
Switzerland - 0.5%
Zehnder Group AG	129,693	$ 7,698,156
Thailand - 0.2%
Thai Re Insurance PCL	36,758,599	3,597,600
Thai Re Insurance PCL NVDR	2,000,000	195,742
TOTAL THAILAND		3,793,342
Turkey - 2.4%
Albaraka Turk Katilim Bankasi A/S	15,695,756	10,231,515
Boyner Buyuk Magazacilik A/S (a)(e)	5,673,500	11,632,437
Coca-Cola Icecek A/S	1,275,910	19,833,350
TOTAL TURKEY		41,697,302
United Kingdom - 17.7%
AMEC PLC	595,359	10,435,788
Babcock International Group PLC	1,048,800	14,116,840
Bellway PLC	935,600	11,771,716
Berendsen PLC	762,091	6,087,732
Britvic PLC	2,583,200	12,186,661
Dechra Pharmaceuticals PLC	1,241,734	9,535,684
Derwent London PLC	275,500	8,418,563
Great Portland Estates PLC	2,277,500	15,340,064
H&T Group PLC	786,592	3,517,869
InterContinental Hotel Group PLC ADR	576,100	14,229,670
Johnson Matthey PLC	442,400	15,120,847
Meggitt PLC	3,585,482	21,558,445
Persimmon PLC	848,700	8,190,054
Rotork PLC	550,400	19,036,559
Serco Group PLC	2,191,716	19,810,165
Shaftesbury PLC	1,856,755	15,851,012
Spectris PLC	556,407	13,495,451
Spirax-Sarco Engineering PLC	819,900	25,259,686
Ted Baker PLC	565,849	7,846,986
Ultra Electronics Holdings PLC	580,200	13,363,002
Unite Group PLC	5,539,825	18,413,503
Victrex PLC	1,043,900	20,769,452
TOTAL UNITED KINGDOM		304,355,749
United States of America - 12.8%
ANSYS, Inc. (a)	74,815	4,485,907
Autoliv, Inc. (d)	322,700	18,255,139
BPZ Energy, Inc. (a)(d)	1,248,020	2,845,486
Broadridge Financial Solutions, Inc.	223,395	4,729,272
Common Stocks - continued
	Shares	Value
United States of America - continued
Cymer, Inc. (a)	452,345	$ 25,878,657
Dril-Quip, Inc. (a)	187,448	13,741,813
Evercore Partners, Inc. Class A	262,900	6,091,393
Greenhill & Co., Inc.	189,405	7,523,167
Kansas City Southern	205,400	14,953,120
Lam Research Corp. (a)	115,900	3,988,119
Martin Marietta Materials, Inc. (d)	102,700	7,716,878
Mohawk Industries, Inc. (a)	263,862	17,528,353
Oceaneering International, Inc.	251,669	13,008,771
PriceSmart, Inc.	549,799	39,596,524
ResMed, Inc.	517,200	16,322,832
Solera Holdings, Inc.	312,649	12,208,943
SS&C Technologies Holdings, Inc. (a)	467,988	11,372,108
TOTAL UNITED STATES OF AMERICA		220,246,482
TOTAL COMMON STOCKS (Cost $1,482,219,275)		1,619,874,185
Money Market Funds - 8.4%

Fidelity Cash Central Fund, 0.17% (b)	96,347,496	96,347,496
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	48,174,566	48,174,566
TOTAL MONEY MARKET FUNDS (Cost $144,522,062)		144,522,062
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $1,626,741,337)		1,764,396,247
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(46,542,552)
NET ASSETS - 100%		$ 1,717,853,695
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 92,606
Fidelity Securities Lending Cash Central Fund	534,739
Total	$ 627,345
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Boyner Buyuk Magazacilik A/S	$ 3,751,446	$ 5,172,658	$ -	$ -	$ 11,632,437
Total	$ 3,751,446	$ 5,172,658	$ -	$ -	$ 11,632,437
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 317,493,342	$ 215,200,840	$ 102,292,502	$ -
Consumer Staples	195,508,552	150,322,570	45,185,982	-
Energy	74,095,020	74,095,020	-	-
Financials	255,847,272	191,492,311	64,354,961	-
Health Care	93,900,924	82,124,843	11,776,081	-
Industrials	395,113,635	313,564,090	81,549,545	-
Information Technology	131,715,684	112,763,677	18,952,007	-
Materials	156,199,756	112,500,533	43,699,223	-
Money Market Funds	144,522,062	144,522,062	-	-
Total Investments in Securities:	$ 1,764,396,247	$ 1,396,585,946	$ 367,810,301	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 54,232,413
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $1,628,868,619. Net unrealized appreciation aggregated $135,527,628, of which $245,276,243 related to appreciated investment securities and $109,748,615 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor ® Worldwide Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Worldwide Fund

1.883452.103

AWLD-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Australia - 1.8%
Australia & New Zealand Banking Group Ltd.	290,317	$ 7,181,916
Commonwealth Bank of Australia	78,325	4,735,395
Fortescue Metals Group Ltd.	218,016	946,237
Imdex Ltd.	398,114	658,945
Ramsay Health Care Ltd.	86,433	2,154,545
Spark Infrastructure Group unit	1,274,589	2,183,329
WorleyParsons Ltd.	54,064	1,482,326
TOTAL AUSTRALIA		19,342,693
Bailiwick of Jersey - 0.9%
Experian PLC	300,300	4,468,133
Shire PLC	61,500	1,773,978
Wolseley PLC	88,960	3,212,131
TOTAL BAILIWICK OF JERSEY		9,454,242
Belgium - 2.1%
Anheuser-Busch InBev SA NV	275,711	21,815,102
Bermuda - 0.5%
Cheung Kong Infrastructure Holdings Ltd.	398,000	2,419,913
Li & Fung Ltd.	928,000	1,833,335
Petra Diamonds Ltd. (a)	386,300	726,793
TOTAL BERMUDA		4,980,041
Brazil - 0.6%
Arezzo Industria e Comercio SA	34,300	538,469
Qualicorp SA (a)	329,000	2,930,046
Redecard SA	63,500	1,024,144
Souza Cruz SA	112,500	1,586,595
TOTAL BRAZIL		6,079,254
British Virgin Islands - 0.2%
Gem Diamonds Ltd. (a)	118,800	367,120
Mail.ru Group Ltd. GDR (Reg. S) (a)	41,300	1,252,216
TOTAL BRITISH VIRGIN ISLANDS		1,619,336
Canada - 0.2%
Catamaran Corp. (a)	2,975	252,690
Goldcorp, Inc.	35,100	1,267,009
InterOil Corp. (a)	10,500	899,220
TOTAL CANADA		2,418,919
Cayman Islands - 0.6%
Baidu.com, Inc. sponsored ADR (a)	6,200	747,224
Biostime International Holdings Ltd.	387,000	868,351
China Kanghui Holdings sponsored ADR (a)	105,800	2,383,674
Eurasia Drilling Co. Ltd. GDR (Reg. S)	19,400	533,500
Sands China Ltd.	554,400	1,640,744
TOTAL CAYMAN ISLANDS		6,173,493

	Shares	Value
Denmark - 1.0%
Novo Nordisk A/S Series B	48,916	$ 7,542,246
William Demant Holding A/S (a)	36,600	3,458,396
TOTAL DENMARK		11,000,642
France - 2.8%
Arkema SA	20,430	1,504,705
AXA SA	237,737	2,910,490
BNP Paribas SA	105,230	3,906,261
Bureau Veritas SA	32,900	2,909,714
Iliad SA	20,580	2,837,289
LVMH Moet Hennessy - Louis Vuitton SA	21,299	3,211,581
PPR SA	23,950	3,595,106
Sanofi SA	57,258	4,671,539
Schneider Electric SA	56,600	3,205,559
Technip SA	11,800	1,243,964
TOTAL FRANCE		29,996,208
Germany - 2.5%
Aareal Bank AG (a)	63,891	1,061,255
Allianz AG	23,424	2,337,086
BASF AG	60,232	4,408,030
Bayerische Motoren Werke AG (BMW)	44,338	3,315,215
Brenntag AG	17,900	1,964,996
Fresenius Medical Care AG & Co. KGaA	22,400	1,619,249
Fresenius SE	15,800	1,687,420
GEA Group AG	59,653	1,612,166
Gerry Weber International AG (Bearer)	19,400	799,160
GSW Immobilien AG	32,983	1,215,439
MTU Aero Engines Holdings AG	17,300	1,302,273
SAP AG	56,734	3,600,504
Wirecard AG	97,400	1,929,439
TOTAL GERMANY		26,852,232
Hong Kong - 0.7%
AIA Group Ltd.	931,000	3,271,532
HKT Trust / HKT Ltd. unit	1,451,000	1,156,354
Techtronic Industries Co. Ltd.	2,334,000	3,160,277
TOTAL HONG KONG		7,588,163
India - 0.5%
Apollo Hospitals Enterprise Ltd.	25,151	285,257
Housing Development Finance Corp. Ltd.	205,593	2,557,516
IndusInd Bank Ltd.	191,444	1,189,382
The Jammu & Kashmir Bank Ltd.	18,555	305,526
Titan Industries Ltd.	374,259	1,495,083
TOTAL INDIA		5,832,764
Indonesia - 0.2%
PT Media Nusantara Citra Tbk	2,557,500	643,097
PT Sarana Menara Nusantara Tbk (a)	371,000	652,048
PT Tower Bersama Infrastructure Tbk (a)	3,318,000	1,378,839
TOTAL INDONESIA		2,673,984
Common Stocks - continued
	Shares	Value
Ireland - 1.1%
Accenture PLC Class A	52,000	$ 3,135,600
Alkermes PLC (a)	84,000	1,561,560
Elan Corp. PLC sponsored ADR (a)	39,000	450,450
James Hardie Industries NV CDI	365,087	3,211,317
Paddy Power PLC (Ireland)	43,800	2,953,255
TOTAL IRELAND		11,312,182
Israel - 0.2%
Check Point Software Technologies Ltd. (a)	44,700	2,171,079
Italy - 0.6%
Fiat Industrial SpA	193,937	1,908,961
Prada SpA	253,200	1,751,735
Saipem SpA	63,488	2,933,242
TOTAL ITALY		6,593,938
Japan - 8.1%
ABC-Mart, Inc.	70,200	2,829,227
Aozora Bank Ltd.	810,000	1,855,838
Calbee, Inc.	37,400	2,603,950
Chiyoda Corp.	171,000	2,220,911
Cosmos Pharmaceutical Corp.	38,200	3,106,533
Credit Saison Co. Ltd.	158,600	3,596,339
Don Quijote Co. Ltd.	109,500	3,652,988
Fanuc Corp.	17,600	2,717,236
Fast Retailing Co. Ltd.	12,900	2,649,318
Hitachi Ltd.	530,000	3,124,585
Honda Motor Co. Ltd.	161,800	5,143,671
Japan Tobacco, Inc.	167,600	5,265,085
JS Group Corp.	116,000	2,424,321
JSR Corp.	137,200	2,415,003
Kakaku.com, Inc. (e)	54,300	1,727,828
Keyence Corp.	18,460	4,597,664
Mitsubishi Corp.	109,200	2,160,925
Mitsubishi Estate Co. Ltd.	149,000	2,668,686
Mitsubishi UFJ Financial Group, Inc.	910,900	4,416,989
Nexon Co. Ltd.	23,200	474,718
Nintendo Co. Ltd.	12,500	1,390,511
ORIX Corp.	79,370	7,503,434
Park24 Co. Ltd.	29,500	450,633
Rakuten, Inc.	480,600	4,781,548
Seven Bank Ltd.	795,700	1,985,258
So-net M3, Inc.	320	1,662,581
Softbank Corp.	104,700	3,994,704
Start Today Co. Ltd.	82,200	1,087,637
Unicharm Corp.	38,600	2,126,589
USS Co. Ltd.	12,140	1,306,463
TOTAL JAPAN		85,941,173
Korea (South) - 1.5%
Hyundai Motor Co.	16,534	3,465,694
Kia Motors Corp.	34,480	2,381,674
LG Household & Health Care Ltd.	3,511	1,810,353

	Shares	Value
NCsoft Corp.	4,691	$ 929,346
NHN Corp.	3,893	946,850
Orion Corp.	1,762	1,397,856
Samsung Electronics Co. Ltd.	3,934	4,554,471
TOTAL KOREA (SOUTH)		15,486,244
Luxembourg - 0.3%
Brait SA	357,400	1,220,910
Millicom International Cellular SA	7,400	672,808
Millicom International Cellular SA (depository receipt)	1,000	90,580
Samsonite International SA	798,000	1,358,350
TOTAL LUXEMBOURG		3,342,648
Netherlands - 1.3%
AEGON NV	292,700	1,328,675
ASML Holding NV	59,100	3,398,250
Gemalto NV (e)	48,119	3,687,918
ING Groep NV (Certificaten Van Aandelen) (a)	309,500	2,036,011
LyondellBasell Industries NV Class A	29,000	1,291,370
Randstad Holding NV	20,258	614,911
Yandex NV (a)	98,600	1,896,078
TOTAL NETHERLANDS		14,253,213
Norway - 0.4%
DnB NOR ASA	326,400	3,438,611
Gjensidige Forsikring ASA	109,900	1,349,238
TOTAL NORWAY		4,787,849
Poland - 0.2%
Eurocash SA	215,900	2,533,271
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	306,102	1,171,851
Russia - 0.3%
Mobile TeleSystems OJSC sponsored ADR	151,800	2,876,610
South Africa - 0.4%
Distell Group Ltd.	126,410	1,435,861
Shoprite Holdings Ltd.	95,600	1,876,639
Tiger Brands Ltd.	33,200	1,068,227
TOTAL SOUTH AFRICA		4,380,727
Spain - 0.9%
Amadeus IT Holding SA Class A	63,100	1,365,268
Banco Bilbao Vizcaya Argentaria SA	352,008	2,294,802
Grifols SA ADR	71,850	1,603,692
Inditex SA	39,477	4,071,833
TOTAL SPAIN		9,335,595
Sweden - 1.2%
Atlas Copco AB (A Shares)	131,200	2,955,576
Elekta AB (B Shares)	11,253	523,380
Intrum Justitia AB	115,000	1,602,237
Common Stocks - continued
	Shares	Value
Sweden - continued
Svenska Handelsbanken AB (A Shares)	115,600	$ 4,021,816
Swedish Match Co. AB	78,000	3,288,303
TOTAL SWEDEN		12,391,312
Switzerland - 2.7%
Adecco SA (Reg.)	20,570	905,982
Nestle SA	114,910	7,067,854
Partners Group Holding AG	13,818	2,523,558
Roche Holding AG (participation certificate)	14,101	2,503,025
Schindler Holding AG (participation certificate)	33,294	3,897,884
SGS SA (Reg.)	780	1,562,716
Swatch Group AG (Bearer)	2,200	875,899
Syngenta AG (Switzerland)	5,030	1,715,140
UBS AG	248,020	2,609,175
Zurich Financial Services AG	20,820	4,642,542
TOTAL SWITZERLAND		28,303,775
Turkey - 0.1%
Boyner Buyuk Magazacilik A/S (a)	280,000	574,087
United Kingdom - 10.5%
Aberdeen Asset Management PLC	355,842	1,441,073
Aggreko PLC	86,400	2,766,139
Anglo American PLC (United Kingdom)	89,418	2,663,686
Ashmore Group PLC	187,900	953,617
Bellway PLC	43,200	543,542
BG Group PLC	274,063	5,422,684
BHP Billiton PLC	230,347	6,716,663
BP PLC	679,369	4,510,965
British American Tobacco PLC:
(United Kingdom)	184,500	9,799,630
sponsored ADR	52,500	5,565,525
British Land Co. PLC	332,855	2,789,378
Burberry Group PLC	94,800	1,863,848
Carphone Warehouse Group PLC	556,020	1,104,951
Diageo PLC	235,504	6,294,962
GlaxoSmithKline PLC	169,900	3,909,358
Hikma Pharmaceuticals PLC	121,783	1,328,925
HSBC Holdings PLC (United Kingdom)	715,328	5,975,930
Intertek Group PLC	46,500	1,993,223
Jazztel PLC (a)	353,900	1,824,488
Legal & General Group PLC	2,217,925	4,433,651
London Stock Exchange Group PLC	93,500	1,421,229
Meggitt PLC	416,600	2,504,893
Michael Page International PLC	118,700	683,931
Next PLC	43,800	2,210,546
Ocado Group PLC (a)(e)	898,900	1,042,912
Persimmon PLC	72,600	700,598
Rolls-Royce Group PLC	271,600	3,621,668
Rotork PLC	44,510	1,539,457
Royal Dutch Shell PLC Class B (United Kingdom)	371,647	13,073,703

	Shares	Value
Royalblue Group PLC	39,800	$ 874,854
SABMiller PLC	62,200	2,688,634
Taylor Wimpey PLC	770,000	532,998
Ultra Electronics Holdings PLC	36,900	849,870
Vodafone Group PLC	2,244,100	6,422,469
Vodafone Group PLC sponsored ADR	47,212	1,357,345
TOTAL UNITED KINGDOM		111,427,345
United States of America - 52.5%
Abbott Laboratories	81,000	5,371,110
Altria Group, Inc.	435,000	15,646,950
Amazon.com, Inc. (a)	23,000	5,365,900
American Tower Corp.	238,000	17,209,780
Amgen, Inc.	196,000	16,189,600
Apple, Inc.	38,600	23,575,336
AT&T, Inc.	297,000	11,262,240
Beam, Inc.	108,200	6,803,616
Berkshire Hathaway, Inc. Class B (a)	108,000	9,162,720
Biogen Idec, Inc. (a)	120,500	17,572,515
Cabela's, Inc. Class A (a)	190,000	8,728,600
Cabot Oil & Gas Corp.	248,000	10,463,120
Chevron Corp.	128,000	14,026,240
Cirrus Logic, Inc. (a)	23,900	878,803
Citrix Systems, Inc. (a)	362,109	26,318,082
Cognizant Technology Solutions Corp. Class A (a)	23,300	1,322,741
Comcast Corp. Class A	247,000	8,039,850
Constellation Brands, Inc. Class A (sub. vtg.) (a)	120,000	3,385,200
Discover Financial Services	327,000	11,758,920
Discovery Communications, Inc. (a)	136,000	6,885,680
Dollar General Corp. (a)	178,900	9,125,689
eBay, Inc. (a)	248,100	10,990,830
Ecolab, Inc.	1,300	85,085
Estee Lauder Companies, Inc. Class A	73,700	3,860,406
Fifth Third Bancorp	62,000	856,840
General Electric Co.	1,078,800	22,385,100
Gilead Sciences, Inc. (a)	225,000	12,224,250
GNC Holdings, Inc.	48,000	1,849,440
Google, Inc. Class A (a)	19,900	12,596,103
Intuit, Inc.	94,000	5,453,880
J.B. Hunt Transport Services, Inc.	99,000	5,446,980
Kansas City Southern	76,400	5,561,920
MasterCard, Inc. Class A	82,400	35,973,371
Merck & Co., Inc.	148,000	6,537,160
Michael Kors Holdings Ltd.	45,200	1,866,308
NextEra Energy, Inc.	153,800	10,904,420
NIKE, Inc. Class B	18,000	1,680,300
Noble Energy, Inc.	78,000	6,819,540
Norfolk Southern Corp.	74,000	5,479,700
Palo Alto Networks, Inc.	1,300	74,282
PetSmart, Inc.	36,000	2,379,960
Pfizer, Inc.	346,000	8,317,840
Phillips 66	25,000	940,000
Common Stocks - continued
	Shares	Value
United States of America - continued
Pioneer Natural Resources Co.	154,900	$ 13,728,787
Prestige Brands Holdings, Inc. (a)	304,000	4,988,640
Priceline.com, Inc. (a)	1,500	992,610
Public Storage	22,000	3,276,900
PulteGroup, Inc. (a)	75,000	847,500
Royal Gold, Inc.	24,200	1,831,456
salesforce.com, Inc. (a)	77,000	9,575,720
Sempra Energy	321,800	22,657,938
ServiceNow, Inc.	1,200	32,400
Sherwin-Williams Co.	7,000	940,450
Sprint Nextel Corp. (a)	350,000	1,526,000
The Coca-Cola Co.	106,000	8,564,800
TJX Companies, Inc.	530,000	23,468,400
Total System Services, Inc.	67,900	1,605,835
Under Armour, Inc. Class A (sub. vtg.) (a)	34,200	1,861,848
Union Pacific Corp.	157,400	19,298,814
UnitedHealth Group, Inc.	18,800	960,492
Verizon Communications, Inc.	156,000	7,041,840
Wal-Mart Stores, Inc.	115,000	8,559,450
Watson Pharmaceuticals, Inc. (a)	19,100	1,486,553
Wells Fargo & Co.	994,000	33,607,140
Wyndham Worldwide Corp.	3,700	192,585
TOTAL UNITED STATES OF AMERICA		558,422,565
TOTAL COMMON STOCKS (Cost $935,714,648)		1,031,132,537
Nonconvertible Preferred Stocks - 0.3%

Germany - 0.3%
Volkswagen AG (Cost $2,196,579)	17,500	2,992,948
Investment Companies - 0.0%

Cyprus - 0.0%
Aisi Realty Public Ltd. (a) (Cost $430,048)	31,822	38,916
Convertible Bonds - 0.0%
		Principal Amount (d)	Value
Sweden - 0.0%
Elekta AB 2.75% 4/25/17 (f) (Cost $89,227)	SEK	600,000	$ 98,594
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	27,852,203	27,852,203
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	4,166,521	4,166,521
TOTAL MONEY MARKET FUNDS (Cost $32,018,724)		32,018,724
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $970,449,226)		1,066,281,719
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(3,372,475)
NET ASSETS - 100%		$ 1,062,909,244
Currency Abbreviations
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Principal amount shown represents units.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,690
Fidelity Securities Lending Cash Central Fund	252,918
Total	$ 282,608
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 143,392,459	$ 121,941,607	$ 21,450,852	$ -
Consumer Staples	134,008,382	82,996,531	51,011,851	-
Energy	76,077,291	58,492,623	17,584,668	-
Financials	172,222,709	134,762,190	37,460,519	-
Health Care	108,031,485	86,852,534	21,178,951	-
Industrials	117,811,054	107,837,028	9,974,026	-
Information Technology	171,225,930	156,310,120	14,915,810	-
Materials	30,749,009	19,902,203	10,846,806	-
Telecommunication Services	42,441,566	32,024,393	10,417,173	-
Utilities	38,165,600	38,165,600	-	-
Investment Companies	38,916	38,916	-	-
Corporate Bonds	98,594	-	98,594	-
Money Market Funds	32,018,724	32,018,724	-	-
Total Investments in Securities:	$ 1,066,281,719	$ 871,342,469	$ 194,939,250	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 48,398,406
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $977,928,055. Net unrealized appreciation aggregated $88,353,664, of which $127,491,095 related to appreciated investment securities and $39,137,431 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Worldwide Fund

July 31, 2012

1.804829.108

WLD-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Australia - 1.8%
Australia & New Zealand Banking Group Ltd.	290,317	$ 7,181,916
Commonwealth Bank of Australia	78,325	4,735,395
Fortescue Metals Group Ltd.	218,016	946,237
Imdex Ltd.	398,114	658,945
Ramsay Health Care Ltd.	86,433	2,154,545
Spark Infrastructure Group unit	1,274,589	2,183,329
WorleyParsons Ltd.	54,064	1,482,326
TOTAL AUSTRALIA		19,342,693
Bailiwick of Jersey - 0.9%
Experian PLC	300,300	4,468,133
Shire PLC	61,500	1,773,978
Wolseley PLC	88,960	3,212,131
TOTAL BAILIWICK OF JERSEY		9,454,242
Belgium - 2.1%
Anheuser-Busch InBev SA NV	275,711	21,815,102
Bermuda - 0.5%
Cheung Kong Infrastructure Holdings Ltd.	398,000	2,419,913
Li & Fung Ltd.	928,000	1,833,335
Petra Diamonds Ltd. (a)	386,300	726,793
TOTAL BERMUDA		4,980,041
Brazil - 0.6%
Arezzo Industria e Comercio SA	34,300	538,469
Qualicorp SA (a)	329,000	2,930,046
Redecard SA	63,500	1,024,144
Souza Cruz SA	112,500	1,586,595
TOTAL BRAZIL		6,079,254
British Virgin Islands - 0.2%
Gem Diamonds Ltd. (a)	118,800	367,120
Mail.ru Group Ltd. GDR (Reg. S) (a)	41,300	1,252,216
TOTAL BRITISH VIRGIN ISLANDS		1,619,336
Canada - 0.2%
Catamaran Corp. (a)	2,975	252,690
Goldcorp, Inc.	35,100	1,267,009
InterOil Corp. (a)	10,500	899,220
TOTAL CANADA		2,418,919
Cayman Islands - 0.6%
Baidu.com, Inc. sponsored ADR (a)	6,200	747,224
Biostime International Holdings Ltd.	387,000	868,351
China Kanghui Holdings sponsored ADR (a)	105,800	2,383,674
Eurasia Drilling Co. Ltd. GDR (Reg. S)	19,400	533,500
Sands China Ltd.	554,400	1,640,744
TOTAL CAYMAN ISLANDS		6,173,493

	Shares	Value
Denmark - 1.0%
Novo Nordisk A/S Series B	48,916	$ 7,542,246
William Demant Holding A/S (a)	36,600	3,458,396
TOTAL DENMARK		11,000,642
France - 2.8%
Arkema SA	20,430	1,504,705
AXA SA	237,737	2,910,490
BNP Paribas SA	105,230	3,906,261
Bureau Veritas SA	32,900	2,909,714
Iliad SA	20,580	2,837,289
LVMH Moet Hennessy - Louis Vuitton SA	21,299	3,211,581
PPR SA	23,950	3,595,106
Sanofi SA	57,258	4,671,539
Schneider Electric SA	56,600	3,205,559
Technip SA	11,800	1,243,964
TOTAL FRANCE		29,996,208
Germany - 2.5%
Aareal Bank AG (a)	63,891	1,061,255
Allianz AG	23,424	2,337,086
BASF AG	60,232	4,408,030
Bayerische Motoren Werke AG (BMW)	44,338	3,315,215
Brenntag AG	17,900	1,964,996
Fresenius Medical Care AG & Co. KGaA	22,400	1,619,249
Fresenius SE	15,800	1,687,420
GEA Group AG	59,653	1,612,166
Gerry Weber International AG (Bearer)	19,400	799,160
GSW Immobilien AG	32,983	1,215,439
MTU Aero Engines Holdings AG	17,300	1,302,273
SAP AG	56,734	3,600,504
Wirecard AG	97,400	1,929,439
TOTAL GERMANY		26,852,232
Hong Kong - 0.7%
AIA Group Ltd.	931,000	3,271,532
HKT Trust / HKT Ltd. unit	1,451,000	1,156,354
Techtronic Industries Co. Ltd.	2,334,000	3,160,277
TOTAL HONG KONG		7,588,163
India - 0.5%
Apollo Hospitals Enterprise Ltd.	25,151	285,257
Housing Development Finance Corp. Ltd.	205,593	2,557,516
IndusInd Bank Ltd.	191,444	1,189,382
The Jammu & Kashmir Bank Ltd.	18,555	305,526
Titan Industries Ltd.	374,259	1,495,083
TOTAL INDIA		5,832,764
Indonesia - 0.2%
PT Media Nusantara Citra Tbk	2,557,500	643,097
PT Sarana Menara Nusantara Tbk (a)	371,000	652,048
PT Tower Bersama Infrastructure Tbk (a)	3,318,000	1,378,839
TOTAL INDONESIA		2,673,984
Common Stocks - continued
	Shares	Value
Ireland - 1.1%
Accenture PLC Class A	52,000	$ 3,135,600
Alkermes PLC (a)	84,000	1,561,560
Elan Corp. PLC sponsored ADR (a)	39,000	450,450
James Hardie Industries NV CDI	365,087	3,211,317
Paddy Power PLC (Ireland)	43,800	2,953,255
TOTAL IRELAND		11,312,182
Israel - 0.2%
Check Point Software Technologies Ltd. (a)	44,700	2,171,079
Italy - 0.6%
Fiat Industrial SpA	193,937	1,908,961
Prada SpA	253,200	1,751,735
Saipem SpA	63,488	2,933,242
TOTAL ITALY		6,593,938
Japan - 8.1%
ABC-Mart, Inc.	70,200	2,829,227
Aozora Bank Ltd.	810,000	1,855,838
Calbee, Inc.	37,400	2,603,950
Chiyoda Corp.	171,000	2,220,911
Cosmos Pharmaceutical Corp.	38,200	3,106,533
Credit Saison Co. Ltd.	158,600	3,596,339
Don Quijote Co. Ltd.	109,500	3,652,988
Fanuc Corp.	17,600	2,717,236
Fast Retailing Co. Ltd.	12,900	2,649,318
Hitachi Ltd.	530,000	3,124,585
Honda Motor Co. Ltd.	161,800	5,143,671
Japan Tobacco, Inc.	167,600	5,265,085
JS Group Corp.	116,000	2,424,321
JSR Corp.	137,200	2,415,003
Kakaku.com, Inc. (e)	54,300	1,727,828
Keyence Corp.	18,460	4,597,664
Mitsubishi Corp.	109,200	2,160,925
Mitsubishi Estate Co. Ltd.	149,000	2,668,686
Mitsubishi UFJ Financial Group, Inc.	910,900	4,416,989
Nexon Co. Ltd.	23,200	474,718
Nintendo Co. Ltd.	12,500	1,390,511
ORIX Corp.	79,370	7,503,434
Park24 Co. Ltd.	29,500	450,633
Rakuten, Inc.	480,600	4,781,548
Seven Bank Ltd.	795,700	1,985,258
So-net M3, Inc.	320	1,662,581
Softbank Corp.	104,700	3,994,704
Start Today Co. Ltd.	82,200	1,087,637
Unicharm Corp.	38,600	2,126,589
USS Co. Ltd.	12,140	1,306,463
TOTAL JAPAN		85,941,173
Korea (South) - 1.5%
Hyundai Motor Co.	16,534	3,465,694
Kia Motors Corp.	34,480	2,381,674
LG Household & Health Care Ltd.	3,511	1,810,353

	Shares	Value
NCsoft Corp.	4,691	$ 929,346
NHN Corp.	3,893	946,850
Orion Corp.	1,762	1,397,856
Samsung Electronics Co. Ltd.	3,934	4,554,471
TOTAL KOREA (SOUTH)		15,486,244
Luxembourg - 0.3%
Brait SA	357,400	1,220,910
Millicom International Cellular SA	7,400	672,808
Millicom International Cellular SA (depository receipt)	1,000	90,580
Samsonite International SA	798,000	1,358,350
TOTAL LUXEMBOURG		3,342,648
Netherlands - 1.3%
AEGON NV	292,700	1,328,675
ASML Holding NV	59,100	3,398,250
Gemalto NV (e)	48,119	3,687,918
ING Groep NV (Certificaten Van Aandelen) (a)	309,500	2,036,011
LyondellBasell Industries NV Class A	29,000	1,291,370
Randstad Holding NV	20,258	614,911
Yandex NV (a)	98,600	1,896,078
TOTAL NETHERLANDS		14,253,213
Norway - 0.4%
DnB NOR ASA	326,400	3,438,611
Gjensidige Forsikring ASA	109,900	1,349,238
TOTAL NORWAY		4,787,849
Poland - 0.2%
Eurocash SA	215,900	2,533,271
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	306,102	1,171,851
Russia - 0.3%
Mobile TeleSystems OJSC sponsored ADR	151,800	2,876,610
South Africa - 0.4%
Distell Group Ltd.	126,410	1,435,861
Shoprite Holdings Ltd.	95,600	1,876,639
Tiger Brands Ltd.	33,200	1,068,227
TOTAL SOUTH AFRICA		4,380,727
Spain - 0.9%
Amadeus IT Holding SA Class A	63,100	1,365,268
Banco Bilbao Vizcaya Argentaria SA	352,008	2,294,802
Grifols SA ADR	71,850	1,603,692
Inditex SA	39,477	4,071,833
TOTAL SPAIN		9,335,595
Sweden - 1.2%
Atlas Copco AB (A Shares)	131,200	2,955,576
Elekta AB (B Shares)	11,253	523,380
Intrum Justitia AB	115,000	1,602,237
Common Stocks - continued
	Shares	Value
Sweden - continued
Svenska Handelsbanken AB (A Shares)	115,600	$ 4,021,816
Swedish Match Co. AB	78,000	3,288,303
TOTAL SWEDEN		12,391,312
Switzerland - 2.7%
Adecco SA (Reg.)	20,570	905,982
Nestle SA	114,910	7,067,854
Partners Group Holding AG	13,818	2,523,558
Roche Holding AG (participation certificate)	14,101	2,503,025
Schindler Holding AG (participation certificate)	33,294	3,897,884
SGS SA (Reg.)	780	1,562,716
Swatch Group AG (Bearer)	2,200	875,899
Syngenta AG (Switzerland)	5,030	1,715,140
UBS AG	248,020	2,609,175
Zurich Financial Services AG	20,820	4,642,542
TOTAL SWITZERLAND		28,303,775
Turkey - 0.1%
Boyner Buyuk Magazacilik A/S (a)	280,000	574,087
United Kingdom - 10.5%
Aberdeen Asset Management PLC	355,842	1,441,073
Aggreko PLC	86,400	2,766,139
Anglo American PLC (United Kingdom)	89,418	2,663,686
Ashmore Group PLC	187,900	953,617
Bellway PLC	43,200	543,542
BG Group PLC	274,063	5,422,684
BHP Billiton PLC	230,347	6,716,663
BP PLC	679,369	4,510,965
British American Tobacco PLC:
(United Kingdom)	184,500	9,799,630
sponsored ADR	52,500	5,565,525
British Land Co. PLC	332,855	2,789,378
Burberry Group PLC	94,800	1,863,848
Carphone Warehouse Group PLC	556,020	1,104,951
Diageo PLC	235,504	6,294,962
GlaxoSmithKline PLC	169,900	3,909,358
Hikma Pharmaceuticals PLC	121,783	1,328,925
HSBC Holdings PLC (United Kingdom)	715,328	5,975,930
Intertek Group PLC	46,500	1,993,223
Jazztel PLC (a)	353,900	1,824,488
Legal & General Group PLC	2,217,925	4,433,651
London Stock Exchange Group PLC	93,500	1,421,229
Meggitt PLC	416,600	2,504,893
Michael Page International PLC	118,700	683,931
Next PLC	43,800	2,210,546
Ocado Group PLC (a)(e)	898,900	1,042,912
Persimmon PLC	72,600	700,598
Rolls-Royce Group PLC	271,600	3,621,668
Rotork PLC	44,510	1,539,457
Royal Dutch Shell PLC Class B (United Kingdom)	371,647	13,073,703

	Shares	Value
Royalblue Group PLC	39,800	$ 874,854
SABMiller PLC	62,200	2,688,634
Taylor Wimpey PLC	770,000	532,998
Ultra Electronics Holdings PLC	36,900	849,870
Vodafone Group PLC	2,244,100	6,422,469
Vodafone Group PLC sponsored ADR	47,212	1,357,345
TOTAL UNITED KINGDOM		111,427,345
United States of America - 52.5%
Abbott Laboratories	81,000	5,371,110
Altria Group, Inc.	435,000	15,646,950
Amazon.com, Inc. (a)	23,000	5,365,900
American Tower Corp.	238,000	17,209,780
Amgen, Inc.	196,000	16,189,600
Apple, Inc.	38,600	23,575,336
AT&T, Inc.	297,000	11,262,240
Beam, Inc.	108,200	6,803,616
Berkshire Hathaway, Inc. Class B (a)	108,000	9,162,720
Biogen Idec, Inc. (a)	120,500	17,572,515
Cabela's, Inc. Class A (a)	190,000	8,728,600
Cabot Oil & Gas Corp.	248,000	10,463,120
Chevron Corp.	128,000	14,026,240
Cirrus Logic, Inc. (a)	23,900	878,803
Citrix Systems, Inc. (a)	362,109	26,318,082
Cognizant Technology Solutions Corp. Class A (a)	23,300	1,322,741
Comcast Corp. Class A	247,000	8,039,850
Constellation Brands, Inc. Class A (sub. vtg.) (a)	120,000	3,385,200
Discover Financial Services	327,000	11,758,920
Discovery Communications, Inc. (a)	136,000	6,885,680
Dollar General Corp. (a)	178,900	9,125,689
eBay, Inc. (a)	248,100	10,990,830
Ecolab, Inc.	1,300	85,085
Estee Lauder Companies, Inc. Class A	73,700	3,860,406
Fifth Third Bancorp	62,000	856,840
General Electric Co.	1,078,800	22,385,100
Gilead Sciences, Inc. (a)	225,000	12,224,250
GNC Holdings, Inc.	48,000	1,849,440
Google, Inc. Class A (a)	19,900	12,596,103
Intuit, Inc.	94,000	5,453,880
J.B. Hunt Transport Services, Inc.	99,000	5,446,980
Kansas City Southern	76,400	5,561,920
MasterCard, Inc. Class A	82,400	35,973,371
Merck & Co., Inc.	148,000	6,537,160
Michael Kors Holdings Ltd.	45,200	1,866,308
NextEra Energy, Inc.	153,800	10,904,420
NIKE, Inc. Class B	18,000	1,680,300
Noble Energy, Inc.	78,000	6,819,540
Norfolk Southern Corp.	74,000	5,479,700
Palo Alto Networks, Inc.	1,300	74,282
PetSmart, Inc.	36,000	2,379,960
Pfizer, Inc.	346,000	8,317,840
Phillips 66	25,000	940,000
Common Stocks - continued
	Shares	Value
United States of America - continued
Pioneer Natural Resources Co.	154,900	$ 13,728,787
Prestige Brands Holdings, Inc. (a)	304,000	4,988,640
Priceline.com, Inc. (a)	1,500	992,610
Public Storage	22,000	3,276,900
PulteGroup, Inc. (a)	75,000	847,500
Royal Gold, Inc.	24,200	1,831,456
salesforce.com, Inc. (a)	77,000	9,575,720
Sempra Energy	321,800	22,657,938
ServiceNow, Inc.	1,200	32,400
Sherwin-Williams Co.	7,000	940,450
Sprint Nextel Corp. (a)	350,000	1,526,000
The Coca-Cola Co.	106,000	8,564,800
TJX Companies, Inc.	530,000	23,468,400
Total System Services, Inc.	67,900	1,605,835
Under Armour, Inc. Class A (sub. vtg.) (a)	34,200	1,861,848
Union Pacific Corp.	157,400	19,298,814
UnitedHealth Group, Inc.	18,800	960,492
Verizon Communications, Inc.	156,000	7,041,840
Wal-Mart Stores, Inc.	115,000	8,559,450
Watson Pharmaceuticals, Inc. (a)	19,100	1,486,553
Wells Fargo & Co.	994,000	33,607,140
Wyndham Worldwide Corp.	3,700	192,585
TOTAL UNITED STATES OF AMERICA		558,422,565
TOTAL COMMON STOCKS (Cost $935,714,648)		1,031,132,537
Nonconvertible Preferred Stocks - 0.3%

Germany - 0.3%
Volkswagen AG (Cost $2,196,579)	17,500	2,992,948
Investment Companies - 0.0%

Cyprus - 0.0%
Aisi Realty Public Ltd. (a) (Cost $430,048)	31,822	38,916
Convertible Bonds - 0.0%
		Principal Amount (d)	Value
Sweden - 0.0%
Elekta AB 2.75% 4/25/17 (f) (Cost $89,227)	SEK	600,000	$ 98,594
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	27,852,203	27,852,203
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	4,166,521	4,166,521
TOTAL MONEY MARKET FUNDS (Cost $32,018,724)		32,018,724
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $970,449,226)		1,066,281,719
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(3,372,475)
NET ASSETS - 100%		$ 1,062,909,244
Currency Abbreviations
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Principal amount shown represents units.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,690
Fidelity Securities Lending Cash Central Fund	252,918
Total	$ 282,608
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 143,392,459	$ 121,941,607	$ 21,450,852	$ -
Consumer Staples	134,008,382	82,996,531	51,011,851	-
Energy	76,077,291	58,492,623	17,584,668	-
Financials	172,222,709	134,762,190	37,460,519	-
Health Care	108,031,485	86,852,534	21,178,951	-
Industrials	117,811,054	107,837,028	9,974,026	-
Information Technology	171,225,930	156,310,120	14,915,810	-
Materials	30,749,009	19,902,203	10,846,806	-
Telecommunication Services	42,441,566	32,024,393	10,417,173	-
Utilities	38,165,600	38,165,600	-	-
Investment Companies	38,916	38,916	-	-
Corporate Bonds	98,594	-	98,594	-
Money Market Funds	32,018,724	32,018,724	-	-
Total Investments in Securities:	$ 1,066,281,719	$ 871,342,469	$ 194,939,250	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 48,398,406
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $977,928,055. Net unrealized appreciation aggregated $88,353,664, of which $127,491,095 related to appreciated investment securities and $39,137,431 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Total Emerging Markets Fund
Class A
Class T
Class C
Institutional Class

July 31, 2012

1.931274.100

ATEK-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 71.1%
	Shares	Value
Australia - 0.2%
Paladin Energy Ltd. (Australia) (a)	154,295	$ 189,714
Austria - 0.1%
Erste Bank AG (a)	4,200	76,120
Bailiwick of Jersey - 0.2%
Atrium European Real Estate Ltd.	32,942	146,928
Bermuda - 1.5%
Aquarius Platinum Ltd. (Australia)	125,044	78,845
BW Offshore Ltd.	324,045	298,372
Cosco International Holdings Ltd.	24,000	9,161
GP Investments Ltd. (depositary receipt) (a)	106,522	212,607
Kunlun Energy Co. Ltd.	304,000	492,378
Pacific Basin Shipping Ltd.	271,000	120,566
Seadrill Ltd.	6,014	235,869
TOTAL BERMUDA		1,447,798
Brazil - 10.0%
Anhanguera Educacional Participacoes SA	35,700	507,835
Arezzo Industria e Comercio SA	13,500	211,934
Banco do Brasil SA	40,500	430,851
Banco Do Est Rio Grande Sul SA	32,450	257,326
BM&F Bovespa SA	33,000	185,194
BR Properties SA	47,100	549,331
Brasil Brokers Participacoes SA	22,400	68,866
Braskem SA (PN-A)	36,400	220,084
CCR SA	27,700	231,149
Centrais Eletricas Brasileiras SA (Electrobras)	11,540	79,685
Cia.Hering SA	11,600	229,034
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	10,000	385,500
Companhia de Saneamento de Minas Gerais	6,740	166,559
Companhia Paranaense de Energia-Copel:
(PN-B)	3,505	71,975
(PN-B) sponsored ADR	8,750	177,275
Estacio Participacoes SA	15,500	190,838
Fibria Celulose SA (a)	38,300	289,698
Gerdau SA sponsored ADR	36,200	329,420
Itau Unibanco Banco Multiplo SA sponsored ADR	35,790	565,840
Lojas Americanas SA (PN)	71,833	510,389
Mills Estruturas e Servicos de Engenharia SA	17,400	234,610
Multiplus SA	10,000	241,314
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	15,306	291,273
Common Stocks - continued
	Shares	Value
Brazil - continued
Petroleo Brasileiro SA - Petrobras: - continued
sponsored ADR	33,600	$ 659,568
Redecard SA	12,200	196,765
Ultrapar Participacoes SA	26,200	617,539
Vale SA (PN-A) sponsored ADR	90,100	1,597,473
TOTAL BRAZIL		9,497,325
British Virgin Islands - 0.1%
Sable Mining Africa Ltd. (a)	353,400	52,637
Canada - 1.4%
Banro Corp. (a)	20,700	80,501
Barrick Gold Corp.	5,900	194,206
First Quantum Minerals Ltd.	13,400	243,321
Goldcorp, Inc.	7,300	263,509
Pan American Silver Corp.	4,000	59,760
Uranium One, Inc. (a)	66,900	152,766
Yamana Gold, Inc.	20,100	298,038
TOTAL CANADA		1,292,101
Cayman Islands - 3.7%
Ajisen (China) Holdings Ltd.	183,000	127,196
Baidu.com, Inc. sponsored ADR (a)	4,034	486,178
Belle International Holdings Ltd.	124,000	229,621
Biostime International Holdings Ltd.	102,000	228,868
China Liansu Group Holdings Ltd.	24,000	10,801
Eurasia Drilling Co. Ltd. GDR (Reg. S)	11,200	308,000
Geely Automobile Holdings Ltd.	425,000	141,398
Greatview Aseptic Pack Co. Ltd. (a)	579,000	279,991
Haitian International Holdings Ltd.	108,000	104,174
Hengan International Group Co. Ltd.	70,500	669,117
SINA Corp. (a)	1,300	59,033
Tencent Holdings Ltd.	6,500	194,295
Uni-President China Holdings Ltd.	380,000	362,129
Veripos (a)	10,790	20,765
Xueda Education Group sponsored ADR (a)	33,300	97,902
Yingde Gases Group Co. Ltd.	283,000	242,320
TOTAL CAYMAN ISLANDS		3,561,788
Chile - 0.9%
Aguas Andinas SA	272,962	180,938
Embotelladora Andina SA Class A	35,611	165,976
Empresa Nacional de Telecomunicaciones SA (ENTEL)	9,136	179,652
Common Stocks - continued
	Shares	Value
Chile - continued
Enersis SA	595,178	$ 197,879
Inversiones La Construccion SA	10,608	160,411
TOTAL CHILE		884,856
China - 5.9%
China Communications Construction Co. Ltd. (H Shares)	265,000	233,400
China Construction Bank Corp. (H Shares)	1,647,000	1,112,910
China Pacific Insurance Group Co. Ltd. (H Shares)	212,500	675,477
China Shenhua Energy Co. Ltd. (H Shares)	105,000	394,019
China Southern Airlines Ltd. (H Shares)	350,000	173,766
China Suntien Green Energy Corp. Ltd. (H Shares)	1,431,500	239,977
China Telecom Corp. Ltd. (H Shares)	740,000	384,183
Dongfeng Motor Group Co. Ltd. (H Shares)	218,000	304,172
Industrial & Commercial Bank of China Ltd. (H Shares)	2,314,000	1,327,879
Maanshan Iron & Steel Ltd. (H Shares)	810,000	181,748
PetroChina Co. Ltd. (H Shares)	70,000	87,404
PICC Property & Casualty Co. Ltd. (H Shares)	146,000	163,609
Shanghai Electric Group Co. Ltd. (H Shares)	654,000	246,261
Weichai Power Co. Ltd. (H Shares)	27,000	81,995
TOTAL CHINA		5,606,800
Colombia - 0.6%
Ecopetrol SA ADR	10,542	603,319
Cyprus - 0.1%
Globaltrans Investment PLC GDR (e)	6,900	130,410
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	3,470	116,852
Egypt - 0.1%
Orascom Telecom Holding SAE unit (a)	28,900	74,793
Hong Kong - 2.8%
AIA Group Ltd.	34,400	120,882
China Mobile Ltd. sponsored ADR	15,680	911,322
China Resources Power Holdings Co. Ltd.	26,000	54,852
CNOOC Ltd. sponsored ADR	5,000	1,001,500
Lenovo Group Ltd.	532,000	369,087
Sinotruk Hong Kong Ltd.	392,500	207,013
TOTAL HONG KONG		2,664,656
Common Stocks - continued
	Shares	Value
India - 2.6%
Axis Bank Ltd.	7,933	$ 149,086
Cummins India Ltd.	12,413	95,488
Grasim Industries Ltd.	2,701	146,895
Housing Development and Infrastructure Ltd. (a)	73,137	104,453
Indiabulls Real Estate Ltd.	210,572	211,671
ITC Ltd.	138,175	642,006
JK Cement Ltd.	14,380	55,141
Larsen & Toubro Ltd.	11,524	284,035
Lupin Ltd.	15,196	164,350
Power Grid Corp. of India Ltd.	80,910	173,223
SREI Infrastructure Finance Ltd.	403,096	155,986
State Bank of India	8,054	290,660
TOTAL INDIA		2,472,994
Indonesia - 1.7%
PT Bakrieland Development Tbk (a)	15,851,500	102,376
PT Bank Tabungan Negara Tbk	1,547,500	224,465
PT Indo Tambangraya Megah Tbk	52,000	195,722
PT Jasa Marga Tbk	382,500	230,836
PT Telkomunikasi Indonesia Tbk:
Series B	33,000	31,894
sponsored ADR	22,034	855,580
TOTAL INDONESIA		1,640,873
Israel - 0.4%
Bezeq Israeli Telecommunication Corp. Ltd.	118,900	119,982
Check Point Software Technologies Ltd. (a)	1,900	92,283
NICE Systems Ltd. sponsored ADR (a)	5,700	205,200
TOTAL ISRAEL		417,465
Kazakhstan - 0.2%
JSC Halyk Bank of Kazakhstan GDR unit (a)	28,800	161,280
Kenya - 0.5%
Equity Bank Ltd.	1,096,500	279,487
Safaricom Ltd.	3,758,220	169,309
TOTAL KENYA		448,796
Korea (South) - 10.2%
Amoreg	1,135	368,907
Asia Pacific Systems, Inc. (a)	7,505	73,346
E-Mart Co. Ltd.	1,711	397,988
Hana Financial Group, Inc.	20,190	645,518
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hyundai Industrial Development & Construction Co.	13,420	$ 242,722
ICD Co. Ltd.	1,195	13,740
KB Financial Group, Inc.	31,190	982,203
Kia Motors Corp.	1,710	118,117
Korea Electric Power Corp. (a)	7,500	167,540
Korean Reinsurance Co.	12,280	106,219
KT&G Corp.	6,779	499,430
LG Chemical Ltd.	1,195	331,865
LS Industrial Systems Ltd.	4,392	255,206
Orion Corp.	316	250,694
POSCO sponsored ADR	4,300	341,979
Samsung Electronics Co. Ltd.	2,878	3,331,909
Samsung Engineering Co. Ltd.	1,574	254,057
Samsung Fire & Marine Insurance Co. Ltd.	1,660	311,249
Samsung Heavy Industries Ltd.	9,140	316,477
Samsung Life Insurance Co. Ltd.	2,298	188,609
Shinhan Financial Group Co. Ltd.	6,980	223,474
Shinhan Financial Group Co. Ltd. sponsored ADR	2,644	168,026
Tong Yang Life Insurance Co. Ltd.	16,150	155,691
TOTAL KOREA (SOUTH)		9,744,966
Luxembourg - 0.4%
Samsonite International SA	49,500	84,259
Subsea 7 SA	14,900	313,200
TOTAL LUXEMBOURG		397,459
Malaysia - 0.9%
Axiata Group Bhd	127,300	238,751
Genting Bhd	94,000	284,903
Petronas Dagangan Bhd	55,900	375,708
TOTAL MALAYSIA		899,362
Mexico - 3.1%
America Movil SAB de CV Series L sponsored ADR	50,050	1,335,835
CEMEX SA de CV sponsored ADR	41,288	287,364
Desarrolladora Homex SAB de CV sponsored ADR (a)	9,450	112,077
Fibra Uno Administracion SA de CV	72,600	150,075
Grupo Modelo SAB de CV Series C	17,800	160,513
Grupo Televisa SA de CV (CPO) sponsored ADR	34,300	781,697
Wal-Mart de Mexico SA de CV Series V	56,700	160,611
TOTAL MEXICO		2,988,172
Common Stocks - continued
	Shares	Value
Netherlands - 0.5%
ASML Holding NV (Netherlands)	4,500	$ 259,907
Vopak NV	3,781	239,771
TOTAL NETHERLANDS		499,678
Nigeria - 1.0%
Guaranty Trust Bank PLC	627,668	67,592
Guaranty Trust Bank PLC GDR (Reg. S)	66,500	385,700
Zenith Bank PLC	5,278,326	473,127
TOTAL NIGERIA		926,419
Norway - 0.6%
Petroleum Geo-Services ASA	12,800	188,786
TGS Nopec Geophysical Co. ASA	13,367	392,968
TOTAL NORWAY		581,754
Panama - 0.4%
Copa Holdings SA Class A	4,300	333,379
Peru - 0.3%
Compania de Minas Buenaventura SA sponsored ADR	8,200	298,644
Philippines - 1.1%
Metro Pacific Investments Corp.	2,860,000	286,377
Metropolitan Bank & Trust Co.	106,600	255,615
Robinsons Land Corp.	1,149,300	536,863
TOTAL PHILIPPINES		1,078,855
Poland - 1.0%
Eurocash SA	14,100	165,443
Powszechny Zaklad Ubezpieczen SA	7,085	750,734
Warsaw Stock Exchange	7,500	76,328
TOTAL POLAND		992,505
Russia - 5.0%
Bank St. Petersburg OJSC	40,700	71,439
DIXY Group OJSC (a)	17,805	192,245
Gazprom OAO sponsored ADR	58,100	535,101
Magnit OJSC	1,822	236,335
Magnit OJSC GDR (Reg. S)	5,400	174,906
Magnitogorsk Iron & Steel Works OJSC unit	26,100	97,353
Mobile TeleSystems OJSC (a)	36,500	280,578
Mobile TeleSystems OJSC sponsored ADR	20,080	380,516
NOVATEK OAO GDR (Reg. S)	3,500	395,850
OGK-4 OJSC (a)	5,434,100	443,154
Common Stocks - continued
	Shares	Value
Russia - continued
Raspadskaya OAO (a)	38,412	$ 95,771
RusHydro JSC sponsored ADR	63,940	156,653
Sberbank (Savings Bank of the Russian Federation)	259,100	721,103
Sistema JSFC (a)	243,300	200,428
TNK-BP Holding (a)	157,360	372,267
Uralkali OJSC GDR (Reg. S)	8,900	370,952
TOTAL RUSSIA		4,724,651
Singapore - 0.7%
First Resources Ltd.	237,000	361,861
Global Logistic Properties Ltd.	193,000	348,963
TOTAL SINGAPORE		710,824
South Africa - 3.5%
Absa Group Ltd.	11,922	194,341
AngloGold Ashanti Ltd.	9,700	328,293
Aspen Pharmacare Holdings Ltd.	16,000	280,634
Aveng Ltd.	26,200	113,974
Blue Label Telecoms Ltd.	185,700	125,213
Growthpoint Properties Ltd.	47,200	144,927
Impala Platinum Holdings Ltd.	32,400	508,969
JSE Ltd.	54,700	499,770
Life Healthcare Group Holdings Ltd.	65,900	267,166
MTN Group Ltd.	6,400	115,216
Naspers Ltd. Class N	11,500	625,197
Reunert Ltd.	14,600	141,227
TOTAL SOUTH AFRICA		3,344,927
Taiwan - 5.6%
Asia Cement Corp.	181,000	230,028
Catcher Technology Co. Ltd.	24,000	116,232
Cheng Uei Precision Industries Co. Ltd.	135,339	248,619
Chinatrust Financial Holding Co. Ltd.	847,885	509,751
Chroma ATE, Inc.	72,000	161,122
Hon Hai Precision Industry Co. Ltd. (Foxconn)	185,000	522,746
Synnex Technology International Corp.	158,000	345,658
Taiwan Fertilizer Co. Ltd.	99,000	235,431
Taiwan Mobile Co. Ltd.	109,000	360,421
Taiwan Semiconductor Manufacturing Co. Ltd.	423,000	1,146,981
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	46,600	651,002
Common Stocks - continued
	Shares	Value
Taiwan - continued
Unified-President Enterprises Corp.	338,000	$ 568,978
Yuanta Financial Holding Co. Ltd.	481,000	224,917
TOTAL TAIWAN		5,321,886
Thailand - 1.4%
Bangkok Bank Public Co. Ltd. (For. Reg.)	68,100	450,105
Electricity Generating PCL (For. Reg.)	26,420	91,929
PTT Global Chemical PCL (For. Reg.)	124,400	234,214
PTT PCL (For. Reg.)	44,000	455,799
Siam Cement PCL (For. Reg.)	5,700	63,213
TOTAL THAILAND		1,295,260
Turkey - 1.1%
Aygaz A/S	76,000	339,594
Enka Insaat ve Sanayi A/S	41,000	118,784
TAV Havalimanlari Holding A/S	44,000	241,223
Turkiye Is Bankasi A/S Series C	102,100	299,215
TOTAL TURKEY		998,816
United Kingdom - 0.6%
Evraz PLC	32,100	119,529
Hikma Pharmaceuticals PLC	13,663	149,094
International Personal Finance PLC	10,200	44,778
Kazakhmys PLC	26,800	296,230
TOTAL UNITED KINGDOM		609,631
United States of America - 0.6%
Cognizant Technology Solutions Corp. Class A (a)	6,500	369,005
Universal Display Corp. (a)	7,027	223,178
TOTAL UNITED STATES OF AMERICA		592,183
TOTAL COMMON STOCKS (Cost $66,488,380)		67,826,876
Nonconvertible Preferred Stocks - 1.6%

Korea (South) - 1.4%
Hyundai Motor Co. Series 2	14,560	964,511
Samsung Electronics Co. Ltd.	460	329,132
TOTAL KOREA (SOUTH)		1,293,643
Nonconvertible Preferred Stocks - continued
	Shares	Value
Russia - 0.2%
Rostelecom (a)	36,800	$ 89,685
Sberbank (Savings Bank of the Russian Federation) (a)	72,500	142,377
TOTAL RUSSIA		232,062
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,441,888)		1,525,705
Nonconvertible Bonds - 7.1%
	Principal Amount
Bermuda - 0.2%
Qtel International Finance Ltd. 5% 10/19/25 (e)	$ 200,000	220,558
Canada - 0.1%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)	100,000	112,750
Cayman Islands - 0.1%
Odebrecht Finance Ltd. 7.5% (e)(f)	100,000	106,000
Chile - 0.2%
Corporacion Nacional del Cobre de Chile (Codelco) 6.15% 10/24/36 (e)	100,000	130,003
Georgia - 0.2%
JSC Georgian Railway 7.75% 7/11/22 (e)	200,000	210,000
Indonesia - 0.9%
PT Pertamina Persero:
5.25% 5/23/21 (e)	550,000	589,188
6.5% 5/27/41 (e)	200,000	225,000
TOTAL INDONESIA		814,188
Ireland - 0.2%
Vnesheconombank Via VEB Finance PLC 5.375% 2/13/17 (e)	200,000	212,500
Luxembourg - 0.1%
RSHB Capital SA 9% 6/11/14 (e)	100,000	111,000
Malaysia - 0.2%
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)	100,000	145,900
Mexico - 0.6%
Petroleos Mexicanos:
5.5% 1/21/21	250,000	293,125
Nonconvertible Bonds - continued
	Principal Amount	Value
Mexico - continued
Petroleos Mexicanos: - continued
6.625% (e)(f)	$ 100,000	$ 104,650
8% 5/3/19	150,000	196,500
TOTAL MEXICO		594,275
Netherlands - 0.8%
Access Finance BV 7.25% 7/25/17 (e)	200,000	199,000
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)	100,000	115,750
9.125% 7/2/18 (e)	150,000	191,625
11.75% 1/23/15 (e)	100,000	121,000
Majapahit Holding BV 8% 8/7/19 (e)	100,000	122,750
TOTAL NETHERLANDS		750,125
Philippines - 0.4%
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)	150,000	192,000
7.39% 12/2/24 (e)	125,000	169,375
TOTAL PHILIPPINES		361,375
Trinidad & Tobago - 0.1%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)	100,000	124,750
United States of America - 0.5%
Pemex Project Funding Master Trust:
6.625% 6/15/35	200,000	257,500
8.625% 2/1/22	175,000	226,625
TOTAL UNITED STATES OF AMERICA		484,125
Venezuela - 2.5%
Petroleos de Venezuela SA:
4.9% 10/28/14	1,300,000	1,137,500
5.375% 4/12/27	400,000	232,000
5.5% 4/12/37	600,000	345,000
8.5% 11/2/17 (e)	450,000	378,000
12.75% 2/17/22 (e)	300,000	288,750
TOTAL VENEZUELA		2,381,250
TOTAL NONCONVERTIBLE BONDS (Cost $6,289,979)		6,758,799
Government Obligations - 18.4%
	Principal Amount	Value
Argentina - 0.1%
Argentine Republic discount (with partial capitalization through 12/31/13) 8.28% 12/31/33	$ 74,280	$ 49,396
Belarus - 0.3%
Belarus Republic:
8.75% 8/3/15 (Reg. S)	225,000	220,500
8.95% 1/26/18	100,000	94,750
TOTAL BELARUS		315,250
Belize - 0.1%
Belize Government 8.5% 2/20/29 (e)	150,000	75,000
Bermuda - 0.1%
Bermuda Government 5.603% 7/20/20 (e)	100,000	115,750
Brazil - 1.7%
Brazilian Federative Republic:
5.625% 1/7/41	100,000	131,000
7.125% 1/20/37	200,000	308,500
10.125% 5/15/27	150,000	265,500
12.25% 3/6/30	350,000	717,500
12.75% 1/15/20	100,000	172,000
TOTAL BRAZIL		1,594,500
Cayman Islands - 0.1%
Cayman Island Government 5.95% 11/24/19 (e)	100,000	111,000
Colombia - 0.7%
Colombian Republic:
10.375% 1/28/33	90,000	166,500
11.75% 2/25/20	280,000	459,200
TOTAL COLOMBIA		625,700
Congo - 0.1%
Congo Republic 3% 6/30/29 (d)	95,000	73,625
Croatia - 0.5%
Croatia Republic:
6.25% 4/27/17 (e)	200,000	206,740
6.375% 3/24/21 (e)	200,000	204,000
6.625% 7/14/20 (e)	100,000	103,370
TOTAL CROATIA		514,110
Ecuador - 0.3%
Ecuador Republic 9.375% 12/15/15 (e)	236,000	236,000
Government Obligations - continued
	Principal Amount	Value
El Salvador - 0.2%
El Salvador Republic 7.375% 12/1/19 (e)	$ 175,000	$ 196,438
Ghana - 0.1%
Ghana Republic 8.5% 10/4/17 (e)	100,000	112,500
Guatemala - 0.2%
Guatemalan Republic 5.75% 6/6/22 (e)	200,000	215,500
Hungary - 0.5%
Hungarian Republic:
4.75% 2/3/15	365,000	360,438
7.625% 3/29/41	100,000	106,000
TOTAL HUNGARY		466,438
Iceland - 0.2%
Republic of Iceland:
4.875% 6/16/16 (e)	100,000	103,250
5.875% 5/11/22 (e)	100,000	102,000
TOTAL ICELAND		205,250
Indonesia - 0.7%
Indonesian Republic:
7.75% 1/17/38 (e)	175,000	258,125
8.5% 10/12/35 (e)	100,000	155,750
11.625% 3/4/19 (e)	175,000	265,563
TOTAL INDONESIA		679,438
Iraq - 0.5%
Republic of Iraq 5.8% 1/15/28 (Reg. S)	550,000	481,250
Ivory Coast - 0.7%
Ivory Coast 3.75% 12/31/32 (c)(d)	900,000	708,750
Latvia - 0.2%
Latvian Republic 5.25% 2/22/17 (e)	200,000	210,500
Lebanon - 0.3%
Lebanese Republic 11.625% 5/11/16 (Reg. S)	250,000	306,250
Lithuania - 0.5%
Lithuanian Republic:
6.125% 3/9/21 (e)	100,000	113,500
6.625% 2/1/22 (e)	200,000	237,500
7.375% 2/11/20 (e)	100,000	122,250
TOTAL LITHUANIA		473,250
Government Obligations - continued
	Principal Amount	Value
Mexico - 1.1%
United Mexican States:
5.75% 10/12/10	$ 224,000	$ 280,000
6.05% 1/11/40	200,000	276,700
6.75% 9/27/34	200,000	291,000
7.5% 4/8/33	100,000	155,000
TOTAL MEXICO		1,002,700
Namibia - 0.2%
Republic of Namibia 5.5% 11/3/21 (e)	200,000	212,930
Nigeria - 0.6%
Republic of Nigeria 6.75% 1/28/21 (e)	550,000	603,625
Panama - 0.4%
Panamanian Republic:
8.875% 9/30/27	55,000	88,550
9.375% 4/1/29	150,000	253,500
TOTAL PANAMA		342,050
Peru - 0.6%
Peruvian Republic 8.75% 11/21/33	345,000	601,163
Philippines - 1.4%
Philippine Republic:
6.375% 10/23/34	150,000	203,820
6.5% 1/20/20	135,000	171,450
7.75% 1/14/31	125,000	187,975
10.625% 3/16/25	425,000	729,938
TOTAL PHILIPPINES		1,293,183
Poland - 0.2%
Polish Government:
5% 3/23/22	35,000	40,119
6.375% 7/15/19	135,000	165,375
TOTAL POLAND		205,494
Qatar - 0.3%
State of Qatar 5.75% 1/20/42 (e)	200,000	257,000
Romania - 0.2%
Romanian Republic 6.75% 2/7/22 (e)	190,000	201,400
Russia - 1.6%
Russian Federation:
7.5% 3/31/30 (Reg. S)	724,500	906,494
Government Obligations - continued
	Principal Amount	Value
Russia - continued
Russian Federation: - continued
11% 7/24/18 (Reg. S)	$ 200,000	$ 286,500
12.75% 6/24/28 (Reg. S)	175,000	333,585
TOTAL RUSSIA		1,526,579
Serbia - 0.3%
Republic of Serbia:
6.75% 11/1/24 (e)	41,667	39,792
7.25% 9/28/21 (e)	200,000	202,500
TOTAL SERBIA		242,292
Slovakia - 0.2%
Slovakia Republic 4.375% 5/21/22 (e)	200,000	207,000
South Africa - 0.1%
South African Republic 4.665% 1/17/24	100,000	112,875
Sri Lanka - 0.3%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (e)	200,000	201,750
6.25% 10/4/20 (e)	100,000	104,125
TOTAL SRI LANKA		305,875
Turkey - 1.5%
Turkish Republic:
7% 6/5/20	300,000	368,250
7.5% 7/14/17	200,000	239,500
11.875% 1/15/30	450,000	846,585
TOTAL TURKEY		1,454,335
Ukraine - 0.3%
Ukraine Government:
7.75% 9/23/20 (e)	100,000	91,750
9.25% 7/24/17 (e)	200,000	199,240
TOTAL UKRAINE		290,990
Uruguay - 0.1%
Uruguay Republic 7.625% 3/21/36	75,000	114,750
Venezuela - 0.9%
Venezuelan Republic:
7.75% 10/13/19 (Reg. S)	85,000	67,575
11.75% 10/21/26 (Reg. S)	300,000	277,500
Government Obligations - continued
	Principal Amount	Value
Venezuela - continued
Venezuelan Republic: - continued
11.95% 8/5/31 (Reg. S)	$ 350,000	$ 327,250
12.75% 8/23/22	135,000	134,325
TOTAL VENEZUELA		806,650
TOTAL GOVERNMENT OBLIGATIONS (Cost $16,041,777)		17,546,786
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 0.17% (b) (Cost $1,508,225)	1,508,225	1,508,225
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $91,770,249)		95,166,391
NET OTHER ASSETS (LIABILITIES) - 0.2%		203,273
NET ASSETS - 100%		$ 95,369,664
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,520,907 or 10.0% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,976
Fidelity Securities Lending Cash Central Fund	305
Total	$ 3,281
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,521,080	$ 5,521,080	$ -	$ -
Consumer Staples	5,991,507	5,991,507	-	-
Energy	8,797,099	8,709,695	87,404	-
Financials	17,148,781	16,166,578	982,203	-
Health Care	861,244	861,244	-	-
Industrials	5,037,777	5,037,777	-	-
Information Technology	9,395,418	7,988,530	1,406,888	-
Materials	8,453,422	7,978,234	475,188	-
Telecommunication Services	5,728,145	5,312,068	416,077	-
Utilities	2,418,108	2,250,568	167,540	-
Corporate Bonds	6,758,799	-	6,758,799	-
Government Obligations	17,546,786	-	17,546,786	-
Money Market Funds	1,508,225	1,508,225	-	-
Total Investments in Securities:	$ 95,166,391	$ 67,325,506	$ 27,840,885	$ -
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $92,092,045. Net unrealized appreciation aggregated $3,074,346, of which $7,353,701 related to appreciated investment securities and $4,279,355 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Total Emerging Markets Fund

July 31, 2012

1.931233.100

TEK-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 71.1%
	Shares	Value
Australia - 0.2%
Paladin Energy Ltd. (Australia) (a)	154,295	$ 189,714
Austria - 0.1%
Erste Bank AG (a)	4,200	76,120
Bailiwick of Jersey - 0.2%
Atrium European Real Estate Ltd.	32,942	146,928
Bermuda - 1.5%
Aquarius Platinum Ltd. (Australia)	125,044	78,845
BW Offshore Ltd.	324,045	298,372
Cosco International Holdings Ltd.	24,000	9,161
GP Investments Ltd. (depositary receipt) (a)	106,522	212,607
Kunlun Energy Co. Ltd.	304,000	492,378
Pacific Basin Shipping Ltd.	271,000	120,566
Seadrill Ltd.	6,014	235,869
TOTAL BERMUDA		1,447,798
Brazil - 10.0%
Anhanguera Educacional Participacoes SA	35,700	507,835
Arezzo Industria e Comercio SA	13,500	211,934
Banco do Brasil SA	40,500	430,851
Banco Do Est Rio Grande Sul SA	32,450	257,326
BM&F Bovespa SA	33,000	185,194
BR Properties SA	47,100	549,331
Brasil Brokers Participacoes SA	22,400	68,866
Braskem SA (PN-A)	36,400	220,084
CCR SA	27,700	231,149
Centrais Eletricas Brasileiras SA (Electrobras)	11,540	79,685
Cia.Hering SA	11,600	229,034
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	10,000	385,500
Companhia de Saneamento de Minas Gerais	6,740	166,559
Companhia Paranaense de Energia-Copel:
(PN-B)	3,505	71,975
(PN-B) sponsored ADR	8,750	177,275
Estacio Participacoes SA	15,500	190,838
Fibria Celulose SA (a)	38,300	289,698
Gerdau SA sponsored ADR	36,200	329,420
Itau Unibanco Banco Multiplo SA sponsored ADR	35,790	565,840
Lojas Americanas SA (PN)	71,833	510,389
Mills Estruturas e Servicos de Engenharia SA	17,400	234,610
Multiplus SA	10,000	241,314
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	15,306	291,273
Common Stocks - continued
	Shares	Value
Brazil - continued
Petroleo Brasileiro SA - Petrobras: - continued
sponsored ADR	33,600	$ 659,568
Redecard SA	12,200	196,765
Ultrapar Participacoes SA	26,200	617,539
Vale SA (PN-A) sponsored ADR	90,100	1,597,473
TOTAL BRAZIL		9,497,325
British Virgin Islands - 0.1%
Sable Mining Africa Ltd. (a)	353,400	52,637
Canada - 1.4%
Banro Corp. (a)	20,700	80,501
Barrick Gold Corp.	5,900	194,206
First Quantum Minerals Ltd.	13,400	243,321
Goldcorp, Inc.	7,300	263,509
Pan American Silver Corp.	4,000	59,760
Uranium One, Inc. (a)	66,900	152,766
Yamana Gold, Inc.	20,100	298,038
TOTAL CANADA		1,292,101
Cayman Islands - 3.7%
Ajisen (China) Holdings Ltd.	183,000	127,196
Baidu.com, Inc. sponsored ADR (a)	4,034	486,178
Belle International Holdings Ltd.	124,000	229,621
Biostime International Holdings Ltd.	102,000	228,868
China Liansu Group Holdings Ltd.	24,000	10,801
Eurasia Drilling Co. Ltd. GDR (Reg. S)	11,200	308,000
Geely Automobile Holdings Ltd.	425,000	141,398
Greatview Aseptic Pack Co. Ltd. (a)	579,000	279,991
Haitian International Holdings Ltd.	108,000	104,174
Hengan International Group Co. Ltd.	70,500	669,117
SINA Corp. (a)	1,300	59,033
Tencent Holdings Ltd.	6,500	194,295
Uni-President China Holdings Ltd.	380,000	362,129
Veripos (a)	10,790	20,765
Xueda Education Group sponsored ADR (a)	33,300	97,902
Yingde Gases Group Co. Ltd.	283,000	242,320
TOTAL CAYMAN ISLANDS		3,561,788
Chile - 0.9%
Aguas Andinas SA	272,962	180,938
Embotelladora Andina SA Class A	35,611	165,976
Empresa Nacional de Telecomunicaciones SA (ENTEL)	9,136	179,652
Common Stocks - continued
	Shares	Value
Chile - continued
Enersis SA	595,178	$ 197,879
Inversiones La Construccion SA	10,608	160,411
TOTAL CHILE		884,856
China - 5.9%
China Communications Construction Co. Ltd. (H Shares)	265,000	233,400
China Construction Bank Corp. (H Shares)	1,647,000	1,112,910
China Pacific Insurance Group Co. Ltd. (H Shares)	212,500	675,477
China Shenhua Energy Co. Ltd. (H Shares)	105,000	394,019
China Southern Airlines Ltd. (H Shares)	350,000	173,766
China Suntien Green Energy Corp. Ltd. (H Shares)	1,431,500	239,977
China Telecom Corp. Ltd. (H Shares)	740,000	384,183
Dongfeng Motor Group Co. Ltd. (H Shares)	218,000	304,172
Industrial & Commercial Bank of China Ltd. (H Shares)	2,314,000	1,327,879
Maanshan Iron & Steel Ltd. (H Shares)	810,000	181,748
PetroChina Co. Ltd. (H Shares)	70,000	87,404
PICC Property & Casualty Co. Ltd. (H Shares)	146,000	163,609
Shanghai Electric Group Co. Ltd. (H Shares)	654,000	246,261
Weichai Power Co. Ltd. (H Shares)	27,000	81,995
TOTAL CHINA		5,606,800
Colombia - 0.6%
Ecopetrol SA ADR	10,542	603,319
Cyprus - 0.1%
Globaltrans Investment PLC GDR (e)	6,900	130,410
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	3,470	116,852
Egypt - 0.1%
Orascom Telecom Holding SAE unit (a)	28,900	74,793
Hong Kong - 2.8%
AIA Group Ltd.	34,400	120,882
China Mobile Ltd. sponsored ADR	15,680	911,322
China Resources Power Holdings Co. Ltd.	26,000	54,852
CNOOC Ltd. sponsored ADR	5,000	1,001,500
Lenovo Group Ltd.	532,000	369,087
Sinotruk Hong Kong Ltd.	392,500	207,013
TOTAL HONG KONG		2,664,656
Common Stocks - continued
	Shares	Value
India - 2.6%
Axis Bank Ltd.	7,933	$ 149,086
Cummins India Ltd.	12,413	95,488
Grasim Industries Ltd.	2,701	146,895
Housing Development and Infrastructure Ltd. (a)	73,137	104,453
Indiabulls Real Estate Ltd.	210,572	211,671
ITC Ltd.	138,175	642,006
JK Cement Ltd.	14,380	55,141
Larsen & Toubro Ltd.	11,524	284,035
Lupin Ltd.	15,196	164,350
Power Grid Corp. of India Ltd.	80,910	173,223
SREI Infrastructure Finance Ltd.	403,096	155,986
State Bank of India	8,054	290,660
TOTAL INDIA		2,472,994
Indonesia - 1.7%
PT Bakrieland Development Tbk (a)	15,851,500	102,376
PT Bank Tabungan Negara Tbk	1,547,500	224,465
PT Indo Tambangraya Megah Tbk	52,000	195,722
PT Jasa Marga Tbk	382,500	230,836
PT Telkomunikasi Indonesia Tbk:
Series B	33,000	31,894
sponsored ADR	22,034	855,580
TOTAL INDONESIA		1,640,873
Israel - 0.4%
Bezeq Israeli Telecommunication Corp. Ltd.	118,900	119,982
Check Point Software Technologies Ltd. (a)	1,900	92,283
NICE Systems Ltd. sponsored ADR (a)	5,700	205,200
TOTAL ISRAEL		417,465
Kazakhstan - 0.2%
JSC Halyk Bank of Kazakhstan GDR unit (a)	28,800	161,280
Kenya - 0.5%
Equity Bank Ltd.	1,096,500	279,487
Safaricom Ltd.	3,758,220	169,309
TOTAL KENYA		448,796
Korea (South) - 10.2%
Amoreg	1,135	368,907
Asia Pacific Systems, Inc. (a)	7,505	73,346
E-Mart Co. Ltd.	1,711	397,988
Hana Financial Group, Inc.	20,190	645,518
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hyundai Industrial Development & Construction Co.	13,420	$ 242,722
ICD Co. Ltd.	1,195	13,740
KB Financial Group, Inc.	31,190	982,203
Kia Motors Corp.	1,710	118,117
Korea Electric Power Corp. (a)	7,500	167,540
Korean Reinsurance Co.	12,280	106,219
KT&G Corp.	6,779	499,430
LG Chemical Ltd.	1,195	331,865
LS Industrial Systems Ltd.	4,392	255,206
Orion Corp.	316	250,694
POSCO sponsored ADR	4,300	341,979
Samsung Electronics Co. Ltd.	2,878	3,331,909
Samsung Engineering Co. Ltd.	1,574	254,057
Samsung Fire & Marine Insurance Co. Ltd.	1,660	311,249
Samsung Heavy Industries Ltd.	9,140	316,477
Samsung Life Insurance Co. Ltd.	2,298	188,609
Shinhan Financial Group Co. Ltd.	6,980	223,474
Shinhan Financial Group Co. Ltd. sponsored ADR	2,644	168,026
Tong Yang Life Insurance Co. Ltd.	16,150	155,691
TOTAL KOREA (SOUTH)		9,744,966
Luxembourg - 0.4%
Samsonite International SA	49,500	84,259
Subsea 7 SA	14,900	313,200
TOTAL LUXEMBOURG		397,459
Malaysia - 0.9%
Axiata Group Bhd	127,300	238,751
Genting Bhd	94,000	284,903
Petronas Dagangan Bhd	55,900	375,708
TOTAL MALAYSIA		899,362
Mexico - 3.1%
America Movil SAB de CV Series L sponsored ADR	50,050	1,335,835
CEMEX SA de CV sponsored ADR	41,288	287,364
Desarrolladora Homex SAB de CV sponsored ADR (a)	9,450	112,077
Fibra Uno Administracion SA de CV	72,600	150,075
Grupo Modelo SAB de CV Series C	17,800	160,513
Grupo Televisa SA de CV (CPO) sponsored ADR	34,300	781,697
Wal-Mart de Mexico SA de CV Series V	56,700	160,611
TOTAL MEXICO		2,988,172
Common Stocks - continued
	Shares	Value
Netherlands - 0.5%
ASML Holding NV (Netherlands)	4,500	$ 259,907
Vopak NV	3,781	239,771
TOTAL NETHERLANDS		499,678
Nigeria - 1.0%
Guaranty Trust Bank PLC	627,668	67,592
Guaranty Trust Bank PLC GDR (Reg. S)	66,500	385,700
Zenith Bank PLC	5,278,326	473,127
TOTAL NIGERIA		926,419
Norway - 0.6%
Petroleum Geo-Services ASA	12,800	188,786
TGS Nopec Geophysical Co. ASA	13,367	392,968
TOTAL NORWAY		581,754
Panama - 0.4%
Copa Holdings SA Class A	4,300	333,379
Peru - 0.3%
Compania de Minas Buenaventura SA sponsored ADR	8,200	298,644
Philippines - 1.1%
Metro Pacific Investments Corp.	2,860,000	286,377
Metropolitan Bank & Trust Co.	106,600	255,615
Robinsons Land Corp.	1,149,300	536,863
TOTAL PHILIPPINES		1,078,855
Poland - 1.0%
Eurocash SA	14,100	165,443
Powszechny Zaklad Ubezpieczen SA	7,085	750,734
Warsaw Stock Exchange	7,500	76,328
TOTAL POLAND		992,505
Russia - 5.0%
Bank St. Petersburg OJSC	40,700	71,439
DIXY Group OJSC (a)	17,805	192,245
Gazprom OAO sponsored ADR	58,100	535,101
Magnit OJSC	1,822	236,335
Magnit OJSC GDR (Reg. S)	5,400	174,906
Magnitogorsk Iron & Steel Works OJSC unit	26,100	97,353
Mobile TeleSystems OJSC (a)	36,500	280,578
Mobile TeleSystems OJSC sponsored ADR	20,080	380,516
NOVATEK OAO GDR (Reg. S)	3,500	395,850
OGK-4 OJSC (a)	5,434,100	443,154
Common Stocks - continued
	Shares	Value
Russia - continued
Raspadskaya OAO (a)	38,412	$ 95,771
RusHydro JSC sponsored ADR	63,940	156,653
Sberbank (Savings Bank of the Russian Federation)	259,100	721,103
Sistema JSFC (a)	243,300	200,428
TNK-BP Holding (a)	157,360	372,267
Uralkali OJSC GDR (Reg. S)	8,900	370,952
TOTAL RUSSIA		4,724,651
Singapore - 0.7%
First Resources Ltd.	237,000	361,861
Global Logistic Properties Ltd.	193,000	348,963
TOTAL SINGAPORE		710,824
South Africa - 3.5%
Absa Group Ltd.	11,922	194,341
AngloGold Ashanti Ltd.	9,700	328,293
Aspen Pharmacare Holdings Ltd.	16,000	280,634
Aveng Ltd.	26,200	113,974
Blue Label Telecoms Ltd.	185,700	125,213
Growthpoint Properties Ltd.	47,200	144,927
Impala Platinum Holdings Ltd.	32,400	508,969
JSE Ltd.	54,700	499,770
Life Healthcare Group Holdings Ltd.	65,900	267,166
MTN Group Ltd.	6,400	115,216
Naspers Ltd. Class N	11,500	625,197
Reunert Ltd.	14,600	141,227
TOTAL SOUTH AFRICA		3,344,927
Taiwan - 5.6%
Asia Cement Corp.	181,000	230,028
Catcher Technology Co. Ltd.	24,000	116,232
Cheng Uei Precision Industries Co. Ltd.	135,339	248,619
Chinatrust Financial Holding Co. Ltd.	847,885	509,751
Chroma ATE, Inc.	72,000	161,122
Hon Hai Precision Industry Co. Ltd. (Foxconn)	185,000	522,746
Synnex Technology International Corp.	158,000	345,658
Taiwan Fertilizer Co. Ltd.	99,000	235,431
Taiwan Mobile Co. Ltd.	109,000	360,421
Taiwan Semiconductor Manufacturing Co. Ltd.	423,000	1,146,981
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	46,600	651,002
Common Stocks - continued
	Shares	Value
Taiwan - continued
Unified-President Enterprises Corp.	338,000	$ 568,978
Yuanta Financial Holding Co. Ltd.	481,000	224,917
TOTAL TAIWAN		5,321,886
Thailand - 1.4%
Bangkok Bank Public Co. Ltd. (For. Reg.)	68,100	450,105
Electricity Generating PCL (For. Reg.)	26,420	91,929
PTT Global Chemical PCL (For. Reg.)	124,400	234,214
PTT PCL (For. Reg.)	44,000	455,799
Siam Cement PCL (For. Reg.)	5,700	63,213
TOTAL THAILAND		1,295,260
Turkey - 1.1%
Aygaz A/S	76,000	339,594
Enka Insaat ve Sanayi A/S	41,000	118,784
TAV Havalimanlari Holding A/S	44,000	241,223
Turkiye Is Bankasi A/S Series C	102,100	299,215
TOTAL TURKEY		998,816
United Kingdom - 0.6%
Evraz PLC	32,100	119,529
Hikma Pharmaceuticals PLC	13,663	149,094
International Personal Finance PLC	10,200	44,778
Kazakhmys PLC	26,800	296,230
TOTAL UNITED KINGDOM		609,631
United States of America - 0.6%
Cognizant Technology Solutions Corp. Class A (a)	6,500	369,005
Universal Display Corp. (a)	7,027	223,178
TOTAL UNITED STATES OF AMERICA		592,183
TOTAL COMMON STOCKS (Cost $66,488,380)		67,826,876
Nonconvertible Preferred Stocks - 1.6%

Korea (South) - 1.4%
Hyundai Motor Co. Series 2	14,560	964,511
Samsung Electronics Co. Ltd.	460	329,132
TOTAL KOREA (SOUTH)		1,293,643
Nonconvertible Preferred Stocks - continued
	Shares	Value
Russia - 0.2%
Rostelecom (a)	36,800	$ 89,685
Sberbank (Savings Bank of the Russian Federation) (a)	72,500	142,377
TOTAL RUSSIA		232,062
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,441,888)		1,525,705
Nonconvertible Bonds - 7.1%
	Principal Amount
Bermuda - 0.2%
Qtel International Finance Ltd. 5% 10/19/25 (e)	$ 200,000	220,558
Canada - 0.1%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)	100,000	112,750
Cayman Islands - 0.1%
Odebrecht Finance Ltd. 7.5% (e)(f)	100,000	106,000
Chile - 0.2%
Corporacion Nacional del Cobre de Chile (Codelco) 6.15% 10/24/36 (e)	100,000	130,003
Georgia - 0.2%
JSC Georgian Railway 7.75% 7/11/22 (e)	200,000	210,000
Indonesia - 0.9%
PT Pertamina Persero:
5.25% 5/23/21 (e)	550,000	589,188
6.5% 5/27/41 (e)	200,000	225,000
TOTAL INDONESIA		814,188
Ireland - 0.2%
Vnesheconombank Via VEB Finance PLC 5.375% 2/13/17 (e)	200,000	212,500
Luxembourg - 0.1%
RSHB Capital SA 9% 6/11/14 (e)	100,000	111,000
Malaysia - 0.2%
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)	100,000	145,900
Mexico - 0.6%
Petroleos Mexicanos:
5.5% 1/21/21	250,000	293,125
Nonconvertible Bonds - continued
	Principal Amount	Value
Mexico - continued
Petroleos Mexicanos: - continued
6.625% (e)(f)	$ 100,000	$ 104,650
8% 5/3/19	150,000	196,500
TOTAL MEXICO		594,275
Netherlands - 0.8%
Access Finance BV 7.25% 7/25/17 (e)	200,000	199,000
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)	100,000	115,750
9.125% 7/2/18 (e)	150,000	191,625
11.75% 1/23/15 (e)	100,000	121,000
Majapahit Holding BV 8% 8/7/19 (e)	100,000	122,750
TOTAL NETHERLANDS		750,125
Philippines - 0.4%
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)	150,000	192,000
7.39% 12/2/24 (e)	125,000	169,375
TOTAL PHILIPPINES		361,375
Trinidad & Tobago - 0.1%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)	100,000	124,750
United States of America - 0.5%
Pemex Project Funding Master Trust:
6.625% 6/15/35	200,000	257,500
8.625% 2/1/22	175,000	226,625
TOTAL UNITED STATES OF AMERICA		484,125
Venezuela - 2.5%
Petroleos de Venezuela SA:
4.9% 10/28/14	1,300,000	1,137,500
5.375% 4/12/27	400,000	232,000
5.5% 4/12/37	600,000	345,000
8.5% 11/2/17 (e)	450,000	378,000
12.75% 2/17/22 (e)	300,000	288,750
TOTAL VENEZUELA		2,381,250
TOTAL NONCONVERTIBLE BONDS (Cost $6,289,979)		6,758,799
Government Obligations - 18.4%
	Principal Amount	Value
Argentina - 0.1%
Argentine Republic discount (with partial capitalization through 12/31/13) 8.28% 12/31/33	$ 74,280	$ 49,396
Belarus - 0.3%
Belarus Republic:
8.75% 8/3/15 (Reg. S)	225,000	220,500
8.95% 1/26/18	100,000	94,750
TOTAL BELARUS		315,250
Belize - 0.1%
Belize Government 8.5% 2/20/29 (e)	150,000	75,000
Bermuda - 0.1%
Bermuda Government 5.603% 7/20/20 (e)	100,000	115,750
Brazil - 1.7%
Brazilian Federative Republic:
5.625% 1/7/41	100,000	131,000
7.125% 1/20/37	200,000	308,500
10.125% 5/15/27	150,000	265,500
12.25% 3/6/30	350,000	717,500
12.75% 1/15/20	100,000	172,000
TOTAL BRAZIL		1,594,500
Cayman Islands - 0.1%
Cayman Island Government 5.95% 11/24/19 (e)	100,000	111,000
Colombia - 0.7%
Colombian Republic:
10.375% 1/28/33	90,000	166,500
11.75% 2/25/20	280,000	459,200
TOTAL COLOMBIA		625,700
Congo - 0.1%
Congo Republic 3% 6/30/29 (d)	95,000	73,625
Croatia - 0.5%
Croatia Republic:
6.25% 4/27/17 (e)	200,000	206,740
6.375% 3/24/21 (e)	200,000	204,000
6.625% 7/14/20 (e)	100,000	103,370
TOTAL CROATIA		514,110
Ecuador - 0.3%
Ecuador Republic 9.375% 12/15/15 (e)	236,000	236,000
Government Obligations - continued
	Principal Amount	Value
El Salvador - 0.2%
El Salvador Republic 7.375% 12/1/19 (e)	$ 175,000	$ 196,438
Ghana - 0.1%
Ghana Republic 8.5% 10/4/17 (e)	100,000	112,500
Guatemala - 0.2%
Guatemalan Republic 5.75% 6/6/22 (e)	200,000	215,500
Hungary - 0.5%
Hungarian Republic:
4.75% 2/3/15	365,000	360,438
7.625% 3/29/41	100,000	106,000
TOTAL HUNGARY		466,438
Iceland - 0.2%
Republic of Iceland:
4.875% 6/16/16 (e)	100,000	103,250
5.875% 5/11/22 (e)	100,000	102,000
TOTAL ICELAND		205,250
Indonesia - 0.7%
Indonesian Republic:
7.75% 1/17/38 (e)	175,000	258,125
8.5% 10/12/35 (e)	100,000	155,750
11.625% 3/4/19 (e)	175,000	265,563
TOTAL INDONESIA		679,438
Iraq - 0.5%
Republic of Iraq 5.8% 1/15/28 (Reg. S)	550,000	481,250
Ivory Coast - 0.7%
Ivory Coast 3.75% 12/31/32 (c)(d)	900,000	708,750
Latvia - 0.2%
Latvian Republic 5.25% 2/22/17 (e)	200,000	210,500
Lebanon - 0.3%
Lebanese Republic 11.625% 5/11/16 (Reg. S)	250,000	306,250
Lithuania - 0.5%
Lithuanian Republic:
6.125% 3/9/21 (e)	100,000	113,500
6.625% 2/1/22 (e)	200,000	237,500
7.375% 2/11/20 (e)	100,000	122,250
TOTAL LITHUANIA		473,250
Government Obligations - continued
	Principal Amount	Value
Mexico - 1.1%
United Mexican States:
5.75% 10/12/10	$ 224,000	$ 280,000
6.05% 1/11/40	200,000	276,700
6.75% 9/27/34	200,000	291,000
7.5% 4/8/33	100,000	155,000
TOTAL MEXICO		1,002,700
Namibia - 0.2%
Republic of Namibia 5.5% 11/3/21 (e)	200,000	212,930
Nigeria - 0.6%
Republic of Nigeria 6.75% 1/28/21 (e)	550,000	603,625
Panama - 0.4%
Panamanian Republic:
8.875% 9/30/27	55,000	88,550
9.375% 4/1/29	150,000	253,500
TOTAL PANAMA		342,050
Peru - 0.6%
Peruvian Republic 8.75% 11/21/33	345,000	601,163
Philippines - 1.4%
Philippine Republic:
6.375% 10/23/34	150,000	203,820
6.5% 1/20/20	135,000	171,450
7.75% 1/14/31	125,000	187,975
10.625% 3/16/25	425,000	729,938
TOTAL PHILIPPINES		1,293,183
Poland - 0.2%
Polish Government:
5% 3/23/22	35,000	40,119
6.375% 7/15/19	135,000	165,375
TOTAL POLAND		205,494
Qatar - 0.3%
State of Qatar 5.75% 1/20/42 (e)	200,000	257,000
Romania - 0.2%
Romanian Republic 6.75% 2/7/22 (e)	190,000	201,400
Russia - 1.6%
Russian Federation:
7.5% 3/31/30 (Reg. S)	724,500	906,494
Government Obligations - continued
	Principal Amount	Value
Russia - continued
Russian Federation: - continued
11% 7/24/18 (Reg. S)	$ 200,000	$ 286,500
12.75% 6/24/28 (Reg. S)	175,000	333,585
TOTAL RUSSIA		1,526,579
Serbia - 0.3%
Republic of Serbia:
6.75% 11/1/24 (e)	41,667	39,792
7.25% 9/28/21 (e)	200,000	202,500
TOTAL SERBIA		242,292
Slovakia - 0.2%
Slovakia Republic 4.375% 5/21/22 (e)	200,000	207,000
South Africa - 0.1%
South African Republic 4.665% 1/17/24	100,000	112,875
Sri Lanka - 0.3%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (e)	200,000	201,750
6.25% 10/4/20 (e)	100,000	104,125
TOTAL SRI LANKA		305,875
Turkey - 1.5%
Turkish Republic:
7% 6/5/20	300,000	368,250
7.5% 7/14/17	200,000	239,500
11.875% 1/15/30	450,000	846,585
TOTAL TURKEY		1,454,335
Ukraine - 0.3%
Ukraine Government:
7.75% 9/23/20 (e)	100,000	91,750
9.25% 7/24/17 (e)	200,000	199,240
TOTAL UKRAINE		290,990
Uruguay - 0.1%
Uruguay Republic 7.625% 3/21/36	75,000	114,750
Venezuela - 0.9%
Venezuelan Republic:
7.75% 10/13/19 (Reg. S)	85,000	67,575
11.75% 10/21/26 (Reg. S)	300,000	277,500
Government Obligations - continued
	Principal Amount	Value
Venezuela - continued
Venezuelan Republic: - continued
11.95% 8/5/31 (Reg. S)	$ 350,000	$ 327,250
12.75% 8/23/22	135,000	134,325
TOTAL VENEZUELA		806,650
TOTAL GOVERNMENT OBLIGATIONS (Cost $16,041,777)		17,546,786
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 0.17% (b) (Cost $1,508,225)	1,508,225	1,508,225
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $91,770,249)		95,166,391
NET OTHER ASSETS (LIABILITIES) - 0.2%		203,273
NET ASSETS - 100%		$ 95,369,664
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,520,907 or 10.0% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,976
Fidelity Securities Lending Cash Central Fund	305
Total	$ 3,281
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,521,080	$ 5,521,080	$ -	$ -
Consumer Staples	5,991,507	5,991,507	-	-
Energy	8,797,099	8,709,695	87,404	-
Financials	17,148,781	16,166,578	982,203	-
Health Care	861,244	861,244	-	-
Industrials	5,037,777	5,037,777	-	-
Information Technology	9,395,418	7,988,530	1,406,888	-
Materials	8,453,422	7,978,234	475,188	-
Telecommunication Services	5,728,145	5,312,068	416,077	-
Utilities	2,418,108	2,250,568	167,540	-
Corporate Bonds	6,758,799	-	6,758,799	-
Government Obligations	17,546,786	-	17,546,786	-
Money Market Funds	1,508,225	1,508,225	-	-
Total Investments in Securities:	$ 95,166,391	$ 67,325,506	$ 27,840,885	$ -
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $92,092,045. Net unrealized appreciation aggregated $3,074,346, of which $7,353,701 related to appreciated investment securities and $4,279,355 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Asia Fund

July 31, 2012

1.804844.108

SEA-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Australia - 0.4%
Origin Energy Ltd.	196,830	$ 2,442,883
Spark Infrastructure Group unit	1,383,201	2,369,378
TOTAL AUSTRALIA		4,812,261
Bermuda - 1.6%
Cheung Kong Infrastructure Holdings Ltd.	954,000	5,800,495
Digital China Holdings Ltd. (H Shares)	1,135,000	1,770,991
Jardine Matheson Holdings Ltd.	118,400	6,198,240
Kunlun Energy Co. Ltd.	2,646,000	4,285,628
Man Wah Holdings Ltd.	2,042,800	763,939
SmarTone Telecommunications Holdings Ltd.	957,500	2,024,966
TOTAL BERMUDA		20,844,259
Cayman Islands - 3.1%
AirMedia Group, Inc. ADR (a)	440,800	780,216
ASM Pacific Technology Ltd.	598,600	7,696,032
Baidu.com, Inc. sponsored ADR (a)	13,000	1,566,760
Bosideng International Holdings Ltd.	8,576,000	2,244,997
China Lodging Group Ltd. ADR (a)(d)	120,000	1,382,400
China Metal Recycling (Holdings) Ltd.	5,314,800	3,776,361
China Shanshui Cement Group Ltd.	6,245,000	3,551,453
Gourmet Master Co. Ltd.	87,150	672,400
KWG Property Holding Ltd.	2,444,000	1,355,204
Lee & Man Paper Manufacturing Ltd.	7,427,000	3,045,619
Longfor Properties Co. Ltd.	1,943,000	2,866,380
MGM China Holdings Ltd.	1,121,200	1,558,608
Samson Holding Ltd.	15,355,000	1,821,682
Sands China Ltd.	2,015,200	5,963,975
VST Holdings Ltd.	3,510,000	547,681
Youyuan International Holdings Ltd.	7,891,000	1,536,540
TOTAL CAYMAN ISLANDS		40,366,308
China - 14.1%
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	1,832,000	2,050,596
China CITIC Bank Corp. Ltd. (H Shares)	7,843,000	3,964,636
China Communications Construction Co. Ltd. (H Shares)	15,857,000	13,966,151
China Communications Services Corp. Ltd. (H Shares)	23,810,000	12,220,176
China Construction Bank Corp. (H Shares)	48,672,000	32,888,607
China Merchants Bank Co. Ltd. (H Shares)	7,016,500	12,956,824
China Minsheng Banking Corp. Ltd. (H Shares)	14,550,500	13,528,454
China National Building Materials Co. Ltd. (H Shares)	2,402,000	2,350,985
China Petroleum & Chemical Corp. (H Shares)	27,384,000	24,663,571
China Railway Construction Corp. Ltd. (H Shares)	4,487,000	3,928,808

	Shares	Value
China Ship Container Lines Co. Ltd. (H Shares) (a)	17,714,000	$ 4,340,155
China Southern Airlines Ltd. (H Shares)	19,904,000	9,881,801
China Suntien Green Energy Corp. Ltd. (H Shares)	9,341,000	1,565,928
CITIC Securities Co. Ltd. (H Shares)	503,000	880,852
Great Wall Motor Co. Ltd. (H Shares)	3,442,500	7,759,797
Guangzhou R & F Properties Co. Ltd. (H Shares)	1,700,800	2,169,125
Harbin Power Equipment Co. Ltd. (H Shares)	8,424,000	6,322,318
Industrial & Commercial Bank of China Ltd. (H Shares)	43,232,000	24,808,490
Shanghai Jin Jiang International Hotel Co. Ltd. (H Shares)	10,638,000	1,399,249
Tsingtao Brewery Co. Ltd. (H Shares)	490,000	2,875,031
TOTAL CHINA		184,521,554
Hong Kong - 13.9%
AIA Group Ltd.	7,451,400	26,184,204
BOC Hong Kong (Holdings) Ltd.	3,408,000	10,481,489
Cathay Pacific Airways Ltd.	6,296,000	10,424,728
China Mobile Ltd.	1,724,500	20,123,241
CITIC Pacific Ltd.	5,507,000	7,982,086
CNOOC Ltd.	11,674,000	23,418,693
Galaxy Entertainment Group Ltd. (a)	1,306,000	3,149,342
HKT Trust / HKT Ltd. unit	6,115,826	4,873,922
New World Development Co. Ltd.	11,462,206	14,677,512
PCCW Ltd.	33,941,000	13,349,330
Power Assets Holdings Ltd.	3,950,000	31,071,479
Sun Hung Kai Properties Ltd.	1,281,000	16,015,184
TOTAL HONG KONG		181,751,210
India - 8.8%
Aditya Birla Nuvo Ltd.	144,331	2,040,273
Apollo Tyres Ltd.	3,912,777	5,475,493
Axis Bank Ltd.	639,100	12,010,732
Canara Bank	634,643	4,182,978
Chennai Petroleum Corp. Ltd.	169,531	370,430
Dena Bank	1,152,618	1,911,695
Exide Industries Ltd.	989,106	2,284,949
Gateway Distriparks Ltd.	711,052	1,816,024
Godrej Consumer Products Ltd.	56,543	639,162
Grasim Industries Ltd.	196,315	10,676,680
HCL Infosystems Ltd.	1,248,955	840,729
Hindalco Industries Ltd.	3,232,705	6,987,903
Hindustan Unilever Ltd.	1,224,849	10,302,973
Housing Development and Infrastructure Ltd. (a)	519,492	741,931
ICICI Bank Ltd.	423,286	7,291,414
Indian Overseas Bank	2,561,526	3,342,524
Infrastructure Development Finance Co. Ltd.	1,424,489	3,449,694
Ipca Laboratories Ltd.	240,900	1,737,593
Jubilant Life Sciences Ltd.	404,375	1,199,806
Common Stocks - continued
	Shares	Value
India - continued
MindTree Consulting Ltd.	86,420	$ 981,791
NIIT Technologies Ltd.	308,873	1,623,307
Petronet LNG Ltd.	941,436	2,480,674
Reliance Infrastructure Ltd.	151,165	1,345,820
Rolta India Ltd.	1,314,463	1,609,957
SREI Infrastructure Finance Ltd.	3,334,960	1,290,526
Strides Arcolab Ltd.	162,583	2,084,521
Tata Chemicals Ltd.	422,713	2,327,356
Tata Consultancy Services Ltd.	347,941	7,788,280
Tata Motors Ltd. Class A	2,900,757	6,753,292
Tata Steel Ltd.	1,008,628	7,523,864
Tech Mahindra Ltd.	125,146	1,606,221
TOTAL INDIA		114,718,592
Indonesia - 5.2%
PT Bank Mandiri (Persero) Tbk	10,440,500	9,174,807
PT Bank Rakyat Indonesia Tbk	28,667,000	21,246,031
PT BISI International Tbk	6,945,000	867,664
PT Global Mediacom Tbk	22,410,500	4,152,285
PT Media Nusantara Citra Tbk	2,771,000	696,783
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	5,873,000	1,709,977
PT Salim Ivomas Pratama Tbk	6,555,500	1,006,402
PT Telkomunikasi Indonesia Tbk Series B	15,751,000	15,223,092
PT Tower Bersama Infrastructure Tbk (a)	6,009,500	2,497,328
PT Unilever Indonesia Tbk	3,648,000	9,366,214
PT XL Axiata Tbk	2,789,000	1,816,022
TOTAL INDONESIA		67,756,605
Korea (South) - 23.7%
BS Financial Group, Inc.	1,452,950	15,356,157
Cheil Worldwide, Inc.	369,090	6,202,258
Chong Kun Dang Pharmaceutical Corp.	116,860	2,165,279
CJ Corp.	68,905	4,460,934
Daewoo Securities Co. Ltd.	281,190	2,636,147
DGB Financial Group Co. Ltd.	567,850	6,503,803
Dongbu Insurance Co. Ltd.	113,320	4,209,396
Hana Financial Group, Inc.	381,610	12,200,904
Hanjin Shipping Co. Ltd. (a)	284,230	3,632,467
Hotel Shilla Co.	68,940	2,954,126
Hyundai Hysco Co. Ltd.	77,870	3,026,865
Hyundai Merchant Marine Co. Ltd. (a)	105,600	2,334,898
Hyundai Motor Co.	136,341	28,578,457
ICD Co. Ltd.	64,184	737,962
Industrial Bank of Korea	442,640	4,815,260
KCC Corp.	7,090	1,787,126
Kia Motors Corp.	270,110	18,657,595
Kiwoom Securities Co. Ltd.	16,730	884,833
Korea Zinc Co. Ltd.	16,810	5,709,037
Korean Reinsurance Co.	191,180	1,653,656
LG International Corp.	105,654	3,504,138

	Shares	Value
LIG Non-Life Insurance Co. Ltd.	67,590	$ 1,312,142
Lotte Samkang Co. Ltd.	14,554	6,526,108
Nong Shim Co. Ltd.	13,593	2,656,878
POSCO	58,896	18,810,374
Samsung Electronics Co. Ltd.	85,823	99,359,018
Samsung Fire & Marine Insurance Co. Ltd.	47,994	8,998,845
Samsung Heavy Industries Ltd.	561,340	19,436,663
SK Chemicals Co. Ltd.	82,195	4,259,974
SK Energy Co. Ltd.	46,163	6,348,752
SK Holdings Co. Ltd.	34,214	4,690,288
Sungwoo Hitech Co. Ltd.	397,222	4,496,838
TOTAL KOREA (SOUTH)		308,907,178
Malaysia - 0.5%
Glomac Bhd	6,305,100	1,715,262
Maxis Bhd	2,651,700	5,440,037
TOTAL MALAYSIA		7,155,299
Mauritius - 0.4%
Golden Agri-Resources Ltd.	8,300,000	4,935,712
Philippines - 1.0%
Aboitiz Power Corp.	2,349,400	1,944,467
Bloomberry Resorts Corp. (a)	1,682,000	410,981
Manila Water Co., Inc.	9,513,100	5,947,824
PUREGOLD Price Club, Inc.	2,455,100	1,561,454
Security Bank Corp.	745,180	2,525,883
TOTAL PHILIPPINES		12,390,609
Singapore - 5.1%
Avago Technologies Ltd.	146,600	5,424,200
City Developments Ltd.	1,021,000	9,599,566
DBS Group Holdings Ltd.	1,362,000	16,132,980
First Resources Ltd.	4,951,000	7,559,386
Mapletree Industrial (REIT)	3,195,000	3,337,753
Mapletree Logistics Trust (REIT)	7,182,000	5,858,028
Neptune Orient Lines Ltd. (a)	1,792,000	1,656,059
Olam International Ltd.	3,350,000	4,966,852
UOL Group Ltd.	1,954,000	8,133,816
Yanlord Land Group Ltd. (a)	3,517,000	3,433,908
TOTAL SINGAPORE		66,102,548
Taiwan - 8.5%
ASUSTeK Computer, Inc.	1,056,000	9,822,846
Chicony Electronics Co. Ltd.	3,758,085	7,280,191
Chipbond Technology Corp.	2,827,000	3,559,716
Compal Electronics, Inc.	6,405,000	6,032,766
Far EasTone Telecommunications Co. Ltd.	1,945,000	4,911,223
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,330,700	17,888,351
Insyde Software Corp.	526,928	1,891,943
Lite-On Technology Corp.	3,201,000	4,035,997
Radiant Opto-Electronics Corp.	1,197,000	4,717,635
Taiwan Semiconductor Manufacturing Co. Ltd.	9,524,192	25,825,222
Common Stocks - continued
	Shares	Value
Taiwan - continued
Unified-President Enterprises Corp.	5,929,000	$ 9,980,681
United Microelectronics Corp.	15,663,000	6,550,158
Wistron Corp.	5,595,628	6,046,044
Yang Ming Marine Transport Corp.	5,918,000	2,431,243
TOTAL TAIWAN		110,974,016
Thailand - 7.2%
Advanced Info Service PCL (For. Reg.)	1,266,200	8,047,029
Bangchak Petroleum PCL (For. Reg.)	1,184,500	835,586
Bangkok Bank Public Co. Ltd. NVDR	1,558,000	9,703,464
Banpu PCL:
(For. Reg.)	14,300	181,760
NVDR unit	659,400	8,381,316
Charoen Pokphand Foods PCL (For. Reg.)	5,666,800	5,987,324
LPN Development PCL unit	15,342,100	8,482,763
Minor International PCL (For. Reg.)	5,040,500	2,514,644
PTT Global Chemical PCL (For. Reg.)	5,194,538	9,779,993
PTT PCL (For. Reg.)	1,242,700	12,873,219
Siam Commercial Bank PCL (For. Reg.)	2,422,400	12,354,471
Siam Makro PCL (For. Reg.)	243,700	2,555,481
Thai Union Frozen Products PCL:
(For. Reg.)	1,938,240	4,526,871
NVDR	1,413,540	3,301,404
Total Access Communication PCL unit	1,890,500	4,941,011
TOTAL THAILAND		94,466,336
United Kingdom - 1.7%
HSBC Holdings PLC (Hong Kong)	1,151,889	9,635,445
Standard Chartered PLC (Hong Kong)	306,194	7,162,571
Vedanta Resources PLC	391,200	5,986,227
TOTAL UNITED KINGDOM		22,784,243
United States of America - 1.3%
China Natural Gas, Inc. (a)(d)	84,700	76,230
Citigroup, Inc.	148,600	4,031,518

	Shares	Value
Cognizant Technology Solutions Corp. Class A (a)	101,700	$ 5,773,509
Freeport-McMoRan Copper & Gold, Inc.	194,100	6,535,347
TOTAL UNITED STATES OF AMERICA		16,416,604
TOTAL COMMON STOCKS (Cost $1,279,448,073)		1,258,903,334
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 0.17% (b)	44,659,355	44,659,355
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,151,450	1,151,450
TOTAL MONEY MARKET FUNDS (Cost $45,810,805)		45,810,805
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,325,258,878)		1,304,714,139
NET OTHER ASSETS (LIABILITIES) - 0.0%		(472,488)
NET ASSETS - 100%		$ 1,304,241,651
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,363
Fidelity Securities Lending Cash Central Fund	344,761
Total	$ 358,124
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 110,674,306	$ 110,674,306	$ -	$ -
Consumer Staples	81,325,574	81,325,574	-	-
Energy	87,848,440	39,766,176	48,082,264	-
Financials	388,097,864	371,171,005	16,926,859	-
Health Care	7,187,199	7,187,199	-	-
Industrials	112,884,996	112,884,996	-	-
Information Technology	230,977,307	198,601,927	32,375,380	-
Materials	95,884,578	66,397,524	29,487,054	-
Telecommunication Services	95,467,377	60,121,044	35,346,333	-
Utilities	48,555,693	48,555,693	-	-
Money Market Funds	45,810,805	45,810,805	-	-
Total Investments in Securities:	$ 1,304,714,139	$ 1,142,496,249	$ 162,217,890	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 687,355,700
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $1,326,586,447. Net unrealized depreciation aggregated $21,872,308, of which $113,733,745 related to appreciated investment securities and $135,606,053 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor ®
Total International Equity Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2012

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Total International Equity Fund

1.863099.104

ATIE-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Australia - 5.1%
Australia & New Zealand Banking Group Ltd.	108,532	$ 2,684,885
Coca-Cola Amatil Ltd.	58,234	852,490
Commonwealth Bank of Australia	49,377	2,985,248
CSL Ltd.	35,275	1,582,910
Newcrest Mining Ltd.	23,905	590,362
Origin Energy Ltd.	24,056	298,562
Ramsay Health Care Ltd.	2,029	50,578
Sydney Airport unit	305,821	1,012,370
Telstra Corp. Ltd.	274,671	1,154,607
Transurban Group unit	57,293	368,480
Westfield Group unit	110,360	1,159,773
Woodside Petroleum Ltd.	18,232	646,650
Woolworths Ltd.	12,861	386,141
WorleyParsons Ltd.	21,140	579,616
TOTAL AUSTRALIA		14,352,672
Austria - 0.4%
Andritz AG	18,358	1,006,394
Zumtobel AG	4,700	50,571
TOTAL AUSTRIA		1,056,965
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	102,094	329,740
Bailiwick of Jersey - 0.8%
Atrium European Real Estate Ltd.	113,148	504,663
Informa PLC	51,306	297,628
Randgold Resources Ltd. sponsored ADR	6,760	604,885
Wolseley PLC	20,839	752,446
TOTAL BAILIWICK OF JERSEY		2,159,622
Belgium - 1.5%
Anheuser-Busch InBev SA NV	40,471	3,202,190
Gimv NV	1,420	62,112
Umicore SA	19,251	853,896
TOTAL BELGIUM		4,118,198
Bermuda - 2.0%
Cafe de Coral Holdings Ltd.	226,000	649,903
Cheung Kong Infrastructure Holdings Ltd.	74,000	449,934
GP Investments Ltd. (depositary receipt) (a)	8,300	16,566
Lazard Ltd. Class A	8,770	235,475
Li & Fung Ltd.	330,000	651,940
Common Stocks - continued
	Shares	Value
Bermuda - continued
Pacific Basin Shipping Ltd.	1,542,000	$ 686,023
Texwinca Holdings Ltd.	716,000	675,864
Trinity Ltd.	72,000	47,073
Vtech Holdings Ltd.	64,800	762,505
Wilson Sons Ltd. unit	45,100	677,865
Yue Yuen Industrial (Holdings) Ltd.	218,000	660,632
TOTAL BERMUDA		5,513,780
Brazil - 2.0%
Arezzo Industria e Comercio SA	18,400	288,858
Banco ABC Brasil SA	12,400	64,808
Banco ABC Brasil SA rights 8/2/12 (a)	370	514
Banco Bradesco SA	92,900	1,188,224
Banco Pine SA	8,106	53,125
Duratex SA	140,100	816,999
Iguatemi Empresa de Shopping Centers SA	10,300	220,406
LPS Brasil Consultoria de Imoveis SA	29,600	527,230
Multiplan Empreendimentos Imobiliarios SA	16,400	414,722
Oi SA	121,816	700,864
Porto Seguro SA	71,200	621,940
T4F Entretenimento SA	3,600	29,549
Tractebel Energia SA	38,800	692,046
TOTAL BRAZIL		5,619,285
British Virgin Islands - 0.0%
Gem Diamonds Ltd. (a)	8,878	27,435
Canada - 0.7%
Agnico-Eagle Mines Ltd. (Canada)	6,440	282,619
Baytex Energy Corp.	600	24,877
Copper Mountain Mining Corp. (a)	6,600	21,257
Eldorado Gold Corp.	3,800	41,113
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,155	434,773
First Quantum Minerals Ltd.	12,585	228,522
Goldcorp, Inc.	12,994	469,046
Open Text Corp. (a)	5,150	232,683
Painted Pony Petroleum Ltd. Class A (a)	4,400	41,023
Pason Systems, Inc.	2,700	39,146
Petrominerales Ltd.	2,725	25,216
TAG Oil Ltd. (a)	4,700	32,853
TOTAL CANADA		1,873,128
Common Stocks - continued
	Shares	Value
Cayman Islands - 1.3%
Baidu.com, Inc. sponsored ADR (a)	3,300	$ 397,716
Boer Power Holdings Ltd.	1,632,000	467,206
Enn Energy Holdings Ltd.	74,000	283,892
Haitian International Holdings Ltd.	478,000	461,067
Kingboard Chemical Holdings Ltd.	269,500	557,440
Samson Holding Ltd.	4,590,000	544,547
Sands China Ltd.	286,600	848,191
Vantage Drilling Co. (a)	15,200	23,864
TOTAL CAYMAN ISLANDS		3,583,923
Chile - 2.1%
Compania Cervecerias Unidas SA sponsored ADR	8,400	556,332
Embotelladora Andina SA sponsored ADR	18,300	636,840
Empresa Nacional de Telecomunicaciones SA (ENTEL)	34,862	685,534
Inversiones Aguas Metropolitanas SA	624,058	1,136,296
Isapre CruzBlanca SA	627,043	688,416
Parque Arauco SA	395,707	750,020
Quinenco SA	308,454	862,585
Sociedad Matriz SAAM SA	4,593,656	509,085
TOTAL CHILE		5,825,108
China - 0.4%
China BlueChemical Ltd. (H Shares)	882,000	580,061
China Oilfield Services Ltd. (H Shares)	422,000	651,935
TOTAL CHINA		1,231,996
Colombia - 0.2%
BanColombia SA sponsored ADR	11,300	698,792
Curacao - 0.2%
Schlumberger Ltd.	8,300	591,458
Denmark - 1.0%
Novo Nordisk A/S Series B sponsored ADR	15,200	2,349,008
William Demant Holding A/S (a)	4,110	388,361
TOTAL DENMARK		2,737,369
Egypt - 0.3%
Commercial International Bank Ltd.	199,900	907,567
Finland - 1.1%
Nokian Tyres PLC	43,902	1,755,013
Common Stocks - continued
	Shares	Value
Finland - continued
Outotec Oyj	12,312	$ 565,652
Sampo OYJ (A Shares)	25,599	680,335
TOTAL FINLAND		3,001,000
France - 4.7%
Alstom SA	21,001	698,704
Arkema SA	6,075	447,434
Atos Origin SA	10,149	571,545
BNP Paribas SA	35,851	1,330,831
Danone SA	19,680	1,198,122
Euler Hermes SA	2,876	179,550
GDF Suez	39,200	877,093
Laurent-Perrier Group	859	75,073
Pernod Ricard SA	6,000	646,034
PPR SA	3,283	492,807
Remy Cointreau SA	4,852	573,110
Safran SA	15,114	513,164
Saft Groupe SA	2,129	48,330
Sanofi SA	52,605	4,291,912
Schneider Electric SA	8,200	464,410
Unibail-Rodamco	3,408	655,817
Vetoquinol SA	1,100	28,693
Virbac SA	520	91,429
TOTAL FRANCE		13,184,058
Germany - 4.6%
Allianz AG	16,491	1,645,359
alstria office REIT-AG	5,100	56,770
BASF AG	8,298	607,282
Bayer AG	25,693	1,957,140
Bilfinger Berger AG	1,167	95,960
CompuGROUP Holding AG	3,646	51,186
CTS Eventim AG	4,049	119,067
Daimler AG (Germany)	24,410	1,222,687
Deutsche Post AG	41,366	745,128
Fielmann AG	1,079	96,822
Fresenius SE	5,800	619,433
HeidelbergCement Finance AG	13,000	605,578
Hugo Boss AG	3,687	372,128
Linde AG	13,449	2,003,093
RWE AG	29,400	1,157,560
Siemens AG	13,183	1,117,114
Common Stocks - continued
	Shares	Value
Germany - continued
Siemens AG sponsored ADR	5,669	$ 480,108
Software AG (Bearer)	2,059	67,287
TOTAL GERMANY		13,019,702
Hong Kong - 2.2%
Cheung Kong Holdings Ltd.	53,000	697,809
China Insurance International Holdings Co. Ltd. (a)	358,800	505,254
China Merchant Holdings International Co. Ltd.	210,000	653,990
China Resources Enterprise Ltd.	284,000	787,393
China Resources Power Holdings Co. Ltd.	360,000	759,488
Dah Chong Hong Holdings Ltd.	605,000	520,375
Hopewell Holdings Ltd.	260,500	759,191
Television Broadcasts Ltd.	127,000	910,570
Vitasoy International Holdings Ltd.	676,000	601,493
TOTAL HONG KONG		6,195,563
India - 2.6%
Apollo Tyres Ltd.	15,339	21,465
Bharat Heavy Electricals Ltd.	141,220	548,130
Bharti Airtel Ltd.	36,826	198,878
Cipla Ltd.	125,580	765,324
Container Corp. of India Ltd.	33,215	564,763
Housing Development Finance Corp. Ltd.	80,454	1,000,824
Infrastructure Development Finance Co. Ltd.	241,642	585,186
Jyothy Laboratories Ltd.	24,138	53,893
Max India Ltd. (a)	149,671	473,716
Piramal Healthcare Ltd.	57,602	535,898
Punjab National Bank	41,001	553,874
Satyam Computer Services Ltd. (a)	412,054	608,143
Smithkline Beecham Consumer Healthcare Ltd.	14,334	682,619
Tata Power Co. Ltd.	420,347	743,324
TOTAL INDIA		7,336,037
Indonesia - 0.3%
PT Kalbe Farma Tbk	2,006,500	812,584
Ireland - 0.4%
CRH PLC sponsored ADR	31,200	570,336
James Hardie Industries NV sponsored ADR	14,745	644,062
TOTAL IRELAND		1,214,398
Common Stocks - continued
	Shares	Value
Israel - 0.1%
Azrieli Group	11,296	$ 241,019
Ituran Location & Control Ltd.	3,861	43,629
TOTAL ISRAEL		284,648
Italy - 1.7%
Azimut Holding SpA	7,014	67,142
ENI SpA	115,300	2,377,516
Fiat Industrial SpA	109,228	1,075,153
Interpump Group SpA	50,491	349,448
Intesa Sanpaolo SpA	402,817	511,982
Saipem SpA	11,137	514,546
TOTAL ITALY		4,895,787
Japan - 12.8%
Aeon Credit Service Co. Ltd.	35,600	678,560
Air Water, Inc.	63,000	757,710
Aozora Bank Ltd.	282,000	646,107
Asahi Co. Ltd.	2,700	44,467
Astellas Pharma, Inc.	26,000	1,235,147
Autobacs Seven Co. Ltd.	11,600	570,943
Azbil Corp.	1,900	38,431
Canon, Inc.	9,700	323,914
Chubu Electric Power Co., Inc.	38,200	407,487
Cosmos Pharmaceutical Corp.	500	40,661
Credit Saison Co. Ltd.	30,500	691,604
Daikoku Denki Co. Ltd.	1,100	20,212
Daikokutenbussan Co. Ltd.	3,800	106,386
Denso Corp.	66,400	2,115,499
Fanuc Corp.	12,400	1,914,416
Fast Retailing Co. Ltd.	3,200	657,195
FCC Co. Ltd.	5,200	80,240
GCA Savvian Group Corp.	44	39,897
Glory Ltd.	2,900	60,008
Goldcrest Co. Ltd.	3,120	48,033
Hitachi Ltd.	136,000	801,780
Honda Motor Co. Ltd.	53,200	1,691,244
INPEX Corp.	81	450,065
Itochu Corp.	71,900	744,295
Iwatsuka Confectionary Co. Ltd.	1,000	37,682
Japan Retail Fund Investment Corp.	354	592,062
Japan Tobacco, Inc.	62,100	1,950,846
JS Group Corp.	13,600	284,231
Common Stocks - continued
	Shares	Value
Japan - continued
JSR Corp.	35,500	$ 624,873
Kamigumi Co. Ltd.	7,000	56,136
Keyence Corp.	4,321	1,076,192
Kobayashi Pharmaceutical Co. Ltd.	10,600	552,736
Kyoto Kimono Yuzen Co. Ltd.	3,800	44,446
Meiko Network Japan Co. Ltd.	3,700	37,435
Miraial Co. Ltd.	300	4,337
Mitsubishi Corp.	49,100	971,625
Mitsubishi Estate Co. Ltd.	43,000	770,158
Mitsui Fudosan Co. Ltd.	27,000	520,218
Nabtesco Corp.	3,000	65,467
Nagaileben Co. Ltd.	3,500	52,885
Nihon M&A Center, Inc.	4,000	118,176
Nihon Parkerizing Co. Ltd.	5,000	70,205
Nikkiso Co. Ltd.	3,000	34,214
Nintendo Co. Ltd.	3,600	400,467
Nippon Seiki Co. Ltd.	6,000	58,852
Nippon Telegraph & Telephone Corp.	25,400	1,179,055
Nippon Thompson Co. Ltd.	13,000	55,859
NS Tool Co., Ltd.	800	26,518
Obic Co. Ltd.	310	62,894
ORIX Corp.	4,600	434,872
Osaka Securities Exchange Co. Ltd.	91	537,567
OSG Corp.	5,200	70,536
Santen Pharmaceutical Co. Ltd.	16,200	689,186
Seven & i Holdings Co., Ltd.	47,000	1,487,485
Seven Bank Ltd.	269,000	671,151
SHO-BOND Holdings Co. Ltd.	13,900	412,765
Shoei Co. Ltd.	2,900	17,841
SMC Corp.	2,200	369,582
Softbank Corp.	19,900	759,261
Sumitomo Mitsui Financial Group, Inc.	65,400	2,059,532
Sumitomo Realty & Development Co. Ltd.	20,000	497,671
The Nippon Synthetic Chemical Industry Co. Ltd.	11,000	64,893
Toray Industries, Inc.	95,000	594,735
Toyo Suisan Kaisha Ltd.	20,000	480,247
Tsutsumi Jewelry Co. Ltd.	1,200	28,145
Unicharm Corp.	10,100	556,439
USS Co. Ltd.	16,850	1,813,337
Yamato Kogyo Co. Ltd.	23,000	648,445
TOTAL JAPAN		36,005,560
Common Stocks - continued
	Shares	Value
Kenya - 0.3%
Safaricom Ltd.	16,614,629	$ 748,495
Korea (South) - 2.9%
Amorepacific Corp.	803	727,243
BS Financial Group, Inc.	61,950	654,746
Green Cross Holdings Corp.	42,660	543,310
Korea Plant Service & Engineering Co. Ltd.	16,900	746,597
LG Corp.	15,995	827,569
LG Household & Health Care Ltd.	1,943	1,001,856
MegaStudy Co. Ltd.	5,592	339,772
NHN Corp.	2,165	526,568
NICE Holdings Co. Ltd.	600	25,631
NICE Information Service Co. Ltd.	7,500	26,566
S1 Corp.	14,981	764,505
Samsung Fire & Marine Insurance Co. Ltd.	4,041	757,685
Shinsegae Co. Ltd.	3,354	618,491
Woongjin Coway Co. Ltd.	1,290	40,388
Yuhan Corp.	6,464	708,903
TOTAL KOREA (SOUTH)		8,309,830
Luxembourg - 0.3%
Brait SA	46,700	159,531
Millicom International Cellular SA (depository receipt)	7,000	634,057
TOTAL LUXEMBOURG		793,588
Malaysia - 0.7%
Axiata Group Bhd	673,000	1,262,212
Top Glove Corp. Bhd	387,200	666,710
TOTAL MALAYSIA		1,928,922
Mexico - 0.6%
Bolsa Mexicana de Valores SA de CV	399,900	763,805
Fomento Economico Mexicano SAB de CV sponsored ADR	8,300	708,986
Wal-Mart de Mexico SA de CV Series V	85,700	242,758
TOTAL MEXICO		1,715,549
Netherlands - 1.7%
Aalberts Industries NV	6,100	96,520
ASM International NV unit	1,950	73,886
ASML Holding NV	27,800	1,598,500
DE Master Blenders 1753 NV (a)	23,200	268,868
ING Groep NV (Certificaten Van Aandelen) (a)	107,278	705,716
Koninklijke KPN NV	52,583	431,601
Common Stocks - continued
	Shares	Value
Netherlands - continued
Koninklijke Philips Electronics NV	38,539	$ 847,558
QIAGEN NV (a)	3,100	54,591
Unilever NV (Certificaten Van Aandelen) (Bearer)	23,100	801,981
TOTAL NETHERLANDS		4,879,221
Norway - 0.4%
Orkla ASA (A Shares)	56,482	404,249
Telenor ASA	40,711	690,275
TOTAL NORWAY		1,094,524
Papua New Guinea - 0.3%
Oil Search Ltd. ADR	107,143	788,176
Philippines - 0.6%
BDO Unibank, Inc.	666,132	1,028,440
Jollibee Food Corp.	25,100	61,991
Manila Water Co., Inc.	1,088,400	680,494
TOTAL PHILIPPINES		1,770,925
Poland - 0.2%
Warsaw Stock Exchange	53,538	544,859
Portugal - 0.3%
Jeronimo Martins SGPS SA	61,675	967,533
Singapore - 1.9%
Ascendas India Trust	915,000	569,853
Ascendas Real Estate Investment Trust	327,000	596,504
Bumitama Agri Ltd.	847,000	762,327
ComfortDelgro Corp. Ltd.	80,000	108,004
Ezra Holdings Ltd. (a)	676,000	537,801
Global Logistic Properties Ltd.	366,000	661,765
Singapore Telecommunications Ltd.	308,000	886,082
United Overseas Bank Ltd.	78,746	1,265,606
TOTAL SINGAPORE		5,387,942
South Africa - 2.3%
African Rainbow Minerals Ltd.	2,500	47,054
City Lodge Hotels Ltd.	2,500	24,956
Clicks Group Ltd.	52,285	345,090
Impala Platinum Holdings Ltd.	40,400	634,641
JSE Ltd.	52,100	476,014
Mr Price Group Ltd.	18,400	274,014
MTN Group Ltd.	59,300	1,067,544
Nampak Ltd.	173,200	544,157
Common Stocks - continued
	Shares	Value
South Africa - continued
Reunert Ltd.	62,000	$ 599,731
Sasol Ltd.	18,900	784,034
Shoprite Holdings Ltd.	38,400	753,796
Tiger Brands Ltd.	28,200	907,349
TOTAL SOUTH AFRICA		6,458,380
Spain - 1.1%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	174,128	1,123,126
Grifols SA (a)	1,546	48,202
Inditex SA	8,710	898,388
Prosegur Compania de Seguridad SA (Reg.)	101,410	466,658
Repsol YPF SA	44,371	709,996
TOTAL SPAIN		3,246,370
Sri Lanka - 0.2%
John Keells Holdings Ltd.	333,247	464,802
Sweden - 1.5%
ASSA ABLOY AB (B Shares)	19,600	594,861
Fagerhult AB	10,100	286,634
H&M Hennes & Mauritz AB (B Shares)	32,386	1,198,644
Intrum Justitia AB	8,563	119,304
Svenska Handelsbanken AB (A Shares)	31,200	1,085,473
Swedish Match Co. AB	22,950	967,520
TOTAL SWEDEN		4,252,436
Switzerland - 7.0%
Holcim Ltd. (Reg.)	13,230	781,902
Nestle SA	107,118	6,588,589
Roche Holding AG (participation certificate)	32,174	5,711,107
Schindler Holding AG:
(participation certificate)	3,536	413,976
(Reg.)	820	96,253
Swatch Group AG (Bearer)	2,630	1,047,097
Swisscom AG	1,658	664,694
Syngenta AG (Switzerland)	3,295	1,123,536
UBS AG (NY Shares)	144,639	1,533,173
Zehnder Group AG	848	50,335
Zurich Financial Services AG	7,281	1,623,552
TOTAL SWITZERLAND		19,634,214
Taiwan - 3.5%
Chinatrust Financial Holding Co. Ltd.	24,033	14,449
Common Stocks - continued
	Shares	Value
Taiwan - continued
Chroma ATE, Inc.	260,116	$ 582,090
CTCI Corp.	380,000	709,486
Delta Electronics, Inc.	197,000	667,852
E.Sun Financial Holdings Co. Ltd.	1,107,000	608,221
Giant Manufacturing Co. Ltd.	99,000	545,591
Motech Industries, Inc.	389,000	424,210
Pacific Hospital Supply Co. Ltd.	280,500	740,130
Powertech Technology, Inc.	311,000	628,440
SIMPLO Technology Co. Ltd.	80,300	455,945
St. Shine Optical Co. Ltd.	42,000	477,655
Taiwan Hon Chuan Enterprise Co. Ltd.	253,000	562,786
Taiwan Mobile Co. Ltd.	282,000	932,465
Taiwan Semiconductor Manufacturing Co. Ltd.	436,035	1,182,326
Unified-President Enterprises Corp.	840,000	1,414,028
TOTAL TAIWAN		9,945,674
Thailand - 0.0%
Thai Re Insurance PCL	310,666	30,405
Turkey - 1.1%
Albaraka Turk Katilim Bankasi A/S	89,303	58,213
Anadolu Efes Biracilik ve Malt Sanayii A/S	72,000	978,800
Boyner Buyuk Magazacilik A/S (a)	42,049	86,214
Coca-Cola Icecek A/S	39,789	618,499
Enka Insaat ve Sanayi A/S	220,680	639,349
Tupras-Turkiye Petrol Rafinerileri A/S	10,313	227,537
Turkiye Garanti Bankasi A/S	93,500	364,654
TOTAL TURKEY		2,973,266
United Arab Emirates - 0.2%
First Gulf Bank PJSC	214,355	517,067
United Kingdom - 17.0%
AMEC PLC	3,959	69,396
Anglo American PLC (United Kingdom)	14,500	431,943
Babcock International Group PLC	40,500	545,130
Barclays PLC	350,628	913,178
Bellway PLC	6,028	75,844
Berendsen PLC	4,946	39,510
BG Group PLC	112,277	2,221,543
BHP Billiton PLC	38,097	1,110,866
BHP Billiton PLC ADR	26,900	1,567,194
BP PLC sponsored ADR	64,087	2,557,071
British American Tobacco PLC (United Kingdom)	18,153	964,188
Common Stocks - continued
	Shares	Value
United Kingdom - continued
British Land Co. PLC	74,700	$ 625,998
Britvic PLC	16,300	76,898
Bunzl PLC	46,057	804,425
Centrica PLC	198,275	985,443
Compass Group PLC	102,800	1,104,854
Dechra Pharmaceuticals PLC	8,600	66,042
Derwent London PLC	1,800	55,003
GlaxoSmithKline PLC sponsored ADR	82,297	3,785,662
Great Portland Estates PLC	15,772	106,232
H&T Group PLC	5,664	25,331
HSBC Holdings PLC sponsored ADR	71,561	2,991,250
Imperial Tobacco Group PLC	22,037	856,512
InterContinental Hotel Group PLC ADR	42,690	1,054,443
Johnson Matthey PLC	24,492	837,115
Legal & General Group PLC	489,613	978,741
Meggitt PLC	25,298	152,109
National Grid PLC	136,891	1,419,943
Next PLC	8,600	434,034
Persimmon PLC	5,837	56,328
Prudential PLC	72,083	857,776
PZ Cussons PLC Class L	139,419	670,628
Reckitt Benckiser Group PLC	22,851	1,256,451
Reed Elsevier PLC	84,397	711,891
Rolls-Royce Group PLC	67,452	899,443
Rotork PLC	18,303	633,042
Royal Dutch Shell PLC Class A sponsored ADR	82,549	5,629,842
SABMiller PLC	30,063	1,299,492
Scottish & Southern Energy PLC	45,968	946,291
Serco Group PLC	69,757	630,509
Shaftesbury PLC	40,237	343,501
Spectris PLC	3,670	89,015
Spirax-Sarco Engineering PLC	5,404	166,488
Standard Chartered PLC (United Kingdom)	70,733	1,624,112
Ted Baker PLC	3,375	46,803
Ultra Electronics Holdings PLC	3,701	85,240
Unite Group PLC	104,702	348,013
Victrex PLC	17,518	348,538
Vodafone Group PLC	35,600	101,885
Vodafone Group PLC sponsored ADR	145,812	4,192,095
TOTAL UNITED KINGDOM		47,793,281
Common Stocks - continued
	Shares	Value
United States of America - 5.5%
Allergan, Inc.	4,500	$ 369,315
Amazon.com, Inc. (a)	2,099	489,697
ANSYS, Inc. (a)	500	29,980
Autoliv, Inc.	17,910	1,013,169
Berkshire Hathaway, Inc. Class B (a)	11,945	1,013,414
BorgWarner, Inc. (a)	6,897	462,789
BPZ Energy, Inc. (a)	8,988	20,493
Broadridge Financial Solutions, Inc.	1,990	42,128
CME Group, Inc.	6,600	343,926
Cymer, Inc. (a)	9,771	558,999
Dril-Quip, Inc. (a)	1,210	88,705
Evercore Partners, Inc. Class A	1,860	43,096
FMC Technologies, Inc. (a)	7,803	352,071
Freeport-McMoRan Copper & Gold, Inc.	6,100	205,387
Greenhill & Co., Inc.	1,270	50,444
Kansas City Southern	1,420	103,376
Lam Research Corp. (a)	5,808	199,853
Martin Marietta Materials, Inc.	3,590	269,753
MasterCard, Inc. Class A	3,609	1,575,581
Mead Johnson Nutrition Co. Class A	12,800	933,888
Mohawk Industries, Inc. (a)	8,705	578,273
National Oilwell Varco, Inc.	5,500	397,650
Oceaneering International, Inc.	1,680	86,839
Philip Morris International, Inc.	21,100	1,929,384
PriceSmart, Inc.	6,750	486,135
ResMed, Inc.	15,440	487,286
Solera Holdings, Inc.	7,202	281,238
SS&C Technologies Holdings, Inc. (a)	10,654	258,892
Union Pacific Corp.	7,900	968,619
Virgin Media, Inc.	24,033	660,156
Visa, Inc. Class A	9,301	1,200,480
TOTAL UNITED STATES OF AMERICA		15,501,016
TOTAL COMMON STOCKS (Cost $277,245,471)		276,322,850
Nonconvertible Preferred Stocks - 0.3%
	Shares	Value
Germany - 0.3%
ProSiebenSat.1 Media AG	21,900	$ 460,772
Volkswagen AG	3,434	587,302
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,107,461)		1,048,074
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.17% (b)	4,684,918	4,684,918
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	375,900	375,900
TOTAL MONEY MARKET FUNDS (Cost $5,060,818)		5,060,818
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $283,413,750)		282,431,742
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(967,189)
NET ASSETS - 100%		$ 281,464,553
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,895
Fidelity Securities Lending Cash Central Fund	135,851
Total	$ 140,746
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 30,256,876	$ 23,077,020	$ 7,179,856	$ -
Consumer Staples	41,993,011	31,812,170	10,180,841	-
Energy	20,768,481	17,156,866	3,611,615	-
Financials	56,274,836	45,056,346	11,218,490	-
Health Care	29,883,217	23,579,873	6,303,344	-
Industrials	34,420,949	27,306,663	7,114,286	-
Information Technology	16,324,946	12,434,605	3,890,341	-
Materials	20,619,713	15,624,450	4,995,263	-
Telecommunication Services	16,289,604	14,249,403	2,040,201	-
Utilities	10,539,291	8,711,861	1,827,430	-
Money Market Funds	5,060,818	5,060,818	-	-
Total Investments in Securities:	$ 282,431,742	$ 224,070,075	$ 58,361,667	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 8,567,873
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $284,229,755. Net unrealized depreciation aggregated $1,798,013, of which $17,266,111 related to appreciated investment securities and $19,064,124 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Europe Fund

July 31, 2012

1.804873.108

EUR-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Australia - 0.6%
Fortescue Metals Group Ltd.	506,368	$ 2,197,747
Iluka Resources Ltd.	122,059	1,219,865
TOTAL AUSTRALIA		3,417,612
Bailiwick of Jersey - 0.7%
Wolseley PLC	103,100	3,722,692
Belgium - 1.9%
Anheuser-Busch InBev SA NV	130,700	10,341,386
Brazil - 0.5%
Telefonica Brasil SA sponsored ADR	122,700	2,865,045
Canada - 0.5%
Goldcorp, Inc.	76,000	2,743,381
Denmark - 2.3%
Novo Nordisk A/S Series B	64,301	9,914,424
William Demant Holding A/S (a)	28,500	2,693,014
TOTAL DENMARK		12,607,438
Finland - 0.7%
Sampo OYJ (A Shares)	156,500	4,159,244
France - 13.0%
Atos Origin SA	52,676	2,966,470
AXA SA	456,700	5,591,141
BNP Paribas SA	188,361	6,992,180
Bureau Veritas SA	33,700	2,980,467
Casino Guichard Perrachon SA	41,538	3,489,679
Christian Dior SA	58,300	8,073,473
JC Decaux SA	150,700	3,050,180
L'Oreal SA	36,500	4,384,075
PPR SA	45,500	6,829,950
Publicis Groupe SA	79,200	3,908,139
Sanofi SA	161,895	13,208,613
Schneider Electric SA	119,900	6,790,574
VINCI SA	105,800	4,497,592
TOTAL FRANCE		72,762,533
Germany - 11.2%
adidas AG	61,400	4,616,650
BASF AG	138,011	10,100,224
Bayer AG	127,600	9,719,811
Beiersdorf AG	35,000	2,322,011
Brenntag AG	27,200	2,985,915
Deutsche Beteiligungs AG	29,968	609,136
Deutsche Boerse AG	71,100	3,539,936
Deutsche Post AG	229,057	4,126,017
ElringKlinger AG	46,793	1,299,448
GSW Immobilien AG	53,600	1,975,186
HeidelbergCement Finance AG	68,600	3,195,590
Linde AG	37,400	5,570,353

	Shares	Value
RWE AG	112,300	$ 4,421,565
SAP AG	127,422	8,086,569
TOTAL GERMANY		62,568,411
Ireland - 1.4%
DCC PLC (Ireland)	129,800	3,224,463
FBD Holdings PLC	176,800	1,718,524
Ryanair Holdings PLC sponsored ADR (a)	92,900	2,736,834
TOTAL IRELAND		7,679,821
Israel - 0.5%
Israel Chemicals Ltd.	250,000	2,958,896
Italy - 5.2%
Beni Stabili SpA SIIQ	6,992,800	3,199,806
ENI SpA	514,500	10,609,123
Fiat Industrial SpA	381,300	3,753,212
Prada SpA	460,100	3,183,149
Prysmian SpA	217,800	3,502,513
Saipem SpA	106,600	4,925,082
TOTAL ITALY		29,172,885
Netherlands - 2.4%
ASML Holding NV (Netherlands)	95,300	5,504,257
DE Master Blenders 1753 NV (a)	121,400	1,406,921
LyondellBasell Industries NV Class A	67,300	2,996,869
Reed Elsevier NV	322,109	3,783,299
TOTAL NETHERLANDS		13,691,346
Norway - 3.0%
DnB NOR ASA	398,400	4,197,128
Merkantildata ASA	275,900	2,311,544
StatoilHydro ASA	231,100	5,492,457
Telenor ASA	281,200	4,767,881
TOTAL NORWAY		16,769,010
Poland - 0.4%
Warsaw Stock Exchange	208,900	2,125,986
Spain - 2.8%
Banco Bilbao Vizcaya Argentaria SA (d)	907,078	5,913,402
Inditex SA	59,309	6,117,393
Repsol YPF SA	240,206	3,843,621
TOTAL SPAIN		15,874,416
Sweden - 2.8%
ASSA ABLOY AB (B Shares)	129,800	3,939,435
Intrum Justitia AB	196,000	2,730,768
Svenska Handelsbanken AB (A Shares)	150,200	5,225,577
Swedish Match Co. AB	89,600	3,777,333
TOTAL SWEDEN		15,673,113
Switzerland - 13.1%
Adecco SA (Reg.)	85,743	3,776,451
Aryzta AG	73,080	3,634,164
Nestle SA	408,513	25,126,708
Common Stocks - continued
	Shares	Value
Switzerland - continued
Partners Group Holding AG	17,940	$ 3,276,352
Roche Holding AG (participation certificate)	95,840	17,012,263
Schindler Holding AG (participation certificate)	36,427	4,264,679
Syngenta AG (Switzerland)	20,710	7,061,739
UBS AG (NY Shares)	326,100	3,456,660
Zurich Financial Services AG	26,698	5,953,247
TOTAL SWITZERLAND		73,562,263
Turkey - 1.0%
Anadolu Efes Biracilik ve Malt Sanayii A/S	175,000	2,379,029
Coca-Cola Icecek A/S	199,000	3,093,350
TOTAL TURKEY		5,472,379
United Kingdom - 31.0%
Anglo American PLC (United Kingdom)	229,600	6,839,589
Ashmore Group PLC	484,400	2,458,393
Barclays PLC	1,485,738	3,869,464
BHP Billiton PLC	324,600	9,464,976
BP PLC	369,700	2,454,783
British American Tobacco PLC (United Kingdom)	300,900	15,982,161
British Land Co. PLC	452,877	3,795,181
Bunzl PLC	171,300	2,991,900
Centrica PLC	1,311,200	6,516,775
Close Brothers Group PLC	262,300	3,061,734
Compass Group PLC	452,800	4,866,519
Diageo PLC	400,200	10,697,244
GlaxoSmithKline PLC	587,300	13,513,633
HSBC Holdings PLC (United Kingdom)	357,000	2,982,418
International Personal Finance PLC	556,400	2,442,585
London Stock Exchange Group PLC	107,900	1,640,113
Meggitt PLC	541,700	3,257,082
Next PLC	80,300	4,052,668
Prudential PLC	504,475	6,003,169
Rolls-Royce Group PLC	407,664	5,436,022
Royal Dutch Shell PLC:
Class A (Netherlands)	250,945	8,547,189
Class B (United Kingdom)	472,621	16,625,740
SIG PLC	1,938,400	2,856,773
Taylor Wimpey PLC	5,224,674	3,616,550
Ted Baker PLC	157,215	2,180,200
Unilever PLC	182,200	6,533,043

	Shares	Value
Vodafone Group PLC	6,281,800	$ 17,978,105
William Hill PLC	658,400	3,241,335
TOTAL UNITED KINGDOM		173,905,344
United States of America - 1.3%
Colgate-Palmolive Co.	23,500	2,522,960
EMC Corp. (a)	85,600	2,243,576
Philip Morris International, Inc.	25,000	2,286,000
TOTAL UNITED STATES OF AMERICA		7,052,536
TOTAL COMMON STOCKS (Cost $551,911,832)		539,125,737
Nonconvertible Preferred Stocks - 1.8%

Germany - 1.8%
ProSiebenSat.1 Media AG	117,890	2,480,387
Volkswagen AG	45,400	7,764,562
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $9,839,606)		10,244,949
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 0.17% (b)	11,068,003	11,068,003
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	2,962,785	2,962,785
TOTAL MONEY MARKET FUNDS (Cost $14,030,788)		14,030,788
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $575,782,226)		563,401,474
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(3,229,149)
NET ASSETS - 100%		$ 560,172,325
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,412
Fidelity Securities Lending Cash Central Fund	251,941
Total	$ 260,353
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 69,063,902	$ 69,063,902	$ -	$ -
Consumer Staples	97,976,064	54,422,230	43,553,834	-
Energy	52,497,995	8,768,703	43,729,292	-
Financials	84,186,562	65,418,109	18,768,453	-
Health Care	66,061,758	29,425,088	36,636,670	-
Industrials	67,573,389	67,573,389	-	-
Information Technology	21,112,416	7,521,590	13,590,826	-
Materials	54,349,229	37,822,514	16,526,715	-
Telecommunication Services	25,611,031	7,632,926	17,978,105	-
Utilities	10,938,340	10,938,340	-	-
Money Market Funds	14,030,788	14,030,788	-	-
Total Investments in Securities:	$ 563,401,474	$ 372,617,579	$ 190,783,895	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 8,623,974
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $581,052,747. Net unrealized depreciation aggregated $17,651,273, of which $25,112,060 related to appreciated investment securities and $42,763,333 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® China Region Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
China Region Fund

1.861466.104

AHKC-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
CONSUMER DISCRETIONARY - 8.9%
Automobiles - 1.4%
Brilliance China Automotive Holdings Ltd. (a)	10,732,000	$ 8,704,951
Dongfeng Motor Group Co. Ltd. (H Shares)	6,048,000	8,438,671
Geely Automobile Holdings Ltd.	400,000	133,081
Qingling Motors Co. Ltd. (H Shares)	2,158,000	481,429
		17,758,132
Hotels, Restaurants & Leisure - 3.7%
Bloomberry Resorts Corp. (a)	15,951,000	3,897,478
Galaxy Entertainment Group Ltd. (a)	7,410,000	17,868,776
Sands China Ltd.	6,927,000	20,500,426
SJM Holdings Ltd.	2,601,000	4,655,484
		46,922,164
Household Durables - 0.1%
Skyworth Digital Holdings Ltd.	5,486,000	2,122,326
Leisure Equipment & Products - 0.7%
Merida Industry Co. Ltd.	2,003,000	8,697,061
Media - 1.1%
Television Broadcasts Ltd.	1,977,000	14,174,784
Multiline Retail - 1.0%
Intime Department Store Group Co. Ltd.	2,793,000	2,625,630
Lifestyle International Holdings Ltd.	2,165,500	4,981,820
Springland International Holdings Ltd.	11,629,000	5,518,553
		13,126,003
Textiles, Apparel & Luxury Goods - 0.9%
Prada SpA	413,900	2,863,520
Shenzhou International Group Holdings Ltd.	3,459,000	6,110,913
XTEP International Holdings Ltd.	6,798,000	2,086,379
		11,060,812
TOTAL CONSUMER DISCRETIONARY		113,861,282
CONSUMER STAPLES - 2.7%
Beverages - 1.2%
Wuliangye Yibin Co. Ltd. (BNP Paribas Warrant Program) warrants 5/5/15 (a)	1,351,900	7,437,421
Yantai Changyu Pioneer Wine Co. (B Shares)	1,198,740	8,084,659
		15,522,080
Food & Staples Retailing - 0.2%
President Chain Store Corp.	601,000	3,151,536
Food Products - 0.7%
Want Want China Holdings Ltd.	7,227,000	8,778,978
Personal Products - 0.6%
Hengan International Group Co. Ltd.	800,000	7,592,815
TOTAL CONSUMER STAPLES		35,045,409

	Shares	Value
ENERGY - 6.1%
Energy Equipment & Services - 0.4%
China Oilfield Services Ltd. (H Shares)	3,520,000	$ 5,437,941
Oil, Gas & Consumable Fuels - 5.7%
China Shenhua Energy Co. Ltd. (H Shares)	3,804,000	14,274,750
Kunlun Energy Co. Ltd.	13,186,000	21,356,875
PetroChina Co. Ltd. (H Shares)	29,274,000	36,552,317
		72,183,942
TOTAL ENERGY		77,621,883
FINANCIALS - 33.0%
Capital Markets - 3.5%
CITIC Securities Co. Ltd. (H Shares)	13,225,500	23,160,443
Guotai Junan International Holdings Ltd.	12,452,000	3,628,963
Haitong Securities Co. Ltd. (H Shares)	13,052,400	15,990,019
Wuliangye Yibin Co. Ltd. (UBS Warrant Programme) warrants 4/22/13 (a)	345,100	1,898,553
		44,677,978
Commercial Banks - 9.9%
BOC Hong Kong (Holdings) Ltd.	13,034,500	40,088,311
China Merchants Bank Co. Ltd. (H Shares)	3,466,500	6,401,315
Chinatrust Financial Holding Co. Ltd.	11,216,547	6,743,415
Hang Seng Bank Ltd.	1,319,700	18,362,494
Industrial & Commercial Bank of China Ltd. (H Shares)	80,562,000	46,230,144
Wing Hang Bank Ltd.	904,500	8,310,525
		126,136,204
Insurance - 6.2%
AIA Group Ltd.	12,752,000	44,810,502
China Life Insurance Co. Ltd. (H Shares)	2,372,000	6,511,340
China Pacific Insurance Group Co. Ltd. (H Shares)	5,047,200	16,043,623
Ping An Insurance Group Co. China Ltd. (H Shares)	1,496,500	11,742,817
		79,108,282
Real Estate Management & Development - 13.4%
Agile Property Holdings Ltd.	8,758,000	10,424,174
Cheung Kong Holdings Ltd.	2,337,000	30,769,430
China Overseas Land & Investment Ltd.	15,728,000	37,196,993
China Resources Land Ltd.	4,770,000	9,681,845
Guangzhou R&F Properties Co. Ltd. (H Shares)	10,685,600	13,627,940
Henderson Land Development Co. Ltd.	1,343,000	7,827,975
Hopson Development Holdings Ltd.	16,090,000	10,353,605
Hysan Development Co. Ltd.	1,336,000	5,650,870
KWG Property Holding Ltd.	9,404,500	5,214,818
Longfor Properties Co. Ltd.	7,324,500	10,805,354
New World Development Co. Ltd.	6,432,000	8,236,265
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Shimao Property Holdings Ltd.	2,252,000	$ 3,235,106
Sun Hung Kai Properties Ltd.	1,378,000	17,227,888
		170,252,263
TOTAL FINANCIALS		420,174,727
HEALTH CARE - 0.4%
Pharmaceuticals - 0.4%
China Medical System Holding Ltd.	9,846,000	4,875,577
INDUSTRIALS - 13.7%
Airlines - 2.1%
Air China Ltd. (H Shares)	10,348,000	7,325,947
China Eastern Airlines Corp. Ltd. (H Shares) (a)	33,726,000	11,726,030
China Southern Airlines Ltd. (H Shares)	15,548,000	7,719,164
		26,771,141
Construction & Engineering - 1.7%
China Communications Construction Co. Ltd. (H Shares)	4,803,000	4,230,272
China Railway Group Ltd. (H Shares)	8,253,000	3,618,477
China State Construction International Holdings Ltd.	13,696,000	14,305,853
		22,154,602
Electrical Equipment - 1.0%
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	5,587,000	13,328,627
Industrial Conglomerates - 1.7%
Hutchison Whampoa Ltd.	2,358,000	21,254,749
Machinery - 2.2%
China International Marine Containers (Group) Ltd. (B Shares)	3,903,787	4,711,910
CSR Corp. Ltd. (H Shares)	13,127,000	9,665,773
EVA Precision Industrial Holdings Ltd.	33,352,000	2,537,517
HIWIN Technologies Corp.	768,000	7,118,237
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	1,664,991	492,837
Singamas Container Holdings Ltd.	14,718,000	3,074,672
		27,600,946
Marine - 3.0%
China Ship Container Lines Co. Ltd. (H Shares) (a)	56,191,000	13,767,509
Orient Overseas International Ltd.	3,198,500	18,230,712
Pacific Basin Shipping Ltd.	13,520,000	6,014,933
		38,013,154
Road & Rail - 0.6%
MTR Corp. Ltd.	2,265,000	7,915,393

	Shares	Value
Transportation Infrastructure - 1.4%
Cosco Pacific Ltd.	6,574,000	$ 9,087,815
Jiangsu Expressway Co. Ltd. (H Shares)	9,140,000	8,486,208
		17,574,023
TOTAL INDUSTRIALS		174,612,635
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 0.9%
AAC Acoustic Technology Holdings, Inc.	3,862,000	11,280,166
Computers & Peripherals - 0.6%
Lenovo Group Ltd.	5,946,000	4,125,173
Quanta Computer, Inc.	1,391,000	3,642,432
		7,767,605
Electronic Equipment & Components - 2.3%
Chroma ATE, Inc.	1,938,000	4,336,874
Delta Electronics, Inc.	1,475,000	5,000,418
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,854,589	19,368,679
		28,705,971
Internet Software & Services - 3.1%
Tencent Holdings Ltd.	1,317,900	39,394,073
Semiconductors & Semiconductor Equipment - 10.7%
Advanced Semiconductor Engineering, Inc.	4,036,000	3,107,887
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	1,486,218	5,662,491
ASM Pacific Technology Ltd.	283,900	3,650,023
Inotera Memories, Inc. (a)	42,209,000	8,021,684
MediaTek, Inc.	1,612,000	13,729,459
Samsung Electronics Co. Ltd.	6,307	7,301,741
Taiwan Semiconductor Manufacturing Co. Ltd.	33,030,796	89,564,300
United Microelectronics Corp.	13,083,000	5,471,220
		136,508,805
TOTAL INFORMATION TECHNOLOGY		223,656,620
MATERIALS - 6.6%
Chemicals - 3.9%
Formosa Chemicals & Fibre Corp.	3,220,000	8,539,345
Formosa Plastics Corp.	4,140,250	11,477,647
LG Chemical Ltd.	27,207	7,555,692
Nan Ya Plastics Corp.	4,956,000	9,683,567
PTT Global Chemical PCL (For. Reg.)	2,728,458	5,136,992
Taiwan Fertilizer Co. Ltd.	3,015,000	7,169,940
		49,563,183
Construction Materials - 2.2%
Anhui Conch Cement Co. Ltd. (H Shares)	5,557,000	14,654,423
BBMG Corp. (H Shares)	9,164,500	5,719,909
China Resources Cement Holdings Ltd.	4,942,000	2,606,520
Taiwan Cement Corp.	4,629,000	5,395,862
		28,376,714
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.5%
Kingsgate Consolidated NL	713,270	$ 3,043,276
Xingda International Holdings Ltd.	7,484,000	2,518,890
		5,562,166
TOTAL MATERIALS		83,502,063
TELECOMMUNICATION SERVICES - 3.5%
Wireless Telecommunication Services - 3.5%
China Mobile Ltd.	2,966,500	34,616,175
Far EasTone Telecommunications Co. Ltd.	3,710,000	9,367,936
		43,984,111
UTILITIES - 3.1%
Electric Utilities - 0.7%
Power Assets Holdings Ltd.	1,173,500	9,230,983
Independent Power Producers & Energy Traders - 2.4%
China Resources Power Holdings Co. Ltd.	2,084,000	4,396,590
Huadian Power International Corp. Ltd. (H Shares) (a)	6,560,000	2,064,090
Huaneng Power International, Inc. (H Shares)	32,674,000	23,597,635
		30,058,315
TOTAL UTILITIES		39,289,298
TOTAL COMMON STOCKS (Cost $1,102,185,178)		1,216,623,605
Money Market Funds - 3.8%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	48,549,325	$ 48,549,325
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	592,400	592,400
TOTAL MONEY MARKET FUNDS (Cost $49,141,725)		49,141,725
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $1,151,326,903)		1,265,765,330
NET OTHER ASSETS (LIABILITIES) - 0.6%		7,369,543
NET ASSETS - 100%		$ 1,273,134,873
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,468
Fidelity Securities Lending Cash Central Fund	107,925
Total	$ 128,393
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 113,861,282	$ 113,861,282	$ -	$ -
Consumer Staples	35,045,409	27,607,988	7,437,421	-
Energy	77,621,883	41,069,566	36,552,317	-
Financials	420,174,727	411,764,834	8,409,893	-
Health Care	4,875,577	4,875,577	-	-
Industrials	174,612,635	158,174,695	11,726,030	4,711,910
Information Technology	223,656,620	125,513,213	98,143,407	-
Materials	83,502,063	83,502,063	-	-
Telecommunication Services	43,984,111	9,367,936	34,616,175	-
Utilities	39,289,298	15,691,663	23,597,635	-
Money Market Funds	49,141,725	49,141,725	-	-
Total Investments in Securities:	$ 1,265,765,330	$ 1,040,570,542	$ 220,482,878	$ 4,711,910

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 759,842,275
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $1,154,725,555. Net unrealized appreciation aggregated $111,039,775, of which $180,641,352 related to appreciated investment securities and $69,601,577 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® China Region Fund

July 31, 2012

1.804836.108

HKC-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
CONSUMER DISCRETIONARY - 8.9%
Automobiles - 1.4%
Brilliance China Automotive Holdings Ltd. (a)	10,732,000	$ 8,704,951
Dongfeng Motor Group Co. Ltd. (H Shares)	6,048,000	8,438,671
Geely Automobile Holdings Ltd.	400,000	133,081
Qingling Motors Co. Ltd. (H Shares)	2,158,000	481,429
		17,758,132
Hotels, Restaurants & Leisure - 3.7%
Bloomberry Resorts Corp. (a)	15,951,000	3,897,478
Galaxy Entertainment Group Ltd. (a)	7,410,000	17,868,776
Sands China Ltd.	6,927,000	20,500,426
SJM Holdings Ltd.	2,601,000	4,655,484
		46,922,164
Household Durables - 0.1%
Skyworth Digital Holdings Ltd.	5,486,000	2,122,326
Leisure Equipment & Products - 0.7%
Merida Industry Co. Ltd.	2,003,000	8,697,061
Media - 1.1%
Television Broadcasts Ltd.	1,977,000	14,174,784
Multiline Retail - 1.0%
Intime Department Store Group Co. Ltd.	2,793,000	2,625,630
Lifestyle International Holdings Ltd.	2,165,500	4,981,820
Springland International Holdings Ltd.	11,629,000	5,518,553
		13,126,003
Textiles, Apparel & Luxury Goods - 0.9%
Prada SpA	413,900	2,863,520
Shenzhou International Group Holdings Ltd.	3,459,000	6,110,913
XTEP International Holdings Ltd.	6,798,000	2,086,379
		11,060,812
TOTAL CONSUMER DISCRETIONARY		113,861,282
CONSUMER STAPLES - 2.7%
Beverages - 1.2%
Wuliangye Yibin Co. Ltd. (BNP Paribas Warrant Program) warrants 5/5/15 (a)	1,351,900	7,437,421
Yantai Changyu Pioneer Wine Co. (B Shares)	1,198,740	8,084,659
		15,522,080
Food & Staples Retailing - 0.2%
President Chain Store Corp.	601,000	3,151,536
Food Products - 0.7%
Want Want China Holdings Ltd.	7,227,000	8,778,978
Personal Products - 0.6%
Hengan International Group Co. Ltd.	800,000	7,592,815
TOTAL CONSUMER STAPLES		35,045,409

	Shares	Value
ENERGY - 6.1%
Energy Equipment & Services - 0.4%
China Oilfield Services Ltd. (H Shares)	3,520,000	$ 5,437,941
Oil, Gas & Consumable Fuels - 5.7%
China Shenhua Energy Co. Ltd. (H Shares)	3,804,000	14,274,750
Kunlun Energy Co. Ltd.	13,186,000	21,356,875
PetroChina Co. Ltd. (H Shares)	29,274,000	36,552,317
		72,183,942
TOTAL ENERGY		77,621,883
FINANCIALS - 33.0%
Capital Markets - 3.5%
CITIC Securities Co. Ltd. (H Shares)	13,225,500	23,160,443
Guotai Junan International Holdings Ltd.	12,452,000	3,628,963
Haitong Securities Co. Ltd. (H Shares)	13,052,400	15,990,019
Wuliangye Yibin Co. Ltd. (UBS Warrant Programme) warrants 4/22/13 (a)	345,100	1,898,553
		44,677,978
Commercial Banks - 9.9%
BOC Hong Kong (Holdings) Ltd.	13,034,500	40,088,311
China Merchants Bank Co. Ltd. (H Shares)	3,466,500	6,401,315
Chinatrust Financial Holding Co. Ltd.	11,216,547	6,743,415
Hang Seng Bank Ltd.	1,319,700	18,362,494
Industrial & Commercial Bank of China Ltd. (H Shares)	80,562,000	46,230,144
Wing Hang Bank Ltd.	904,500	8,310,525
		126,136,204
Insurance - 6.2%
AIA Group Ltd.	12,752,000	44,810,502
China Life Insurance Co. Ltd. (H Shares)	2,372,000	6,511,340
China Pacific Insurance Group Co. Ltd. (H Shares)	5,047,200	16,043,623
Ping An Insurance Group Co. China Ltd. (H Shares)	1,496,500	11,742,817
		79,108,282
Real Estate Management & Development - 13.4%
Agile Property Holdings Ltd.	8,758,000	10,424,174
Cheung Kong Holdings Ltd.	2,337,000	30,769,430
China Overseas Land & Investment Ltd.	15,728,000	37,196,993
China Resources Land Ltd.	4,770,000	9,681,845
Guangzhou R&F Properties Co. Ltd. (H Shares)	10,685,600	13,627,940
Henderson Land Development Co. Ltd.	1,343,000	7,827,975
Hopson Development Holdings Ltd.	16,090,000	10,353,605
Hysan Development Co. Ltd.	1,336,000	5,650,870
KWG Property Holding Ltd.	9,404,500	5,214,818
Longfor Properties Co. Ltd.	7,324,500	10,805,354
New World Development Co. Ltd.	6,432,000	8,236,265
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Shimao Property Holdings Ltd.	2,252,000	$ 3,235,106
Sun Hung Kai Properties Ltd.	1,378,000	17,227,888
		170,252,263
TOTAL FINANCIALS		420,174,727
HEALTH CARE - 0.4%
Pharmaceuticals - 0.4%
China Medical System Holding Ltd.	9,846,000	4,875,577
INDUSTRIALS - 13.7%
Airlines - 2.1%
Air China Ltd. (H Shares)	10,348,000	7,325,947
China Eastern Airlines Corp. Ltd. (H Shares) (a)	33,726,000	11,726,030
China Southern Airlines Ltd. (H Shares)	15,548,000	7,719,164
		26,771,141
Construction & Engineering - 1.7%
China Communications Construction Co. Ltd. (H Shares)	4,803,000	4,230,272
China Railway Group Ltd. (H Shares)	8,253,000	3,618,477
China State Construction International Holdings Ltd.	13,696,000	14,305,853
		22,154,602
Electrical Equipment - 1.0%
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	5,587,000	13,328,627
Industrial Conglomerates - 1.7%
Hutchison Whampoa Ltd.	2,358,000	21,254,749
Machinery - 2.2%
China International Marine Containers (Group) Ltd. (B Shares)	3,903,787	4,711,910
CSR Corp. Ltd. (H Shares)	13,127,000	9,665,773
EVA Precision Industrial Holdings Ltd.	33,352,000	2,537,517
HIWIN Technologies Corp.	768,000	7,118,237
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	1,664,991	492,837
Singamas Container Holdings Ltd.	14,718,000	3,074,672
		27,600,946
Marine - 3.0%
China Ship Container Lines Co. Ltd. (H Shares) (a)	56,191,000	13,767,509
Orient Overseas International Ltd.	3,198,500	18,230,712
Pacific Basin Shipping Ltd.	13,520,000	6,014,933
		38,013,154
Road & Rail - 0.6%
MTR Corp. Ltd.	2,265,000	7,915,393

	Shares	Value
Transportation Infrastructure - 1.4%
Cosco Pacific Ltd.	6,574,000	$ 9,087,815
Jiangsu Expressway Co. Ltd. (H Shares)	9,140,000	8,486,208
		17,574,023
TOTAL INDUSTRIALS		174,612,635
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 0.9%
AAC Acoustic Technology Holdings, Inc.	3,862,000	11,280,166
Computers & Peripherals - 0.6%
Lenovo Group Ltd.	5,946,000	4,125,173
Quanta Computer, Inc.	1,391,000	3,642,432
		7,767,605
Electronic Equipment & Components - 2.3%
Chroma ATE, Inc.	1,938,000	4,336,874
Delta Electronics, Inc.	1,475,000	5,000,418
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,854,589	19,368,679
		28,705,971
Internet Software & Services - 3.1%
Tencent Holdings Ltd.	1,317,900	39,394,073
Semiconductors & Semiconductor Equipment - 10.7%
Advanced Semiconductor Engineering, Inc.	4,036,000	3,107,887
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	1,486,218	5,662,491
ASM Pacific Technology Ltd.	283,900	3,650,023
Inotera Memories, Inc. (a)	42,209,000	8,021,684
MediaTek, Inc.	1,612,000	13,729,459
Samsung Electronics Co. Ltd.	6,307	7,301,741
Taiwan Semiconductor Manufacturing Co. Ltd.	33,030,796	89,564,300
United Microelectronics Corp.	13,083,000	5,471,220
		136,508,805
TOTAL INFORMATION TECHNOLOGY		223,656,620
MATERIALS - 6.6%
Chemicals - 3.9%
Formosa Chemicals & Fibre Corp.	3,220,000	8,539,345
Formosa Plastics Corp.	4,140,250	11,477,647
LG Chemical Ltd.	27,207	7,555,692
Nan Ya Plastics Corp.	4,956,000	9,683,567
PTT Global Chemical PCL (For. Reg.)	2,728,458	5,136,992
Taiwan Fertilizer Co. Ltd.	3,015,000	7,169,940
		49,563,183
Construction Materials - 2.2%
Anhui Conch Cement Co. Ltd. (H Shares)	5,557,000	14,654,423
BBMG Corp. (H Shares)	9,164,500	5,719,909
China Resources Cement Holdings Ltd.	4,942,000	2,606,520
Taiwan Cement Corp.	4,629,000	5,395,862
		28,376,714
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.5%
Kingsgate Consolidated NL	713,270	$ 3,043,276
Xingda International Holdings Ltd.	7,484,000	2,518,890
		5,562,166
TOTAL MATERIALS		83,502,063
TELECOMMUNICATION SERVICES - 3.5%
Wireless Telecommunication Services - 3.5%
China Mobile Ltd.	2,966,500	34,616,175
Far EasTone Telecommunications Co. Ltd.	3,710,000	9,367,936
		43,984,111
UTILITIES - 3.1%
Electric Utilities - 0.7%
Power Assets Holdings Ltd.	1,173,500	9,230,983
Independent Power Producers & Energy Traders - 2.4%
China Resources Power Holdings Co. Ltd.	2,084,000	4,396,590
Huadian Power International Corp. Ltd. (H Shares) (a)	6,560,000	2,064,090
Huaneng Power International, Inc. (H Shares)	32,674,000	23,597,635
		30,058,315
TOTAL UTILITIES		39,289,298
TOTAL COMMON STOCKS (Cost $1,102,185,178)		1,216,623,605
Money Market Funds - 3.8%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	48,549,325	$ 48,549,325
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	592,400	592,400
TOTAL MONEY MARKET FUNDS (Cost $49,141,725)		49,141,725
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $1,151,326,903)		1,265,765,330
NET OTHER ASSETS (LIABILITIES) - 0.6%		7,369,543
NET ASSETS - 100%		$ 1,273,134,873
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,468
Fidelity Securities Lending Cash Central Fund	107,925
Total	$ 128,393
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 113,861,282	$ 113,861,282	$ -	$ -
Consumer Staples	35,045,409	27,607,988	7,437,421	-
Energy	77,621,883	41,069,566	36,552,317	-
Financials	420,174,727	411,764,834	8,409,893	-
Health Care	4,875,577	4,875,577	-	-
Industrials	174,612,635	158,174,695	11,726,030	4,711,910
Information Technology	223,656,620	125,513,213	98,143,407	-
Materials	83,502,063	83,502,063	-	-
Telecommunication Services	43,984,111	9,367,936	34,616,175	-
Utilities	39,289,298	15,691,663	23,597,635	-
Money Market Funds	49,141,725	49,141,725	-	-
Total Investments in Securities:	$ 1,265,765,330	$ 1,040,570,542	$ 220,482,878	$ 4,711,910

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 759,842,275
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $1,154,725,555. Net unrealized appreciation aggregated $111,039,775, of which $180,641,352 related to appreciated investment securities and $69,601,577 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Global Commodity Stock

July 31, 2012

1.879385.103

GCS-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CHEMICALS - 19.8%
Commodity Chemicals - 0.0%
Braskem SA (PN-A)	13,250	$ 80,113
Fertilizers & Agricultural Chemicals - 19.8%
Agrium, Inc.	104,500	9,939,926
CF Industries Holdings, Inc.	45,372	8,882,023
China BlueChemical Ltd. (H Shares)	1,186,000	779,991
Incitec Pivot Ltd.	256,899	839,623
Israel Chemicals Ltd.	326,400	3,863,134
Israel Corp. Ltd. (Class A)	1,000	572,325
K&S AG	74,207	3,671,802
Monsanto Co.	344,700	29,513,214
Potash Corp. of Saskatchewan, Inc.	552,000	24,439,148
Rentech Nitrogen Partners LP	23,100	701,547
Sinofert Holdings Ltd.	1,780,000	362,670
Syngenta AG (Switzerland)	27,262	9,295,854
Taiwan Fertilizer Co. Ltd.	93,000	221,162
The Mosaic Co.	195,400	11,354,694
United Phosphorous Ltd.	252,256	544,375
Uralkali OJSC GDR (Reg. S)	137,900	5,747,672
Yara International ASA	137,800	6,531,586
		117,260,746
TOTAL CHEMICALS		117,340,859
CONTAINERS & PACKAGING - 0.3%
Paper Packaging - 0.3%
Rock-Tenn Co. Class A	31,600	1,839,752
ENERGY EQUIPMENT & SERVICES - 2.0%
Oil & Gas Drilling - 1.7%
Cathedral Energy Services Ltd.	96,370	547,748
Eurasia Drilling Co. Ltd. GDR (Reg. S)	16,800	462,000
Noble Corp.	69,200	2,560,400
Ocean Rig UDW, Inc. (United States)	107,700	1,614,423
PHX Energy Services Corp.	3,600	29,616
Rowan Companies PLC (a)	32,900	1,155,777
Unit Corp. (a)	14,400	572,544
Vantage Drilling Co. (a)	2,135,982	3,353,492
		10,296,000
Oil & Gas Equipment & Services - 0.3%
BW Offshore Ltd.	75,900	69,887
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Equipment & Services - continued
Cameron International Corp. (a)	9,200	$ 462,484
Fugro NV (Certificaten Van Aandelen) unit	3,300	216,212
Halliburton Co.	19,200	636,096
National Oilwell Varco, Inc.	4,200	303,660
Saipem SpA	659	30,447
		1,718,786
TOTAL ENERGY EQUIPMENT & SERVICES		12,014,786
FOOD PRODUCTS - 2.7%
Agricultural Products - 2.7%
Archer Daniels Midland Co.	217,100	5,664,139
Bunge Ltd.	92,300	6,070,571
China Agri-Industries Holding Ltd.	1,571,000	781,985
Cosan Ltd. Class A	85,100	1,080,770
Cosan SA Industria e Comercio	11,600	176,615
Golden Agri-Resources Ltd.	3,538,000	2,103,922
Wilmar International Ltd.	167,000	434,812
		16,312,814
MACHINERY - 1.0%
Construction & Farm Machinery & Heavy Trucks - 1.0%
Caterpillar, Inc.	4,200	353,682
Cummins, Inc.	2,900	278,110
Deere & Co.	450	34,569
Fiat Industrial SpA	186,900	1,839,694
Jain Irrigation Systems Ltd.	442,016	645,203
Joy Global, Inc.	57,250	2,973,565
		6,124,823
METALS & MINING - 35.2%
Aluminum - 0.2%
Alcoa, Inc.	142,300	1,205,281
Diversified Metals & Mining - 16.7%
Anglo American PLC (United Kingdom)	288,051	8,580,794
BHP Billiton PLC	1,115,614	32,530,067
Copper Mountain Mining Corp. (a)	1,376,156	4,432,352
Eurasian Natural Resources Corp. PLC	50,100	308,699
First Quantum Minerals Ltd.	162,900	2,957,979
Freeport-McMoRan Copper & Gold, Inc.	327,700	11,033,659
Glencore International PLC (e)	213,300	1,070,653
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Diversified Metals & Mining - continued
Grupo Mexico SA de CV Series B	89,411	$ 250,648
Horsehead Holding Corp. (a)	221,000	1,995,630
Iluka Resources Ltd.	415,848	4,156,009
Ivanhoe Australia Ltd. (a)	536,258	242,328
Ivanhoe Mines Ltd. (e)	488,214	4,113,684
Kazakhmys PLC	33,100	365,866
Korea Zinc Co. Ltd.	500	169,811
Lynas Corp. Ltd. (a)(e)	385,000	325,700
Norilsk Nickel OJSC sponsored ADR	1,700	26,180
Rio Tinto PLC	322,287	14,841,926
Sterlite Industries (India) Ltd.	148,488	283,771
Sumitomo Metal Mining Co. Ltd.	123,000	1,313,759
Teck Resources Ltd. Class B (sub. vtg.)	113,900	3,194,902
Walter Energy, Inc.	26,800	919,240
Xstrata PLC	424,291	5,641,770
		98,755,427
Gold - 10.2%
Agnico-Eagle Mines Ltd. (Canada)	35,000	1,535,972
AngloGold Ashanti Ltd. sponsored ADR	103,800	3,530,238
Barrick Gold Corp.	236,500	7,784,679
Centerra Gold, Inc.	40,500	291,175
Eldorado Gold Corp.	290,450	3,142,427
Gold Fields Ltd. sponsored ADR	156,900	2,024,010
Goldcorp, Inc.	341,200	12,316,338
Harmony Gold Mining Co. Ltd. sponsored ADR	158,500	1,556,470
IAMGOLD Corp.	97,900	1,093,364
Kinross Gold Corp.	339,705	2,838,638
New Gold, Inc. (a)	255,100	2,597,169
Newcrest Mining Ltd.	353,140	8,721,199
Newmont Mining Corp.	99,000	4,402,530
Osisko Mining Corp. (a)	118,000	1,008,386
Premier Gold Mines Ltd. (a)	301,500	1,319,824
Randgold Resources Ltd. sponsored ADR	45,900	4,107,132
Yamana Gold, Inc.	153,800	2,280,507
Zijin Mining Group Co. Ltd. (H Shares)	528,000	169,538
		60,719,596
Precious Metals & Minerals - 1.1%
Aquarius Platinum Ltd. (United Kingdom)	492,800	298,856
Gem Diamonds Ltd. (a)	76,900	237,639
Impala Platinum Holdings Ltd.	10,000	157,089
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Precious Metals & Minerals - continued
Lonmin PLC	5,922	$ 64,808
Northam Platinum Ltd.	30,500	94,571
Pan American Silver Corp.	222,300	3,327,240
Silver Wheaton Corp.	94,900	2,615,582
		6,795,785
Steel - 7.0%
African Minerals Ltd. (a)	612,800	2,812,679
Allegheny Technologies, Inc.	22,400	672,672
ArcelorMittal SA Class A unit (e)	226,900	3,607,710
Cliffs Natural Resources, Inc.	26,100	1,067,229
Commercial Metals Co.	19,550	252,000
Fortescue Metals Group Ltd. (e)	1,124,689	4,881,394
Gerdau SA sponsored ADR	179,500	1,633,450
Hyundai Steel Co.	13,703	1,018,026
JFE Holdings, Inc.	149,700	1,962,313
Jindal Steel & Power Ltd.	61,255	439,512
London Mining PLC (a)(e)	1,327,900	3,513,287
Maanshan Iron & Steel Ltd. (H Shares)	5,571,000	1,250,021
Magnitogorsk Iron & Steel Works OJSC unit	143,600	535,628
Nippon Steel Corp.	119,000	237,453
Nucor Corp.	65,200	2,555,840
POSCO	13,794	4,405,567
Reliance Steel & Aluminum Co.	3,700	190,476
Steel Dynamics, Inc.	149,000	1,920,610
Tata Steel Ltd.	63,017	470,076
Thyssenkrupp AG	59,500	1,095,936
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	70,700	254,619
Vale SA (PN-A) sponsored ADR	313,800	5,563,674
Voestalpine AG	23,100	629,553
Yamato Kogyo Co. Ltd.	9,100	256,559
		41,226,284
TOTAL METALS & MINING		208,702,373
OIL, GAS & CONSUMABLE FUELS - 34.1%
Coal & Consumable Fuels - 2.9%
Alpha Natural Resources, Inc. (a)	484,337	3,395,202
Banpu PCL (For. Reg.)	8,950	113,759
Cameco Corp.	38,100	797,826
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Coal & Consumable Fuels - continued
China Shenhua Energy Co. Ltd. (H Shares)	54,000	$ 202,638
CONSOL Energy, Inc.	2,100	60,858
Paladin Energy Ltd.:
(Australia) (a)	93,842	115,384
(Canada) (a)	271,500	332,996
Peabody Energy Corp.	578,000	12,068,640
Yanzhou Coal Mining Co. Ltd. (H Shares)	102,000	150,951
		17,238,254
Integrated Oil & Gas - 18.0%
BG Group PLC	285,250	5,644,033
BP PLC	1,697,000	11,267,967
Cenovus Energy, Inc.	32,600	996,350
Chevron Corp.	165,400	18,124,532
China Petroleum & Chemical Corp. (H Shares)	304,000	273,800
ENI SpA	246,927	5,091,699
Exxon Mobil Corp.	54,461	4,729,938
Gazprom OAO sponsored ADR	488,100	4,495,401
Hess Corp.	94,600	4,461,336
InterOil Corp. (a)(e)	44,300	3,793,852
Lukoil Oil Co. sponsored ADR	39,900	2,242,380
Murphy Oil Corp.	43,400	2,328,844
Occidental Petroleum Corp.	83,500	7,267,005
OMV AG	13,300	418,599
Origin Energy Ltd.	116,059	1,440,423
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	319,000	6,070,570
Repsol YPF SA	76,071	1,217,239
Royal Dutch Shell PLC Class A (United Kingdom)	559,650	19,018,569
StatoilHydro ASA	50,300	1,195,459
Suncor Energy, Inc.	224,332	6,858,472
		106,936,468
Oil & Gas Exploration & Production - 11.2%
Anadarko Petroleum Corp.	118,400	8,221,696
Apache Corp.	100,000	8,612,000
Bonavista Energy Corp. (e)	132,400	2,406,793
C&C Energia Ltd. (a)	284,900	1,786,928
Cabot Oil & Gas Corp.	46,200	1,949,178
Canadian Natural Resources Ltd.	189,700	5,173,550
Celtic Exploration Ltd. (a)	15,900	277,618
Chesapeake Energy Corp. (e)	65,700	1,236,474
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Cimarex Energy Co.	7,400	$ 419,506
CNOOC Ltd.	120,000	240,727
CNOOC Ltd. sponsored ADR (e)	14,800	2,964,440
Cobalt International Energy, Inc. (a)	7,500	188,250
Concho Resources, Inc. (a)	7,000	596,750
Crew Energy, Inc. (a)	378,000	2,608,326
Denbury Resources, Inc. (a)	62,100	938,952
Devon Energy Corp.	32,600	1,927,312
Double Eagle Petroleum Co. (a)(e)	249,985	1,037,438
EOG Resources, Inc.	11,200	1,097,712
EQT Corp.	4,600	259,440
INPEX Corp.	312	1,733,585
Marathon Oil Corp.	67,800	1,794,666
Newfield Exploration Co. (a)	13,700	418,261
Noble Energy, Inc.	15,800	1,381,394
NOVATEK OAO GDR (Reg. S)	8,700	983,970
Oasis Petroleum, Inc. (a)	7,050	184,569
OGX Petroleo e Gas Participacoes SA (a)	56,600	156,056
Pacific Rubiales Energy Corp.	1,700	38,463
Painted Pony Petroleum Ltd. (a)(f)	15,000	139,851
Painted Pony Petroleum Ltd. Class A (a)	264,000	2,461,385
Pengrowth Energy Corp.	28,400	180,960
Penn West Petroleum Ltd.	109,100	1,488,246
PetroBakken Energy Ltd. Class A (e)	118,500	1,471,132
Petrominerales Ltd.	218,026	2,017,531
Pioneer Natural Resources Co.	11,700	1,036,971
Plains Exploration & Production Co. (a)	5,300	211,788
QEP Resources, Inc.	30,400	912,912
Rosetta Resources, Inc. (a)	13,200	550,704
Santos Ltd.	15,200	171,717
SM Energy Co.	22,400	1,054,816
Southwestern Energy Co. (a)	32,600	1,083,950
Stone Energy Corp. (a)	1,350	35,451
Talisman Energy, Inc.	223,200	2,759,815
Tullow Oil PLC	51,100	1,033,511
Ultra Petroleum Corp. (a)(e)	13,500	320,760
Whiting Petroleum Corp. (a)	10,600	428,240
Woodside Petroleum Ltd.	14,006	496,763
		66,490,557
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Refining & Marketing - 1.7%
Alon USA Energy, Inc.	200	$ 2,184
Marathon Petroleum Corp.	53,250	2,518,725
Northern Tier Energy LP Class A	61,200	944,316
Tesoro Corp.	109,500	3,027,675
Valero Energy Corp.	137,000	3,767,500
		10,260,400
Oil & Gas Storage & Transport - 0.3%
Cheniere Energy, Inc. (a)	61,000	831,430
Williams Companies, Inc.	18,000	572,220
		1,403,650
TOTAL OIL, GAS & CONSUMABLE FUELS		202,329,329
PAPER & FOREST PRODUCTS - 3.1%
Paper Products - 3.1%
Empresas CMPC SA	333,075	1,250,886
Fibria Celulose SA sponsored ADR (a)(e)	11,789	90,657
International Paper Co.	296,100	9,715,041
MeadWestvaco Corp.	8,800	249,920
Nine Dragons Paper (Holdings) Ltd.	1,512,000	711,672
Nippon Paper Group, Inc. (e)	86,800	1,097,806
Oji Paper Co. Ltd.	156,000	519,525
Stora Enso Oyj (R Shares)	286,400	1,638,598
Suzano Papel e Celulose SA	19,725	39,177
Svenska Cellulosa AB (SCA) (B Shares)	24,700	420,586
UPM-Kymmene Corp.	229,100	2,458,034
		18,191,902
SPECIALTY RETAIL - 0.4%
Specialty Stores - 0.4%
Tsutsumi Jewelry Co. Ltd.	95,500	2,239,841
TRADING COMPANIES & DISTRIBUTORS - 0.1%
Trading Companies & Distributors - 0.1%
Mitsubishi Corp.	28,900	571,893
TOTAL COMMON STOCKS (Cost $633,510,570)		585,668,372
Convertible Bonds - 0.0%
		Principal Amount (d)	Value
PAPER & FOREST PRODUCTS - 0.0%
Paper Products - 0.0%
Suzano Papel e Celulose SA 4.5% 12/16/13 (Cost $377,129)	BRL	572,000	$ 58,796
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	2,620,551	2,620,551
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	19,631,704	19,631,704
TOTAL MONEY MARKET FUNDS (Cost $22,252,255)		22,252,255
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $656,139,954)		607,979,423
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(14,875,988)
NET ASSETS - 100%		$ 593,103,435
Currency Abbreviations
BRL	-	Brazilian real
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $139,851 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,185
Fidelity Securities Lending Cash Central Fund	341,531
Total	$ 344,716
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 585,668,372	$ 477,139,281	$ 108,529,091	$ -
Convertible Bonds	58,796	-	58,796	-
Money Market Funds	22,252,255	22,252,255	-	-
Total Investments in Securities:	$ 607,979,423	$ 499,391,536	$ 108,587,887	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 29,567,366
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $661,169,441. Net unrealized depreciation aggregated $53,190,018, of which $48,909,475 related to appreciated investment securities and $102,099,493 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Global Commodity Stock
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity ®
Global Commodity Stock Fund

1.879401.103

AGCS-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CHEMICALS - 19.8%
Commodity Chemicals - 0.0%
Braskem SA (PN-A)	13,250	$ 80,113
Fertilizers & Agricultural Chemicals - 19.8%
Agrium, Inc.	104,500	9,939,926
CF Industries Holdings, Inc.	45,372	8,882,023
China BlueChemical Ltd. (H Shares)	1,186,000	779,991
Incitec Pivot Ltd.	256,899	839,623
Israel Chemicals Ltd.	326,400	3,863,134
Israel Corp. Ltd. (Class A)	1,000	572,325
K&S AG	74,207	3,671,802
Monsanto Co.	344,700	29,513,214
Potash Corp. of Saskatchewan, Inc.	552,000	24,439,148
Rentech Nitrogen Partners LP	23,100	701,547
Sinofert Holdings Ltd.	1,780,000	362,670
Syngenta AG (Switzerland)	27,262	9,295,854
Taiwan Fertilizer Co. Ltd.	93,000	221,162
The Mosaic Co.	195,400	11,354,694
United Phosphorous Ltd.	252,256	544,375
Uralkali OJSC GDR (Reg. S)	137,900	5,747,672
Yara International ASA	137,800	6,531,586
		117,260,746
TOTAL CHEMICALS		117,340,859
CONTAINERS & PACKAGING - 0.3%
Paper Packaging - 0.3%
Rock-Tenn Co. Class A	31,600	1,839,752
ENERGY EQUIPMENT & SERVICES - 2.0%
Oil & Gas Drilling - 1.7%
Cathedral Energy Services Ltd.	96,370	547,748
Eurasia Drilling Co. Ltd. GDR (Reg. S)	16,800	462,000
Noble Corp.	69,200	2,560,400
Ocean Rig UDW, Inc. (United States)	107,700	1,614,423
PHX Energy Services Corp.	3,600	29,616
Rowan Companies PLC (a)	32,900	1,155,777
Unit Corp. (a)	14,400	572,544
Vantage Drilling Co. (a)	2,135,982	3,353,492
		10,296,000
Oil & Gas Equipment & Services - 0.3%
BW Offshore Ltd.	75,900	69,887
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Equipment & Services - continued
Cameron International Corp. (a)	9,200	$ 462,484
Fugro NV (Certificaten Van Aandelen) unit	3,300	216,212
Halliburton Co.	19,200	636,096
National Oilwell Varco, Inc.	4,200	303,660
Saipem SpA	659	30,447
		1,718,786
TOTAL ENERGY EQUIPMENT & SERVICES		12,014,786
FOOD PRODUCTS - 2.7%
Agricultural Products - 2.7%
Archer Daniels Midland Co.	217,100	5,664,139
Bunge Ltd.	92,300	6,070,571
China Agri-Industries Holding Ltd.	1,571,000	781,985
Cosan Ltd. Class A	85,100	1,080,770
Cosan SA Industria e Comercio	11,600	176,615
Golden Agri-Resources Ltd.	3,538,000	2,103,922
Wilmar International Ltd.	167,000	434,812
		16,312,814
MACHINERY - 1.0%
Construction & Farm Machinery & Heavy Trucks - 1.0%
Caterpillar, Inc.	4,200	353,682
Cummins, Inc.	2,900	278,110
Deere & Co.	450	34,569
Fiat Industrial SpA	186,900	1,839,694
Jain Irrigation Systems Ltd.	442,016	645,203
Joy Global, Inc.	57,250	2,973,565
		6,124,823
METALS & MINING - 35.2%
Aluminum - 0.2%
Alcoa, Inc.	142,300	1,205,281
Diversified Metals & Mining - 16.7%
Anglo American PLC (United Kingdom)	288,051	8,580,794
BHP Billiton PLC	1,115,614	32,530,067
Copper Mountain Mining Corp. (a)	1,376,156	4,432,352
Eurasian Natural Resources Corp. PLC	50,100	308,699
First Quantum Minerals Ltd.	162,900	2,957,979
Freeport-McMoRan Copper & Gold, Inc.	327,700	11,033,659
Glencore International PLC (e)	213,300	1,070,653
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Diversified Metals & Mining - continued
Grupo Mexico SA de CV Series B	89,411	$ 250,648
Horsehead Holding Corp. (a)	221,000	1,995,630
Iluka Resources Ltd.	415,848	4,156,009
Ivanhoe Australia Ltd. (a)	536,258	242,328
Ivanhoe Mines Ltd. (e)	488,214	4,113,684
Kazakhmys PLC	33,100	365,866
Korea Zinc Co. Ltd.	500	169,811
Lynas Corp. Ltd. (a)(e)	385,000	325,700
Norilsk Nickel OJSC sponsored ADR	1,700	26,180
Rio Tinto PLC	322,287	14,841,926
Sterlite Industries (India) Ltd.	148,488	283,771
Sumitomo Metal Mining Co. Ltd.	123,000	1,313,759
Teck Resources Ltd. Class B (sub. vtg.)	113,900	3,194,902
Walter Energy, Inc.	26,800	919,240
Xstrata PLC	424,291	5,641,770
		98,755,427
Gold - 10.2%
Agnico-Eagle Mines Ltd. (Canada)	35,000	1,535,972
AngloGold Ashanti Ltd. sponsored ADR	103,800	3,530,238
Barrick Gold Corp.	236,500	7,784,679
Centerra Gold, Inc.	40,500	291,175
Eldorado Gold Corp.	290,450	3,142,427
Gold Fields Ltd. sponsored ADR	156,900	2,024,010
Goldcorp, Inc.	341,200	12,316,338
Harmony Gold Mining Co. Ltd. sponsored ADR	158,500	1,556,470
IAMGOLD Corp.	97,900	1,093,364
Kinross Gold Corp.	339,705	2,838,638
New Gold, Inc. (a)	255,100	2,597,169
Newcrest Mining Ltd.	353,140	8,721,199
Newmont Mining Corp.	99,000	4,402,530
Osisko Mining Corp. (a)	118,000	1,008,386
Premier Gold Mines Ltd. (a)	301,500	1,319,824
Randgold Resources Ltd. sponsored ADR	45,900	4,107,132
Yamana Gold, Inc.	153,800	2,280,507
Zijin Mining Group Co. Ltd. (H Shares)	528,000	169,538
		60,719,596
Precious Metals & Minerals - 1.1%
Aquarius Platinum Ltd. (United Kingdom)	492,800	298,856
Gem Diamonds Ltd. (a)	76,900	237,639
Impala Platinum Holdings Ltd.	10,000	157,089
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Precious Metals & Minerals - continued
Lonmin PLC	5,922	$ 64,808
Northam Platinum Ltd.	30,500	94,571
Pan American Silver Corp.	222,300	3,327,240
Silver Wheaton Corp.	94,900	2,615,582
		6,795,785
Steel - 7.0%
African Minerals Ltd. (a)	612,800	2,812,679
Allegheny Technologies, Inc.	22,400	672,672
ArcelorMittal SA Class A unit (e)	226,900	3,607,710
Cliffs Natural Resources, Inc.	26,100	1,067,229
Commercial Metals Co.	19,550	252,000
Fortescue Metals Group Ltd. (e)	1,124,689	4,881,394
Gerdau SA sponsored ADR	179,500	1,633,450
Hyundai Steel Co.	13,703	1,018,026
JFE Holdings, Inc.	149,700	1,962,313
Jindal Steel & Power Ltd.	61,255	439,512
London Mining PLC (a)(e)	1,327,900	3,513,287
Maanshan Iron & Steel Ltd. (H Shares)	5,571,000	1,250,021
Magnitogorsk Iron & Steel Works OJSC unit	143,600	535,628
Nippon Steel Corp.	119,000	237,453
Nucor Corp.	65,200	2,555,840
POSCO	13,794	4,405,567
Reliance Steel & Aluminum Co.	3,700	190,476
Steel Dynamics, Inc.	149,000	1,920,610
Tata Steel Ltd.	63,017	470,076
Thyssenkrupp AG	59,500	1,095,936
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	70,700	254,619
Vale SA (PN-A) sponsored ADR	313,800	5,563,674
Voestalpine AG	23,100	629,553
Yamato Kogyo Co. Ltd.	9,100	256,559
		41,226,284
TOTAL METALS & MINING		208,702,373
OIL, GAS & CONSUMABLE FUELS - 34.1%
Coal & Consumable Fuels - 2.9%
Alpha Natural Resources, Inc. (a)	484,337	3,395,202
Banpu PCL (For. Reg.)	8,950	113,759
Cameco Corp.	38,100	797,826
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Coal & Consumable Fuels - continued
China Shenhua Energy Co. Ltd. (H Shares)	54,000	$ 202,638
CONSOL Energy, Inc.	2,100	60,858
Paladin Energy Ltd.:
(Australia) (a)	93,842	115,384
(Canada) (a)	271,500	332,996
Peabody Energy Corp.	578,000	12,068,640
Yanzhou Coal Mining Co. Ltd. (H Shares)	102,000	150,951
		17,238,254
Integrated Oil & Gas - 18.0%
BG Group PLC	285,250	5,644,033
BP PLC	1,697,000	11,267,967
Cenovus Energy, Inc.	32,600	996,350
Chevron Corp.	165,400	18,124,532
China Petroleum & Chemical Corp. (H Shares)	304,000	273,800
ENI SpA	246,927	5,091,699
Exxon Mobil Corp.	54,461	4,729,938
Gazprom OAO sponsored ADR	488,100	4,495,401
Hess Corp.	94,600	4,461,336
InterOil Corp. (a)(e)	44,300	3,793,852
Lukoil Oil Co. sponsored ADR	39,900	2,242,380
Murphy Oil Corp.	43,400	2,328,844
Occidental Petroleum Corp.	83,500	7,267,005
OMV AG	13,300	418,599
Origin Energy Ltd.	116,059	1,440,423
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	319,000	6,070,570
Repsol YPF SA	76,071	1,217,239
Royal Dutch Shell PLC Class A (United Kingdom)	559,650	19,018,569
StatoilHydro ASA	50,300	1,195,459
Suncor Energy, Inc.	224,332	6,858,472
		106,936,468
Oil & Gas Exploration & Production - 11.2%
Anadarko Petroleum Corp.	118,400	8,221,696
Apache Corp.	100,000	8,612,000
Bonavista Energy Corp. (e)	132,400	2,406,793
C&C Energia Ltd. (a)	284,900	1,786,928
Cabot Oil & Gas Corp.	46,200	1,949,178
Canadian Natural Resources Ltd.	189,700	5,173,550
Celtic Exploration Ltd. (a)	15,900	277,618
Chesapeake Energy Corp. (e)	65,700	1,236,474
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Cimarex Energy Co.	7,400	$ 419,506
CNOOC Ltd.	120,000	240,727
CNOOC Ltd. sponsored ADR (e)	14,800	2,964,440
Cobalt International Energy, Inc. (a)	7,500	188,250
Concho Resources, Inc. (a)	7,000	596,750
Crew Energy, Inc. (a)	378,000	2,608,326
Denbury Resources, Inc. (a)	62,100	938,952
Devon Energy Corp.	32,600	1,927,312
Double Eagle Petroleum Co. (a)(e)	249,985	1,037,438
EOG Resources, Inc.	11,200	1,097,712
EQT Corp.	4,600	259,440
INPEX Corp.	312	1,733,585
Marathon Oil Corp.	67,800	1,794,666
Newfield Exploration Co. (a)	13,700	418,261
Noble Energy, Inc.	15,800	1,381,394
NOVATEK OAO GDR (Reg. S)	8,700	983,970
Oasis Petroleum, Inc. (a)	7,050	184,569
OGX Petroleo e Gas Participacoes SA (a)	56,600	156,056
Pacific Rubiales Energy Corp.	1,700	38,463
Painted Pony Petroleum Ltd. (a)(f)	15,000	139,851
Painted Pony Petroleum Ltd. Class A (a)	264,000	2,461,385
Pengrowth Energy Corp.	28,400	180,960
Penn West Petroleum Ltd.	109,100	1,488,246
PetroBakken Energy Ltd. Class A (e)	118,500	1,471,132
Petrominerales Ltd.	218,026	2,017,531
Pioneer Natural Resources Co.	11,700	1,036,971
Plains Exploration & Production Co. (a)	5,300	211,788
QEP Resources, Inc.	30,400	912,912
Rosetta Resources, Inc. (a)	13,200	550,704
Santos Ltd.	15,200	171,717
SM Energy Co.	22,400	1,054,816
Southwestern Energy Co. (a)	32,600	1,083,950
Stone Energy Corp. (a)	1,350	35,451
Talisman Energy, Inc.	223,200	2,759,815
Tullow Oil PLC	51,100	1,033,511
Ultra Petroleum Corp. (a)(e)	13,500	320,760
Whiting Petroleum Corp. (a)	10,600	428,240
Woodside Petroleum Ltd.	14,006	496,763
		66,490,557
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Refining & Marketing - 1.7%
Alon USA Energy, Inc.	200	$ 2,184
Marathon Petroleum Corp.	53,250	2,518,725
Northern Tier Energy LP Class A	61,200	944,316
Tesoro Corp.	109,500	3,027,675
Valero Energy Corp.	137,000	3,767,500
		10,260,400
Oil & Gas Storage & Transport - 0.3%
Cheniere Energy, Inc. (a)	61,000	831,430
Williams Companies, Inc.	18,000	572,220
		1,403,650
TOTAL OIL, GAS & CONSUMABLE FUELS		202,329,329
PAPER & FOREST PRODUCTS - 3.1%
Paper Products - 3.1%
Empresas CMPC SA	333,075	1,250,886
Fibria Celulose SA sponsored ADR (a)(e)	11,789	90,657
International Paper Co.	296,100	9,715,041
MeadWestvaco Corp.	8,800	249,920
Nine Dragons Paper (Holdings) Ltd.	1,512,000	711,672
Nippon Paper Group, Inc. (e)	86,800	1,097,806
Oji Paper Co. Ltd.	156,000	519,525
Stora Enso Oyj (R Shares)	286,400	1,638,598
Suzano Papel e Celulose SA	19,725	39,177
Svenska Cellulosa AB (SCA) (B Shares)	24,700	420,586
UPM-Kymmene Corp.	229,100	2,458,034
		18,191,902
SPECIALTY RETAIL - 0.4%
Specialty Stores - 0.4%
Tsutsumi Jewelry Co. Ltd.	95,500	2,239,841
TRADING COMPANIES & DISTRIBUTORS - 0.1%
Trading Companies & Distributors - 0.1%
Mitsubishi Corp.	28,900	571,893
TOTAL COMMON STOCKS (Cost $633,510,570)		585,668,372
Convertible Bonds - 0.0%
		Principal Amount (d)	Value
PAPER & FOREST PRODUCTS - 0.0%
Paper Products - 0.0%
Suzano Papel e Celulose SA 4.5% 12/16/13 (Cost $377,129)	BRL	572,000	$ 58,796
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	2,620,551	2,620,551
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	19,631,704	19,631,704
TOTAL MONEY MARKET FUNDS (Cost $22,252,255)		22,252,255
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $656,139,954)		607,979,423
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(14,875,988)
NET ASSETS - 100%		$ 593,103,435
Currency Abbreviations
BRL	-	Brazilian real
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $139,851 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,185
Fidelity Securities Lending Cash Central Fund	341,531
Total	$ 344,716
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 585,668,372	$ 477,139,281	$ 108,529,091	$ -
Convertible Bonds	58,796	-	58,796	-
Money Market Funds	22,252,255	22,252,255	-	-
Total Investments in Securities:	$ 607,979,423	$ 499,391,536	$ 108,587,887	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 29,567,366
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $661,169,441. Net unrealized depreciation aggregated $53,190,018, of which $48,909,475 related to appreciated investment securities and $102,099,493 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Diversified International Fund

July 31, 2012

1.804871.108

DIF-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.2%
	Shares	Value
Australia - 3.9%
Australia & New Zealand Banking Group Ltd.	5,294,495	$ 130,976,203
BHP Billiton Ltd. sponsored ADR (d)	6,772,464	449,285,262
CSL Ltd.	490,000	21,987,981
Iluka Resources Ltd.	2,498,732	24,972,475
Newcrest Mining Ltd.	5,416,629	133,769,883
Origin Energy Ltd.	3,253,432	40,378,764
Spark Infrastructure Group unit	15,030,146	25,746,144
WorleyParsons Ltd.	857,492	23,510,699
TOTAL AUSTRALIA		850,627,411
Bailiwick of Guernsey - 0.7%
Amdocs Ltd.	324,192	9,644,712
Resolution Ltd.	45,156,214	145,844,230
TOTAL BAILIWICK OF GUERNSEY		155,488,942
Bailiwick of Jersey - 1.3%
Experian PLC	9,017,072	134,164,081
Randgold Resources Ltd. sponsored ADR	440,900	39,451,732
Shire PLC	959,200	27,668,292
WPP PLC	5,839,454	73,835,387
TOTAL BAILIWICK OF JERSEY		275,119,492
Belgium - 2.1%
Anheuser-Busch InBev SA NV	5,709,430	451,747,665
Anheuser-Busch InBev SA NV (strip VVPR)	5,250,900	12,921
TOTAL BELGIUM		451,760,586
Bermuda - 0.6%
Assured Guaranty Ltd.	2,994,300	35,871,714
Li & Fung Ltd.	47,080,000	93,010,123
TOTAL BERMUDA		128,881,837
Brazil - 1.2%
Anhanguera Educacional Participacoes SA	2,713,200	38,595,442
BR Malls Participacoes SA	724,200	8,453,476
Estacio Participacoes SA	1,989,165	24,490,842
Itau Unibanco Banco Multiplo SA sponsored ADR	1,540,252	24,351,384
Kroton Educacional SA unit (a)	1,279,200	19,232,946
Qualicorp SA (a)	4,596,000	40,931,583
Souza Cruz SA	3,570,100	50,349,351
T4F Entretenimento SA	2,091,900	17,170,485
Tractebel Energia SA	1,894,800	33,796,086
TOTAL BRAZIL		257,371,595
British Virgin Islands - 0.2%
Camelot Information Systems, Inc. ADR (a)	1,810,103	3,801,216
Mail.ru Group Ltd. GDR (Reg. S) (a)	1,047,500	31,760,200
TOTAL BRITISH VIRGIN ISLANDS		35,561,416

	Shares	Value
Canada - 2.8%
ARC Resources Ltd. (d)	867,500	$ 21,651,817
Canadian Natural Resources Ltd.	2,302,600	62,797,138
Catamaran Corp. (a)	122,900	10,438,871
Fairfax Financial Holdings Ltd. (sub. vtg.)	161,600	60,830,633
Goldcorp, Inc.	1,829,000	66,021,638
Ivanhoe Mines Ltd. (d)	5,221,341	43,994,946
Niko Resources Ltd. (d)	981,000	16,835,030
Painted Pony Petroleum Ltd. (a)(e)(f)	2,485,600	23,174,313
Painted Pony Petroleum Ltd. Class A (a)(e)	3,983,070	37,135,867
Penn West Petroleum Ltd.	1,779,000	24,267,557
Petrobank Energy & Resources Ltd. (a)	2,895,100	33,632,064
Petrominerales Ltd.	2,265,075	20,960,160
Potash Corp. of Saskatchewan, Inc.	954,100	42,241,651
Suncor Energy, Inc.	2,854,500	87,270,250
Tourmaline Oil Corp. (a)	1,416,200	41,023,692
Uranium One, Inc. (a)(d)	9,259,700	21,144,451
TOTAL CANADA		613,420,078
Cayman Islands - 1.4%
Baidu.com, Inc. sponsored ADR (a)	1,057,200	127,413,744
Haitian International Holdings Ltd.	6,743,000	6,504,138
Hengan International Group Co. Ltd.	9,713,000	92,186,261
HiSoft Technology International Ltd. ADR (a)(e)	1,697,800	19,151,184
Sands China Ltd.	21,155,200	62,608,720
TOTAL CAYMAN ISLANDS		307,864,047
Curacao - 0.5%
Schlumberger Ltd.	1,442,200	102,771,172
Denmark - 3.3%
Novo Nordisk A/S Series B	3,982,539	614,058,603
William Demant Holding A/S (a)	1,137,298	107,465,226
TOTAL DENMARK		721,523,829
Finland - 0.1%
Nokian Tyres PLC	431,953	17,267,622
France - 7.4%
Arkema SA	558,400	41,127,134
AXA SA	6,100,800	74,688,922
BNP Paribas SA (d)	3,818,676	141,753,714
Bureau Veritas SA	853,700	75,502,212
Danone SA	3,650	222,213
Dassault Aviation SA (d)	35,665	30,278,729
Edenred SA	1,205,090	31,834,487
Essilor International SA (d)	1,577,994	137,540,381
Ipsos SA	74,747	2,173,221
JC Decaux SA	1,418,600	28,712,578
LVMH Moet Hennessy - Louis Vuitton SA	1,098,472	165,633,672
PPR SA	1,043,700	156,668,555
Publicis Groupe SA (d)	1,551,000	76,534,393
Sanofi SA	6,424,876	524,189,763
Common Stocks - continued
	Shares	Value
France - continued
Schneider Electric SA	784,600	$ 44,436,066
Vivendi SA	4,188,322	79,670,194
TOTAL FRANCE		1,610,966,234
Germany - 7.2%
adidas AG	1,561,780	117,429,839
Allianz AG	1,025,209	102,288,317
BASF AG	3,028,956	221,671,698
Bayer AG	3,101,862	236,281,435
Brenntag AG	181,900	19,968,307
CompuGROUP Holding AG	1,457,200	20,457,433
Deutsche Post AG	3,122,882	56,252,649
ElringKlinger AG	1,020,828	28,348,524
Fresenius Medical Care AG & Co. KGaA	1,068,000	77,203,484
Fresenius SE	1,409,200	150,500,757
GFK AG	1,496,500	70,337,416
Linde AG	1,111,229	165,506,359
SAP AG	3,899,067	247,446,073
Siemens AG sponsored ADR	427,200	36,179,568
TOTAL GERMANY		1,549,871,859
Hong Kong - 1.3%
AIA Group Ltd.	35,967,000	126,387,965
China Mobile Ltd. sponsored ADR	992,675	57,694,271
Galaxy Entertainment Group Ltd. (a)	21,605,000	52,099,179
Henderson Land Development Co. Ltd.	9,504,155	55,397,089
TOTAL HONG KONG		291,578,504
India - 1.7%
Axis Bank Ltd.	1,472,751	27,677,699
Bajaj Auto Ltd.	793,148	22,902,220
HDFC Bank Ltd.	12,995,695	136,867,961
Housing Development Finance Corp. Ltd.	6,539,994	81,355,594
ITC Ltd.	7,256,399	33,715,612
Lupin Ltd.	1,028,569	11,124,318
Mahindra & Mahindra Financial Services Ltd.	2,226,876	28,443,170
Shriram Transport Finance Co. Ltd.	2,342,970	24,376,418
TOTAL INDIA		366,462,992
Ireland - 0.7%
Accenture PLC Class A	1,065,300	64,237,590
CRH PLC	2,256,300	41,309,997
Elan Corp. PLC sponsored ADR (a)	1,743,900	20,142,045
Ryanair Holdings PLC sponsored ADR (a)	687,400	20,250,804
TOTAL IRELAND		145,940,436
Isle of Man - 0.0%
3Legs Resources PLC (a)(e)	6,268,300	3,832,824
Italy - 1.5%
ENI SpA	2,986,900	61,590,651

	Shares	Value
Fiat Industrial SpA	8,382,692	$ 82,512,514
Prada SpA	7,151,000	49,473,371
Saipem SpA	2,745,899	126,864,708
TOTAL ITALY		320,441,244
Japan - 16.0%
ABC-Mart, Inc.	1,076,900	43,401,636
Aozora Bank Ltd.	16,312,000	37,373,371
Calbee, Inc.	1,256,700	87,496,882
Credit Saison Co. Ltd.	3,753,200	85,105,807
Denso Corp.	1,431,700	45,613,850
Don Quijote Co. Ltd.	3,199,200	106,727,291
Fanuc Corp.	726,700	112,194,037
Fast Retailing Co. Ltd.	154,800	31,791,816
Hitachi Ltd.	48,184,000	284,066,078
Honda Motor Co. Ltd.	7,540,800	239,724,337
Hoya Corp.	2,862,600	63,494,904
Itochu Corp.	11,526,900	119,324,193
Japan Tobacco, Inc.	11,265,000	353,885,305
JS Group Corp.	1,058,400	22,119,841
JSR Corp.	5,086,800	89,538,185
Keyence Corp.	715,210	178,130,833
Mitsubishi UFJ Financial Group, Inc.	21,124,000	102,431,096
Nikon Corp.	1,866,100	51,531,547
Nippon Telegraph & Telephone Corp.	677,300	31,439,925
Nitto Denko Corp.	783,100	33,644,680
ORIX Corp.	3,347,600	316,473,445
Rakuten, Inc.	26,046,300	259,137,836
Seven & i Holdings Co., Ltd.	6,119,700	193,680,077
Seven Bank Ltd.	12,099,900	30,189,051
SHIMANO, Inc.	1,070,100	71,061,529
SMC Corp.	752,500	126,413,678
Softbank Corp.	5,191,500	198,075,489
Sumitomo Mitsui Financial Group, Inc.	1,421,800	44,774,344
Toray Industries, Inc.	6,150,000	38,501,286
Unicharm Corp.	850,800	46,873,110
Yahoo! Japan Corp.	65,755	23,904,047
TOTAL JAPAN		3,468,119,506
Korea (South) - 2.8%
Amorepacific Corp.	47,406	42,933,592
Hyundai Motor Co.	380,453	79,746,809
LG Household & Health Care Ltd.	59,599	30,730,631
NHN Corp.	472,201	114,848,031
Orion Corp.	136,504	108,293,347
Samsung Electronics Co. Ltd.	200,615	232,256,034
TOTAL KOREA (SOUTH)		608,808,444
Luxembourg - 0.2%
Samsonite International SA	29,259,400	49,805,161
Common Stocks - continued
	Shares	Value
Mexico - 0.8%
America Movil SAB de CV Series L sponsored ADR	2,983,200	$ 79,621,608
Wal-Mart de Mexico SA de CV Series V	31,862,800	90,256,170
TOTAL MEXICO		169,877,778
Netherlands - 2.3%
AEGON NV	27,012,000	122,617,578
ASML Holding NV (Netherlands)	2,151,200	124,247,203
DE Master Blenders 1753 NV (a)	6,254,427	72,483,415
Gemalto NV	845,284	64,783,932
NXP Semiconductors NV (a)	2,449,083	55,324,785
Randstad Holding NV	255,030	7,741,172
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,449,700	50,330,410
TOTAL NETHERLANDS		497,528,495
Norway - 0.9%
DnB NOR ASA	3,663,309	38,592,815
Telenor ASA	9,296,600	157,628,310
TOTAL NORWAY		196,221,125
Philippines - 0.1%
Bloomberry Resorts Corp. (a)	54,431,000	13,299,706
Russia - 0.1%
Sberbank (Savings Bank of the Russian Federation)	9,564,100	26,617,896
Singapore - 0.1%
Avago Technologies Ltd.	613,700	22,706,900
South Africa - 0.9%
Foschini Ltd.	1,674,600	28,835,606
Life Healthcare Group Holdings Ltd.	6,906,900	28,001,341
Naspers Ltd. Class N	982,699	53,424,398
Shoprite Holdings Ltd.	2,281,200	44,780,219
Tiger Brands Ltd.	899,000	28,925,779
TOTAL SOUTH AFRICA		183,967,343
Spain - 2.6%
Amadeus IT Holding SA Class A	520,500	11,261,842
Banco Bilbao Vizcaya Argentaria SA	7,668,545	49,992,602
Grifols SA ADR	2,544,682	56,797,302
Inditex SA	3,099,107	319,655,633
Prosegur Compania de Seguridad SA (Reg.)	17,982,593	82,750,427
Repsol YPF SA	3,312,401	53,002,895
TOTAL SPAIN		573,460,701
Sweden - 1.1%
H&M Hennes & Mauritz AB (B Shares)	1,270,905	47,037,679
Svenska Handelsbanken AB (A Shares)	2,160,300	75,158,548

	Shares	Value
Swedbank AB (A Shares)	4,213,700	$ 73,484,861
Swedish Match Co. AB	1,251,400	52,756,190
TOTAL SWEDEN		248,437,278
Switzerland - 4.8%
Kuehne & Nagel International AG	555,960	63,380,465
Nestle SA	6,063,212	372,934,426
Roche Holding AG (participation certificate)	524,205	93,050,012
Schindler Holding AG (Reg.)	766,553	89,979,488
SGS SA (Reg.)	21,720	43,515,641
Syngenta AG (Switzerland)	444,430	151,542,674
UBS AG	12,221,701	128,572,545
Zurich Financial Services AG	403,865	90,055,731
TOTAL SWITZERLAND		1,033,030,982
Taiwan - 0.5%
HIWIN Technologies Corp.	2,408,000	22,318,638
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (d)	6,221,700	86,917,149
TOTAL TAIWAN		109,235,787
United Kingdom - 16.9%
Aegis Group PLC	5,788,300	21,444,665
Aggreko PLC	652,600	20,893,313
Anglo American PLC (United Kingdom)	2,029,400	60,454,101
Babcock International Group PLC	1,593,500	21,448,498
Barclays PLC	38,437,849	100,107,745
BG Group PLC	9,322,979	184,466,951
BHP Billiton PLC	515,000	15,016,828
British American Tobacco PLC sponsored ADR	1,768,200	187,446,882
Burberry Group PLC	1,474,256	28,985,110
Capita Group PLC	4,091,300	45,607,413
Compass Group PLC	2,313,400	24,863,525
Diageo PLC	1,817,649	48,585,295
Filtrona PLC	3,401,808	24,800,890
GlaxoSmithKline PLC	12,955,500	298,102,961
Hikma Pharmaceuticals PLC	2,070,284	22,591,428
HSBC Holdings PLC sponsored ADR	7,502,200	313,591,960
Imperial Tobacco Group PLC	3,167,193	123,099,295
Inchcape PLC	11,880,427	70,166,882
London Stock Exchange Group PLC	1,389,500	21,120,825
Meggitt PLC	8,046,700	48,382,431
National Grid PLC	3,003,200	31,151,602
Next PLC	3,505,700	176,929,493
Pearson PLC	3,179,800	59,531,307
PZ Cussons PLC Class L (d)	2,710,800	13,039,392
Reckitt Benckiser Group PLC	4,017,087	220,877,517
Rolls-Royce Group PLC	14,222,900	189,656,173
Royal Dutch Shell PLC:
Class A sponsored ADR	1,018,500	69,461,700
Class B sponsored ADR (d)	8,225,637	580,400,947
Serco Group PLC	2,500,781	22,603,697
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Standard Chartered PLC (United Kingdom)	2,832,886	$ 65,046,358
Taylor Wimpey PLC	28,979,200	20,059,570
Travis Perkins PLC	1,369,800	21,669,697
Vodafone Group PLC sponsored ADR	16,222,400	466,394,000
Whitbread PLC	1,105,851	37,034,149
TOTAL UNITED KINGDOM		3,655,032,600
United States of America - 4.2%
Apple, Inc.	353,300	215,781,508
Beam, Inc.	601,200	37,803,456
Citigroup, Inc.	3,887,950	105,480,084
Cognizant Technology Solutions Corp. Class A (a)	560,400	31,813,908
Facebook, Inc. Class B (a)(g)	1,288,142	25,169,007
Gilead Sciences, Inc. (a)	392,600	21,329,958
MasterCard, Inc. Class A	151,760	66,253,863
Newmont Mining Corp.	676,600	30,088,402
Noble Energy, Inc.	769,828	67,306,062
Polycom, Inc. (a)	2,852,000	24,926,480
PriceSmart, Inc.	298,900	21,526,778
SanDisk Corp. (a)	882,080	36,279,950
Schweitzer-Mauduit International, Inc.	445,742	30,355,030
ViroPharma, Inc. (a)	1,170,500	25,411,555
Visa, Inc. Class A	676,300	87,290,041
VMware, Inc. Class A (a)	275,000	24,959,000
Yum! Brands, Inc.	895,500	58,064,220
TOTAL UNITED STATES OF AMERICA		909,839,302
TOTAL COMMON STOCKS (Cost $17,935,259,244)		19,972,741,124
Nonconvertible Preferred Stocks - 1.5%

Germany - 1.5%
Henkel AG & Co. KGaA	757,300	54,509,243
ProSiebenSat.1 Media AG	2,556,200	53,782,039
Volkswagen AG	1,248,726	213,564,114
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $221,545,335)		321,855,396
Master Notes - 0.0%
Principal Amount
Canada - 0.0%
OZ Optics Ltd. 5% 11/5/14 (g) (Cost $275,004)	$ 270,994	270,994
Money Market Funds - 7.9%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	1,298,142,074	$ 1,298,142,074
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	408,432,291	408,432,291
TOTAL MONEY MARKET FUNDS (Cost $1,706,574,365)		1,706,574,365
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $19,863,653,948)	22,001,441,879
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(354,622,706)
NET ASSETS - 100%	$ 21,646,819,173
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,174,313 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,440,001 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11	$ 32,203,550
OZ Optics Ltd. 5% 11/5/14	11/5/10	$ 277,840
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 902,165
Fidelity Securities Lending Cash Central Fund	15,112,780
Total	$ 16,014,945
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
3Legs Resources PLC	$ 13,837,749	$ -	$ 109,582	$ -	$ 3,832,824
HiSoft Technology International Ltd. ADR	21,372,832	-	439,582	-	19,151,184
Painted Pony Petroleum Ltd.	30,395,209	-	-	-	23,174,313
Painted Pony Petroleum Ltd. Class A	44,553,022	3,256,743	498,801	-	37,135,867
Schweitzer-Mauduit International, Inc.	113,092,492	-	80,646,955	481,734	-
Total	$ 223,251,304	$ 3,256,743	$ 81,694,920	$ 481,734	$ 83,294,188
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,321,744,443	$ 2,339,387,907	$ 982,356,536	$ -
Consumer Staples	2,911,481,434	1,678,882,690	1,232,598,744	-
Energy	1,703,479,712	1,641,889,061	61,590,651	-
Financials	3,032,351,151	1,877,845,606	1,154,505,545	-
Health Care	2,504,343,146	963,120,043	1,541,223,103	-
Industrials	1,638,813,940	1,258,762,191	380,051,749	-
Information Technology	2,277,870,214	1,331,412,069	946,458,145	-
Materials	1,743,294,851	1,373,741,201	369,553,650	-
Telecommunication Services	1,070,523,797	841,008,383	229,515,414	-
Utilities	90,693,832	59,542,230	31,151,602	-
Master Notes	270,994	-	-	270,994
Money Market Funds	1,706,574,365	1,706,574,365	-	-
Total Investments in Securities:	$ 22,001,441,879	$ 15,072,165,746	$ 6,929,005,139	$ 270,994

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 1,439,022,665
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $19,963,756,224. Net unrealized appreciation aggregated $2,037,685,655, of which $3,672,781,517 related to appreciated investment securities and $1,635,095,862 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For bank notes, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series
Emerging Markets Fund

July 31, 2012

1.873106.103

ILF-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
Australia - 0.3%
Paladin Energy Ltd. (Australia) (a)(d)	11,417,191	$ 14,038,041
Austria - 0.1%
Erste Bank AG (a)	305,826	5,542,727
Bailiwick of Jersey - 0.2%
Atrium European Real Estate Ltd.	2,410,263	10,750,255
Bermuda - 2.0%
Aquarius Platinum Ltd. (Australia)	9,262,261	5,840,226
BW Offshore Ltd.	24,828,227	22,861,139
Cosco International Holdings Ltd.	6,312,000	2,409,316
GP Investments Ltd. (depositary receipt) (a)	6,502,800	12,978,944
Kunlun Energy Co. Ltd.	23,476,000	38,023,207
Pacific Basin Shipping Ltd.	20,774,000	9,242,176
Seadrill Ltd.	469,408	18,410,142
TOTAL BERMUDA		109,765,150
Brazil - 13.3%
Anhanguera Educacional Participacoes SA	2,749,516	39,112,040
Arezzo Industria e Comercio SA	1,010,300	15,860,507
Banco do Brasil SA	3,028,557	32,218,692
Banco Do Est Rio Grande Sul SA	2,432,300	19,287,954
BM&F Bovespa SA	2,467,700	13,848,599
BR Properties SA	3,511,400	40,953,767
Brasil Brokers Participacoes SA	1,662,700	5,111,756
Braskem SA (PN-A)	2,692,600	16,280,165
CCR SA	2,072,100	17,291,094
Centrais Eletricas Brasileiras SA (Electrobras)	856,800	5,916,319
Cia.Hering SA	865,400	17,086,709
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	789,900	30,450,645
Companhia de Saneamento de Minas Gerais	488,200	12,064,439
Companhia Paranaense de Energia-Copel:
(PN-B)	173,400	3,560,742
(PN-B) sponsored ADR	733,800	14,866,788
Estacio Participacoes SA	1,123,800	13,836,362
Fibria Celulose SA (a)	2,835,200	21,445,247
Gerdau SA sponsored ADR	2,706,300	24,627,330
Itau Unibanco Banco Multiplo SA sponsored ADR	2,678,360	42,344,872
Lojas Americanas SA (PN)	5,354,688	38,046,192
Mills Estruturas e Servicos de Engenharia SA	1,304,100	17,583,585
Multiplus SA	742,700	17,922,367
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	1,181,400	22,482,042
Common Stocks - continued
	Shares	Value
Brazil - continued
Petroleo Brasileiro SA - Petrobras: - continued
sponsored ADR	2,598,616	$ 51,010,832
Redecard SA	914,800	14,754,119
Ultrapar Participacoes SA	2,026,600	47,767,314
Vale SA (PN-A) sponsored ADR	6,795,600	120,485,988
TOTAL BRAZIL		716,216,466
British Virgin Islands - 0.1%
Sable Mining Africa Ltd. (a)	27,482,340	4,093,378
Canada - 1.8%
Banro Corp. (a)	1,531,100	5,954,320
Barrick Gold Corp.	442,900	14,578,580
First Quantum Minerals Ltd.	990,800	17,991,193
Goldcorp, Inc.	552,800	19,954,490
Pan American Silver Corp.	299,700	4,477,518
Uranium One, Inc. (a)(d)	4,999,100	11,415,405
Yamana Gold, Inc.	1,500,400	22,247,543
TOTAL CANADA		96,619,049
Cayman Islands - 5.1%
Ajisen (China) Holdings Ltd.	17,563,000	12,207,380
Baidu.com, Inc. sponsored ADR (a)	296,926	35,785,522
Belle International Holdings Ltd.	9,223,000	17,078,969
Biostime International Holdings Ltd.	7,941,500	17,819,142
China Liansu Group Holdings Ltd.	875,000	393,793
Eurasia Drilling Co. Ltd. GDR (Reg. S)	866,300	23,823,250
Geely Automobile Holdings Ltd.	32,860,000	10,932,570
Greatview Aseptic Pack Co. Ltd. (a)	42,872,000	20,731,943
Haitian International Holdings Ltd.	7,805,000	7,528,518
Hengan International Group Co. Ltd.	5,528,500	52,471,095
SINA Corp. (a)	99,025	4,496,725
Tencent Holdings Ltd.	483,200	14,443,597
Uni-President China Holdings Ltd.	29,643,000	28,248,903
Veripos (a)	836,040	1,608,956
Xueda Education Group sponsored ADR (a)(d)	2,360,100	6,938,694
Yingde Gases Group Co. Ltd.	21,211,000	18,162,023
TOTAL CAYMAN ISLANDS		272,671,080
Chile - 1.2%
Aguas Andinas SA	20,313,287	13,465,051
Embotelladora Andina SA Class A	2,811,317	13,102,982
Empresa Nacional de Telecomunicaciones SA (ENTEL)	718,775	14,134,148
Common Stocks - continued
	Shares	Value
Chile - continued
Enersis SA	44,364,600	$ 14,749,912
Inversiones La Construccion SA	790,452	11,952,979
TOTAL CHILE		67,405,072
China - 7.8%
China Communications Construction Co. Ltd. (H Shares)	19,826,000	17,461,872
China Construction Bank Corp. (H Shares)	123,283,000	83,304,695
China Pacific Insurance Group Co. Ltd. (H Shares)	15,902,200	50,548,600
China Shenhua Energy Co. Ltd. (H Shares)	8,120,000	30,470,811
China Southern Airlines Ltd. (H Shares)	26,018,000	12,917,237
China Suntien Green Energy Corp. Ltd. (H Shares) (e)	106,459,000	17,846,816
China Telecom Corp. Ltd. (H Shares)	57,228,000	29,710,803
Dongfeng Motor Group Co. Ltd. (H Shares)	16,312,000	22,759,854
Industrial & Commercial Bank of China Ltd. (H Shares)	170,873,000	98,054,709
Maanshan Iron & Steel Ltd. (H Shares)	59,964,000	13,454,726
PetroChina Co. Ltd. (H Shares)	5,374,000	6,710,123
PICC Property & Casualty Co. Ltd. (H Shares)	10,860,000	12,169,833
Shanghai Electric Group Co. Ltd. (H Shares)	48,949,000	18,431,542
Weichai Power Co. Ltd. (H Shares)	1,529,000	4,643,371
TOTAL CHINA		418,484,992
Colombia - 0.9%
Ecopetrol SA ADR (d)	814,058	46,588,539
Cyprus - 0.2%
Globaltrans Investment PLC:
GDR (f)	384,000	7,257,600
GDR (Reg. S)	189,500	3,581,550
TOTAL CYPRUS		10,839,150
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	248,303	8,361,609
Egypt - 0.1%
Orascom Telecom Holding SAE unit (a)	2,239,400	5,795,567
Orascom Telecom Media & Technology Holding sponsored GDR (f)	81,300	34,146
TOTAL EGYPT		5,829,713
Hong Kong - 3.8%
AIA Group Ltd.	2,612,000	9,178,563
China Mobile Ltd. sponsored ADR	1,211,300	70,400,756
China Resources Power Holdings Co. Ltd.	1,908,000	4,025,285
CNOOC Ltd. sponsored ADR (d)	384,300	76,975,290
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Lenovo Group Ltd.	39,436,000	$ 27,359,625
Sinotruk Hong Kong Ltd.	28,843,500	15,212,699
TOTAL HONG KONG		203,152,218
India - 3.4%
Axis Bank Ltd.	589,805	11,084,321
Cummins India Ltd.	919,558	7,073,778
Grasim Industries Ltd.	200,026	10,878,504
Housing Development and Infrastructure Ltd. (a)	5,479,276	7,825,424
Indiabulls Infrastructure and Power Ltd.	11,282,865	893,531
Indiabulls Real Estate Ltd.	15,734,955	15,817,085
ITC Ltd.	10,871,675	50,513,371
JK Cement Ltd.	1,118,165	4,287,708
Larsen & Toubro Ltd.	863,045	21,271,667
Lupin Ltd.	1,168,235	12,634,853
Power Grid Corp. of India Ltd.	5,867,390	12,561,664
SREI Infrastructure Finance Ltd. (e)	31,734,659	12,280,331
State Bank of India	488,919	17,644,555
TOTAL INDIA		184,766,792
Indonesia - 2.3%
PT Bakrieland Development Tbk (a)	1,191,863,500	7,697,574
PT Bank Tabungan Negara Tbk	114,069,500	16,545,795
PT Indo Tambangraya Megah Tbk	3,975,500	14,963,352
PT Jasa Marga Tbk	28,656,500	17,294,003
PT Telkomunikasi Indonesia Tbk:
Series B	1,234,000	1,192,641
sponsored ADR	1,731,279	67,225,564
TOTAL INDONESIA		124,918,929
Israel - 0.6%
Bezeq Israeli Telecommunication Corp. Ltd.	9,337,200	9,422,164
Check Point Software Technologies Ltd. (a)	140,839	6,840,550
NICE Systems Ltd. sponsored ADR (a)	416,100	14,979,600
TOTAL ISRAEL		31,242,314
Italy - 0.0%
Saipem SpA	500	23,101
Kazakhstan - 0.2%
JSC Halyk Bank of Kazakhstan GDR unit (a)	2,160,989	12,101,538
Common Stocks - continued
	Shares	Value
Kenya - 0.6%
Equity Bank Ltd.	81,337,900	$ 20,732,246
Safaricom Ltd.	291,281,594	13,122,349
TOTAL KENYA		33,854,595
Korea (South) - 13.6%
Amoreg	89,314	29,029,586
Asia Pacific Systems, Inc. (a)	565,718	5,528,741
E-Mart Co. Ltd.	133,580	31,071,423
Hana Financial Group, Inc.	1,513,040	48,375,188
Hyundai Industrial Development & Construction Co.	1,005,070	18,178,313
ICD Co. Ltd.	90,195	1,037,026
KB Financial Group, Inc.	2,337,752	73,618,027
Kia Motors Corp.	127,640	8,816,613
Korea Electric Power Corp. (a)	544,480	12,162,965
Korean Reinsurance Co.	919,080	7,949,799
KT&G Corp.	533,585	39,310,862
LG Chemical Ltd.	89,693	24,908,763
LS Industrial Systems Ltd.	328,900	19,111,431
Orion Corp.	26,228	20,807,580
POSCO sponsored ADR (d)	327,700	26,061,981
S-Oil Corp.	118	10,040
Samsung Electronics Co. Ltd.	211,280	244,603,120
Samsung Engineering Co. Ltd.	117,856	19,022,979
Samsung Fire & Marine Insurance Co. Ltd.	124,615	23,365,234
Samsung Heavy Industries Ltd.	684,720	23,708,754
Samsung Life Insurance Co. Ltd.	173,083	14,205,821
Shinhan Financial Group Co. Ltd.	522,960	16,743,298
Shinhan Financial Group Co. Ltd. sponsored ADR	197,931	12,578,515
Tong Yang Life Insurance Co. Ltd.	1,208,980	11,654,927
TOTAL KOREA (SOUTH)		731,860,986
Luxembourg - 0.6%
Samsonite International SA	4,324,200	7,360,625
Subsea 7 SA	1,156,900	24,318,211
TOTAL LUXEMBOURG		31,678,836
Malaysia - 1.3%
Axiata Group Bhd	9,992,100	18,740,184
Genting Bhd	7,249,300	21,971,794
Petronas Dagangan Bhd	4,279,600	28,763,514
TOTAL MALAYSIA		69,475,492
Common Stocks - continued
	Shares	Value
Mexico - 4.2%
America Movil SAB de CV Series L sponsored ADR	3,863,600	$ 103,119,484
CEMEX SA de CV sponsored ADR	3,056,313	21,271,938
Desarrolladora Homex SAB de CV sponsored ADR (a)(d)	725,800	8,607,988
Fibra Uno Administracion SA de CV	5,387,084	11,135,913
Grupo Modelo SAB de CV Series C	1,400,000	12,624,582
Grupo Televisa SA de CV (CPO) sponsored ADR	2,641,200	60,192,948
Wal-Mart de Mexico SA de CV Series V	4,395,300	12,450,348
TOTAL MEXICO		229,403,201
Netherlands - 0.7%
ASML Holding NV (Netherlands)	331,200	19,129,171
Vopak NV	292,500	18,548,834
TOTAL NETHERLANDS		37,678,005
Nigeria - 1.3%
Guaranty Trust Bank PLC	45,618,414	4,912,534
Guaranty Trust Bank PLC GDR (Reg. S)	4,930,877	28,599,087
Zenith Bank PLC	395,040,070	35,409,754
TOTAL NIGERIA		68,921,375
Norway - 0.8%
Petroleum Geo-Services ASA	989,300	14,591,131
TGS Nopec Geophysical Co. ASA	1,035,533	30,442,957
TOTAL NORWAY		45,034,088
Panama - 0.5%
Copa Holdings SA Class A	321,800	24,949,154
Peru - 0.4%
Compania de Minas Buenaventura SA sponsored ADR	621,600	22,638,672
Philippines - 1.5%
Metro Pacific Investments Corp.	212,845,000	21,312,543
Metropolitan Bank & Trust Co.	7,636,988	18,312,672
Robinsons Land Corp.	86,105,350	40,221,688
TOTAL PHILIPPINES		79,846,903
Poland - 1.4%
Eurocash SA	1,107,009	12,989,135
Powszechny Zaklad Ubezpieczen SA	530,900	56,254,726
Warsaw Stock Exchange	553,500	5,632,998
TOTAL POLAND		74,876,859
Common Stocks - continued
	Shares	Value
Russia - 6.7%
Bank St. Petersburg OJSC	3,007,189	$ 5,278,423
DIXY Group OJSC (a)	1,386,880	14,974,499
Gazprom OAO sponsored ADR	4,494,000	41,389,740
Magnit OJSC	244,482	31,712,175
Magnitogorsk Iron & Steel Works OJSC unit	1,982,200	7,393,606
Mobile TeleSystems OJSC (a)	2,872,800	22,083,374
Mobile TeleSystems OJSC sponsored ADR	1,578,300	29,908,785
NOVATEK OAO GDR (Reg. S)	272,000	30,763,200
OGK-4 OJSC (a)	404,759,500	33,008,340
Raspadskaya OAO (a)	2,844,310	7,091,576
RusHydro JSC sponsored ADR	4,761,200	11,664,940
Sberbank (Savings Bank of the Russian Federation)	19,407,800	54,013,949
Sistema JSFC (a)	19,207,800	15,823,203
TNK-BP Holding (a)	12,177,540	28,808,425
Uralkali OJSC GDR (Reg. S)	675,887	28,170,970
TOTAL RUSSIA		362,085,205
Singapore - 1.0%
First Resources Ltd.	18,670,000	28,506,107
Global Logistic Properties Ltd.	14,492,000	26,202,989
TOTAL SINGAPORE		54,709,096
South Africa - 4.6%
Absa Group Ltd.	890,423	14,514,813
AngloGold Ashanti Ltd.	733,600	24,828,444
Aspen Pharmacare Holdings Ltd.	1,226,600	21,514,098
Aveng Ltd.	1,890,500	8,223,985
Blue Label Telecoms Ltd.	14,596,332	9,841,948
Growthpoint Properties Ltd.	2,907,613	8,927,799
Impala Platinum Holdings Ltd.	2,442,600	38,370,622
JSE Ltd.	4,089,400	37,363,019
Life Healthcare Group Holdings Ltd.	5,062,400	20,523,533
MTN Group Ltd.	502,200	9,040,820
Naspers Ltd. Class N	866,500	47,107,244
Reunert Ltd.	1,053,800	10,193,484
TOTAL SOUTH AFRICA		250,449,809
Taiwan - 7.4%
Asia Cement Corp.	13,399,080	17,028,557
Catcher Technology Co. Ltd.	1,815,000	8,790,080
Cheng Uei Precision Industries Co. Ltd.	10,034,851	18,434,095
Chinatrust Financial Holding Co. Ltd.	63,445,546	38,143,615
Chroma ATE, Inc.	5,293,612	11,846,092
Common Stocks - continued
	Shares	Value
Taiwan - continued
Hon Hai Precision Industry Co. Ltd. (Foxconn)	13,660,000	$ 38,598,397
Synnex Technology International Corp.	11,618,739	25,418,417
Taiwan Fertilizer Co. Ltd.	7,362,000	17,507,495
Taiwan Mobile Co. Ltd.	8,566,000	28,324,449
Taiwan Semiconductor Manufacturing Co. Ltd.	31,909,284	86,523,282
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,432,151	47,947,149
Unified-President Enterprises Corp.	26,561,000	44,711,904
Yuanta Financial Holding Co. Ltd.	36,031,000	16,848,163
TOTAL TAIWAN		400,121,695
Thailand - 1.8%
Bangkok Bank Public Co. Ltd. (For. Reg.)	5,108,400	33,763,813
Electricity Generating PCL (For. Reg.)	1,957,500	6,811,130
PTT Global Chemical PCL (For. Reg.)	9,201,986	17,324,998
PTT PCL (For. Reg.)	3,408,800	35,312,005
Siam Cement PCL (For. Reg.)	441,500	4,896,203
TOTAL THAILAND		98,108,149
Turkey - 1.4%
Aygaz A/S	5,765,143	25,760,619
Enka Insaat ve Sanayi A/S	3,018,000	8,743,683
TAV Havalimanlari Holding A/S	3,312,000	18,157,551
Turkiye Is Bankasi A/S Series C	7,675,000	22,492,409
TOTAL TURKEY		75,154,262
United Kingdom - 0.9%
Evraz PLC	2,412,300	8,982,546
Hikma Pharmaceuticals PLC	1,050,346	11,461,623
International Personal Finance PLC	752,802	3,304,786
Kazakhmys PLC	2,030,200	22,440,496
TOTAL UNITED KINGDOM		46,189,451
United States of America - 0.8%
Cognizant Technology Solutions Corp. Class A (a)	474,965	26,963,763
Universal Display Corp. (a)(d)	518,983	16,482,900
TOTAL UNITED STATES OF AMERICA		43,446,663
TOTAL COMMON STOCKS (Cost $5,009,299,338)		5,123,892,609
Nonconvertible Preferred Stocks - 2.1%
	Shares	Value
Korea (South) - 1.8%
Hyundai Motor Co. Series 2	1,076,640	$ 71,320,813
Samsung Electronics Co. Ltd.	33,790	24,176,903
TOTAL KOREA (SOUTH)		95,497,716
Russia - 0.3%
Rostelecom (a)	3,196,400	7,789,880
Sberbank (Savings Bank of the Russian Federation) (a)	5,388,200	10,581,426
TOTAL RUSSIA		18,371,306
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $104,941,932)		113,869,022
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.17% (b)	165,221,351	165,221,351
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	64,687,825	64,687,825
TOTAL MONEY MARKET FUNDS (Cost $229,909,176)		229,909,176
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $5,344,150,446)		5,467,670,807
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(76,045,287)
NET ASSETS - 100%		$ 5,391,625,520
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,291,746 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 186,851
Fidelity Securities Lending Cash Central Fund	329,823
Total	$ 516,674
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Asia Pacific Systems, Inc.	$ 6,859,480	$ 3,930,582	$ 4,196,534	$ -	$ -
China Suntien Green Energy Corp. Ltd. (H Shares)	5,673,154	16,219,344	328,200	765,000	17,846,816
SREI Infrastructure Finance Ltd.	22,963,624	3,419,237	4,160,862	-	12,280,331
Total	$ 35,496,258	$ 23,569,163	$ 8,685,596	$ 765,000	$ 30,127,147
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 419,237,302	$ 419,237,302	$ -	$ -
Consumer Staples	470,794,339	470,794,339	-	-
Energy	677,808,627	671,098,504	6,710,123	-
Financials	1,271,693,742	1,198,075,715	73,618,027	-
Health Care	66,134,107	66,134,107	-	-
Industrials	377,805,240	377,805,240	-	-
Information Technology	694,138,874	588,486,421	105,652,453	-
Materials	634,407,749	598,700,801	35,706,948	-
Telecommunica-tion Services	445,868,317	414,964,873	30,903,444	-
Utilities	179,873,334	167,710,369	12,162,965	-
Money Market Funds	229,909,176	229,909,176	-	-
Total Investments in Securities:	$ 5,467,670,807	$ 5,202,916,847	$ 264,753,960	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 1,397,903,349
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $5,391,205,190. Net unrealized appreciation aggregated $76,465,617, of which $605,770,257 related to appreciated investment securities and $529,304,640 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series International
Value Fund

July 31, 2012

1.907975.102

VSF-S-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 8.6%
Australia & New Zealand Banking Group Ltd.	8,193,475	$ 202,691,709
Commonwealth Bank of Australia	3,727,610	225,364,879
Origin Energy Ltd.	1,762,460	21,874,119
Sydney Airport unit	16,238,275	53,754,130
Telstra Corp. Ltd.	20,735,922	87,165,522
Transurban Group unit	4,170,273	26,821,144
Westfield Group unit	8,313,244	87,363,882
Woolworths Ltd.	969,522	29,109,135
TOTAL AUSTRALIA		734,144,520
Bailiwick of Jersey - 0.6%
Wolseley PLC	1,527,251	55,145,346
Bermuda - 0.4%
Cheung Kong Infrastructure Holdings Ltd.	5,416,000	32,930,275
Cayman Islands - 0.2%
Enn Energy Holdings Ltd.	5,618,000	21,552,800
Finland - 0.6%
Sampo OYJ (A Shares)	1,872,667	49,769,197
France - 8.8%
Arkema SA	458,625	33,778,531
Atos Origin SA	740,976	41,728,366
BNP Paribas SA	2,699,375	100,203,953
Euler Hermes SA	217,007	13,547,855
GDF Suez	2,957,600	66,175,780
Pernod Ricard SA	443,200	47,720,365
PPR SA	238,375	35,782,185
Sanofi SA	3,967,672	323,712,558
Schneider Electric SA	614,400	34,796,736
Unibail-Rodamco	250,492	48,203,318
TOTAL FRANCE		745,649,647
Germany - 8.9%
Allianz AG	1,242,202	123,938,390
BASF AG	603,664	44,178,662
Bayer AG	1,933,546	147,286,057
Daimler AG (Germany)	1,842,798	92,304,986
Deutsche Post AG	3,122,830	56,251,712
Fresenius SE	442,100	47,215,714
HeidelbergCement Finance AG	982,107	45,749,436
Hugo Boss AG	281,996	28,461,775
Common Stocks - continued
	Shares	Value
Germany - continued
RWE AG	2,217,500	$ 87,309,184
Siemens AG	991,963	84,057,971
TOTAL GERMANY		756,753,887
Hong Kong - 0.6%
Cheung Kong Holdings Ltd.	4,016,000	52,875,495
Italy - 3.5%
ENI SpA	8,682,800	179,041,582
Fiat Industrial SpA	3,976,171	39,138,247
Intesa Sanpaolo SpA	30,343,290	38,566,419
Saipem SpA	839,037	38,764,785
TOTAL ITALY		295,511,033
Japan - 20.8%
Aeon Credit Service Co. Ltd. (d)	2,677,600	51,036,828
Air Water, Inc.	4,581,000	55,096,343
Aozora Bank Ltd.	19,109,000	43,781,741
Astellas Pharma, Inc.	1,961,200	93,168,067
Canon, Inc.	709,800	23,702,473
Chubu Electric Power Co., Inc.	2,875,500	30,673,507
Credit Saison Co. Ltd.	2,232,200	50,616,323
Denso Corp.	2,169,300	69,113,728
Fanuc Corp.	249,600	38,535,340
Hitachi Ltd.	10,271,000	60,552,106
Honda Motor Co. Ltd.	4,015,800	127,663,510
INPEX Corp.	6,133	34,077,169
Itochu Corp.	5,429,500	56,205,112
Japan Retail Fund Investment Corp.	25,803	43,155,324
Japan Tobacco, Inc.	3,845,200	120,795,364
JSR Corp.	2,679,300	47,161,213
Mitsubishi Corp.	3,707,600	73,368,553
Mitsubishi Estate Co. Ltd.	3,252,000	58,245,422
Nippon Telegraph & Telephone Corp.	1,912,800	88,791,213
ORIX Corp.	346,920	32,796,919
Santen Pharmaceutical Co. Ltd.	1,184,300	50,382,878
Seven & i Holdings Co., Ltd.	3,545,700	112,216,522
Seven Bank Ltd.	16,904,400	42,176,200
Softbank Corp.	1,501,300	57,280,311
Sumitomo Mitsui Financial Group, Inc.	4,938,800	155,529,279
Sumitomo Realty & Development Co. Ltd.	1,502,000	37,375,097
Toray Industries, Inc.	6,949,000	43,503,324
Common Stocks - continued
	Shares	Value
Japan - continued
Toyo Suisan Kaisha Ltd.	1,509,000	$ 36,234,605
USS Co. Ltd.	375,500	40,409,966
TOTAL JAPAN		1,773,644,437
Netherlands - 2.5%
ING Groep NV (Certificaten Van Aandelen) (a)	8,085,152	53,187,258
Koninklijke KPN NV (d)	3,854,682	31,639,224
Koninklijke Philips Electronics NV	2,904,970	63,886,745
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,744,869	60,578,032
TOTAL NETHERLANDS		209,291,259
Norway - 1.0%
Orkla ASA (A Shares)	4,111,100	29,423,705
Telenor ASA	3,067,689	52,014,138
TOTAL NORWAY		81,437,843
Singapore - 2.5%
Ascendas Real Estate Investment Trust	24,648,000	44,962,199
ComfortDelgro Corp. Ltd.	5,985,000	8,080,039
Singapore Telecommunications Ltd.	23,200,000	66,743,812
United Overseas Bank Ltd.	5,960,491	95,797,027
TOTAL SINGAPORE		215,583,077
Spain - 1.6%
Banco Bilbao Vizcaya Argentaria SA	1,900	12,386
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	13,121,696	84,634,939
Repsol YPF SA	3,258,814	52,145,430
TOTAL SPAIN		136,792,755
Sweden - 1.0%
Svenska Handelsbanken AB (A Shares)	2,356,800	81,994,939
Switzerland - 9.6%
Nestle SA	2,611,286	160,614,283
Roche Holding AG (participation certificate)	1,654,169	293,626,434
Swisscom AG	125,197	50,191,648
Syngenta AG (Switzerland)	249,020	84,911,362
UBS AG (NY Shares)	9,515,275	100,861,915
Zurich Financial Services AG	549,640	122,561,332
TOTAL SWITZERLAND		812,766,974
United Kingdom - 26.3%
Barclays PLC	26,470,196	68,939,124
Common Stocks - continued
	Shares	Value
United Kingdom - continued
BHP Billiton PLC	2,876,204	$ 83,866,914
BP PLC sponsored ADR	4,826,670	192,584,133
British American Tobacco PLC (United Kingdom)	1,369,700	72,750,968
British Land Co. PLC	5,462,100	45,773,262
Bunzl PLC	3,479,218	60,767,496
Centrica PLC	14,967,222	74,388,358
Compass Group PLC	7,759,900	83,400,392
GlaxoSmithKline PLC sponsored ADR	2,468,200	113,537,200
HSBC Holdings PLC sponsored ADR (d)	5,385,729	225,123,472
Imperial Tobacco Group PLC	1,663,662	64,661,553
Legal & General Group PLC	36,962,626	73,888,613
National Grid PLC	10,317,500	107,021,396
Next PLC	653,000	32,956,317
Prudential PLC	5,441,810	64,756,635
Reed Elsevier PLC	6,371,506	53,743,863
Royal Dutch Shell PLC Class A sponsored ADR	6,235,122	425,235,314
Scottish & Southern Energy PLC	3,470,905	71,451,601
Vodafone Group PLC	2,388,700	6,836,305
Vodafone Group PLC sponsored ADR	11,004,722	316,385,758
TOTAL UNITED KINGDOM		2,238,068,674
United States of America - 0.6%
Virgin Media, Inc.	1,807,000	49,635,999
TOTAL COMMON STOCKS (Cost $8,257,807,556)		8,343,548,157
Nonconvertible Preferred Stocks - 1.0%

Germany - 1.0%
ProSiebenSat.1 Media AG	1,655,920	34,840,292
Volkswagen AG	264,050	45,159,310
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $85,625,882)		79,999,602
Money Market Funds - 2.7%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	97,580,603	$ 97,580,603
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	135,197,503	135,197,503
TOTAL MONEY MARKET FUNDS (Cost $232,778,106)		232,778,106
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $8,576,211,544)		8,656,325,865
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(151,416,015)
NET ASSETS - 100%		$ 8,504,909,850
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 85,876
Fidelity Securities Lending Cash Central Fund	9,829,460
Total	$ 9,915,336
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 693,472,323	$ 456,285,119	$ 237,187,204	$ -
Consumer Staples	704,680,827	302,105,336	402,575,491	-
Energy	943,722,532	730,603,781	213,118,751	-
Financials	2,519,731,331	1,818,122,795	701,608,536	-
Health Care	1,068,928,908	601,665,405	467,263,503	-
Industrials	680,232,276	364,178,555	316,053,721	-
Information Technology	125,982,945	41,728,366	84,254,579	-
Materials	438,245,785	123,706,629	314,539,156	-
Telecommunication Services	757,047,931	604,140,102	152,907,829	-
Utilities	491,502,901	353,807,998	137,694,903	-
Money Market Funds	232,778,106	232,778,106	-	-
Total Investments in Securities:	$ 8,656,325,865	$ 5,629,122,192	$ 3,027,203,673	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 497,484,317
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $8,636,367,527. Net unrealized appreciation aggregated $19,958,338, of which $590,832,413 related to appreciated investment securities and $570,874,075 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Global Equity Income Fund

July 31, 2012

1.938167.100

GED-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value
Australia - 1.1%
Spark Infrastructure Group unit	64,016	$ 109,657
Telstra Corp. Ltd.	21,892	92,025
TOTAL AUSTRALIA		201,682
Bailiwick of Guernsey - 0.6%
Resolution Ltd.	34,400	111,104
Bailiwick of Jersey - 1.5%
Informa PLC	24,897	144,429
Wolseley PLC	3,300	119,155
TOTAL BAILIWICK OF JERSEY		263,584
Brazil - 1.9%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	1,500	126,600
Multiplus SA	5,000	120,657
Redecard SA	5,400	87,092
TOTAL BRAZIL		334,349
Canada - 0.0%
Fairfax Financial Holdings Ltd. (sub. vtg.)	2	753
Cayman Islands - 0.6%
Pico Far East Holdings Ltd.	458,000	100,404
Chile - 0.2%
Inversiones La Construccion SA	2,155	32,587
Colombia - 0.5%
BanColombia SA sponsored ADR	1,460	90,286
France - 3.6%
Arkema SA	800	58,921
Euler Hermes SA	810	50,569
Ipsos SA	2,800	81,408
Sanofi SA	4,151	338,670
VINCI SA	2,900	123,280
TOTAL FRANCE		652,848
Germany - 0.7%
CompuGROUP Holding AG	20	281
Hugo Boss AG	670	67,623
Muehlbauer Holding AG & Co.	2,181	59,171
TOTAL GERMANY		127,075
Hong Kong - 1.0%
HKT Trust / HKT Ltd. unit	222,000	176,920
Common Stocks - continued
	Shares	Value
Ireland - 1.8%
Accenture PLC Class A	2,690	$ 162,207
CRH PLC	5,600	102,529
Irish Continental Group PLC unit	3,100	56,985
TOTAL IRELAND		321,721
Israel - 0.6%
Israel Chemicals Ltd.	8,700	102,970
Italy - 0.8%
ENI SpA	6,700	138,156
Japan - 7.1%
Aozora Bank Ltd.	32,000	73,317
Autobacs Seven Co. Ltd.	1,200	59,063
Canon, Inc.	3,600	120,215
Japan Retail Fund Investment Corp.	73	122,092
Japan Tobacco, Inc.	9,600	301,580
NTT DoCoMo, Inc.	66	110,324
Relo Holdings Corp.	5,400	187,783
Seven Bank Ltd.	74,100	184,878
USS Co. Ltd.	990	106,540
TOTAL JAPAN		1,265,792
Korea (South) - 1.1%
BS Financial Group, Inc.	10	106
DGB Financial Group Co. Ltd.	3,820	43,752
KT&G Corp.	1,277	94,081
YESCO Co. Ltd.	2,870	63,839
TOTAL KOREA (SOUTH)		201,778
Netherlands - 1.8%
Koninklijke Philips Electronics NV	7,200	158,344
LyondellBasell Industries NV Class A	3,870	172,331
TOTAL NETHERLANDS		330,675
New Zealand - 0.6%
Telecom Corp. of New Zealand Ltd.	45,695	98,436
Norway - 1.4%
Aker Solutions ASA	3,300	48,617
Merkantildata ASA	6,600	55,296
Orkla ASA (A Shares)	19,900	142,427
TOTAL NORWAY		246,340
Common Stocks - continued
	Shares	Value
Panama - 0.6%
Copa Holdings SA Class A	1,370	$ 106,216
South Africa - 0.7%
Clicks Group Ltd.	6,288	41,502
Foschini Ltd.	2,600	44,770
Life Healthcare Group Holdings Ltd.	11,300	45,811
TOTAL SOUTH AFRICA		132,083
Sweden - 3.2%
Intrum Justitia AB	10,400	144,898
Svenska Handelsbanken AB (A Shares)	5,950	207,005
Swedish Match Co. AB	5,190	218,799
TOTAL SWEDEN		570,702
Switzerland - 2.6%
Clariant AG (Reg.)	8,510	90,042
Roche Holding AG (participation certificate)	1,501	266,438
UBS AG	11,190	117,719
TOTAL SWITZERLAND		474,199
Taiwan - 2.3%
Far EasTone Telecommunications Co. Ltd.	69,000	174,228
Taiwan Semiconductor Manufacturing Co. Ltd.	86,000	233,192
TOTAL TAIWAN		407,420
Turkey - 0.4%
Anadolu Efes Biracilik ve Malt Sanayii A/S	5,040	68,516
United Kingdom - 15.6%
Barclays PLC	39,691	103,371
BP PLC	36,859	244,741
British American Tobacco PLC (United Kingdom)	8,000	424,916
Domino Printing Sciences PLC	11,900	103,082
Drax Group PLC	7,000	52,164
Dunelm Group PLC	6,900	60,419
GlaxoSmithKline PLC	17,400	400,370
Hilton Food Group PLC	21,400	90,423
ICAP PLC	15,100	75,380
Imperial Tobacco Group PLC	4,192	162,930
International Personal Finance PLC	9,900	43,461
London Stock Exchange Group PLC	9,700	147,443
National Grid PLC	7,400	76,759
Reckitt Benckiser Group PLC	3,700	203,443
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Royal Dutch Shell PLC Class A (United Kingdom)	6,810	$ 231,424
Vodafone Group PLC	133,700	382,641
TOTAL UNITED KINGDOM		2,802,967
United States of America - 40.5%
Altria Group, Inc.	4,020	144,599
American Tower Corp.	2,110	152,574
Analog Devices, Inc.	5,110	199,699
Apple, Inc.	820	500,822
Atlas Pipeline Partners, LP	5,750	191,188
BlackRock, Inc. Class A	230	39,160
Cedar Fair LP (depository unit)	4,400	138,688
CenturyLink, Inc.	4,420	183,607
Chevron Corp.	3,950	432,841
CME Group, Inc.	2,539	132,307
Colgate-Palmolive Co.	2,520	270,547
Corrections Corp. of America	1,510	46,931
Dr Pepper Snapple Group, Inc.	5,600	255,248
Eli Lilly & Co.	2,620	115,359
Emerson Electric Co.	2,640	126,113
Exxon Mobil Corp.	2,640	229,284
Hubbell, Inc. Class B	1,670	137,408
IBM Corp.	1,770	346,885
Johnson & Johnson	4,540	314,259
JPMorgan Chase & Co.	6,020	216,720
Limited Brands, Inc.	4,160	197,808
Lorillard, Inc.	1,490	191,674
McDonald's Corp.	1,170	104,551
Merck & Co., Inc.	9,680	427,566
Microsoft Corp.	8,010	236,055
Pfizer, Inc.	9,430	226,697
PG&E Corp.	2,050	94,628
Psychemedics Corp.	5,730	62,400
Sempra Energy	1,670	117,585
Stanley Black & Decker, Inc.	1,480	98,997
U.S. Bancorp	10,720	359,120
United Technologies Corp.	2,100	156,324
VF Corp.	1,190	177,667
W.W. Grainger, Inc.	280	57,352
Common Stocks - continued
	Shares	Value
United States of America - continued
Wells Fargo & Co.	10,410	$ 351,962
Williams Companies, Inc.	7,280	231,431
TOTAL UNITED STATES OF AMERICA		7,266,056
TOTAL COMMON STOCKS (Cost $16,049,815)		16,625,619
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.1%
United States of America - 0.1%
United Technologies Corp. 7.50%	330	17,408
Nonconvertible Preferred Stocks - 0.8%
Germany - 0.8%
Volkswagen AG	860	147,082
TOTAL PREFERRED STOCKS (Cost $158,577)		164,490
Money Market Funds - 6.8%

Fidelity Cash Central Fund, 0.17% (a) (Cost $1,216,233)	1,216,233	1,216,233
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $17,424,625)		18,006,342
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(82,811)
NET ASSETS - 100%		$ 17,923,531
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 497
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,430,452	$ 1,264,849	$ 165,603	$ -
Consumer Staples	2,468,258	1,741,762	726,496	-
Energy	1,747,682	1,133,361	614,321	-
Financials	2,843,449	2,054,289	789,160	-
Health Care	2,197,851	1,458,811	739,040	-
Industrials	1,671,666	1,513,322	158,344	-
Information Technology	2,044,545	1,691,138	353,407	-
Materials	526,793	424,264	102,529	-
Telecommunication Services	1,218,181	725,216	492,965	-
Utilities	641,232	564,473	76,759	-
Money Market Funds	1,216,233	1,216,233	-	-
Total Investments in Securities:	$ 18,006,342	$ 13,787,718	$ 4,218,624	$ -
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $17,453,255. Net unrealized appreciation aggregated $553,087, of which $787,710 related to appreciated investment securities and $234,623 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Total International
Equity Fund

July 31, 2012

1.863105.104

TIE-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Australia - 5.1%
Australia & New Zealand Banking Group Ltd.	108,532	$ 2,684,885
Coca-Cola Amatil Ltd.	58,234	852,490
Commonwealth Bank of Australia	49,377	2,985,248
CSL Ltd.	35,275	1,582,910
Newcrest Mining Ltd.	23,905	590,362
Origin Energy Ltd.	24,056	298,562
Ramsay Health Care Ltd.	2,029	50,578
Sydney Airport unit	305,821	1,012,370
Telstra Corp. Ltd.	274,671	1,154,607
Transurban Group unit	57,293	368,480
Westfield Group unit	110,360	1,159,773
Woodside Petroleum Ltd.	18,232	646,650
Woolworths Ltd.	12,861	386,141
WorleyParsons Ltd.	21,140	579,616
TOTAL AUSTRALIA		14,352,672
Austria - 0.4%
Andritz AG	18,358	1,006,394
Zumtobel AG	4,700	50,571
TOTAL AUSTRIA		1,056,965
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	102,094	329,740
Bailiwick of Jersey - 0.8%
Atrium European Real Estate Ltd.	113,148	504,663
Informa PLC	51,306	297,628
Randgold Resources Ltd. sponsored ADR	6,760	604,885
Wolseley PLC	20,839	752,446
TOTAL BAILIWICK OF JERSEY		2,159,622
Belgium - 1.5%
Anheuser-Busch InBev SA NV	40,471	3,202,190
Gimv NV	1,420	62,112
Umicore SA	19,251	853,896
TOTAL BELGIUM		4,118,198
Bermuda - 2.0%
Cafe de Coral Holdings Ltd.	226,000	649,903
Cheung Kong Infrastructure Holdings Ltd.	74,000	449,934
GP Investments Ltd. (depositary receipt) (a)	8,300	16,566
Lazard Ltd. Class A	8,770	235,475
Li & Fung Ltd.	330,000	651,940
Common Stocks - continued
	Shares	Value
Bermuda - continued
Pacific Basin Shipping Ltd.	1,542,000	$ 686,023
Texwinca Holdings Ltd.	716,000	675,864
Trinity Ltd.	72,000	47,073
Vtech Holdings Ltd.	64,800	762,505
Wilson Sons Ltd. unit	45,100	677,865
Yue Yuen Industrial (Holdings) Ltd.	218,000	660,632
TOTAL BERMUDA		5,513,780
Brazil - 2.0%
Arezzo Industria e Comercio SA	18,400	288,858
Banco ABC Brasil SA	12,400	64,808
Banco ABC Brasil SA rights 8/2/12 (a)	370	514
Banco Bradesco SA	92,900	1,188,224
Banco Pine SA	8,106	53,125
Duratex SA	140,100	816,999
Iguatemi Empresa de Shopping Centers SA	10,300	220,406
LPS Brasil Consultoria de Imoveis SA	29,600	527,230
Multiplan Empreendimentos Imobiliarios SA	16,400	414,722
Oi SA	121,816	700,864
Porto Seguro SA	71,200	621,940
T4F Entretenimento SA	3,600	29,549
Tractebel Energia SA	38,800	692,046
TOTAL BRAZIL		5,619,285
British Virgin Islands - 0.0%
Gem Diamonds Ltd. (a)	8,878	27,435
Canada - 0.7%
Agnico-Eagle Mines Ltd. (Canada)	6,440	282,619
Baytex Energy Corp.	600	24,877
Copper Mountain Mining Corp. (a)	6,600	21,257
Eldorado Gold Corp.	3,800	41,113
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,155	434,773
First Quantum Minerals Ltd.	12,585	228,522
Goldcorp, Inc.	12,994	469,046
Open Text Corp. (a)	5,150	232,683
Painted Pony Petroleum Ltd. Class A (a)	4,400	41,023
Pason Systems, Inc.	2,700	39,146
Petrominerales Ltd.	2,725	25,216
TAG Oil Ltd. (a)	4,700	32,853
TOTAL CANADA		1,873,128
Common Stocks - continued
	Shares	Value
Cayman Islands - 1.3%
Baidu.com, Inc. sponsored ADR (a)	3,300	$ 397,716
Boer Power Holdings Ltd.	1,632,000	467,206
Enn Energy Holdings Ltd.	74,000	283,892
Haitian International Holdings Ltd.	478,000	461,067
Kingboard Chemical Holdings Ltd.	269,500	557,440
Samson Holding Ltd.	4,590,000	544,547
Sands China Ltd.	286,600	848,191
Vantage Drilling Co. (a)	15,200	23,864
TOTAL CAYMAN ISLANDS		3,583,923
Chile - 2.1%
Compania Cervecerias Unidas SA sponsored ADR	8,400	556,332
Embotelladora Andina SA sponsored ADR	18,300	636,840
Empresa Nacional de Telecomunicaciones SA (ENTEL)	34,862	685,534
Inversiones Aguas Metropolitanas SA	624,058	1,136,296
Isapre CruzBlanca SA	627,043	688,416
Parque Arauco SA	395,707	750,020
Quinenco SA	308,454	862,585
Sociedad Matriz SAAM SA	4,593,656	509,085
TOTAL CHILE		5,825,108
China - 0.4%
China BlueChemical Ltd. (H Shares)	882,000	580,061
China Oilfield Services Ltd. (H Shares)	422,000	651,935
TOTAL CHINA		1,231,996
Colombia - 0.2%
BanColombia SA sponsored ADR	11,300	698,792
Curacao - 0.2%
Schlumberger Ltd.	8,300	591,458
Denmark - 1.0%
Novo Nordisk A/S Series B sponsored ADR	15,200	2,349,008
William Demant Holding A/S (a)	4,110	388,361
TOTAL DENMARK		2,737,369
Egypt - 0.3%
Commercial International Bank Ltd.	199,900	907,567
Finland - 1.1%
Nokian Tyres PLC	43,902	1,755,013
Common Stocks - continued
	Shares	Value
Finland - continued
Outotec Oyj	12,312	$ 565,652
Sampo OYJ (A Shares)	25,599	680,335
TOTAL FINLAND		3,001,000
France - 4.7%
Alstom SA	21,001	698,704
Arkema SA	6,075	447,434
Atos Origin SA	10,149	571,545
BNP Paribas SA	35,851	1,330,831
Danone SA	19,680	1,198,122
Euler Hermes SA	2,876	179,550
GDF Suez	39,200	877,093
Laurent-Perrier Group	859	75,073
Pernod Ricard SA	6,000	646,034
PPR SA	3,283	492,807
Remy Cointreau SA	4,852	573,110
Safran SA	15,114	513,164
Saft Groupe SA	2,129	48,330
Sanofi SA	52,605	4,291,912
Schneider Electric SA	8,200	464,410
Unibail-Rodamco	3,408	655,817
Vetoquinol SA	1,100	28,693
Virbac SA	520	91,429
TOTAL FRANCE		13,184,058
Germany - 4.6%
Allianz AG	16,491	1,645,359
alstria office REIT-AG	5,100	56,770
BASF AG	8,298	607,282
Bayer AG	25,693	1,957,140
Bilfinger Berger AG	1,167	95,960
CompuGROUP Holding AG	3,646	51,186
CTS Eventim AG	4,049	119,067
Daimler AG (Germany)	24,410	1,222,687
Deutsche Post AG	41,366	745,128
Fielmann AG	1,079	96,822
Fresenius SE	5,800	619,433
HeidelbergCement Finance AG	13,000	605,578
Hugo Boss AG	3,687	372,128
Linde AG	13,449	2,003,093
RWE AG	29,400	1,157,560
Siemens AG	13,183	1,117,114
Common Stocks - continued
	Shares	Value
Germany - continued
Siemens AG sponsored ADR	5,669	$ 480,108
Software AG (Bearer)	2,059	67,287
TOTAL GERMANY		13,019,702
Hong Kong - 2.2%
Cheung Kong Holdings Ltd.	53,000	697,809
China Insurance International Holdings Co. Ltd. (a)	358,800	505,254
China Merchant Holdings International Co. Ltd.	210,000	653,990
China Resources Enterprise Ltd.	284,000	787,393
China Resources Power Holdings Co. Ltd.	360,000	759,488
Dah Chong Hong Holdings Ltd.	605,000	520,375
Hopewell Holdings Ltd.	260,500	759,191
Television Broadcasts Ltd.	127,000	910,570
Vitasoy International Holdings Ltd.	676,000	601,493
TOTAL HONG KONG		6,195,563
India - 2.6%
Apollo Tyres Ltd.	15,339	21,465
Bharat Heavy Electricals Ltd.	141,220	548,130
Bharti Airtel Ltd.	36,826	198,878
Cipla Ltd.	125,580	765,324
Container Corp. of India Ltd.	33,215	564,763
Housing Development Finance Corp. Ltd.	80,454	1,000,824
Infrastructure Development Finance Co. Ltd.	241,642	585,186
Jyothy Laboratories Ltd.	24,138	53,893
Max India Ltd. (a)	149,671	473,716
Piramal Healthcare Ltd.	57,602	535,898
Punjab National Bank	41,001	553,874
Satyam Computer Services Ltd. (a)	412,054	608,143
Smithkline Beecham Consumer Healthcare Ltd.	14,334	682,619
Tata Power Co. Ltd.	420,347	743,324
TOTAL INDIA		7,336,037
Indonesia - 0.3%
PT Kalbe Farma Tbk	2,006,500	812,584
Ireland - 0.4%
CRH PLC sponsored ADR	31,200	570,336
James Hardie Industries NV sponsored ADR	14,745	644,062
TOTAL IRELAND		1,214,398
Common Stocks - continued
	Shares	Value
Israel - 0.1%
Azrieli Group	11,296	$ 241,019
Ituran Location & Control Ltd.	3,861	43,629
TOTAL ISRAEL		284,648
Italy - 1.7%
Azimut Holding SpA	7,014	67,142
ENI SpA	115,300	2,377,516
Fiat Industrial SpA	109,228	1,075,153
Interpump Group SpA	50,491	349,448
Intesa Sanpaolo SpA	402,817	511,982
Saipem SpA	11,137	514,546
TOTAL ITALY		4,895,787
Japan - 12.8%
Aeon Credit Service Co. Ltd.	35,600	678,560
Air Water, Inc.	63,000	757,710
Aozora Bank Ltd.	282,000	646,107
Asahi Co. Ltd.	2,700	44,467
Astellas Pharma, Inc.	26,000	1,235,147
Autobacs Seven Co. Ltd.	11,600	570,943
Azbil Corp.	1,900	38,431
Canon, Inc.	9,700	323,914
Chubu Electric Power Co., Inc.	38,200	407,487
Cosmos Pharmaceutical Corp.	500	40,661
Credit Saison Co. Ltd.	30,500	691,604
Daikoku Denki Co. Ltd.	1,100	20,212
Daikokutenbussan Co. Ltd.	3,800	106,386
Denso Corp.	66,400	2,115,499
Fanuc Corp.	12,400	1,914,416
Fast Retailing Co. Ltd.	3,200	657,195
FCC Co. Ltd.	5,200	80,240
GCA Savvian Group Corp.	44	39,897
Glory Ltd.	2,900	60,008
Goldcrest Co. Ltd.	3,120	48,033
Hitachi Ltd.	136,000	801,780
Honda Motor Co. Ltd.	53,200	1,691,244
INPEX Corp.	81	450,065
Itochu Corp.	71,900	744,295
Iwatsuka Confectionary Co. Ltd.	1,000	37,682
Japan Retail Fund Investment Corp.	354	592,062
Japan Tobacco, Inc.	62,100	1,950,846
JS Group Corp.	13,600	284,231
Common Stocks - continued
	Shares	Value
Japan - continued
JSR Corp.	35,500	$ 624,873
Kamigumi Co. Ltd.	7,000	56,136
Keyence Corp.	4,321	1,076,192
Kobayashi Pharmaceutical Co. Ltd.	10,600	552,736
Kyoto Kimono Yuzen Co. Ltd.	3,800	44,446
Meiko Network Japan Co. Ltd.	3,700	37,435
Miraial Co. Ltd.	300	4,337
Mitsubishi Corp.	49,100	971,625
Mitsubishi Estate Co. Ltd.	43,000	770,158
Mitsui Fudosan Co. Ltd.	27,000	520,218
Nabtesco Corp.	3,000	65,467
Nagaileben Co. Ltd.	3,500	52,885
Nihon M&A Center, Inc.	4,000	118,176
Nihon Parkerizing Co. Ltd.	5,000	70,205
Nikkiso Co. Ltd.	3,000	34,214
Nintendo Co. Ltd.	3,600	400,467
Nippon Seiki Co. Ltd.	6,000	58,852
Nippon Telegraph & Telephone Corp.	25,400	1,179,055
Nippon Thompson Co. Ltd.	13,000	55,859
NS Tool Co., Ltd.	800	26,518
Obic Co. Ltd.	310	62,894
ORIX Corp.	4,600	434,872
Osaka Securities Exchange Co. Ltd.	91	537,567
OSG Corp.	5,200	70,536
Santen Pharmaceutical Co. Ltd.	16,200	689,186
Seven & i Holdings Co., Ltd.	47,000	1,487,485
Seven Bank Ltd.	269,000	671,151
SHO-BOND Holdings Co. Ltd.	13,900	412,765
Shoei Co. Ltd.	2,900	17,841
SMC Corp.	2,200	369,582
Softbank Corp.	19,900	759,261
Sumitomo Mitsui Financial Group, Inc.	65,400	2,059,532
Sumitomo Realty & Development Co. Ltd.	20,000	497,671
The Nippon Synthetic Chemical Industry Co. Ltd.	11,000	64,893
Toray Industries, Inc.	95,000	594,735
Toyo Suisan Kaisha Ltd.	20,000	480,247
Tsutsumi Jewelry Co. Ltd.	1,200	28,145
Unicharm Corp.	10,100	556,439
USS Co. Ltd.	16,850	1,813,337
Yamato Kogyo Co. Ltd.	23,000	648,445
TOTAL JAPAN		36,005,560
Common Stocks - continued
	Shares	Value
Kenya - 0.3%
Safaricom Ltd.	16,614,629	$ 748,495
Korea (South) - 2.9%
Amorepacific Corp.	803	727,243
BS Financial Group, Inc.	61,950	654,746
Green Cross Holdings Corp.	42,660	543,310
Korea Plant Service & Engineering Co. Ltd.	16,900	746,597
LG Corp.	15,995	827,569
LG Household & Health Care Ltd.	1,943	1,001,856
MegaStudy Co. Ltd.	5,592	339,772
NHN Corp.	2,165	526,568
NICE Holdings Co. Ltd.	600	25,631
NICE Information Service Co. Ltd.	7,500	26,566
S1 Corp.	14,981	764,505
Samsung Fire & Marine Insurance Co. Ltd.	4,041	757,685
Shinsegae Co. Ltd.	3,354	618,491
Woongjin Coway Co. Ltd.	1,290	40,388
Yuhan Corp.	6,464	708,903
TOTAL KOREA (SOUTH)		8,309,830
Luxembourg - 0.3%
Brait SA	46,700	159,531
Millicom International Cellular SA (depository receipt)	7,000	634,057
TOTAL LUXEMBOURG		793,588
Malaysia - 0.7%
Axiata Group Bhd	673,000	1,262,212
Top Glove Corp. Bhd	387,200	666,710
TOTAL MALAYSIA		1,928,922
Mexico - 0.6%
Bolsa Mexicana de Valores SA de CV	399,900	763,805
Fomento Economico Mexicano SAB de CV sponsored ADR	8,300	708,986
Wal-Mart de Mexico SA de CV Series V	85,700	242,758
TOTAL MEXICO		1,715,549
Netherlands - 1.7%
Aalberts Industries NV	6,100	96,520
ASM International NV unit	1,950	73,886
ASML Holding NV	27,800	1,598,500
DE Master Blenders 1753 NV (a)	23,200	268,868
ING Groep NV (Certificaten Van Aandelen) (a)	107,278	705,716
Koninklijke KPN NV	52,583	431,601
Common Stocks - continued
	Shares	Value
Netherlands - continued
Koninklijke Philips Electronics NV	38,539	$ 847,558
QIAGEN NV (a)	3,100	54,591
Unilever NV (Certificaten Van Aandelen) (Bearer)	23,100	801,981
TOTAL NETHERLANDS		4,879,221
Norway - 0.4%
Orkla ASA (A Shares)	56,482	404,249
Telenor ASA	40,711	690,275
TOTAL NORWAY		1,094,524
Papua New Guinea - 0.3%
Oil Search Ltd. ADR	107,143	788,176
Philippines - 0.6%
BDO Unibank, Inc.	666,132	1,028,440
Jollibee Food Corp.	25,100	61,991
Manila Water Co., Inc.	1,088,400	680,494
TOTAL PHILIPPINES		1,770,925
Poland - 0.2%
Warsaw Stock Exchange	53,538	544,859
Portugal - 0.3%
Jeronimo Martins SGPS SA	61,675	967,533
Singapore - 1.9%
Ascendas India Trust	915,000	569,853
Ascendas Real Estate Investment Trust	327,000	596,504
Bumitama Agri Ltd.	847,000	762,327
ComfortDelgro Corp. Ltd.	80,000	108,004
Ezra Holdings Ltd. (a)	676,000	537,801
Global Logistic Properties Ltd.	366,000	661,765
Singapore Telecommunications Ltd.	308,000	886,082
United Overseas Bank Ltd.	78,746	1,265,606
TOTAL SINGAPORE		5,387,942
South Africa - 2.3%
African Rainbow Minerals Ltd.	2,500	47,054
City Lodge Hotels Ltd.	2,500	24,956
Clicks Group Ltd.	52,285	345,090
Impala Platinum Holdings Ltd.	40,400	634,641
JSE Ltd.	52,100	476,014
Mr Price Group Ltd.	18,400	274,014
MTN Group Ltd.	59,300	1,067,544
Nampak Ltd.	173,200	544,157
Common Stocks - continued
	Shares	Value
South Africa - continued
Reunert Ltd.	62,000	$ 599,731
Sasol Ltd.	18,900	784,034
Shoprite Holdings Ltd.	38,400	753,796
Tiger Brands Ltd.	28,200	907,349
TOTAL SOUTH AFRICA		6,458,380
Spain - 1.1%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	174,128	1,123,126
Grifols SA (a)	1,546	48,202
Inditex SA	8,710	898,388
Prosegur Compania de Seguridad SA (Reg.)	101,410	466,658
Repsol YPF SA	44,371	709,996
TOTAL SPAIN		3,246,370
Sri Lanka - 0.2%
John Keells Holdings Ltd.	333,247	464,802
Sweden - 1.5%
ASSA ABLOY AB (B Shares)	19,600	594,861
Fagerhult AB	10,100	286,634
H&M Hennes & Mauritz AB (B Shares)	32,386	1,198,644
Intrum Justitia AB	8,563	119,304
Svenska Handelsbanken AB (A Shares)	31,200	1,085,473
Swedish Match Co. AB	22,950	967,520
TOTAL SWEDEN		4,252,436
Switzerland - 7.0%
Holcim Ltd. (Reg.)	13,230	781,902
Nestle SA	107,118	6,588,589
Roche Holding AG (participation certificate)	32,174	5,711,107
Schindler Holding AG:
(participation certificate)	3,536	413,976
(Reg.)	820	96,253
Swatch Group AG (Bearer)	2,630	1,047,097
Swisscom AG	1,658	664,694
Syngenta AG (Switzerland)	3,295	1,123,536
UBS AG (NY Shares)	144,639	1,533,173
Zehnder Group AG	848	50,335
Zurich Financial Services AG	7,281	1,623,552
TOTAL SWITZERLAND		19,634,214
Taiwan - 3.5%
Chinatrust Financial Holding Co. Ltd.	24,033	14,449
Common Stocks - continued
	Shares	Value
Taiwan - continued
Chroma ATE, Inc.	260,116	$ 582,090
CTCI Corp.	380,000	709,486
Delta Electronics, Inc.	197,000	667,852
E.Sun Financial Holdings Co. Ltd.	1,107,000	608,221
Giant Manufacturing Co. Ltd.	99,000	545,591
Motech Industries, Inc.	389,000	424,210
Pacific Hospital Supply Co. Ltd.	280,500	740,130
Powertech Technology, Inc.	311,000	628,440
SIMPLO Technology Co. Ltd.	80,300	455,945
St. Shine Optical Co. Ltd.	42,000	477,655
Taiwan Hon Chuan Enterprise Co. Ltd.	253,000	562,786
Taiwan Mobile Co. Ltd.	282,000	932,465
Taiwan Semiconductor Manufacturing Co. Ltd.	436,035	1,182,326
Unified-President Enterprises Corp.	840,000	1,414,028
TOTAL TAIWAN		9,945,674
Thailand - 0.0%
Thai Re Insurance PCL	310,666	30,405
Turkey - 1.1%
Albaraka Turk Katilim Bankasi A/S	89,303	58,213
Anadolu Efes Biracilik ve Malt Sanayii A/S	72,000	978,800
Boyner Buyuk Magazacilik A/S (a)	42,049	86,214
Coca-Cola Icecek A/S	39,789	618,499
Enka Insaat ve Sanayi A/S	220,680	639,349
Tupras-Turkiye Petrol Rafinerileri A/S	10,313	227,537
Turkiye Garanti Bankasi A/S	93,500	364,654
TOTAL TURKEY		2,973,266
United Arab Emirates - 0.2%
First Gulf Bank PJSC	214,355	517,067
United Kingdom - 17.0%
AMEC PLC	3,959	69,396
Anglo American PLC (United Kingdom)	14,500	431,943
Babcock International Group PLC	40,500	545,130
Barclays PLC	350,628	913,178
Bellway PLC	6,028	75,844
Berendsen PLC	4,946	39,510
BG Group PLC	112,277	2,221,543
BHP Billiton PLC	38,097	1,110,866
BHP Billiton PLC ADR	26,900	1,567,194
BP PLC sponsored ADR	64,087	2,557,071
British American Tobacco PLC (United Kingdom)	18,153	964,188
Common Stocks - continued
	Shares	Value
United Kingdom - continued
British Land Co. PLC	74,700	$ 625,998
Britvic PLC	16,300	76,898
Bunzl PLC	46,057	804,425
Centrica PLC	198,275	985,443
Compass Group PLC	102,800	1,104,854
Dechra Pharmaceuticals PLC	8,600	66,042
Derwent London PLC	1,800	55,003
GlaxoSmithKline PLC sponsored ADR	82,297	3,785,662
Great Portland Estates PLC	15,772	106,232
H&T Group PLC	5,664	25,331
HSBC Holdings PLC sponsored ADR	71,561	2,991,250
Imperial Tobacco Group PLC	22,037	856,512
InterContinental Hotel Group PLC ADR	42,690	1,054,443
Johnson Matthey PLC	24,492	837,115
Legal & General Group PLC	489,613	978,741
Meggitt PLC	25,298	152,109
National Grid PLC	136,891	1,419,943
Next PLC	8,600	434,034
Persimmon PLC	5,837	56,328
Prudential PLC	72,083	857,776
PZ Cussons PLC Class L	139,419	670,628
Reckitt Benckiser Group PLC	22,851	1,256,451
Reed Elsevier PLC	84,397	711,891
Rolls-Royce Group PLC	67,452	899,443
Rotork PLC	18,303	633,042
Royal Dutch Shell PLC Class A sponsored ADR	82,549	5,629,842
SABMiller PLC	30,063	1,299,492
Scottish & Southern Energy PLC	45,968	946,291
Serco Group PLC	69,757	630,509
Shaftesbury PLC	40,237	343,501
Spectris PLC	3,670	89,015
Spirax-Sarco Engineering PLC	5,404	166,488
Standard Chartered PLC (United Kingdom)	70,733	1,624,112
Ted Baker PLC	3,375	46,803
Ultra Electronics Holdings PLC	3,701	85,240
Unite Group PLC	104,702	348,013
Victrex PLC	17,518	348,538
Vodafone Group PLC	35,600	101,885
Vodafone Group PLC sponsored ADR	145,812	4,192,095
TOTAL UNITED KINGDOM		47,793,281
Common Stocks - continued
	Shares	Value
United States of America - 5.5%
Allergan, Inc.	4,500	$ 369,315
Amazon.com, Inc. (a)	2,099	489,697
ANSYS, Inc. (a)	500	29,980
Autoliv, Inc.	17,910	1,013,169
Berkshire Hathaway, Inc. Class B (a)	11,945	1,013,414
BorgWarner, Inc. (a)	6,897	462,789
BPZ Energy, Inc. (a)	8,988	20,493
Broadridge Financial Solutions, Inc.	1,990	42,128
CME Group, Inc.	6,600	343,926
Cymer, Inc. (a)	9,771	558,999
Dril-Quip, Inc. (a)	1,210	88,705
Evercore Partners, Inc. Class A	1,860	43,096
FMC Technologies, Inc. (a)	7,803	352,071
Freeport-McMoRan Copper & Gold, Inc.	6,100	205,387
Greenhill & Co., Inc.	1,270	50,444
Kansas City Southern	1,420	103,376
Lam Research Corp. (a)	5,808	199,853
Martin Marietta Materials, Inc.	3,590	269,753
MasterCard, Inc. Class A	3,609	1,575,581
Mead Johnson Nutrition Co. Class A	12,800	933,888
Mohawk Industries, Inc. (a)	8,705	578,273
National Oilwell Varco, Inc.	5,500	397,650
Oceaneering International, Inc.	1,680	86,839
Philip Morris International, Inc.	21,100	1,929,384
PriceSmart, Inc.	6,750	486,135
ResMed, Inc.	15,440	487,286
Solera Holdings, Inc.	7,202	281,238
SS&C Technologies Holdings, Inc. (a)	10,654	258,892
Union Pacific Corp.	7,900	968,619
Virgin Media, Inc.	24,033	660,156
Visa, Inc. Class A	9,301	1,200,480
TOTAL UNITED STATES OF AMERICA		15,501,016
TOTAL COMMON STOCKS (Cost $277,245,471)		276,322,850
Nonconvertible Preferred Stocks - 0.3%
	Shares	Value
Germany - 0.3%
ProSiebenSat.1 Media AG	21,900	$ 460,772
Volkswagen AG	3,434	587,302
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,107,461)		1,048,074
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.17% (b)	4,684,918	4,684,918
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	375,900	375,900
TOTAL MONEY MARKET FUNDS (Cost $5,060,818)		5,060,818
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $283,413,750)		282,431,742
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(967,189)
NET ASSETS - 100%		$ 281,464,553
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,895
Fidelity Securities Lending Cash Central Fund	135,851
Total	$ 140,746
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 30,256,876	$ 23,077,020	$ 7,179,856	$ -
Consumer Staples	41,993,011	31,812,170	10,180,841	-
Energy	20,768,481	17,156,866	3,611,615	-
Financials	56,274,836	45,056,346	11,218,490	-
Health Care	29,883,217	23,579,873	6,303,344	-
Industrials	34,420,949	27,306,663	7,114,286	-
Information Technology	16,324,946	12,434,605	3,890,341	-
Materials	20,619,713	15,624,450	4,995,263	-
Telecommunication Services	16,289,604	14,249,403	2,040,201	-
Utilities	10,539,291	8,711,861	1,827,430	-
Money Market Funds	5,060,818	5,060,818	-	-
Total Investments in Securities:	$ 282,431,742	$ 224,070,075	$ 58,361,667	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 8,567,873
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $284,229,755. Net unrealized depreciation aggregated $1,798,013, of which $17,266,111 related to appreciated investment securities and $19,064,124 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 28, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 28, 2012